UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                    FORM N-Q


        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY


                  Investment Company Act file number 811- 05201


                           Thornburg Investment Trust
               (Exact name of registrant as specified in charter)

                    C/O Thornburg Investment Management, Inc.
              2300 North Ridgetop Road, Santa Fe, New Mexico 87506
               (Address of principal executive offices) (Zip code)


     Garrett Thornburg, 2300 North Ridgetop Road, Santa Fe, New Mexico 87506
                     (Name and address of agent for service)


                  Registrant's telephone number, including area
                               code: 505-984-0200


                   Date of fiscal year end: September 30, 2013


                   Date of reporting period: December 31, 2012


Item 1. Schedule of Investments


The following quarterly schedules of investments are attached hereto, in order:

         Thornburg Limited Term Municipal Fund
         Thornburg Intermediate Municipal Fund
         Thornburg Strategic Municipal Income Fund
         Thornburg California Limited Term Municipal Fund
         Thornburg New Mexico Intermediate Municipal Fund
         Thornburg New York Intermediate Municipal Fund
         Thornburg Limited Term U.S. Government Fund
         Thornburg Limited Term Income Fund
         Thornburg Strategic Income Fund
         Thornburg Value Fund
         Thornburg International Value Fund
         Thornburg Core Growth Fund
         Thornburg International Growth Fund
         Thornburg Investment Income Builder Fund
         Thornburg Global Opportunities Fund
         Thornburg Developing World Fund

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Thornburg Limited Term Municipal Fund                                                   December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value
        Alabama -- 1.64%
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2013
          (Education System Capital Improvements)                                   AA/Aa1    $  5,000,000 $   5,078,400
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2015
          (Education System Capital Improvements)                                   NR/Aa1       8,530,000     9,394,174
          Alabama  Public  School and College  Authority,  5.00% due  5/1/2016
          (Education System Capital Improvements)                                   AA/Aa1       5,000,000     5,691,700
          Alabama  State  Board of  Education,  3.00%  due  5/1/2017  (Calhoun
          Community College)                                                        NR/A1        2,070,000     2,176,067
          Alabama  State  Board of  Education,  3.00%  due  5/1/2018  (Calhoun
          Community College)                                                        NR/A1        2,130,000     2,245,340
          Alabama  State  Board of  Education,  4.00%  due  5/1/2019  (Calhoun
          Community College)                                                        NR/A1        2,195,000     2,442,508
          Alabama  State  Board of  Education,  4.00%  due  5/1/2020  (Calhoun
          Community College)                                                        NR/A1        1,000,000     1,117,450
          Alabama  State  Board of  Education,  4.00%  due  5/1/2021  (Calhoun
          Community College)                                                        NR/A1        1,000,000     1,114,610
          Alabama  State  Board of  Education,  4.00%  due  5/1/2022  (Calhoun
          Community College)                                                        NR/A1        1,230,000     1,360,085
          Camden   Industrial   Development   Board,   6.125%  due   12/1/2024
          pre-refunded 12/1/2013 (Weyerhaeuser Company)                             AA+/NR       2,800,000     2,949,884
          City of  Birmingham  GO, 5.00% due 10/1/2013  (Government  Services;
          Insured: MBIA)                                                            AA/Aa2       6,500,000     6,723,405
          City of Birmingham GO, 5.00% due 2/1/2015 (Government Services)           AA/Aa2       4,240,000     4,603,792
          City of Birmingham GO, 4.00% due 8/1/2015 (Government Services)           AA/Aa2       3,005,000     3,244,198
          City of Birmingham GO, 5.00% due 2/1/2016 (Government Services)           AA/Aa2       3,775,000     4,226,377
          City of Birmingham GO, 4.00% due 8/1/2016 (Government Services)           AA/Aa2       3,645,000     4,015,587
          City of Birmingham GO, 5.00% due 2/1/2017 (Government Services)           AA/Aa2       2,045,000     2,345,001
          City of Birmingham GO, 4.00% due 8/1/2017 (Government Services)           AA/Aa2       2,760,000     3,083,444
          City of Birmingham GO, 5.00% due 2/1/2018 (Government Services)           AA/Aa2       2,000,000     2,343,560
          City of Hoover Warrants GO, 4.00% due 3/1/2013 (Insured: Syncora)        AA+/Aa1       3,000,000     3,018,420
          City of Mobile Industrial  Development Board PCR, 1.65% due 6/1/2034
          put 3/20/2017 (Alabama Power Company Barry Plant Project)                  A/A2        6,000,000     6,161,760
          City of  Mobile  Industrial  Development  Board  Pollution  Control,
          5.00% due 6/1/2034 put 3/19/2015  (Alabama Power Company Barry Plant
          Project)                                                                   A/A2        6,000,000     6,522,420
          City of Mobile  Private  Placement  Warrants GO, 4.50% due 8/15/2016
          (Senior Center)                                                           NR/NR        1,420,000     1,474,840
          City of Mobile  Warrants  GO,  5.00%  due  2/15/2019  (City  Capital
          Improvements)                                                            AA-/Aa2       2,000,000     2,354,960
          East Alabama Health Care Authority GO, 5.00% due 9/1/2021                  A/NR        1,245,000     1,456,513
          East Alabama Health Care Authority GO, 5.00% due 9/1/2022                  A/NR          800,000       928,056
          Montgomery BMC Special Care Facilities  Financing  Authority,  5.00%
          due 11/15/2013 (Baptist Health; Insured: Natl-Re) (ETM)                   BBB/NR       1,000,000     1,040,460
          Montgomery Waterworks and Sanitation, 5.00% due 9/1/2016                 AAA/Aa1       2,080,000     2,391,730
          Montgomery Waterworks and Sanitation, 5.00% due 9/1/2019                 AAA/Aa1       3,375,000     4,044,094
          Town of Courtland  Industrial  Development Board, 4.75% due 5/1/2017
          (Solid Waste Disposal-International Paper Company Project)                BBB/NR       5,000,000     5,223,600
          University of Alabama at Birmingham Hospital, 5.25% due 9/1/2017          A+/A1        2,500,000     2,861,400
          University of Alabama at Birmingham Hospital, 5.00% due 9/1/2018          A+/A1        1,500,000     1,730,925
        Alaska -- 0.79%
          Alaska  Energy Power  Authority,  6.00% due 7/1/2013  (Bradley  Lake
          Hydroelectric; Insured: AGM)                                             AA-/Aa2       1,600,000     1,640,208
          Alaska  Housing  Finance  Corp.  GO, 5.00% due  12/1/2018  (Insured:
          Natl-Re)                                                                 AA+/Aa2       2,000,000     2,323,260
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2014                                                                 AA+/Aa3       2,000,000     2,113,240
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2015                                                                 AA+/Aa3       1,900,000     2,086,542
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2016                                                                 AA+/Aa3       1,000,000     1,129,810
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2017                                                                 AA+/Aa3       3,000,000     3,475,350
          Alaska  Industrial  Development  & Export  Authority  GO,  5.00% due
          4/1/2018                                                                 AA+/Aa3       2,455,000     2,908,021
          Alaska  Municipal Bond Bank, 5.00% due 6/1/2014  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   AA/Aa2       1,175,000     1,250,623
          City of Valdez Alaska, 5.00% due 1/1/2021 (BP Pipelines, Inc.)             A/A2        3,700,000     4,471,228
          City of Valdez Alaska, 5.00% due 1/1/2021 (BP Pipelines, Inc.)             A/A2       12,000,000    14,501,280
          North Slope Boro GO, 5.00% due 6/30/2015 (Insured: Natl-Re)              AA-/Aa3       3,250,000     3,595,768
          North Slope Boro GO, 5.00% due 6/30/2017 (Insured: Natl-Re)              AA-/Aa3       8,800,000    10,326,360
        Arizona -- 3.28%
          Arizona  Board of Regents  COP,  5.00% due 7/1/2018  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       1,285,000     1,452,782
          Arizona  Board of Regents  COP,  5.00% due 7/1/2019  (Arizona  State
          University; Insured: Natl-Re)                                             AA-/A1       3,735,000     4,227,049
          Arizona  Board of Regents  COP,  5.00% due 6/1/2022  (University  of
          Arizona)                                                                 AA-/Aa3       6,080,000     7,306,397
          Arizona HFA, 5.25% due 1/1/2018 (Banner Health)                           AA-/NR       3,500,000     4,146,660
          Arizona HFA, 5.00% due 7/1/2018 (Catholic Health Care West)                A/A3        1,470,000     1,690,765
          Arizona HFA, 5.00% due 7/1/2019 (Catholic Health Care West)                A/A3        1,365,000     1,580,984
          Arizona HFA, 5.00% due 7/1/2020 (Catholic Health Care West)                A/A3        1,290,000     1,484,480
          Arizona Lottery, 5.00% due 7/1/2018 (Insured: AGM)                       AA-/Aa3       8,370,000     9,918,450
          Arizona Lottery, 5.00% due 7/1/2020 (Insured: AGM)                       AA-/Aa3       8,705,000    10,603,560
          Arizona  School  Facilities  Board,  5.00%  due  7/1/2016  (Insured:
          AMBAC)                                                                    NR/NR        5,775,000     6,436,584
          Arizona School  Facilities  Board,  5.00% due 1/1/2017 (State School
          Improvement)                                                             AAA/Aaa       1,225,000     1,355,487
          Arizona Transportation Board, 5.00% due 7/1/2019                         AA+/Aa2       3,500,000     4,304,755
          Arizona Transportation Board, 5.00% due 7/1/2021                         AA+/Aa2       7,465,000     9,400,600
          Arizona Transportation Board, 5.00% due 7/1/2022                         AA+/Aa2       5,000,000     6,198,200
          City of Chandler, 3.00% due 7/1/2013                                      AA/Aa3       1,905,000     1,930,108
          City of Chandler, 3.00% due 7/1/2014                                      AA/Aa3       2,790,000     2,893,258
          City of Phoenix Civic Improvement Corp., 3.00% due 7/1/2013               A+/A1        1,000,000     1,012,770
          Glendale IDA, 5.00% due 5/15/2015 (Midwestern University)                 A-/NR        1,000,000     1,074,830
          Glendale IDA, 5.00% due 5/15/2016 (Midwestern University)                 A-/NR        1,325,000     1,458,547
          Glendale IDA, 5.00% due 5/15/2017 (Midwestern University)                 A-/NR        1,440,000     1,615,982
          Glendale  Western  Loop  101  Public  Facilities  Corp.,  6.00%  due
          7/1/2019 pre-refunded 1/1/2014                                            AA/A3        2,200,000     2,323,068
          Maricopa   County  IDA  Health   Facilities,   4.125%  due  7/1/2015
          (Catholic Health Care West)                                                A/A3        1,600,000     1,710,016
          Maricopa  County  IDA  Health  Facilities,  5.00% due  7/1/2038  put
          7/1/2014 (Catholic Health Care West)                                       A/A3        7,500,000     7,902,825
          Mesa Highway GO, 3.25% due 7/1/2016                                      AA+/Aa3      10,000,000    10,375,300
          Mohave County IDA, 5.00% due 4/1/2014  (Mohave Prison LLC;  Insured:
          Syncora) (ETM)                                                            AA+/NR       3,135,000     3,314,824
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR      12,100,000    13,291,487
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB+/Baa1      1,600,000     1,692,576
          Navajo County PCR, 5.50% due 6/1/2034 put 6/1/2014  (Arizona  Public
          Service Co.)                                                            BBB+/Baa1      2,600,000     2,740,998
          Navajo County PCR, 5.75% due 6/1/2034 put 6/1/2016  (Arizona  Public
          Service Co.)                                                            BBB+/Baa1      9,700,000    10,872,051
          Northern  Arizona  University  COP,  5.00%  due  9/1/2019  (Insured:
          AMBAC)                                                                     A/A2        3,500,000     3,643,780
          Pima  County,  4.00%  due  7/1/2014  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        1,500,000     1,578,255
          Pima  County,  5.00%  due  7/1/2015  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        1,250,000     1,384,463
          Pima  County,  5.00%  due  7/1/2016  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        2,000,000     2,278,200
          Pima  County,  4.50%  due  7/1/2017  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities; Insured: AGM)                                    AA-/Aa3       5,000,000     5,759,900
          Pima  County,  5.00%  due  7/1/2017  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        2,750,000     3,207,132
          Pima  County,  3.00%  due  7/1/2018  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR          500,000       542,765
          Pima  County,  5.00%  due  7/1/2018  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        2,000,000     2,385,740
          Pima  County,  5.00%  due  7/1/2018  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR          700,000       835,009
          Pima  County,  5.00%  due  7/1/2018  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities; Insured: AGM)                                    AA-/Aa3       5,000,000     5,990,750
          Pima  County,  5.00%  due  7/1/2020  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR          500,000       609,050
          Pima  County,  3.00%  due  7/1/2021  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        1,200,000     1,278,408
          Pima  County,  5.00%  due  7/1/2021  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR          400,000       488,668
          Pima  County,  3.00%  due  7/1/2022  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR        1,325,000     1,391,648
          Pima  County,  5.00%  due  7/1/2022  (Ina &  Roger  Road  Wastewater
          Reclamation Facilities)                                                   A+/NR          500,000       612,005
          Pima County IDA, 6.40% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         190,000       191,625
          Pima County IDA, 5.00% due 7/1/2016 (Metro Police Facility)               AA/Aa3       2,500,000     2,772,450
          Pima County IDA, 5.00% due 7/1/2017 (Metro Police Facility)               AA/Aa3       3,000,000     3,381,390
          Pima County IDA, 5.00% due 7/1/2018 (Metro Police Facility)               AA/Aa3       3,285,000     3,757,252
          Pima County IDA, 5.00% due 7/1/2019 (Metro Police Facility)               AA/Aa3       2,000,000     2,321,060
          Salt River  Agricultural  Improvement  & Power  District,  3.00% due
          1/1/2014                                                                  AA/Aa1      11,275,000    11,579,876
          Salt River  Agricultural  Improvement  & Power  District,  5.00% due
          1/1/2014                                                                  AA/Aa1       2,265,000     2,273,743
          Scottsdale IDA, 5.00% due 9/1/2019 (Scottsdale Healthcare)                A-/A2        6,885,000     7,684,830
          Town of Gilbert Public Facilities  Municipal  Property  Corporation,
          3.00% due 7/1/2015                                                        AA/Aa2       1,080,000     1,134,572
          University Arizona Medical Center Corp. GO, 5.00% due 7/1/2014          BBB+/Baa1      1,000,000     1,050,650
          Yuma Property Corp.  Utility Systems,  5.00% due 7/1/2016  (Insured:
          Syncora)                                                                  A+/A1        2,000,000     2,232,740
          Yuma Property Corp.  Utility Systems,  5.00% due 7/1/2018  (Insured:
          Syncora)                                                                  A+/A1        2,130,000     2,402,235
        Arkansas -- 0.37%
          Fort Smith Water & Sewer, 2.00% due 10/1/2013 (Insured: AGM)              AA-/NR       1,000,000     1,010,420
          Fort Smith Water & Sewer, 3.00% due 10/1/2014 (Insured: AGM)              AA-/NR       1,000,000     1,041,710
          Fort Smith Water & Sewer, 3.50% due 10/1/2016 (Insured: AGM)              AA-/NR       1,370,000     1,499,972
          Fort Smith Water & Sewer, 3.50% due 10/1/2017 (Insured: AGM)              AA-/NR       1,930,000     2,144,018
          Fort Smith Water & Sewer, 4.00% due 10/1/2018 (Insured: AGM)              AA-/NR       1,000,000     1,147,910
          Fort Smith Water & Sewer, 4.00% due 10/1/2019 (Insured: AGM)              AA-/NR       1,670,000     1,938,787
          Independence  County PCR, 4.90% due 7/1/2022  (Entergy  Mississippi,
          Inc.; Insured: AMBAC)                                                    NR/Baa1       6,400,000     6,633,792
          Jefferson County Hospital,  4.00% due 6/1/2015  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,205,000     1,280,264
          Jefferson County Hospital,  4.00% due 6/1/2016  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,395,000     1,492,092
          Jefferson County Hospital,  4.00% due 6/1/2017  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,375,000     1,478,166
          Jefferson County Hospital,  4.50% due 6/1/2018  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,495,000     1,659,913
          Jefferson County Hospital,  4.50% due 6/1/2019  (Jefferson  Regional
          Medical Center; Insured: AGM)                                             AA-/NR       1,580,000     1,760,799
        California -- 8.50%
          Alameda County COP, 5.00% due 12/1/2017  (Santa Rita Jail;  Insured:
          AMBAC)                                                                    AA/NR        1,220,000     1,417,811
          Anaheim Public Financing  Authority,  5.25% due 10/1/2018  (Electric
          Systems Generation; Insured: AGM)                                        AA-/Aa3       1,560,000     1,566,068
          Anaheim  Public  Financing   Authority,   0%  due  9/1/2022  (Public
          Improvements Project; Insured: AGM)                                      AA-/Aa3       3,250,000     2,241,558
          Brentwood Infrastructure, 2.00% due 11/1/2015 (Insured: AGM)              AA-/NR         520,000       530,452
          Brentwood Infrastructure, 4.00% due 11/1/2016 (Insured: AGM)              AA-/NR         325,000       349,359
          Brentwood Infrastructure, 5.00% due 11/1/2017 (Insured: AGM)              AA-/NR         965,000     1,084,670
          Brentwood Infrastructure, 5.25% due 11/1/2018 (Insured: AGM)              AA-/NR       1,020,000     1,175,417
          Brentwood Infrastructure, 5.25% due 11/1/2019 (Insured: AGM)              AA-/NR         725,000       848,576
          Cabrillo USD GO, 0% due 8/1/2015  (Educational  Facilities Projects;
          Insured: AMBAC)                                                           NR/NR        1,000,000       965,840
          California  Educational  Facilities  Authority,  5.00% due  4/1/2017
          (Pitzer College)                                                          NR/A3        1,460,000     1,646,165
          California  Educational  Facilities  Authority,  5.00% due  4/1/2021
          (Chapman University)                                                      NR/A2        4,870,000     5,867,132
          California  HFFA,  5.50%  due  2/1/2017   (Community   Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        2,575,000     2,931,251
          California  HFFA,  5.50%  due  2/1/2019   (Community   Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        2,865,000     3,392,447
          California  HFFA,  5.75%  due  2/1/2020   (Community   Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        1,975,000     2,405,116
          California  HFFA,  5.00%  due  3/1/2020  (Catholic  HealthCare  West
          Health Facilities)                                                         A/A3        4,400,000     5,200,404
       a  California  HFFA,  5.75%  due  2/1/2021   (Community   Developmental
          Disabilities Program; Insured: California Mtg Insurance)                  A-/NR        1,695,000     2,070,188
          California  HFFA,  5.00%  due  3/1/2021  (Catholic  HealthCare  West
          Health Facilities)                                                         A/A3        3,450,000     4,089,112
          California  HFFA,  5.25%  due  3/1/2022  (Catholic  Healthcare  West
          Health Facilities)                                                         A/A3        7,020,000     8,358,152
          California   HFFA,   5.00%  due  7/1/2027  put  7/1/2014   (Catholic
          Healthcare West Health Facilities)                                         A/A3        3,500,000     3,694,985
          California   HFFA,   5.00%  due  7/1/2028  put  7/1/2014   (Catholic
          HealthCare West Health Facilities)                                         A/A3        2,000,000     2,111,420
          California  State  Department  of  Transportation   COP,  5.25%  due
          3/1/2016 (Insured: Natl-Re)                                               BBB/A2         895,000       898,643
          California State Department of Water Resources, 5.00% due 5/1/2015       AA-/Aa3       5,000,000     5,521,300
          California State Department of Water Resources, 5.00% due 5/1/2016       AA-/Aa3       5,000,000     5,707,150
          California State Economic Recovery GO, 5.00% due 7/1/2018                 A+/Aa3       4,000,000     4,845,880
          California State Economic Recovery GO, 5.00% due 7/1/2020                 A+/Aa3       4,200,000     5,134,878
          California State GO, 4.75% due 4/1/2018 (Various Purposes)                A-/A1        1,250,000     1,474,075
          California  State  GO,  5.00%  due  9/1/2020   (Tax-Exempt   Various
          Purposes)                                                                 A-/A1       10,000,000    12,289,600
          California  State  GO,  5.00%  due  9/1/2021   (Tax-Exempt   Various
          Purposes)                                                                 A-/A1        5,000,000     6,189,450
          California  State Housing Finance  Agency,  2.50% due 12/1/2017 (One
          Santa Fe Apartments-MFH; Collateralized: GNMA)                            NR/Aaa       1,725,000     1,767,194
          California State Public Works Board,  5.00% due 9/1/2016 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,450,030
          California State Public Works Board,  5.00% due 9/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       3,000,000     3,531,750
          California   State   Public  Works   Board,   5.00%  due   11/1/2017
          (California State University)                                            BBB+/Aa3      3,000,000     3,469,470
          California   State   Public  Works   Board,   5.00%  due   11/1/2018
          (California State University)                                            BBB+/Aa3      2,700,000     3,164,049
          California State Public Works Board,  5.00% due 4/1/2020  (Riverside
          Campus)                                                                  BBB+/A2       1,585,000     1,881,157
          California   State   Public  Works   Board,   5.00%  due   10/1/2020
          (California State University)                                            BBB+/A2       1,000,000     1,195,910
          California  State Public Works Board,  5.00% due 11/1/2020  (Various
          Capital Projects)                                                        BBB+/A2       1,500,000     1,796,055
          California State Public Works Board,  5.00% due 4/1/2021  (Riverside
          Campus)                                                                  BBB+/A2         890,000     1,069,077
          California  State Public Works Board,  5.00% due 10/1/2021  (Various
          Capital Projects)                                                        BBB+/A2       1,000,000     1,207,350
          California  State Public Works Board,  5.00% due 11/1/2021  (Various
          Capital Projects)                                                        BBB+/A2       1,500,000     1,812,450
          California State Public Works Board,  5.00% due 4/1/2022  (Riverside
          Campus)                                                                  BBB+/A2         500,000       604,495
          California  Statewide  Community  Development  Authority,  5.00% due
          6/15/2013                                                                 A-/A1        9,500,000     9,705,390
          California  Statewide  Community  Development  Authority,  5.00% due
          4/1/2019 (Kaiser Credit Group)                                            A+/NR       27,000,000    31,896,990
          California  Statewide  Community  Development  Authority,  5.00% due
          7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)        NR/NR        2,100,000     2,112,978
          California  Statewide  Community  Development  Authority,  4.10% due
          4/1/2028 put 4/1/2013 (Southern  California Edison County;  Insured:
          Syncora)                                                                   A/A1        1,000,000     1,008,990
          Castaic  Lake  Water  Agency  COP,  0% due  8/1/2023  (Water  System
          Improvement; Insured: AMBAC)                                              AA/NR       10,125,000     7,077,375
          Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                   A+/NR        7,000,000     5,646,200
          Centinela Valley USD GO, 4.00% due 12/1/2013                             SP-1+/NR      5,665,000     5,836,876
          Central Valley Financing Authority, 5.00% due 7/1/2017 (Carson Ice)       A+/A1          600,000       684,180
          Central Valley Financing Authority, 5.00% due 7/1/2019 (Carson Ice)       A+/A1        1,750,000     2,067,975
          Chula Vista COP, 5.25% due 3/1/2018                                       A-/NR        1,170,000     1,326,347
          Chula Vista COP, 5.25% due 3/1/2019                                       A-/NR        1,235,000     1,424,041
          City and County of San Francisco  GO, 5.00% due  6/15/2015  (Various
          Capital Projects)                                                         AA/Aa2      18,385,000    20,399,261
          Clovis USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                    AA/NR        2,685,000     2,304,992
          Escondido Union High School District GO, 0% due 11/1/2020  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,655,000     2,037,420
          Golden  State  Tobacco  Securitization  Corp.,  5.50%  due  6/1/2043
          pre-refunded 6/1/2013                                                    AA+/Aaa       2,000,000     2,043,920
          Inland Valley Development Agency, 5.25% due 4/1/2013 (ETM)                NR/NR        2,000,000     2,024,720
          Inland Valley Development Agency, 5.50% due 4/1/2014 (ETM)                NR/NR        2,000,000     2,126,000
          Irvine USD, 5.25% due 9/1/2017  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       5,000,000     5,728,400
          Irvine USD, 5.25% due 9/1/2018  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,501,690
          Irvine USD, 5.25% due 9/1/2019  (Community  Facilities  District 86;
          Insured: AGM)                                                             AA-/NR       3,000,000     3,560,280
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR     12,000,000    12,455,160
          Los Angeles  Convention and Exhibition Center  Authority,  5.00% due
          8/15/2018                                                                 A+/A2        2,295,000     2,616,621
          Los  Angeles  County  Public  Works  Authority,  5.00% due  8/1/2019
          (Multiple Capital Projects)                                               AA-/A1      17,935,000    21,280,954
          Los Angeles  County  Public  Works  Financing  Authority,  5.00% due
          8/1/2018 (Multiple Capital Projects)                                      AA-/A1       4,000,000     4,706,280
          Los Angeles USD COP,  5.00% due 10/1/2017  (Information  Technology;
          Insured: AMBAC)                                                           A+/A1        2,445,000     2,807,422
          Los Angeles USD COP,  5.50% due  12/1/2018  (Educational  Facilities
          Improvements)                                                             A+/A1        4,600,000     5,496,172
          Los Angeles USD COP,  5.50% due  12/1/2019  (Educational  Facilities
          Improvements)                                                             A+/A1        7,040,000     8,528,326
          Los  Angeles  USD GO,  5.00% due  7/1/2018  (Educational  Facilities
          Improvements; Insured: AGM)                                              AA-/Aa2       4,000,000     4,686,280
          Monterey County COP, 5.00% due 8/1/2016 (Insured: AGM)                    AA/Aa3       1,435,000     1,612,997
          Monterey County COP, 5.00% due 8/1/2018 (Insured: AGM)                    AA/Aa3       2,260,000     2,632,493
          Mount San Antonio  Community  College GO, 0% due 8/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa2       5,000,000     4,606,650
          Needles USD GO, 0% due 8/1/2023                                          BBB/Baa2      1,005,000       596,990
          Newport  Beach,  5.00% due  12/1/2038  put 2/7/2013  (Hoag  Memorial
          Hospital)                                                                 AA/Aa3       3,000,000     3,014,010
          Northern California Power Agency, 5.00% due 7/1/2017  (Hydroelectric
          Project)                                                                  A+/A2        1,000,000     1,167,190
          Northern  California  Power Agency,  5.00% due 6/1/2018 (Lodi Energy
          Center)                                                                   A-/A3        4,480,000     5,288,774
          Northern California Power Agency, 5.00% due 7/1/2019  (Hydroelectric
          Project)                                                                  A+/A2        1,000,000     1,211,880
          Northern California Power Agency, 5.00% due 7/1/2020  (Hydroelectric
          Project)                                                                  A+/A2        1,325,000     1,576,843
          Orange  County  Public  Financing  Authority,   5.00%  due  7/1/2017
          (Insured: Natl-Re)                                                        A+/Aa3       1,245,000     1,447,213
          Palo Alto USD GO, 0% due 8/1/2019                                        AAA/Aa1       1,000,000       880,800
          Palomar Community College District GO, 0% due 8/1/2021                   AA-/Aa2       2,560,000     1,957,658
          Pittsburgh  Redevelopment  Agency,  5.00% due 8/1/2018  (Los Medanos
          Community Development; Insured: Natl-Re)                                BBB+/Baa2      5,150,000     5,209,482
          Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)         NR/Aa3       3,955,000     4,608,287
          Sacramento  City  Financing  Authority,  0%  due  12/1/2019  (Merged
          Downtown & Oak Park; Insured: Natl-Re/FGIC)                               A-/NR        2,920,000     2,284,754
          Sacramento City USD GO, 4.00% due 7/1/2019  (Educational  Facilities
          Improvements)                                                             A+/A1        5,455,000     6,173,860
          Sacramento City USD GO, 5.00% due 7/1/2021  (Educational  Facilities
          Improvements)                                                             A+/A1        3,265,000     3,963,286
          Sacramento  Cogeneration  Authority,  5.00% due 7/1/2017  (Procter &
          Gamble)                                                                   A+/A1          750,000       867,900
          Sacramento  Cogeneration  Authority,  5.00% due  7/1/2017  (Insured:
          AMBAC)                                                                    BBB/NR       8,290,000     8,805,887
          Sacramento County Sanitation  Districts Financing  Authority,  0.19%
          due  12/1/2039  put 1/2/2013  (LOC:  Morgan  Stanley)  (daily demand
          notes)                                                                   AAA/Aa3      12,425,000    12,425,000
          Sacramento Municipal Utility District,  5.00% due 7/1/2016 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       4,870,000     5,330,410
          Sacramento Municipal Utility District,  5.00% due 7/1/2019 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       5,000,000     5,480,700
          Sacramento Municipal Utility District,  5.00% due 7/1/2020 (Cosumnes
          Project; Insured: Natl-Re)                                                BBB/A3       8,675,000     9,458,439
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2020                                                             A+/NR        4,000,000     4,745,600
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2021                                                             A+/NR        3,000,000     3,574,140
          San Diego Convention  Center Expansion  Financing  Authority,  5.00%
          due 4/15/2022                                                             A+/NR        8,000,000     9,499,360
          San Diego  Redevelopment  Agency,  4.50% due  9/1/2019  (Centre City
          Redevelopment; Insured: AMBAC)                                            NR/Ba1       1,240,000     1,303,203
          San Diego USD GO, 5.50% due 7/1/2020 (Insured: Natl-Re)                  AA-/Aa2      10,000,000    12,701,600
          San Joaquin  Delta  Community  College  District GO, 0% due 8/1/2019
          (Insured: AGM)                                                           AA-/Aa2       7,600,000     6,220,828
          San  Jose  Redevelopment   Agency,   6.00%  due  8/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,780,000     3,008,099
          San Luis & Delta-Mendota Water Authority,  4.50% due 3/1/2014 (DHCCP
          Development Project)                                                      A+/NR        3,900,000     4,059,081
          Santa  Ana   Financing   Authority,   6.25%  due  7/1/2018   (Police
          Administration & Holding Facility; Insured: Natl-Re)                     BBB/Baa2      4,035,000     4,722,120
          Santa Ana USD GO, 0% due 8/1/2019 (Insured: Natl-Re/FGIC)                 AA-/NR       3,425,000     2,955,604
          Santa  Clara  County  Financing   Authority,   4.00%  due  5/15/2014
          (Multiple Facilities)                                                     AA/A1        4,245,000     4,436,365
          Solano County COP, 5.00% due 11/15/2017                                   AA-/A1       1,580,000     1,818,596
          Southeast  Resource  Recovery   Facilities   Authority,   5.25%  due
          12/1/2017 (Insured: AMBAC)                                                A+/A2        2,000,000     2,078,500
          State  of  California,   2.50%  due  6/20/2013  (General  Fund  Cash
          Management)                                                             SP-1+/Mig1    64,700,000    65,352,176
          Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)        A+/A2        2,000,000     2,340,200
          Tuolumne Wind Project Authority, 5.00% due 1/1/2019 (Tuolumne Co.)        A+/A2        2,000,000     2,391,340
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2017 (Tustin
          Redevelopment)                                                             A/NR          935,000     1,011,960
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2019 (Tustin
          Redevelopment)                                                             A/NR        1,010,000     1,109,192
          Tustin Community  Redevelopment  Agency,  4.00% due 9/1/2020 (Tustin
          Redevelopment)                                                             A/NR        1,050,000     1,146,443
          Twin  Rivers  USD  GO,  0%  due  4/1/2014  (Educational   Facilities
          Improvements)                                                            SP-1/NR       3,490,000     3,443,967
          Ventura County COP, 5.00% due 8/15/2016                                   AA/Aa3       1,520,000     1,719,363
          Ventura County COP, 5.25% due 8/15/2017                                   AA/Aa3       1,635,000     1,902,355
          West Contra  Costa USD GO, 0% due 8/1/2022  (Educational  Facilities
          Projects; Insured: AGM)                                                  AA-/Aa3       4,000,000     2,868,480
          West  Covina  Redevelopment  Agency,  6.00%  due  9/1/2022  (Fashion
          Plaza)                                                                    AA+/NR       6,085,000     7,180,969
        Colorado -- 3.20%
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  2/1/2015
          (Brighton Community Hospital Association; Insured: Natl-Re/FHA)           BBB/NR       1,475,000     1,583,236
          Adams  County  Platte  Valley  Medical  Center,  5.00% due  8/1/2015
          (Brighton Community Hospital Association; Insured: Natl-Re/FHA)           BBB/NR       1,505,000     1,638,478
          Beacon  Point  Metropolitan  District,  4.375% due  12/1/2015  (LOC:
          Compass Bank)                                                             BBB/NR         845,000       847,180
          City and  County  of Denver  Airport  System,  5.00% due  11/15/2016
          (Insured: Natl-Re)                                                        A+/A1        1,725,000     1,994,428
          City and  County  of Denver  Airport  System,  5.00% due  11/15/2017
          (Insured: Natl-Re)                                                        A+/A1        1,000,000     1,182,100
          City and County of Denver COP,  5.00% due 5/1/2013  (Human  Services
          Center Properties; Insured: MBIA)                                        AA+/Aa1       3,890,000     3,949,011
          City and County of Denver COP,  5.00% due 5/1/2014  (Human  Services
          Center Properties; Insured: MBIA)                                        AA+/Aa1       4,000,000     4,226,200
          City  and  County  of  Denver  COP,   5.00%  due  12/1/2016   (Buell
          Theatre/Jail Dormitory; Insured: Natl-Re)                                AA+/Aa1       3,025,000     3,153,441
          City and County of Denver COP,  0.13 % due  12/1/2029  put  1/2/2013
          (daily demand notes)                                                     AA+/Aa1      43,685,000    43,685,000
          City and County of Denver  COP,  0.13% due  12/1/2029  put  1/2/2013
          (Wellington E. Webb Municipal Office Building;  SPA:  JPMorgan Chase
          Bank) (daily demand notes)                                               AA+/Aa2      22,665,000    22,665,000
          City and County of Denver COP,  0.13 % due  12/1/2031  put  1/2/2013
          (daily demand notes)                                                     AA+/Aa1      27,375,000    27,375,000
          City of Longmont, 6.00% due 5/15/2019                                     AA+/NR       3,215,000     4,063,889
          Colorado  Educational  &  Cultural  Facilities,  4.00% due  6/1/2014
          (NCSL)                                                                     A/A3        1,300,000     1,348,685
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2016
          (NCSL)                                                                     A/A3        1,475,000     1,634,890
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2018
          (NCSL)                                                                     A/A3        1,625,000     1,871,659
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2020
          (NCSL)                                                                     A/A3        1,805,000     2,132,048
          Colorado  Educational  &  Cultural  Facilities,  5.00% due  6/1/2021
          (NCSL)                                                                     A/A3        1,000,000     1,183,690
          Colorado Educational & Cultural  Facilities,  0.13% due 5/1/2037 put
          1/2/2013  (National  Jewish  Federation;  LOC:  JPMorgan Chase Bank)
          (daily demand notes)                                                      NR/Aa3         650,000       650,000
          Colorado HFA, 5.00% due 11/15/2013 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,840,000     2,957,974
          Colorado HFA, 5.00% due 11/15/2015 (Adventist Health/Sunbelt Group)      AA-/Aa3       2,365,000     2,655,824
          Colorado  HFA,  5.25%  due  5/15/2017   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       1,185,000     1,371,436
          Colorado  HFA,  5.25%  due  5/15/2019   (Northern  Colorado  Medical
          Center; Insured: AGM)                                                     AA-/NR       2,225,000     2,686,398
          Colorado HFA,  5.50% due 10/1/2038 put 11/12/2015  (Catholic  Health
          Initiatives)                                                             AA-/Aa3       1,000,000     1,133,680
          Colorado HFA,  5.00% due 7/1/2039 put  11/12/2013  (Catholic  Health
          Initiatives)                                                             AA-/Aa3       7,255,000     7,541,427
          Colorado HFA,  5.00% due 7/1/2039 put  11/11/2014  (Catholic  Health
          Initiatives)                                                             AA-/Aa3       3,000,000     3,245,280
          Colorado Higher Education COP, 5.00% due 11/1/2013                       AA-/Aa2       1,025,000     1,062,515
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2014
          (Insured: Syncora)                                                      BBB-/Baa3      3,450,000     3,641,026
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2019
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        5,000,000     5,210,050
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2021
          (Insured: Syncora)                                                      BBB-/Baa3      3,700,000     3,945,273
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2022
          pre-refunded 12/1/2013 (Insured: Syncora)                                 NR/NR        2,000,000     2,084,020
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2022
          (Insured: Syncora)                                                      BBB-/Baa3      1,000,000     1,058,170
          Denver West Metropolitan  District GO, 5.00% due 12/1/2021 (Insured:
          AGM)                                                                      AA-/NR       2,175,000     2,609,521
          E-470 Public Highway Authority, 0% due 9/1/2014 (Insured: Natl-Re)       BBB/Baa2      1,910,000     1,838,662
          El Paso  County  COP,  4.00%  due  12/1/2021  (Pikes  Peak  Regional
          Development Center)                                                      AA-/Aa2       1,000,000     1,130,440
          El Paso  County  COP,  5.00%  due  12/1/2023  (Pikes  Peak  Regional
          Development Center)                                                      AA-/Aa2       1,330,000     1,619,980
          Park Creek  Metropolitan  District,  5.00% due  12/1/2015  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,110,110
          Park Creek  Metropolitan  District,  5.00% due  12/1/2016  (Insured:
          AGM)                                                                      AA-/NR       1,035,000     1,175,657
          Park Creek  Metropolitan  District,  5.00% due  12/1/2017  (Insured:
          AGM)                                                                      AA-/NR       1,525,000     1,757,624
          Park Creek  Metropolitan  District,  5.50% due  12/1/2018  (Insured:
          AGM)                                                                      AA-/NR       1,200,000     1,443,384
          Park Creek  Metropolitan  District,  5.50% due  12/1/2019  (Insured:
          AGM)                                                                      AA-/NR       1,000,000     1,227,910
          Regional Transportation District COP, 5.00% due 6/1/2018                  A-/Aa3       1,750,000     2,031,557
          Regional Transportation District COP, 5.00% due 6/1/2019                  A-/Aa3       4,730,000     5,599,279
          Regional Transportation District COP, 5.00% due 6/1/2020                  A-/Aa3       3,655,000     4,366,482
          Regional Transportation District COP, 5.50% due 6/1/2021                  A-/Aa3       2,370,000     2,880,356
          Southlands   Metropolitan   District   GO,   6.75%   due   12/1/2016
          pre-refunded 12/1/2014                                                    AA+/NR         625,000       687,063
          State of Colorado COP, 3.00% due 3/1/2013 (Colorado  Penitentiary II
          Project)                                                                 AA-/Aa2       1,205,000     1,208,663
          State of Colorado COP, 4.00% due 3/1/2014 (Colorado  Penitentiary II
          Project)                                                                 AA-/Aa2       1,285,000     1,325,863
          State of Colorado COP, 5.00% due 3/1/2016 (Colorado  Penitentiary II
          Project)                                                                 AA-/Aa2       2,000,000     2,242,960
          State of Colorado COP, 5.00% due 3/1/2017 (Colorado  Penitentiary II
          Project)                                                                 AA-/Aa2       2,000,000     2,301,840
          State of Colorado COP, 5.00% due 3/1/2018 (Colorado  Penitentiary II
          Project)                                                                 AA-/Aa2       1,500,000     1,763,475
        Connecticut -- 0.16%
          State of Connecticut GO Floating Rate Note, 0.93% due 9/15/2018           AA/Aa3         300,000       301,413
          State of  Connecticut  GO Floating  Rate Note,  0.78% due  9/15/2024
          (Public Improvements)                                                     AA/Aa3      10,000,000    10,004,700
        Delaware -- 0.02%
          State of Delaware GO, 5.25% due 8/1/2014  State  General  Obligation
          Debt                                                                     AAA/Aaa       1,000,000     1,078,240
        District of Columbia -- 0.82%
          District of Columbia, 4.00% due 4/1/2015 (National Public Radio)         AA-/Aa3       1,000,000     1,067,500
          District of Columbia, 5.00% due 4/1/2016 (National Public Radio)         AA-/Aa3         500,000       561,825
          District of Columbia, 4.00% due 4/1/2017 (National Public Radio)         AA-/Aa3       1,830,000     2,030,641
          District of Columbia, 5.00% due 4/1/2018 (National Public Radio)         AA-/Aa3       1,195,000     1,404,902
          District of Columbia, 5.00% due 4/1/2019 (National Public Radio)         AA-/Aa3         805,000       966,113
          District of Columbia, 5.00% due 4/1/2020 (National Public Radio)         AA-/Aa3       1,250,000     1,514,088
          District  of  Columbia   Convention  Center  Authority,   5.00%  due
          10/1/2013 (Washington Convention Center; Insured: AMBAC)                   A/A1        3,000,000     3,092,850
          District of Columbia COP, 5.25% due 1/1/2013 (Insured: AMBAC)              A/NR        2,085,000     2,085,000
          District   of   Columbia   COP,   5.25%   due   1/1/2015   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,125,000     3,389,937
          District   of   Columbia   COP,   5.25%   due   1/1/2016   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        4,625,000     5,163,720
          District of Columbia COP, 5.00% due 1/1/2018                              A/Aa3        5,000,000     5,520,800
          District of Columbia COP, 5.00% due 1/1/2019 (Insured: Natl-Re)           A/Aa3        5,000,000     5,486,750
          District   of   Columbia   COP,   4.50%   due   1/1/2021   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,100,000     1,183,017
          District of Columbia GO, 6.00% due 6/1/2018 (Insured: Natl-Re)            A+/Aa2       5,000,000     6,213,450
          District of Columbia GO, 5.25% due 6/1/2020 (Insured: Syncora)            A+/Aa2       3,005,000     3,760,818
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2014
          (Insured: AGM-HUD Loan)                                                  AA-/Aa3       1,195,000     1,260,928
          District of Columbia  Housing  Finance  Agency,  5.00% due  7/1/2015
          (Insured: AGM-HUD Loan)                                                  AA-/Aa3       1,480,000     1,607,028
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2014
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       2,000,000     1,955,480
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2016
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       4,000,000     3,669,520
        Florida -- 8.00%
          Broward County, 5.00% due 9/1/2013 (Port Facilities)                      A-/A2        2,000,000     2,053,400
          Broward  County,  5.00%  due  10/1/2014  (Airport,   Marina  &  Port
          Improvements; Insured: AMBAC) (ETM)                                       NR/A1        1,625,000     1,754,610
          Broward  County,  5.00%  due  10/1/2014  (Airport,   Marina  &  Port
          Improvements; Insured: AMBAC)                                             A+/A1        2,375,000     2,561,081
          Broward County, 5.00% due 9/1/2017 (Port Facilities)                      A-/A2        2,820,000     3,197,288
          Broward  County,  4.00%  due  10/1/2017  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1          500,000       560,205
          Broward  County,  5.00%  due  10/1/2017  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1        1,000,000     1,166,240
          Broward County, 5.50% due 9/1/2018 (Port Facilities)                      A-/A2        3,500,000     4,127,725
          Broward  County,  4.00%  due  10/1/2018  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1          425,000       479,999
          Broward  County,  5.00%  due  10/1/2018  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1          500,000       592,340
          Broward County, 5.50% due 9/1/2019 (Port Facilities)                      A-/A2        2,800,000     3,364,816
          Broward  County,  5.00%  due  10/1/2019  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1        1,000,000     1,205,330
          Broward  County,  4.00%  due  10/1/2020  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1        1,660,000     1,895,919
          Broward  County,  5.00%  due  10/1/2020  (Airport,   Marina  &  Port
          Improvements)                                                             A+/A1        2,000,000     2,428,700
          Broward County School Board COP, 5.25% due 7/1/2015 (Insured: AGM)       AA-/Aa3       3,035,000     3,351,915
          Broward County School Board COP, 5.00% due 7/1/2016 (Insured: AGM)       AA-/Aa3       1,495,000     1,679,857
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       7,630,000     8,638,381
          Broward County School Board COP, 5.25% due 7/1/2016 (Insured: AGM)       AA-/Aa3       3,715,000     4,205,974
          Broward  County  School  Board  COP,  5.00% due  7/1/2017  (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        1,000,000     1,138,210
          Broward County School Board COP, 5.00% due 7/1/2021                       A/Aa3        4,000,000     4,804,040
          Broward County School Board COP, 5.00% due 7/1/2022                       A/Aa3        4,580,000     5,504,427
          Capital Projects Finance  Authority,  5.50% due 10/1/2015  (Insured:
          Natl-Re)                                                                 BBB/Baa2      2,660,000     2,667,741
          City of Fort Myers, 5.00% due 12/1/2018 (Insured: Natl-Re)                A+/Aa3       2,195,000     2,541,876
          City of Gainesville, 6.50% due 10/1/2013 (Utilities Systems)              AA/Aa2       4,800,000     5,005,392
          City of  Gainesville,  0.12% due 10/1/2026  put 1/2/2013  (Utilities
          Systems; SPA: Suntrust Bank) (daily demand notes)                         AA/Aa2      18,260,000    18,260,000
          City of  Gainesville,  0.14% due 10/1/2026  put 1/2/2013  (Utilities
          Systems; SPA: SunTrust Bank) (daily demand notes)                         AA/Aa2       5,775,000     5,775,000
          City of Jacksonville, 5.00% due 10/1/2017                                AA-/Aa2       1,000,000     1,180,380
          City of Jacksonville, 5.00% due 10/1/2018                                AA-/Aa2       1,050,000     1,262,289
          City of Jacksonville, 5.00% due 10/1/2019                                AA-/Aa2         500,000       610,135
          City of Jacksonville, 5.00% due 10/1/2020                                AA-/Aa2       1,000,000     1,230,480
          City of Jacksonville, 5.00% due 10/1/2023                                AA-/Aa2       1,105,000     1,371,316
          City of Lakeland,  3.00% due 11/15/2013  (Lakeland  Regional  Health
          Systems)                                                                  NR/A2        1,000,000     1,020,340
          City of Lakeland,  4.00% due 11/15/2014  (Lakeland  Regional  Health
          Systems)                                                                  NR/A2        1,000,000     1,047,960
          City of Lakeland, 5.00% due 10/1/2016 (Energy System; Insured: AGM)       AA/Aa3       9,780,000    11,163,674
          City of Lakeland, 5.00% due 10/1/2017 (Energy System; Insured: AGM)       AA/Aa3       7,105,000     8,289,688
          City of Lakeland, 5.00% due 10/1/2019 (Energy System; Insured: AGM)       AA/Aa3       5,000,000     6,055,000
          City of Lakeland,  5.00% due 11/15/2019  (Lakeland  Regional  Health
          Systems)                                                                  NR/A2        5,640,000     6,578,891
          City of Lakeland, 5.00% due 10/1/2020 (Energy System; Insured: AGM)       AA/Aa3       1,695,000     2,067,832
          City of Miami,  5.00% due  1/1/2018  (Street & Sidewalk  Improvement
          Program; Insured: Natl-Re)                                                A-/A2        1,970,000     2,271,154
          City  of  North  Miami,   5.00%  due  4/1/2013   (Johnston  &  Wales
          University; Insured: Syncora)                                             NR/NR        1,530,000     1,542,531
          City of North Miami Beach, 5.00% due 8/1/2017                             A+/NR          750,000       863,183
          City of North Miami Beach, 3.00% due 8/1/2018                             A+/NR        1,280,000     1,364,454
          City of North Miami Beach, 5.00% due 8/1/2019                             A+/NR        1,650,000     1,951,768
          City of North Miami Beach, 5.00% due 8/1/2020                             A+/NR          780,000       928,660
          City of North Miami Beach, 5.00% due 8/1/2021                             A+/NR        1,000,000     1,197,370
          City  of  Port  St.  Lucie,   5.00%  due  9/1/2015  (Tesoro  Special
          Assessment District; Insured: Natl-Re)                                    NR/A1          250,000       275,155
          City  of  Port  St.  Lucie,   1.70%  due  7/1/2016  (Tesoro  Special
          Assessment District)                                                      NR/Aa3       2,140,000     2,144,515
          City  of  Port  St.  Lucie,  1.875%  due  7/1/2017  (Tesoro  Special
          Assessment District; Insured: AGM)                                        NR/Aa3       2,175,000     2,172,825
          City  of  Port  St.  Lucie,   2.00%  due  7/1/2018  (Tesoro  Special
          Assessment District; Insured: AGM)                                        NR/Aa3       2,215,000     2,212,165
          Collier County, 4.00% due 10/1/2014                                       AA/Aa2       1,410,000     1,496,701
          Escambia County HFA, 5.25% due 11/15/2014 (Ascension Health Credit)      AA+/Aa1       1,835,000     2,000,462
          Flagler County School Board COP, 5.00% due 8/1/2014 (Insured: AGM)       AA-/Aa3       1,605,000     1,708,667
          Flagler County School Board COP, 5.00% due 8/1/2015 (Insured: AGM)       AA-/Aa3       1,500,000     1,650,735
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2014
          (Innovation Village Capital Improvements)                                  A/A1        1,950,000     2,081,898
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2015
          (Innovation Village Capital Improvements)                                  A/A1        2,395,000     2,634,093
          Florida  Atlantic  University  Financing  Corp.,  5.00% due 7/1/2016
          (Innovation Village Capital Improvements)                                  A/A1        2,275,000     2,562,947
          Florida  Department  of  Management  Services,  5.25%  due  9/1/2016
          (Insured: AGM)                                                           AA+/Aa2       3,500,000     4,022,305
          Florida Higher Educational  Facilities  Financing  Authority,  4.00%
          due 4/1/2013 (Nova Southeastern University)                              BBB/Baa2      1,100,000     1,108,360
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2014 (Nova Southeastern University)                              BBB/Baa2      2,365,000     2,466,458
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2015 (Nova Southeastern University)                              BBB/Baa2      2,350,000     2,520,422
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2016 (Nova Southeastern University)                              BBB/Baa2      2,345,000     2,570,284
          Florida Higher Educational  Facilities  Financing  Authority,  5.25%
          due 4/1/2017 (Nova Southeastern University)                              BBB/Baa2      1,325,000     1,501,888
          Florida Higher Educational  Facilities  Financing  Authority,  5.25%
          due 4/1/2018 (Nova Southeastern University)                              BBB/Baa2      2,630,000     3,000,357
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2019 (University of Tampa)                                       BBB+/NR       1,225,000     1,405,553
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2019 (Nova Southeastern University)                              BBB/Baa2      1,035,000     1,185,613
          Florida Higher Educational  Facilities  Financing  Authority,  5.50%
          due 4/1/2019 (Nova Southeastern University)                              BBB/Baa2      1,705,000     1,987,382
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2020 (Nova Southeastern University)                              BBB/Baa2      1,030,000     1,189,403
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2022 (University of Tampa)                                       BBB+/NR         620,000       721,680
          Florida  Hurricane   Catastrophe  Fund  Finance  Corp.,   5.00%  due
          7/1/2014                                                                 AA-/Aa3      11,000,000    11,735,460
          Florida  State Board of Education  GO,  5.00% due  6/1/2021  (Public
          Education Capital Outlay Projects)                                       AAA/Aa1       6,400,000     6,588,480
          Florida  State Board of  Governors,  4.00% due 7/1/2020  (University
          System Capital Improvements)                                              AA/Aa2       4,055,000     4,608,224
          Florida  State Board of  Governors,  4.00% due 7/1/2021  (University
          System Capital Improvements)                                              AA/Aa2       4,215,000     4,789,926
          Florida  State Board of  Governors,  4.00% due 7/1/2022  (University
          System Capital Improvements)                                              AA/Aa2       4,385,000     4,970,003
          Florida State Correctional  Privatization  Commission COP, 5.00% due
          8/1/2015 (Insured: AMBAC)                                                AA+/Aa2       2,000,000     2,133,820
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2014                                                                 AA+/NR         905,000       961,671
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2015                                                                 AA+/NR         925,000     1,011,090
          Florida State Department of Transportation GO, 5.00% due 7/1/2018        AAA/Aa1       3,000,000     3,548,190
          Florida State Housing  Finance Corp.,  1.625% due 1/1/2015  (Captiva
          Cove Apartments-Multi-Family Mtg; Insured: FNMA)                          NR/Aaa       1,600,000     1,601,072
          Florida  Turnpike  Authority,  5.00%  due  7/1/2013  (Department  of
          Transportation)                                                          AA-/Aa3       4,875,000     4,988,636
          Highlands  County  HFA,  5.00%  due  11/15/2015   (Adventist  Health
          System/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,117,500
          Highlands County HFA, 5.00% due 11/15/2016  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       1,000,000     1,149,180
          Highlands County HFA, 5.00% due 11/15/2017  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       3,200,000     3,761,760
          Highlands  County  HFA,  5.00%  due  11/15/2017   (Adventist  Health
          System/Sunbelt Group)                                                    AA-/Aa3       1,000,000     1,115,270
          Highlands County HFA, 5.00% due 11/15/2019  (Adventist Health System
          Orange County Health Facilities)                                         AA-/Aa3       3,000,000     3,636,000
          Highlands County HFA, 5.00% due 11/15/2035  pre-refunded  11/15/2015
          (Adventist Health System/Sunbelt Group)                                  AA-/Aa3       1,225,000     1,378,909
          Hillsborough  County,  5.00%  due  3/1/2015  (Water  and  Wastewater
          System Capital Improvements; Insured: Natl-Re/FGIC)                       A+/A1        5,000,000     5,413,000
          Hillsborough  County,  5.00% due 11/1/2016  (Transportation  Related
          Capital Improvements; Insured: AMBAC)                                     AA/A1        1,000,000     1,142,190
          Hillsborough County, 5.00% due 11/1/2018 (Court Facilities)               AA/A1        4,210,000     4,952,265
          Hillsborough County, 5.00% due 11/1/2019 (Court Facilities)               AA/A1        4,420,000     5,259,667
          Hillsborough County, 5.00% due 11/1/2020 (Court Facilities)               AA/A1        4,645,000     5,583,940
          Hillsborough County, 5.00% due 11/1/2021 (Court Facilities)               AA/A1        4,880,000     5,895,040
          Hillsborough  County,  5.00% due  11/1/2021  (Jail  and Storm  Water
          Projects)                                                                 AA/A1        2,300,000     2,778,400
          Hillsborough  County,  5.00% due  11/1/2022  (Jail  and Storm  Water
          Projects)                                                                 AA/A1        3,005,000     3,639,145
          Hillsborough  County School Board COP, 5.25% due 7/1/2017  (Insured:
          Natl-Re)                                                                 AA-/Aa2       1,000,000     1,154,350
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2016
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,176,000
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2017
          (Insured: Syncora)                                                        NR/A3        2,000,000     2,201,960
          Hollywood Water & Sewer, 5.00% due 10/1/2014 (Insured: AGM)               NR/Aa2       1,300,000     1,342,822
          Jacksonville  Economic  Development  Commission,  6.00% due 9/1/2017
          (Florida Proton Therapy Institute)                                        NR/NR        4,500,000     4,972,095
          JEA Electric System, 5.00% due 10/1/2014                                  A+/Aa3       7,165,000     7,577,632
          JEA Electric System, 5.00% due 10/1/2014 (Insured: AGM)                  AA-/Aa3       1,000,000     1,058,100
          JEA Electric System, 4.00% due 10/1/2016                                  A+/Aa3       3,540,000     3,937,471
          JEA Water & Sewer Systems, 3.50% due 10/1/2013                            AA/Aa2       5,565,000     5,697,558
          JEA Water & Sewer Systems, 5.00% due 10/1/2018                            AA/Aa2       1,500,000     1,811,820
          Kissimmee  Utilities  Authority,  5.25%  due  10/1/2016  (Electrical
          Systems; Insured: AGM)                                                    NR/Aa3       1,700,000     1,951,345
          Lake County School Board COP, 5.25% due 6/1/2017 (Insured: AMBAC)          A/NR        2,000,000     2,282,700
          Lake County School Board COP, 5.25% due 6/1/2018 (Insured: AMBAC)          A/NR        1,475,000     1,715,189
          Marion  County  Hospital  District,   5.00%  due  10/1/2015  (Munroe
          Regional Health Systems)                                                  NR/A3        1,000,000     1,083,770
          Miami Beach GO, 4.00% due 9/1/2019                                       AA-/Aa2       2,745,000     3,156,805
          Miami Beach GO, 5.00% due 9/1/2020                                       AA-/Aa2       3,720,000     4,554,805
          Miami Beach GO, 4.00% due 9/1/2021                                       AA-/Aa2       1,015,000     1,169,656
          Miami Beach GO, 5.00% due 9/1/2022                                       AA-/Aa2       1,000,000     1,216,570
          Miami Dade County, 5.00% due 10/1/2014 (Insured: BHAC)                   AA+/Aa1       1,070,000     1,153,385
          Miami Dade County, 0% due 10/1/2015  (Professional  Sports Franchise
          Facilities; Insured: AGM)                                                AA-/Aa3       3,845,000     3,651,135
          Miami Dade County, 0% due 10/1/2016  (Professional  Sports Franchise
          Facilities; Insured: AGM)                                                AA-/Aa3       3,535,000     3,252,589
          Miami Dade County, 0% due 10/1/2017  (Professional  Sports Franchise
          Facilities; Insured: AGM)                                                AA-/Aa3       2,435,000     2,159,382
          Miami Dade County, 0% due 10/1/2018  (Professional  Sports Franchise
          Facilities; Insured: AGM)                                                AA-/Aa3       5,385,000     4,614,137
          Miami Dade County, 0% due 10/1/2019  (Professional  Sports Franchise
          Facilities; Insured: AGM)                                                AA-/Aa3       2,170,000     1,775,472
          Miami Dade County  Educational  Facilities  Authority  GO, 5.00% due
          4/1/2016 (University of Miami; Insured: AMBAC)                            A-/A3        3,000,000     3,312,180
          Miami  Dade  County   Expressway   Authority,   5.00%  due  7/1/2019
          (Insured: AGM)                                                           AA-/Aa3       6,530,000     7,716,501
          Miami  Dade  County  GO,   5.25%  due  7/1/2018   (Building   Better
          Communities)                                                             AA-/Aa2       5,040,000     6,074,208
          Miami Dade County  School Board COP,  5.00% due  5/1/2014  (Insured:
          Natl-Re)                                                                   A/A1        1,000,000     1,054,990
          Miami Dade County School Board COP,  5.00% due  10/1/2015  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,100,400
          Miami Dade County  School Board COP,  5.00% due  5/1/2016  (Insured:
          Natl-Re)                                                                   A/A1        4,015,000     4,470,181
          Miami Dade County School Board COP,  5.00% due  10/1/2016  (Insured:
          AMBAC)                                                                     A/A1        1,000,000     1,125,190
          Miami Dade County School Board COP, 5.00% due 5/1/2032 put 5/1/2016        A/A1        6,000,000     6,744,180
          Miami Dade County School District GO, 5.375% due 8/1/2015  (Insured:
          AGM)                                                                     AA-/Aa3       5,000,000     5,581,400
          Orange County HFA, 5.00% due 10/1/2013 (Orlando Health)                    A/A2        1,100,000     1,133,704
          Orange County HFA, 5.00% due 10/1/2014 (Orlando Health)                    A/A2        2,790,000     2,963,956
          Orange County HFA, 5.00% due 10/1/2017 (Orlando Health)                    A/A2        1,980,000     2,248,072
          Orange County HFA, 5.25% due 10/1/2019 (Orlando Health)                    A/A2        5,860,000     6,932,849
          Orange County HFA,  6.25% due 10/1/2021  (Orlando  Health;  Insured:
          Natl-Re)                                                                   A/A2        1,870,000     2,365,008
          Orlando & Orange  County  Expressway  Authority,  5.00% due 7/1/2013
          (Insured: AMBAC)                                                           A/A2        5,845,000     5,981,247
          Orlando & Orange  County  Expressway  Authority,  8.25% due 7/1/2016
          (Insured: Natl-Re/IBC/FGIC) (ETM)                                         BBB/A2       3,000,000     3,712,020
          Palm Beach  County  School  Board COP,  5.00% due  8/1/2018  (Master
          Lease Purchase Agreement)                                                 NR/Aa3         800,000       946,400
          Palm Beach  County  School  Board COP,  4.00% due  8/1/2019  (Master
          Lease Purchase Agreement)                                                 NR/Aa3         940,000     1,068,883
          Palm Beach  County  School  Board COP,  5.00% due  8/1/2020  (Master
          Lease Purchase Agreement)                                                 NR/Aa3       1,090,000     1,314,464
          Palm Beach  County  School  Board COP,  4.00% due  8/1/2021  (Master
          Lease Purchase Agreement)                                                 NR/Aa3       3,835,000     4,333,282
          Palm Beach  County  School  Board COP,  5.00% due  8/1/2022  (Master
          Lease Purchase Agreement)                                                 NR/Aa3       1,660,000     2,007,637
          Palm Beach County School Board COP,  5.00% due 8/1/2032 put 8/1/2016
          (Master Lease Purchase Agreement)                                         NR/Aa3       1,000,000     1,140,760
          Polk  County,  4.00% due  10/1/2020  (Water and  Wastewater  Utility
          Systems; Insured: AGM)                                                    A+/Aa3       3,100,000     3,562,148
          Polk  County,  3.00% due  10/1/2021  (Water and  Wastewater  Utility
          Systems; Insured: AGM)                                                    A+/Aa3       3,125,000     3,327,437
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3       10,000,000    11,785,600
          Putnam County  Development  Authority  PCR,  5.35% due 3/15/2042 put
          5/1/2018 (Seminole Project; Insured: AMBAC)                               A-/A3        3,125,000     3,683,000
          School  District of Polk County,  5.00% due  10/1/2013  (Educational
          Facilities; Insured: Natl-Re)                                             A/Baa2       2,000,000     2,057,640
          South  Broward  Hospital  District,  5.00%  due  5/1/2020  (Insured:
          Natl-Re)                                                                 AA-/Aa3       7,260,000     8,057,366
          South Florida  Water  Management  District COP,  5.00% due 10/1/2015
          (Insured: AMBAC)                                                          AA/Aa3       1,000,000     1,103,910
          South Miami HFA, 5.00% due 8/15/2016 (Baptist Health)                     AA/Aa2       4,605,000     5,265,311
          South Miami HFA, 5.00% due 8/15/2017 (Baptist Health)                     AA/Aa2       4,610,000     5,398,218
          St. John's County IDA, 5.50% due 8/1/2014 (Presbyterian Retirement)       NR/NR        1,450,000     1,491,427
          St.  Petersburg HFA, 5.50% due 11/15/2015 (All Children's  Hospital;
          Insured: AMBAC)                                                           NR/A1        1,995,000     2,003,439
          St.  Petersburg HFA, 5.50% due 11/15/2016 (All Children's  Hospital;
          Insured: AMBAC)                                                           NR/A1        1,980,000     1,988,375
          Sunshine  State  Governmental   Financing   Commission,   5.00%  due
          9/1/2021 (Insured: AGM)                                                  AA-/Aa3       5,000,000     6,011,550
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2017           AA+/Aa2       5,615,000     6,649,283
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2018           AA+/Aa2       2,890,000     3,496,582
          Tampa Bay Regional Water Supply Authority, 5.00% due 10/1/2019           AA+/Aa2       3,000,000     3,693,240
          Tampa Baycare Health Systems, 5.00% due 11/15/2016                        NR/Aa2       2,855,000     3,270,374
       a  Tampa Baycare Health Systems, 5.00% due 11/15/2017                        NR/Aa2       1,215,000     1,422,012
          Tampa  Sports  Authority,  5.75% due  10/1/2015  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa2        950,000       987,117
          University  of Central  Florida  Athletics  Association,  Inc.  COP,
          5.00% due 10/1/2016 (Insured: Natl-Re/FGIC)                               BBB/NR       1,640,000     1,754,226
          Volusia County Educational Facility Authority,  4.00% due 10/15/2013
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3         675,000       689,135
          Volusia County Educational Facility Authority,  5.00% due 10/15/2016
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,320,000     2,575,850
          Volusia County Educational Facility Authority,  4.00% due 10/15/2017
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       1,030,000     1,111,555
          Volusia County Educational Facility Authority,  5.00% due 10/15/2018
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,075,000     2,363,570
          Volusia County Educational Facility Authority,  5.00% due 10/15/2019
          (Embry-Riddle; Insured: AGM)                                             AA-/Aa3       2,350,000     2,712,675
        Georgia -- 2.22%
          Burke  County  Development  Authority  PCR,  2.50% due  1/1/2040 put
          3/1/2013 (Oglethorpe Power)                                               A/Baa1       7,000,000     7,022,470
          City of Atlanta,  5.50% due 11/1/2014 (Water & Wastewater;  Insured:
          Natl-Re/FGIC)                                                              A/A1        3,000,000     3,261,540
          City of Atlanta,  5.50% due 11/1/2015 (Water & Wastewater;  Insured:
          Natl-Re/FGIC)                                                              A/A1        4,000,000     4,517,520
          City of Atlanta,  5.00% due 11/1/2016 (Water & Wastewater;  Insured:
          AGM)                                                                     AA-/Aa3       3,215,000     3,693,006
          City of Atlanta,  5.50% due 11/1/2016 (Water & Wastewater;  Insured:
          Natl-Re/FGIC)                                                              A/A1        8,215,000     9,590,437
          City of Atlanta,  5.25% due 12/1/2016  (Atlantic  Station;  Insured:
          AGM)                                                                     AA-/Aa3       3,850,000     4,309,767
          City of Atlanta,  5.00% due 11/1/2017 (Water & Wastewater;  Insured:
          AGM)                                                                     AA-/Aa3       4,745,000     5,574,094
          City of Atlanta, 5.00% due 1/1/2018 (Airport Passenger Facility)          NR/A1        2,100,000     2,478,315
          City of  Atlanta,  5.00% due  1/1/2019  (Hartsfield-Jackson  Atlanta
          International Airport)                                                    NR/A1        3,145,000     3,760,382
          City of Atlanta, 6.00% due 11/1/2019 (Water & Wastewater)                  A/A1        5,650,000     7,213,637
          City of Atlanta, 5.00% due 1/1/2020 (Airport Passenger Facility)          NR/A1        6,000,000     7,310,340
          City of  Atlanta,  5.25% due  1/1/2020  (Hartsfield-Jackson  Atlanta
          International Airport)                                                    NR/A1        5,000,000     6,122,400
          City of Atlanta, 5.00% due 1/1/2021 (Airport Passenger Facility)          NR/A1        7,000,000     8,405,880
          City of  Atlanta,  5.50% due  1/1/2021  (Hartsfield-Jackson  Atlanta
          International Airport)                                                    NR/A1        3,525,000     4,406,320
          Fulton County  Development  Authority,  5.00% due 10/1/2022 (Georgia
          Tech Athletic Association)                                                NR/A2        2,300,000     2,775,364
          Fulton County Facilities COP, 5.00% due 11/1/2017                        AA-/Aa3       8,400,000     9,642,192
          Fulton County Facilities COP, 5.00% due 11/1/2019                        AA-/Aa3       6,600,000     7,796,778
          Georgia Municipal Electric Authority, 6.50% due 1/1/2017                  A+/A1        1,415,000     1,571,117
          Georgia  Municipal Gas Authority,  5.00% due 4/1/2014 (Gas Portfolio
          III)                                                                      AA-/A1       3,000,000     3,154,740
          Gwinnett County School District GO, 4.00% due 10/1/2015  Educational
          Capital Building Program                                                 AAA/Aaa      10,000,000    10,966,200
          Henry  County  Water  &  Sewerage  Authority,   5.25%  due  2/1/2016
          pre-refunded 2/1/2013 (Insured: Natl-Re)                                 BBB/Aa2       2,000,000     2,048,380
          Lagrange Troup County Hospital  Authority,  5.00% due 7/1/2018 (West
          Georgia Health Foundation, Inc.)                                          A+/Aa2       2,500,000     2,743,375
          Main Street Natural Gas, Inc., 5.00% due 3/15/2013 (Georgia Gas)         A-/Baa2       1,500,000     1,513,365
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)           A/A2        3,000,000     3,140,490
          Main Street Natural Gas, Inc., 5.00% due 3/15/2014 (Georgia Gas)         A-/Baa2       3,845,000     4,018,410
          Main Street Natural Gas, Inc., 5.00% due 3/15/2015 (Georgia Gas)         A-/Baa2       2,000,000     2,156,020
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)         A-/Baa2       5,000,000     5,699,150
          Milledgeville  & Baldwin County  Development  Authority,  5.625% due
          9/1/2030  pre-refunded  9/1/2014 (Georgia College & State University
          Foundation Property III, LLC)                                             AA+/NR       1,050,000     1,150,286
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,310,000     2,537,420
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2022
          (South Medical Center)                                                   AA-/Aa2       1,500,000     1,802,820
        Guam -- 0.36%
          Government of Guam, 5.25% due 12/1/2016                                  BBB+/NR       5,610,000     6,196,918
          Government of Guam, 5.25% due 12/1/2017                                  BBB+/NR       2,000,000     2,224,840
          Government of Guam, 5.50% due 12/1/2018                                  BBB+/NR       3,000,000     3,412,590
          Government of Guam, 5.50% due 12/1/2019                                  BBB+/NR       2,000,000     2,285,100
          Guam Power  Authority,  5.00% due 10/1/2019  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,176,080
          Guam Power  Authority,  5.00% due 10/1/2020  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       1,500,000     1,767,855
          Guam Power  Authority,  5.00% due 10/1/2022  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       5,015,000     5,936,356
        Hawaii -- 1.34%
          City and  County  of  Honolulu  GO,  5.00%  due  11/1/2019  (Capital
          Improvement Projects)                                                     NR/Aa1       3,620,000     4,489,379
          City and  County  of  Honolulu  GO,  5.00%  due  11/1/2020  (Capital
          Improvement Projects)                                                     NR/Aa1       8,265,000    10,378,774
          City and  County  of  Honolulu  GO,  5.00%  due  11/1/2021  (Capital
          Improvement Projects)                                                     NR/Aa1       2,770,000     3,513,218
          City and  County  of  Honolulu  GO,  5.00%  due  11/1/2022  (Capital
          Improvement Projects)                                                     NR/Aa1       1,750,000     2,232,615
          City and  County  of  Honolulu  GO,  5.00%  due  11/1/2022  (Capital
          Improvement Projects)                                                     NR/Aa1       6,695,000     8,541,347
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         315,000       316,276
          State of Hawaii GO, 5.25% due 9/1/2013 (Insured: Natl-Re)                 AA/Aa2       1,000,000     1,033,440
          State of Hawaii GO, 5.00% due 11/1/2017                                   AA/Aa2      12,000,000    14,303,880
          State of Hawaii GO, 5.00% due 11/1/2018                                   AA/Aa2      20,000,000    24,382,200
          State of Hawaii GO, 5.00% due 12/1/2019                                   AA/Aa2       3,000,000     3,725,940
          State of Hawaii GO, 5.00% due 12/1/2020                                   AA/Aa2       2,500,000     3,143,000
          State of Hawaii GO, 5.00% due 12/1/2021                                   AA/Aa2       3,000,000     3,808,230
          State of Hawaii GO, 5.00% due 12/1/2022                                   AA/Aa2       4,000,000     5,005,120
        Idaho -- 0.30%
          Twin Falls Urban Renewal Agency, 4.95% due 8/1/2014                       NR/NR          860,000       885,344
          Twin Falls Urban Renewal Agency, 5.15% due 8/1/2017                       NR/NR        1,455,000     1,503,583
          University of Idaho, 5.25% due 4/1/2041 put 4/1/2021                      A+/Aa3      14,120,000    16,853,067
        Illinois -- 7.69%
          Board of  Education  of the City of Chicago GO,  0.13% due  3/1/2036
          put 1/2/2013  (Capital  Improvement  Program;  LOC:  JPMorgan  Chase
          Bank) (State Aid Withholding) (daily demand notes)                       AAA/Aa1      27,460,000    27,460,000
          Bolingbrook GO, 0% due 1/1/2016 (Insured: Natl-Re)                        NR/Aa3       1,500,000     1,371,015
          Bolingbrook GO, 0% due 1/1/2017 (Insured: Natl-Re)                        NR/Aa3       2,000,000     1,728,760
       a  Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re) (ETM)                 BBB/Aa3         675,000       675,000
          Chicago GO, 5.375% due 1/1/2013 (Insured: Natl-Re)                        NR/Aa3         420,000       420,000
          Chicago GO, 0% due 1/1/2016 (City Colleges; Insured: Natl-Re/FGIC)        A+/Aa3       2,670,000     2,571,263
          Chicago GO, 5.44% due 1/1/2018 (Insured: Natl-Re)                         A+/Aa3       3,050,000     3,406,484
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2015
          (Insured: AGM)                                                           AA-/Aa3       8,460,000     9,251,687
          Chicago  Housing  Authority  Capital  Program,  5.00%  due  7/1/2016
          (Insured: AGM)                                                           AA-/Aa3       2,000,000     2,238,540
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2018               A+/A2        3,000,000     3,524,790
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2019               A+/A2        2,000,000     2,380,040
          Chicago  Illinois Board of Education GO, 0% due 12/1/2020  (Insured:
          BHAC/FGIC)                                                               AA+/Aa1      12,000,000     9,735,360
          Chicago Illinois Board of Education GO, 5.00% due 12/1/2020               A+/A2        2,500,000     2,980,600
          Chicago  Illinois  Park  District GO,  5.00% due 1/1/2018  (Personal
          Property Replacement)                                                    AA+/Aa2       1,150,000     1,342,591
          Chicago  Illinois  Public  Building  Commerce  Building,  4.00%  due
          1/1/2013                                                                  NR/Aa2       3,275,000     3,275,000
          Chicago  Illinois  Public  Building  Commerce  Building,  5.25%  due
          12/1/2013 (Insured: Natl-Re/FGIC)                                         BBB/A2       3,000,000     3,125,370
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.25%  due
          6/1/2017 (Federal Transit Administration)                                  A/A2        3,000,000     3,440,490
          Chicago  Illinois  Transit  Authority   Capital  Grant,   5.50%  due
          6/1/2018 (Federal Transit Administration)                                  A/A2        2,500,000     2,932,550
          City of  Chicago,  5.50%  due  1/1/2013  (Midway  Airport;  Insured:
          Natl-Re)                                                                   A/A2        1,180,000     1,180,000
          City of Chicago, 4.00% due 1/1/2018 (Wastewater Transmission)             A+/Aa3       1,475,000     1,662,605
          City of Chicago, 5.50% due 1/1/2020 (Insured: BHAC)                      AA+/Aa1       1,250,000     1,484,025
          City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)                NR/NR        5,000,000     5,189,450
          City  of  Chicago,   0.15%  due  1/1/2034  put  1/2/2013  (Liquidity
          Facility; SPA: JPMorgan Chase Bank) (daily demand notes)                 AAA/Aa3      65,805,000    65,805,000
          City of Chicago Board of Education GO, 6.25% due 1/1/2015  (Insured:
          Natl-Re)                                                                  BBB/A2         900,000       940,599
          City of Chicago Board of Education GO, 5.25% due 12/1/2017  (Chicago
          School Reform Board; Insured: Natl-Re/FGIC)                               A+/A2        4,100,000     4,837,221
          City  of  Chicago   Board  of  Education  GO,  5.00%  due  12/1/2018
          (Insured: Natl-Re)                                                        A+/A2        1,000,000     1,174,930
          City of Chicago  Building  Acquisition  Certificates  GO,  5.40% due
          1/1/2018 (Parking Facility Improvements; Insured: AGM)                   AA-/Aa3       2,560,000     2,570,445
          City of Mount Vernon GO,  4.00% due  12/15/2019  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       1,000,000     1,108,460
          City of Mount Vernon GO,  4.00% due  12/15/2020  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3         785,000       866,821
          City of Mount Vernon GO,  4.00% due  12/15/2021  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       1,640,000     1,783,926
          Community   College   District  No.  514  GO,  4.25%  due  12/1/2015
          (Illinois Central College)                                               AA+/Aa2       2,360,000     2,587,551
          Community   College  District  No.  516  GO,  4.50%  due  12/15/2020
          (Waubonsee Community College)                                             NR/Aa1       1,325,000     1,600,825
          Community   College  District  No.  516  GO,  5.00%  due  12/15/2021
          (Waubonsee Community College)                                             NR/Aa1       6,175,000     7,742,771
          Cook County  Community  Consolidated  School  District GO, 9.00% due
          12/1/2016 (Tinley Park; Insured: Natl-Re/FGIC)                            NR/Aa2       2,500,000     3,095,200
          Cook County  Community  High School  District,  5.00% due 12/15/2013
          (Insured: AGM)                                                            AA-/NR       6,875,000     7,140,169
          Cook County  Community  School District GO, 9.00% due 12/1/2013 (Oak
          Park; Insured: Natl-Re/FGIC)                                              NR/Aa2       2,250,000     2,410,447
          Cook  County  Community  School  District  GO,  9.00% due  12/1/2018
          (Insured: Natl-Re/FGIC)                                                   NR/Aa2       4,000,000     5,562,840
          Cook County GO, 6.25% due 11/15/2013 (Insured: Natl-Re) (ETM)             AA/Aa3       3,995,000     4,202,980
          Cook County GO, 5.00% due 11/15/2019                                      AA/Aa3       3,690,000     4,439,476
          Cook County GO, 4.00% due 11/15/2020                                      AA/Aa3         925,000     1,052,622
          Cook County GO, 5.00% due 11/15/2020                                      AA/Aa3       2,000,000     2,422,040
          Cook County GO, 5.00% due 11/15/2020                                      AA/Aa3       3,590,000     4,245,390
          Cook County GO, 4.00% due 11/15/2021                                      AA/Aa3       2,000,000     2,262,880
          Cook County GO, 5.00% due 11/15/2021                                      AA/Aa3       2,105,000     2,553,112
          Cook County GO, 5.00% due 11/15/2021                                      AA/Aa3       5,000,000     6,064,400
          Cook County GO, 4.00% due 11/15/2022                                      AA/Aa3       1,000,000     1,128,280
          Cook County GO, 5.00% due 11/15/2022 (Insured: AMBAC)                     AA/Aa3       1,500,000     1,597,725
          Cook County GO, 5.00% due 11/15/2022                                      AA/Aa3       1,500,000     1,825,695
          DeKalb County USD GO, 0% due 1/1/2021                                    AA-/Aa2       6,140,000     4,782,999
          Forest Preserve District of Cook County GO, 5.00% due 11/15/2021          AA/Aa2       1,500,000     1,833,960
          Illinois  Educational  Facilities,  4.75% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                A+/A1        3,030,000     3,407,811
          Illinois  Educational  Facilities,  5.00% due  3/1/2030 put 3/1/2017
          (Art Institute of Chicago)                                                NR/A1        3,000,000     3,373,230
          Illinois  Educational  Facilities,  5.25% due  3/1/2034 put 3/1/2018
          (Art Institute of Chicago)                                                NR/NR        3,500,000     4,024,195
       a  Illinois Educational  Facilities,  3.40% due 11/1/2036 put 11/1/2017
          (Medical Terminal Field Museum)                                            A/NR        1,300,000     1,385,371
          Illinois Educational  Facilities,  4.30% due 11/1/2036 put 11/1/2013
          (Field Museum)                                                             A/A2        3,100,000     3,179,577
          Illinois Finance  Authority,  4.00% due 2/15/2013  (Alexian Brothers
          Health Systems)                                                           NR/A2        1,500,000     1,504,710
          Illinois Finance  Authority,  5.00% due 2/15/2014  (Alexian Brothers
          Health Systems)                                                           NR/A2        3,000,000     3,095,340
          Illinois Finance Authority, 5.00% due 5/1/2014 (Student Housing)         NR/Baa3       3,895,000     4,072,106
          Illinois  Finance  Authority,  5.00% due 11/1/2014  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,367,400
          Illinois  Finance  Authority,  4.00% due 4/1/2015  (Advocate  Health
          Care)                                                                     AA/Aa2       3,000,000     3,210,150
          Illinois Finance Authority, 5.00% due 10/1/2015 (DePaul University)       NR/A3        1,000,000     1,089,960
          Illinois  Finance  Authority,  5.00% due 11/1/2015  (Central  DuPage
          Health)                                                                   AA/NR        5,000,000     5,541,350
          Illinois Finance Authority, 5.25% due 12/1/2015 (Columbia College)       BBB+/NR       1,620,000     1,760,243
          Illinois  Finance  Authority,  5.00% due 4/1/2016  (Advocate  Health
          Care)                                                                     AA/Aa2       1,250,000     1,405,413
          Illinois Finance Authority, 5.00% due 12/1/2016 (Columbia College)       BBB+/NR       1,710,000     1,882,505
          Illinois  Finance  Authority,  5.00% due 11/1/2017 (Rush  University
          Medical Center; Insured: Natl-Re)                                         A-/A2        1,000,000     1,123,050
          Illinois Finance Authority, 5.00% due 12/1/2017 (Columbia College)       BBB+/NR       1,395,000     1,557,769
          Illinois  Finance  Authority,  5.50% due 11/1/2018  (Advocate Health
          Care)                                                                     AA/Aa2       1,000,000     1,203,270
          Illinois  Finance   Authority,   5.25%  due  5/1/2019   (Educational
          Advancement Fund, Inc.)                                                  NR/Baa3       4,675,000     5,187,193
          Illinois  Finance  Authority,  5.00% due 4/1/2020  (Advocate  Health
          Care)                                                                     AA/Aa2       1,315,000     1,546,085
          Illinois Finance Authority, 4.00% due 12/1/2021 (Trinity Health)          AA/Aa2       1,000,000     1,138,340
          Illinois  Finance  Authority,   2.625%  due  2/1/2033  put  8/1/2015
          (Peoples Gas Light & Coke Co.)                                            A-/A1        9,500,000     9,848,555
          Illinois  Finance   Authority,   4.30%  due  6/1/2035  put  6/1/2016
          (Peoples Gas Light & Coke Co.; Insured: AMBAC)                            A-/A1        2,550,000     2,812,165
          Illinois  Finance   Authority,   3.00%  due  7/1/2042  put  5/6/2014
          (Prairie Power; Insured: National Rural Utilities Cooperative)             A/NR       17,150,000    17,504,490
          Illinois HFA, 6.00% due 7/1/2017 (Lake Forest Hospital)                  AA+/Aa2       1,500,000     1,506,195
          Illinois Toll Highway Authority, 5.50% due 1/1/2014 (Insured: AGM)       AA-/Aa3      17,190,000    18,000,165
          Illinois Toll Highway Authority, 5.50% due 1/1/2015 (Insured: AGM)       AA-/Aa3       5,000,000     5,449,650
          Kane & DeKalb  Counties  Community  GO,  0% due  2/1/2021  (Insured:
          Natl-Re/FGIC)                                                             NR/Aa3       3,165,000     2,497,818
          Kane County Forest  Preservation  District GO, 5.00% due  12/15/2015
          (Insured: Natl-Re/FGIC)                                                   AA+/NR       2,780,000     3,117,353
          Kane McHenry Cook & DeKalb  Counties GO, 0% due 12/1/2021  (Insured:
          AMBAC)                                                                    NR/Aa3       2,000,000     1,540,360
          Lake County  Community  High School  District GO, 9.00% due 2/1/2014
          (Insured: AGM)                                                           AAA/Aa3       1,925,000     2,097,518
          Lake County  Community  High School  District GO, 9.00% due 2/1/2015
          (Insured: AGM)                                                           AAA/Aa3       1,610,000     1,878,951
          Lake County  Community  High School  District GO, 9.00% due 2/1/2016
          (Insured: AGM)                                                           AAA/Aa3       1,890,000     2,345,528
          Lake County  Community  High School  District GO, 9.00% due 2/1/2017
          (Insured: AGM)                                                           AAA/Aa3       2,025,000     2,656,233
          McHenry & Kane Counties Community  Consolidated  School District GO,
          0% due 1/1/2017 (Insured: Natl-Re)                                       NR/Baa2       1,185,000     1,062,779
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2013
          pre-refunded   10/18/2010   (McCormick  Place  Expansion;   Insured:
          Natl-Re) (ETM)                                                            BBB/A3         485,000       484,176
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2013
          (McCormick Place Expansion; Insured: Natl-Re)                             AAA/A3         560,000       557,452
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2016
          (McCormick Place Expansion; Insured: Natl-Re/FGIC) (ETM)                  BBB/NR       3,475,000     3,354,626
          Metropolitan   Pier  &  Exposition   Authority,   0%  due  6/15/2016
          (McCormick Place Expansion; Insured: Natl-Re/FGIC)                        BBB/A3       8,245,000     7,688,957
          Metropolitan  Pier &  Exposition  Authority,  5.00%  due  12/15/2020
          (McCormick Place Expansion)                                               AAA/NR       4,000,000     4,929,840
          Metropolitan  Water  Reclamation  District  of Greater  Chicago  GO,
          4.00% due 12/1/2014 (Capital Improvements)                               AAA/Aaa       2,500,000     2,670,500
          Northern  Illinois   University,   4.00%  due  4/1/2013   (Auxiliary
          Facilities; Insured: AGM)                                                 NR/Aa3       1,000,000     1,008,050
          Quincy Illinois, 5.00% due 11/15/2014 (Blessing Hospital)                 A-/A3        1,000,000     1,046,400
          Quincy Illinois, 5.00% due 11/15/2016 (Blessing Hospital)                 A-/A3        1,750,000     1,890,630
          Railsplitter Tobacco Settlement Authority, 5.00% due 6/1/2019              A/NR       22,000,000    25,914,900
          Railsplitter Tobacco Settlement Authority, 5.125% due 6/1/2019             A/NR        6,780,000     8,037,283
          Regional  Transportation  Authority GO, 6.25% due 7/1/2014 (Insured:
          Natl-Re)                                                                  AA/Aa3       3,500,000     3,789,765
          Sangamon  County  Community  Unit School  District  No. 5, 5.00% due
          1/1/2015 (Insured: AGM)                                                   AA/NR        2,210,000     2,397,032
          Southwestern  Illinois Development  Authority,  5.125% due 8/15/2016
          (Anderson Hospital)                                                     BBB-/Baa3      1,190,000     1,265,839
          State of Illinois, 3.50% due 6/15/2013 (Build Illinois Bonds)             AAA/A2       6,455,000     6,550,082
          State of Illinois, 3.50% due 6/15/2014 (Build Illinois Bonds)             AAA/A2       6,455,000     6,745,023
          State of  Illinois,  5.125%  due  6/15/2015  pre-refunded  6/15/2013
          (Build Illinois Bonds)                                                    AAA/A1       5,000,000     5,106,850
          State of Illinois, 5.00% due 6/15/2016 (Build Illinois Bonds)             AAA/NR       3,500,000     4,001,865
          State of Illinois, 5.50% due 6/15/2016 (Build Illinois Bonds)             AAA/A2       2,020,000     2,028,343
          Town  of  Cicero  Cook  County  GO,  5.25%  due  1/1/2019  (Economic
          Redevelopment; Insured: Syncora)                                          NR/NR        6,140,000     6,431,834
          Town of  Cicero  Cook  County  GO,  5.00%  due  12/1/2019  (Economic
          Redevelopment)                                                            A+/NR        1,070,000     1,222,903
          University of Illinois  Board of Trustees  COP,  5.00% due 10/1/2019
          (Insured: AGM)                                                           AA-/Aa2       2,000,000     2,278,800
          Village of Broadview, 5.375% due 7/1/2015                                 NR/NR        3,400,000     3,403,944
          Village of Melrose Park, 5.20% due 7/1/2018 (Insured: Natl-Re)           BBB/Baa2      1,190,000     1,215,264
          Waukegan Illinois GO, 5.00% due 12/30/2019 (Insured: AGM)                 NR/Aa3       1,935,000     2,271,071
          Waukegan Illinois GO, 5.00% due 12/30/2020 (Insured: AGM)                 NR/Aa3       1,000,000     1,177,110
          Waukegan Illinois GO, 5.00% due 12/30/2021 (Insured: AGM)                 NR/Aa3       2,100,000     2,474,514
          Waukegan Illinois GO, 5.00% due 12/30/2022 (Insured: AGM)                 NR/Aa3       1,000,000     1,177,390
          Will County Valley View Community  Unit School  District No. 210 GO,
          5.00% due 1/1/2015 (Insured: Natl-Re/FGIC)                                NR/Aa2       1,000,000     1,086,300
          Will County Valley View Community  Unit School  District No. 365 GO,
          0% due 11/1/2018 (Insured: AGM)                                           AA/Aa2       3,370,000     2,971,295
          Winnebago  County GO, 3.00% due 12/30/2015  (Public Safety Sales Tax
          Alternate)                                                                NR/Aa2       1,035,000     1,093,829
          Winnebago  County School District No. 122  Harlem-Loves  Park GO, 0%
          due 1/1/2016 (Insured: AGM)                                               NR/Aa3       2,000,000     1,926,040
        Indiana -- 4.98%
          Allen County Jail  Building  Corp.,  5.00% due  10/1/2014  (Insured:
          Syncora)                                                                  NR/Aa2       1,000,000     1,070,880
          Allen County Jail  Building  Corp.,  5.00% due  10/1/2015  (Insured:
          Syncora)                                                                  NR/Aa2       1,480,000     1,637,176
          Allen County Jail  Building  Corp.,  5.00% due  10/1/2016  (Insured:
          Syncora)                                                                  NR/Aa2       1,520,000     1,700,698
          Allen County Redevelopment District, 5.00% due 11/15/2016                 NR/A2        1,000,000     1,093,130
          Avon Community School Building Corp., 5.00% due 7/15/2017  (Insured:
          AMBAC) (State Aid Withholding)                                             A/NR        2,500,000     2,887,425
          Board of Trustees for the Vincennes University, 3.00% due 6/1/2014        NR/Aa3       1,000,000     1,027,450
          Board of Trustees for the Vincennes University, 3.00% due 6/1/2015        NR/Aa3       1,000,000     1,043,840
          Board of Trustees for the Vincennes University, 4.00% due 6/1/2018        NR/Aa3       1,000,000     1,125,890
          Board of Trustees for the Vincennes University, 5.00% due 6/1/2020        NR/Aa3       1,000,000     1,218,450
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2013
          (Insured: AGM) (State Aid Withholding)                                   AA+/Aa3       1,000,000     1,024,280
          Brownsburg  1999  School   Building   Corp.,   5.00%  due  7/15/2018
          (Insured: AGM) (State Aid Withholding)                                    AA+/NR       3,430,000     3,791,625
          Brownsburg 1999 School Building Corp.,  5.00% due 8/1/2018 (Insured:
          AGM) (State Aid Withholding)                                             AA+/Aa3       1,250,000     1,383,987
          Carmel  Redevelopment   Authority,   3.00%  due  2/1/2013  (Economic
          Development)                                                              AA+/NR         960,000       961,824
          Carmel  Redevelopment   Authority,   3.00%  due  8/1/2013  (Economic
          Development)                                                              AA+/NR         915,000       926,987
          Carmel  Redevelopment   Authority,   3.00%  due  2/1/2014  (Economic
          Development)                                                              AA+/NR         965,000       987,243
          Carmel  Redevelopment   Authority,   3.00%  due  8/1/2014  (Economic
          Development)                                                              AA+/NR         915,000       945,104
          Carmel  Redevelopment  Authority,  0% due 2/1/2015  (Performing Arts
          Center)                                                                  AA+/Aa1       1,575,000     1,550,052
          Carmel  Redevelopment   Authority,   4.00%  due  2/1/2015  (Economic
          Development)                                                              AA+/NR         990,000     1,050,509
          Carmel  Redevelopment   Authority,   4.00%  due  8/1/2015  (Economic
          Development)                                                              AA+/NR         975,000     1,047,676
          Carmel  Redevelopment   Authority,   5.00%  due  8/1/2021  (Economic
          Development)                                                              AA+/NR       2,405,000     2,915,822
          Carmel  Redevelopment   Authority,   5.00%  due  8/1/2022  (Economic
          Development)                                                              AA+/NR       2,510,000     3,054,720
          Carmel Redevelopment District COP, 5.75% due 7/15/2022                    NR/NR        4,300,000     4,626,112
          City of Fort Wayne, 4.25% due 8/1/2013 (Sewer Works Improvements)         NR/Aa3       1,715,000     1,747,070
          City of Fort Wayne, 4.25% due 8/1/2014 (Sewer Works Improvements)         NR/Aa3       1,745,000     1,830,679
          City  of  Fort  Wayne,  2.00%  due  12/1/2014   (Waterworks  Utility
          Improvements)                                                             NR/Aa3         925,000       949,772
          City of Fort Wayne, 4.25% due 8/1/2015 (Sewer Works Improvements)         NR/Aa3       1,780,000     1,913,589
          City  of  Fort  Wayne,  2.00%  due  12/1/2015   (Waterworks  Utility
          Improvements)                                                             NR/Aa3       1,145,000     1,184,411
          City  of  Fort  Wayne,  2.00%  due  12/1/2016   (Waterworks  Utility
          Improvements)                                                             NR/Aa3       1,160,000     1,199,382
          City  of  Fort  Wayne,  2.00%  due  12/1/2017   (Waterworks  Utility
          Improvements)                                                             NR/Aa3       1,175,000     1,211,155
          City of Whiting,  5.00% due  1/1/2016 (BP  Products  North  America,
          Inc.)                                                                      A/A2        5,375,000     5,968,346
          Clay Multiple School Building Corp.,  4.00% due 7/15/2015 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,068,450
          Clay Multiple School Building Corp.,  5.00% due 7/15/2016 (State Aid
          Withholding)                                                              AA+/NR       1,295,000     1,458,869
          Clay Multiple School Building Corp.,  5.00% due 1/15/2017 (State Aid
          Withholding)                                                              AA+/NR       1,000,000     1,141,630
          Crown Point  Multi-School  Building Corp.,  0% due 1/15/2016  (Crown
          Point  Community   School  Corp.;   Insured:   Natl-Re)  (State  Aid
          Withholding)                                                              A/Baa2       5,685,000     5,507,059
          Evansville  Vanderburgh  Public  Library  Leasing  Corp.,  5.00% due
          7/15/2014 (Insured: AMBAC)                                                A+/NR        1,000,000     1,049,860
          Evansville  Vanderburgh  Public  Library  Leasing  Corp.,  5.00% due
          7/15/2015 (Insured: AMBAC)                                                A+/NR        1,000,000     1,079,300
          Fort Wayne  Community  Schools GO,  1.00% due  7/15/2013  (State Aid
          Withholding)                                                              AA+/NR       2,200,000     2,206,358
          Fort Wayne  Community  Schools GO,  1.00% due  1/15/2014  (State Aid
          Withholding)                                                              AA+/NR       1,700,000     1,708,585
          Fort Wayne  Community  Schools GO,  1.00% due  7/15/2014  (State Aid
          Withholding)                                                              AA+/NR       1,600,000     1,611,344
          Fort Wayne  Community  Schools GO,  1.00% due  1/15/2015  (State Aid
          Withholding)                                                              AA+/NR       1,500,000     1,511,430
          Hammond  Multi-School  Building Corp., 5.00% due 1/15/2014 (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     AA+/NR       1,000,000     1,046,830
          Indiana Bond Bank, 5.25% due 10/15/2016 (Special Gas Program)             NR/A2        1,545,000     1,763,617
          Indiana Bond Bank, 5.00% due 10/15/2017 (Special Gas Program)             NR/A2        5,000,000     5,752,600
          Indiana Bond Bank, 5.00% due 8/1/2021 (Columbus Learning Center)          AA/NR        1,300,000     1,576,120
          Indiana Finance  Authority,  3.00% due 3/1/2013 (Indiana  University
          Health System)                                                            A+/A1        1,500,000     1,506,405
          Indiana  Finance  Authority,  5.00% due  11/1/2014  (Sisters  of St.
          Francis Health Services, Inc.)                                            NR/Aa3       1,000,000     1,079,390
          Indiana  Finance  Authority,  5.00% due  5/1/2015  (Parkview  Health
          Systems)                                                                  A+/A1        1,500,000     1,626,645
          Indiana  Finance  Authority,  4.90% due  1/1/2016  (Indiana  Power &
          Light Co.)                                                                BBB/A3      11,650,000    12,710,849
          Indiana  Finance  Authority,  5.00% due  5/1/2016  (Parkview  Health
          Systems)                                                                  A+/A1        3,090,000     3,434,597
          Indiana  Finance  Authority,  5.00% due 7/1/2016  (Forensic & Health
          Science; Insured: Natl-Re)                                               AA+/Aa1       1,030,000     1,175,570
          Indiana Finance  Authority,  5.00% due 9/15/2016 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,500,000     1,600,065
          Indiana  Finance  Authority,  5.00% due  5/1/2017  (Parkview  Health
          Systems)                                                                  A+/A1        1,000,000     1,131,030
          Indiana Finance  Authority,  5.00% due 9/15/2017 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,690,000     1,815,719
          Indiana  Finance  Authority,  4.00% due 5/1/2018  (Community  Health
          Network)                                                                   A/A2        2,620,000     2,895,441
          Indiana Finance Authority,  5.25% due 7/1/2018 (Wabash  Correctional
          Facilities)                                                              AA+/Aa1       1,000,000     1,208,140
          Indiana   Finance   Authority,   5.25%   due   7/1/2018   (Rockville
          Correctional Facilities) (ETM)                                            AA+/NR       2,150,000     2,644,306
          Indiana Finance  Authority,  5.00% due 9/15/2018 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,790,000     1,935,384
          Indiana  Finance  Authority,   5.00%  due  11/1/2018   (Indianapolis
          Airport)                                                                 AA+/Aa2       2,750,000     3,290,402
          Indiana  Finance  Authority,  5.00% due  11/1/2018  (Sisters  of St.
          Francis Health Services, Inc.)                                            NR/Aa3       1,250,000     1,488,712
          Indiana  Finance  Authority,  5.00% due 5/1/2019  (Community  Health
          Network)                                                                   A/A2        1,385,000     1,619,023
          Indiana Finance  Authority,  5.00% due 9/15/2019 (Marian  University
          Health Sciences)                                                         BBB-/NR       1,250,000     1,353,375
          Indiana Finance  Authority,  5.00% due 3/1/2020 (Indiana  University
          Health System)                                                            A+/A1        5,000,000     5,895,050
          Indiana  Finance  Authority,  5.00% due 5/1/2020  (Community  Health
          Network)                                                                   A/A2          860,000     1,005,951
          Indiana Finance  Authority,  5.00% due 9/15/2020 (Marian  University
          Health Sciences)                                                         BBB-/NR       2,245,000     2,428,057
          Indiana Finance  Authority,  5.00% due 3/1/2021 (Indiana  University
          Health System)                                                            A+/A1        9,880,000    11,622,437
          Indiana  Finance  Authority,  5.00% due 5/1/2021  (Community  Health
          Network)                                                                   A/A2        2,250,000     2,632,005
          Indiana Finance  Authority,  5.00% due 9/15/2021 (Marian  University
          Health Sciences)                                                         BBB-/NR       2,320,000     2,499,614
          Indiana Finance  Authority,  5.00% due 3/1/2022 (Indiana  University
          Health System)                                                            A+/A1        3,240,000     3,782,894
          Indiana  Finance  Authority,  5.00% due 5/1/2022  (Community  Health
          Network)                                                                   A/A2        1,230,000     1,453,122
          Indiana Finance Authority,  0.10% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa2      13,350,000    13,350,000
          Indiana Finance Authority,  0.13% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa3      48,525,000    48,525,000
          Indiana Finance Authority,  0.13% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa2      21,550,000    21,550,000
          Indiana Health Facility  Financing  Authority,  5.50% due 11/15/2015
          (Ascension Health)                                                       AA+/Aa1         510,000       517,222
          Indiana Health Facility  Financing  Authority,  5.50% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       1,385,000     1,404,612
          Indiana Health  Facility  Financing  Authority,  5.00% due 10/1/2027
          put 6/1/2017 (Ascension Health)                                           NR/Aa2       7,000,000     8,093,820
          Indiana  Multi-School  Building Corp., 5.00% due 7/15/2016 (Insured:
          Natl-Re)                                                                 AA/Baa2       5,000,000     5,683,650
          Indianapolis  Local Public Improvement Bond Bank, 6.75% due 2/1/2014
          (Circle Centre)                                                           AA/NR          705,000       725,748
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 1/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,080,460
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2015
          (Waterworks; Insured: Natl-Re)                                            A+/A2        1,000,000     1,099,310
          Indianapolis  Local Public Improvement Bond Bank, 5.00% due 7/1/2016
          (Insured: Natl-Re/FGIC)                                                  AA+/Aa1       1,030,000     1,133,093
          Indianapolis  Multi-School  Building  Corp.  First  Mtg,  5.50%  due
          7/15/2015 (Insured: Natl-Re)                                             AA/Baa2       1,690,000     1,885,026
          Ivy Tech Community College, 4.00% due 7/1/2013                            AA-/NR       1,000,000     1,015,840
          Ivy Tech Community College, 4.00% due 7/1/2014                            AA-/NR       1,500,000     1,569,135
          Knox  Middle  School  Building  Corp.,  0% due  1/15/2020  (Insured:
          Natl-Re/FGIC) (State Aid Withholding)                                     BBB/NR       1,295,000     1,038,901
          Lake  Central   Multi-District  School  Building  Corp.,  4.00%  due
          1/15/2019 (State Aid Withholding)                                        AA+/Aa2       1,000,000     1,128,000
          Lake  Central   Multi-District  School  Building  Corp.,  5.00%  due
          7/15/2019 (State Aid Withholding)                                        AA+/Aa2       1,680,000     2,006,659
          Lake  Central   Multi-District  School  Building  Corp.,  4.00%  due
          1/15/2020 (State Aid Withholding)                                        AA+/Aa2       1,345,000     1,510,933
          Lake  Central   Multi-District  School  Building  Corp.,  5.00%  due
          7/15/2020 (State Aid Withholding)                                        AA+/Aa2       1,170,000     1,390,592
          Lake  Central   Multi-District  School  Building  Corp.,  4.00%  due
          1/15/2021 (State Aid Withholding)                                        AA+/Aa2       1,250,000     1,401,650
          Lake  Central   Multi-District  School  Building  Corp.,  5.00%  due
          7/15/2021 (State Aid Withholding)                                        AA+/Aa2       1,250,000     1,500,600
          Lake  Central   Multi-District  School  Building  Corp.,  4.00%  due
          1/15/2022 (State Aid Withholding)                                        AA+/Aa2       1,455,000     1,643,772
          Lake  Central   Multi-District  School  Building  Corp.,  5.00%  due
          7/15/2022 (State Aid Withholding)                                        AA+/Aa2       1,000,000     1,230,100
          Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2014
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,200,000     1,283,196
       a  Madison Schools Lydia Middleton  Building Corp., 5.00% due 7/15/2015
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,250,000     1,386,900
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2013 (Insured: Natl-Re) (State Aid Withholding) (ETM)           BBB/Baa2        825,000       845,716
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2013 (Insured: Natl-Re) (State Aid Withholding)                  A/Baa2         230,000       235,081
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding) (ETM)           BBB/Baa2        870,000       931,292
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2014 (Insured: Natl-Re) (State Aid Withholding)                  A/Baa2         265,000       281,406
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding) (ETM)           BBB/Baa2        870,000       968,354
          Mount Vernon of Hancock County  Multi-School  Building Corp.,  5.00%
          due 7/15/2015 (Insured: Natl-Re) (State Aid Withholding)                  A/Baa2         270,000       296,271
          MSD of Warren Township Vision 2005 School Building Corp.,  5.00% due
          7/10/2015 (Insured: Natl-Re/FGIC) (State Aid Withholding)                 AA+/NR       2,895,000     3,152,076
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2016  (146th
          Street Extension A)                                                       AA-/NR       1,660,000     1,882,556
          Perry  Township  Multischool  Building  Corp.,  5.00% due  7/10/2014
          (Insured: AGM) (State Aid Withholding)                                    NR/Aa2       2,130,000     2,271,645
          Perry  Township  Multischool  Building  Corp.,  4.00% due  1/15/2018
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,124,790
          Perry  Township  Multischool  Building  Corp.,  3.00% due  1/10/2019
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,077,510
          Perry  Township  Multischool  Building  Corp.,  4.00% due  7/10/2019
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,141,270
          Perry  Township  Multischool  Building  Corp.,  5.00% due  7/10/2020
          (State Aid Withholding)                                                   AA+/NR       2,090,000     2,541,607
          Perry  Township  Multischool  Building  Corp.,  5.00% due  7/10/2021
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,223,220
          Pike Township  Metropolitan  School District GO, 3.00% due 1/15/2017
          (College Park Ancillary Rooms) (State Aid Withholding)                    AA+/NR       2,115,000     2,283,333
          Pike  Township  Multi-School  Building  Corp.,  4.00% due  1/15/2017
          (State Aid Withholding)                                                   AA+/NR       1,080,000     1,206,382
          Plainfield   Community  High  School  Building   Corp.,   5.00%  due
          1/15/2015 (Insured: Natl-Re/FGIC)                                          A/NR        1,445,000     1,556,077
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      4,100,000     4,363,630
          Rockport  PCR,  6.25% due 6/1/2025 put  6/2/2014  (Indiana  Michigan
          Power Co.)                                                               BBB/Baa2      1,000,000     1,064,300
          South Bend  Community  School  Building  Corp.,  4.00% due 1/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,545,000     1,546,854
          South Bend Community School Building Corp., 4.00% due 1/15/2013           AA+/NR       1,400,000     1,401,680
          South Bend  Community  School  Building  Corp.,  4.00% due 7/15/2013
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,016,510
          South Bend  Community  School  Building  Corp.,  5.00% due 7/15/2016
          (Insured: Natl-Re/FGIC) (State Aid Withholding)                           AA+/NR       1,785,000     2,041,112
          West Clark School  Building  Corp.,  5.25% due  1/15/2014  (Insured:
          Natl-Re)                                                                 AA+/Baa2      1,335,000     1,401,403
        Iowa -- 0.46%
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2019 (School Infrastructure; Insured: AGM)                           AA-/Aa3       3,870,000     4,383,588
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2020 (School Infrastructure; Insured: AGM)                           AA-/Aa3       3,990,000     4,550,276
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2021 (School Infrastructure; Insured: AGM)                           AA-/Aa3       4,125,000     4,638,851
          Des  Moines  Independent   Community  School  District,   4.00%  due
          6/1/2022 (School Infrastructure; Insured: AGM)                           AA-/Aa3       2,140,000     2,373,795
          Iowa Finance  Authority,  5.00% due 2/15/2014  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       2,500,000     2,618,800
          Iowa Finance  Authority,  5.00% due 2/15/2015  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       2,300,000     2,493,959
          Iowa Finance  Authority,  5.00% due 2/15/2016  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,600,000     1,788,240
          Iowa Finance  Authority,  5.00% due 8/15/2016  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,500,000     1,701,165
          Iowa Finance  Authority,  5.00% due 2/15/2017  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,600,000     1,834,592
          Iowa Finance  Authority,  5.00% due 8/15/2017  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3         990,000     1,149,825
          Iowa Finance  Authority,  5.00% due 2/15/2018  (Iowa Health  System;
          Insured: AGM)                                                             NR/Aa3       1,405,000     1,649,976
        Kansas -- 0.80%
          City of Burlington  Environmental  Improvement,  5.25% due 12/1/2023
          put 4/1/2013 (Kansas City Power & Light Co.; Insured: Syncora)           BBB+/A3       5,000,000     5,050,300
          City of Burlington  Environmental  Improvement,  5.375% due 9/1/2035
          put 4/1/2013 (Kansas City Power & Light Co.; Insured: Natl-Re/FGIC)      BBB/Baa2     12,500,000    12,629,625
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1    26,900,000    26,902,421
          County of Leavenworth GO, 2.00% due 3/1/2013                              AA-/NR         560,000       561,518
          County of Leavenworth GO, 3.00% due 3/1/2014                              AA-/NR       1,000,000     1,028,850
          County of Leavenworth GO, 4.00% due 3/1/2015                              AA-/NR       1,040,000     1,113,445
          Kansas Development Finance Authority, 5.00% due 11/1/2015                 AA/Aa2       2,605,000     2,913,718
        Kentucky -- 0.40%
          Jefferson County School District  Finance Corp.,  5.25% due 1/1/2016
          (Insured: AGM)                                                           AA-/Aa2       2,145,000     2,427,389
          Kentucky  Economic  DFA,  0%  due  10/1/2019  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      5,000,000     3,954,700
          Kentucky  Economic  DFA,  0%  due  10/1/2021  (Norton  Health  Care;
          Insured: Natl-Re)                                                        BBB/Baa2      2,885,000     2,059,400
          Kentucky  Economic DFA, 5.00% due 5/1/2039 put 11/11/2014  (Catholic
          Health)                                                                  AA-/Aa3       5,000,000     5,379,750
          Kentucky Municipal Power Agency, 4.00% due 9/1/2015 (Insured: AGM)       AA-/Aa3       2,955,000     3,187,381
          Lexington-Fayette  Urban County  Government Public Facilities Corp.,
          5.00% due 6/1/2014 (Eastern State Hospital)                               A+/Aa3       1,000,000     1,063,120
          Lexington-Fayette  Urban County  Government Public Facilities Corp.,
          5.00% due 6/1/2022 (Eastern State Hospital)                               A+/Aa3       6,165,000     7,471,487
        Louisiana -- 3.11%
       b  Ascension Parish School Board GO, 3.00% due 3/1/2013                      AA-/NR       2,000,000     2,009,060
          City of Bossier, 4.00% due 12/1/2018 (Public Improvements;  Insured:
          AGM)                                                                     AA-/Aa3       2,020,000     2,312,254
          City of Bossier, 4.50% due 12/1/2021 (Public Improvements;  Insured:
          AGM)                                                                     AA-/Aa3       2,240,000     2,689,792
          City  of   Lafayette,   4.00%  due   11/1/2016   (Utilities   System
          Improvements)                                                             A+/A1        1,395,000     1,556,248
          City  of   Lafayette,   5.00%  due   11/1/2019   (Utilities   System
          Improvements)                                                             A+/A1        1,000,000     1,218,250
          City of Monroe,  5.00% due 3/1/2017  pre-refunded  3/1/2015 (Garrett
          Road Economic Development; Insured: Radian)                               NR/NR        1,505,000     1,611,960
          City of New Orleans GO, 5.00% due  12/1/2019  (Public  Improvements;
          Insured: AGM)                                                             BBB/A3       3,080,000     3,656,330
          City of New Orleans GO, 5.00% due  12/1/2020  (Public  Improvements;
          Insured: AGM)                                                             BBB/A3       3,000,000     3,567,180
          City of New Orleans GO, 5.00% due  12/1/2021  (Public  Improvements;
          Insured: AGM)                                                             BBB/A3       5,700,000     6,768,978
          East Baton Rouge Sewer  Commission,  4.00% due 2/1/2013  (Wastewater
          System Improvements)                                                     AA-/Aa3       1,000,000     1,003,040
          East Baton Rouge Sewer  Commission,  5.00% due 2/1/2014  (Wastewater
          System Improvements)                                                     AA-/Aa3       1,000,000     1,048,530
          East Baton Rouge Sewer  Commission,  5.00% due 2/1/2018  (Wastewater
          System Improvements; Insured: AGM)                                       AA-/Aa3       3,000,000     3,376,290
          Ernest N. Morial New Orleans  Exhibition  Hall,  5.00% due 7/15/2013
          (Insured: AMBAC)                                                          BBB/NR       2,075,000     2,117,724
          Ernest N. Morial New Orleans  Exhibition  Hall,  5.00% due 7/15/2020
          (Convention Center)                                                       NR/A2        1,000,000     1,197,680
          Ernest N. Morial New Orleans  Exhibition  Hall,  5.00% due 7/15/2021
          (Convention Center)                                                       NR/A2          780,000       932,381
          Ernest N. Morial New Orleans  Exhibition  Hall,  5.00% due 7/15/2022
          (Convention Center)                                                       NR/A2        1,000,000     1,189,100
          Jefferson Sales Tax District, 5.00% due 12/1/2018 (Insured: AGM)         AA-/Aa3       2,000,000     2,391,120
          Louisiana  Citizens  Property  Insurance  Corp.,  5.00% due 6/1/2015
          (Insured: AMBAC)                                                          A-/A3       10,265,000    11,145,737
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 4.00% due 10/1/2013 (LCTCS Facilities Corp.)       AA-/A1       1,500,000     1,535,295
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 4.00% due 10/1/2014 (LCTCS Facilities Corp.)       AA-/A1       1,500,000     1,580,340
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 5.00% due 3/1/2015 (Independence Stadium)           A/NR        1,000,000     1,075,340
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 5.00% due 3/1/2016 (Independence Stadium)           A/NR        1,000,000     1,100,760
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development  Authority,  4.00% due 10/1/2016  (Town of Vinton Public
          Power Authority; Insured: AGM)                                            AA-/NR       1,000,000     1,080,350
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 5.00% due 3/1/2017 (Independence Stadium)           A/NR        1,265,000     1,416,433
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development  Authority,  4.00% due 10/1/2017  (Town of Vinton Public
          Power Authority; Insured: AGM)                                            AA-/NR       1,000,000     1,091,360
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development Authority, 5.00% due 3/1/2018 (Independence Stadium)           A/NR        1,000,000     1,140,580
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development  Authority,  4.50% due 10/1/2018  (Town of Vinton Public
          Power Authority; Insured: AGM)                                            AA-/NR       1,000,000     1,130,630
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development   Authority,   4.00%  due  12/1/2018   (Bossier   Parish
          Community College Campus Facilities, Inc.)                                AA-/NR       2,655,000     3,014,779
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development  Authority,  4.50% due 10/1/2019  (Town of Vinton Public
          Power Authority; Insured: AGM)                                            AA-/NR       1,000,000     1,139,640
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development   Authority,   4.00%  due  12/1/2019   (Bossier   Parish
          Community College Campus Facilities, Inc.)                                AA-/NR       1,310,000     1,493,256
          Louisiana   Local  Govt   Environmental   Facilities   &   Community
          Development   Authority,   5.00%  due  12/1/2020   (Bossier   Parish
          Community College Campus Facilities, Inc.)                                AA-/NR       1,200,000     1,451,916
          Louisiana  Offshore  Terminal  Authority,  5.00% due 10/1/2018 (Loop
          LLC Project)                                                              NR/NR       22,000,000    25,415,500
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015 (Loop LLC Project)                                              A-/NR        5,000,000     5,068,250
          Louisiana   Public   Facilities   Authority,   5.00%  due   8/1/2013
          (Department of Public Safety; Insured: AGM)                              AA-/Aa3       2,500,000     2,561,050
          Louisiana Public Facilities Authority,  5.00% due 5/15/2014 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,000,000     1,044,520
          Louisiana Public Facilities Authority,  5.00% due 5/15/2015 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,825,000     1,958,681
          Louisiana   Public   Facilities   Authority,   5.75%  due   7/1/2015
          (Franciscan Missionaries of Our Lady Health System; Insured: AGM)        AA-/Aa3       1,325,000     1,469,915
          Louisiana  Public   Facilities   Authority,   2.875%  due  11/1/2015
          (Entergy Gulf States)                                                    BBB+/A3       2,500,000     2,581,800
          Louisiana Public Facilities Authority,  5.00% due 5/15/2016 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,000,000     1,093,160
          Louisiana Public Facilities Authority,  5.00% due 5/15/2017 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       1,035,000     1,147,712
          Louisiana Public Facilities Authority,  5.00% due 5/15/2018 (Ochsner
          Clinic Foundation)                                                       NR/Baa1       2,000,000     2,212,060
          Louisiana State GO, 5.00% due 8/1/2017 (Insured: Natl-Re)                 AA/Aa2       4,000,000     4,434,200
          Louisiana State Office Facilities  Corp.,  3.75% due 3/1/2015 (State
          Capitol)                                                                 AA-/Aa3       5,000,000     5,301,350
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2015 (State
          Capitol)                                                                  NR/Aa3       2,830,000     3,094,096
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2016 (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,126,480
       a  Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2018 (State
          Capitol)                                                                  NR/Aa3       2,500,000     2,944,550
          Louisiana State Office Facilities  Corp.,  5.00% due 5/1/2021 (State
          Capitol)                                                                  NR/Aa3       4,595,000     5,468,831
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      2,400,000     2,477,856
          New Orleans  Audubon  Commission  GO, 5.00% due 10/1/2016  (Aquarium
          Tax)                                                                       A/NR        2,380,000     2,661,792
          New Orleans  Audubon  Commission  GO, 4.00% due 10/1/2018  (Aquarium
          Tax; Insured: AGM)                                                        AA-/NR       1,110,000     1,219,857
          Parish of St.  Charles,  4.00% due  12/1/2040  put 6/1/2022  (Valero
          Energy Corp. Refinery)                                                   BBB/Baa2     14,000,000    15,394,120
          Parishwide School District GO, 5.00% due 9/1/2016 (Insured: AGM)         AA-/Aa3       4,500,000     5,074,065
          Parishwide School District GO, 5.00% due 9/1/2018 (Insured: AGM)         AA-/Aa3       4,800,000     5,605,968
          Parishwide School District GO, 5.00% due 9/1/2020 (Insured: AGM)         AA-/Aa3       3,840,000     4,592,563
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2019       BBB+/NR       1,005,000     1,154,815
          Plaquemines Parish Law Enforcement District GO, 5.00% due 9/1/2021       BBB+/NR       1,115,000     1,258,846
          Regional   Transit   Authority,    0%   due   12/1/2015    (Insured:
          Natl-Re/FGIC)                                                             BBB/NR       3,670,000     3,261,602
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2017  (Insured:
          AGM)                                                                     AA-/Aa3         755,000       883,267
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2019  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,212,520
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2021  (Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,204,200
          Regional Transit Authority Sales Tax, 5.00% due 12/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       1,110,000     1,317,881
          Sales Tax  District of the Parish of  LaFourche,  4.00% due 3/1/2021
          (Roads, Bridges & Drainage Works)                                          A/NR        1,990,000     2,197,716
          Sales Tax  District of the Parish of  LaFourche,  4.00% due 3/1/2022
          (Roads, Bridges & Drainage Works)                                          A/NR        1,545,000     1,691,172
          St. Tammany Parish, 5.00% due 6/1/2017 (Insured: CIFG)                    A+/NR        1,405,000     1,574,106
          Terrebonne  Parish  Hospital  Service  District,  4.00% due 4/1/2014
          (General Medical Center)                                                   A/A2          800,000       823,400
       a  Terrebonne  Parish  Hospital  Service  District,  4.00% due 4/1/2015
          (General Medical Center)                                                   A/A2          575,000       604,452
          Terrebonne  Parish  Hospital  Service  District,  4.00% due 4/1/2017
          (General Medical Center)                                                   A/A2        1,000,000     1,074,210
          Terrebonne  Parish  Hospital  Service  District,  5.00% due 4/1/2018
          (General Medical Center)                                                   A/A2        1,000,000     1,135,300
          Terrebonne  Parish  Hospital  Service  District,  5.00% due 4/1/2019
          (General Medical Center)                                                   A/A2        1,810,000     2,068,577
          Terrebonne  Parish  Hospital  Service  District,  5.00% due 4/1/2021
          (General Medical Center)                                                   A/A2        2,320,000     2,648,651
        Maine -- 0.06%
          Maine  Finance  Authority,  3.80% due 11/1/2015  (Waste  Management,
          Inc.)                                                                     BBB/NR       3,440,000     3,738,626
        Maryland -- 0.74%
          Howard   County  GO,  5.00%  due  8/15/2015   (Consolidated   Public
          Improvement)                                                             AAA/Aaa       6,000,000     6,705,840
          Maryland  Economic  Development  Corp.,  5.00% due 6/1/2021  (Public
          Health Laboratory)                                                       AA+/Aa1       8,725,000    10,914,713
          Maryland  Economic  Development  Corp.,  4.00% due 6/1/2022  (Public
          Health Laboratory)                                                       AA+/Aa1       8,245,000     9,544,247
          Maryland GO, 4.00% due 8/1/2015 (State & Local Facilities)               AAA/Aaa       1,000,000     1,091,160
          Montgomery  County  GO,  4.00% due  11/1/2015  (Consolidated  Public
          Improvement)                                                             AAA/Aaa       5,160,000     5,672,543
          Washington   Suburban  Sanitary  District  GO,  5.00%  due  6/1/2015
          (Consolidated Public Improvement)                                        AAA/Aaa      11,500,000    12,761,550
        Massachusetts -- 1.68%
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2017                A-/NR        2,540,000     2,855,925
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2018                A-/NR        2,825,000     3,220,896
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2019                A-/NR        2,765,000     3,187,243
          Berkshire Wind Power Cooperative Corp., 5.00% due 7/1/2020                A-/NR        2,965,000     3,413,693
          Commonwealth of Massachusetts GO, 5.00% due 9/1/2014                     AA+/Aa1       1,000,000     1,076,620
          Greater  Lawrence  Vocational  Technical  High School  District  GO,
          2.00% due 3/1/2013 (State Aid Withholding)                                NR/Aa2       1,470,000     1,473,572
          Massachusetts DFA, 3.45% due 12/1/2015 (Carleton-Willard Village)         A-/NR        1,710,000     1,734,521
          Massachusetts  DFA,  5.75%  due  12/1/2042  put  5/1/2019  (Dominion
          Energy Brayton)                                                          A-/Baa2       2,000,000     2,441,680
          Massachusetts Educational Financing Authority, 5.25% due 1/1/2016         AA/NR        2,450,000     2,694,265
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2017         AA/NR        1,700,000     1,929,738
          Massachusetts Educational Financing Authority, 5.50% due 1/1/2018         AA/NR       11,170,000    12,843,489
          Massachusetts Educational Financing Authority, 5.75% due 1/1/2020         AA/NR        7,500,000     9,110,100
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2013 (Berkshire Health Systems; Insured: AGM)                       AA-/Aa3       3,215,000     3,312,029
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2014 (UMass Memorial Health Care)                                    A-/Baa1       2,750,000     2,871,303
          Massachusetts Health & Educational  Facilities Authority,  5.25% due
          6/1/2015 (Boston College)                                                AA-/Aa3       1,000,000     1,020,590
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2015 (UMass Memorial Health Care)                                    A-/Baa1       2,625,000     2,811,454
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2016 pre-refunded 10/1/2013 (Simmons College; Insured: FGIC)        AA+/Baa1      1,065,000     1,102,552
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          7/1/2018 (UMass Memorial Health Care)                                    A-/Baa1       4,290,000     4,812,179
          Massachusetts Health & Educational  Facilities Authority,  5.00% due
          10/1/2019 (Berkshire Health Systems; Insured: AGM)                       AA-/Aa3       1,750,000     1,898,190
          Massachusetts   School  Building  Authority,   5.00%  due  8/15/2027
          pre-refunded 8/15/2015 (Insured: Natl-Re)                                AA+/Aa1       9,350,000    10,437,592
          Massachusetts   School  Building  Authority,   5.00%  due  8/15/2030
          pre-refunded 8/15/2015 (Insured: AGM)                                    AA-/Aa1      25,000,000    27,880,000
          The  Commonwealth of  Massachusetts,  5.00% due 12/15/2014  (Federal
          Highway Grant Anticipation Note; Insured: AGM)                           AAA/Aa1       2,325,000     2,530,902
          Town of Pembroke GO, 4.50% due 8/1/2014 (Insured: Natl-Re)                NR/Aa3       1,045,000     1,109,591
        Michigan -- 4.67%
          Byron Center Michigan Public Schools,  3.00% due 5/1/2013  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,745,000     1,759,518
          Byron Center Michigan Public Schools,  4.00% due 5/1/2015  (Insured:
          Q-SBLF)                                                                   AA-/NR       1,985,000     2,127,086
          Byron Center Michigan Public Schools,  4.00% due 5/1/2017  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,305,000     1,457,489
          Byron Center Michigan Public Schools,  4.00% due 5/1/2018  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,935,000     2,187,382
          Byron Center Michigan Public Schools,  4.00% due 5/1/2020  (Insured:
          AGM/Q-SBLF)                                                               AA-/NR       1,000,000     1,149,770
          City of  Battle  Creek  County of  Calhoun  GO,  5.00% due  5/1/2020
          (Downtown Development; Insured: AMBAC)                                   AA-/Aa3       3,200,000     3,656,608
          City  of  Detroit,  5.00%  due  7/1/2013  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3       1,590,000     1,616,935
          City  of  Detroit,  5.00%  due  7/1/2014  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3       2,060,000     2,158,695
          City  of  Detroit,  5.00%  due  7/1/2014  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                         A/Baa2       2,000,000     2,095,820
          City of Detroit,  5.00% due 7/1/2015 (Water Supply System;  Insured:
          Natl-Re/FGIC)                                                            A+/Baa3       6,000,000     6,453,600
          City  of  Detroit,  5.00%  due  7/1/2015  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                         A/Baa2       3,000,000     3,226,800
          City  of  Detroit,  5.50%  due  7/1/2015  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3       3,920,000     4,264,019
          City of Detroit,  6.00% due 7/1/2015 (Water Supply System;  Insured:
          Natl-Re)                                                                 A+/Baa2       3,380,000     3,715,093
          City of Detroit,  6.50% due 7/1/2015 (Water Supply System;  Insured:
          Natl-Re/FGIC)                                                             A+/NR        1,900,000     2,075,294
          City of Detroit,  5.00% due 7/1/2016 (Water Supply System;  Insured:
          AGM)                                                                     AA-/Aa3       2,750,000     3,015,348
          City  of  Detroit,  5.50%  due  7/1/2016  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                        A+/Baa2         375,000       417,476
          City  of  Detroit,  5.50%  due  7/1/2017  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3         825,000       931,615
          City  of  Detroit,  5.50%  due  7/1/2018  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3       3,000,000     3,442,410
          City  of  Detroit,  5.25%  due  7/1/2019  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                        A+/Baa2       3,900,000     4,321,434
          City  of  Detroit,  5.25%  due  7/1/2020  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                        A+/Baa2       3,415,000     3,790,889
          City  of  Detroit,  5.25%  due  7/1/2020  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                        A+/Baa2       4,305,000     4,778,851
          City  of  Detroit,  5.25%  due  7/1/2022  (Sewage  Disposal  System;
          Insured: AGM)                                                            AA-/Aa3       3,000,000     3,495,120
          City of Grand Haven, 5.50% due 7/1/2016  (Electric System;  Insured:
          Natl-Re)                                                                 BBB/Baa2      3,890,000     4,284,991
          Dickinson County Health Care Systems,  5.50% due 11/1/2013 (Insured:
          ACA)                                                                      NR/NR        1,095,000     1,097,190
          Economic  Development  Corporation  of Dickinson  County,  5.75% due
          6/1/2016 (International Paper Co.)                                       BBB/Baa3      8,845,000     8,874,277
          Genesee County GO, 2.00% due 5/1/2013                                     NR/A1        1,000,000     1,003,410
          Gull Lake Community  School  District GO, 0% due 5/1/2013  (Insured:
          Natl-Re/FGIC)                                                             BBB/NR         490,000       487,736
          Kalamazoo Hospital Finance  Authority,  4.00% due 5/15/2015 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,735,000     1,852,286
          Kalamazoo Hospital Finance  Authority,  4.00% due 5/15/2016 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,850,000     2,015,723
          Kalamazoo Hospital Finance  Authority,  4.50% due 5/15/2017 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,830,000     2,063,380
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2018 (Bronson
          Methodist Hospital; Insured: AGM)                                        AA-/Aa3       1,520,000     1,784,632
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2018 (Bronson
          Methodist Hospital; Insured: AGM)                                        AA-/Aa3       2,500,000     2,935,250
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2020 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       1,735,000     2,096,314
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2021 (Bronson
          Methodist Hospital; Insured: AGM)                                         NR/Aa3       2,350,000     2,808,697
          Kent Hospital Finance  Authority,  5.25% due 1/15/2047 put 1/15/2014
          (Spectrum Health)                                                         AA/Aa3       5,865,000     6,131,095
          Kentwood   Public  Schools  GO,  5.00%  due  5/1/2015   pre-refunded
          5/1/2013 (Insured: Natl-Re)                                              AA-/Aa2       4,050,000     4,114,516
          Livingston  County GO, 4.00% due 5/1/2018  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,131,160
          Livingston  County GO, 4.00% due 5/1/2020  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,151,740
          Livingston  County GO, 4.00% due 5/1/2021  (Howell  Public  Schools;
          Insured: Q-SBLF)                                                          AA-/NR       1,000,000     1,152,840
          Michigan  Finance  Authority,  2.00% due 8/20/2013  (School District
          Operating Cash Flow Management) (State Aid Withholding)                  SP-1+/NR      7,000,000     7,073,850
          Michigan State Building  Authority,  5.25% due 10/15/2014  (Insured:
          AGM)                                                                     AA-/Aa3       4,300,000     4,463,744
          Michigan State Building  Authority,  5.00% due 10/15/2015  (Insured:
          AMBAC)                                                                    A+/Aa3       6,000,000     6,678,900
          Michigan State Building  Authority,  5.25% due 10/15/2015  (Insured:
          AGM)                                                                     AA-/Aa3       1,305,000     1,352,998
          Michigan State Building Authority, 5.50% due 10/15/2017                   A+/Aa3       4,000,000     4,757,640
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2013
          (Sparrow Hospital)                                                        A+/A1        1,225,000     1,270,080
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2015
          (Oakwood Hospital)                                                         A/A2        2,500,000     2,725,475
          Michigan  State  Hospital  Finance  Authority,  5.50% due 11/15/2015
          (Henry Ford Health System)                                                 A/A2        2,300,000     2,567,122
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2016
          (Oakwood Hospital)                                                         A/A2        1,205,000     1,345,744
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2016
          (Ascension Health)                                                       AA+/Aa1       3,530,000     4,068,254
          Michigan  State  Hospital  Finance  Authority,  5.50% due  11/1/2017
          pre-refunded 11/1/2013 (Oakwood Hospital)                                 AA+/A2       5,000,000     5,216,350
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2017
          (Sparrow Memorial Hospital)                                               A+/A1        1,500,000     1,707,240
          Michigan  State  Hospital  Finance  Authority,  5.50% due 11/15/2017
          (Henry Ford Health System)                                                 A/A2        1,530,000     1,789,121
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2018
          (Oakwood Hospital)                                                         A/A2        1,000,000     1,126,910
       a  Michigan  State  Hospital  Finance  Authority,  5.50% due 11/15/2018
          (Henry Ford Health System)                                                 A/A2        3,500,000     4,198,250
          Michigan  State  Hospital  Finance  Authority,  6.00% due  12/1/2018
          (Trinity Health)                                                          AA/Aa2       2,000,000     2,504,380
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2019
          (Oakwood Hospital)                                                         A/A2        2,000,000     2,244,540
          Michigan State Hospital Finance  Authority,  5.00% due 10/1/2026 put
          6/1/2017 (Ascension Health)                                               NR/Aa2      12,140,000    14,036,996
          Michigan State Hospital Finance  Authority,  5.75% due 12/1/2034 put
          12/1/2015 (Trinity Health)                                                AA/Aa2      10,000,000    11,284,200
          Michigan  State Housing  Development  Authority,  5.00% due 4/1/2016
          (Multi-Family Mtg Loan Financing)                                         AA/NR        3,460,000     3,555,115
          Michigan State Housing  Development  Authority,  4.00% due 10/1/2016
          (Multi-Family Mtg Loan Financing)                                         AA/NR        1,715,000     1,867,464
       a  Michigan  Strategic  Fund,  2.80% due 12/1/2013  (Waste  Management,
          Inc.)                                                                     BBB/NR       2,850,000     2,899,305
          Michigan Strategic Fund, 5.00% due 8/1/2014 (NSF International)           A-/NR        1,290,000     1,315,877
          Michigan  Strategic  Fund,  5.00% due 10/15/2017  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       2,000,000     2,275,540
          Michigan  Strategic  Fund,  5.25%  due  6/1/2018  (Clark  Retirement
          Community, Inc. Project)                                                  BB/NR        1,415,000     1,407,699
          Michigan  Strategic  Fund,  5.25% due 10/15/2019  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       1,000,000     1,164,620
          Michigan  Strategic  Fund,  5.25% due 10/15/2020  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       4,025,000     4,644,649
          Michigan  Strategic Fund,  5.25% due 8/1/2029 put 8/1/2014  (Detroit
          Edison Co. Exempt Facilities Project)                                      A/A2        7,500,000     8,035,275
          Michigan  Strategic Fund,  5.50% due 8/1/2029 put 8/1/2016  (Detroit
          Edison Co. Exempt Facilities Project)                                      A/A2        5,160,000     5,857,735
          Plymouth-Canton  Community Schools GO, 4.00% due 5/1/2018  (Insured:
          Q-SBLF)                                                                   NR/Aa2       1,500,000     1,706,385
          Plymouth-Canton  Community Schools GO, 4.00% due 5/1/2019  (Insured:
          Q-SBLF)                                                                   NR/Aa2       1,000,000     1,150,740
          Plymouth-Canton  Community Schools GO, 5.00% due 5/1/2020  (Insured:
          Q-SBLF)                                                                   NR/Aa2       1,000,000     1,221,990
          Romeo  Community  School  District GO, 5.00% due 5/1/2018  (Insured:
          Natl-Re/Q-SBLF)                                                          AA-/Aa2       3,050,000     3,324,225
          Royal Oak Hospital Finance  Authority,  6.25% due 9/1/2014  (William
          Beaumont Hospital)                                                         A/A1        1,000,000     1,077,000
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2017  (William
          Beaumont Hospital)                                                         A/A1        5,855,000     6,555,492
          School  District  of the City of  Detroit  GO,  5.00%  due  5/1/2020
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       2,200,000     2,603,062
          School  District  of the City of  Detroit  GO,  5.00%  due  5/1/2021
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       4,000,000     4,768,000
          School  District  of the City of  Detroit  GO,  5.00%  due  5/1/2022
          (School Building & Site; Insured: Q-SBLF)                                AA-/Aa2       3,000,000     3,549,630
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  4.00% due
          5/1/2016 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,000,000     1,083,580
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2017 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,085,000     1,238,343
       a  Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2018 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,285,000     1,492,245
          Sparta  Area  Schools,  Counties  of Kent and Ottawa  GO,  5.00% due
          5/1/2020 (School Building & Site; Insured: Q-SBLF)                        AA-/NR       1,335,000     1,586,194
          Utica  Community  Schools  County of Macomb GO,  4.00% due  5/1/2018
          (Technology Infrastructure Improvements; Insured: Q-SBLF)                 AA/NR        1,550,000     1,759,839
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport; Insured: Natl-Re/FGIC)                               A/A2        1,000,000     1,159,180
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2017  (Detroit
          Metropolitan Airport)                                                      A/A2        2,420,000     2,805,216
          Wayne  County  Airport  Authority,   5.00%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2       12,645,000    15,029,847
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2019  (Detroit
          Metropolitan Airport)                                                      A/A2        2,600,000     3,173,768
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        4,395,000     5,426,550
          Wayne  County  Airport  Authority,   5.50%  due  12/1/2020  (Detroit
          Metropolitan Airport)                                                      A/A2        3,115,000     3,846,122
          Western  Townships   Utilities  Authority  GO,  4.00%  due  1/1/2013
          (Sewage Disposal System)                                                  AA/NR        1,000,000     1,000,000
          Western  Townships   Utilities  Authority  GO,  4.00%  due  1/1/2014
          (Sewage Disposal System)                                                  AA/NR        1,000,000     1,034,050
          Western  Townships   Utilities  Authority  GO,  5.00%  due  1/1/2015
          (Sewage Disposal System)                                                  AA/NR        1,870,000     2,025,135
          Western  Townships   Utilities  Authority  GO,  5.00%  due  1/1/2016
          (Sewage Disposal System)                                                  AA/NR        1,670,000     1,864,305
          Western  Townships   Utilities  Authority  GO,  5.00%  due  1/1/2017
          (Sewage Disposal System)                                                  AA/NR        1,500,000     1,723,230
          Western  Townships   Utilities  Authority  GO,  5.00%  due  1/1/2018
          (Sewage Disposal System)                                                  AA/NR        1,500,000     1,763,055
        Minnesota -- 1.03%
          City of St. Cloud, 5.00% due 5/1/2013 (Centracare Health Systems)         NR/A1        1,000,000     1,015,250
          City of St. Cloud, 5.00% due 5/1/2015 (Centracare Health Systems)         NR/A1        1,000,000     1,088,060
          City of St. Cloud, 5.00% due 5/1/2016 (Centracare Health Systems)         NR/A1        1,250,000     1,396,750
          City of St. Cloud, 5.00% due 5/1/2017 (Centracare Health Systems)         NR/A1        2,920,000     3,340,597
          City of St. Cloud, 5.00% due 5/1/2017 (Centracare Health Systems)         NR/A1        1,000,000     1,144,040
          City of St. Cloud, 5.00% due 5/1/2018 (Centracare Health Systems)         NR/A1        3,105,000     3,600,092
          City of St. Cloud, 5.00% due 5/1/2019 (Centracare Health Systems)         NR/A1        3,495,000     4,096,839
          City of St. Cloud, 5.00% due 5/1/2020 (Centracare Health Systems)         NR/A1        3,200,000     3,804,480
          City of St.  Paul  Housing  &  Redevelopment  Authority,  5.25%  due
          5/15/2021 (Regions Hospital)                                              A-/A3        1,070,000     1,155,643
          City of St.  Paul  Housing  &  Redevelopment  Authority  and City of
          Minneapolis, 5.25% due 12/1/2013 (Group Health Plan, Inc.)                A-/A3        2,200,000     2,294,512
          City of St.  Paul  Housing  &  Redevelopment  Authority  and City of
          Minneapolis, 6.00% due 12/1/2019 (Group Health Plan, Inc.)                A-/A3        1,000,000     1,045,350
          Eden Prairie ISD No. 272 GO, 4.00% due  2/1/2015  (Minnesota  School
          District Credit Enhancement Program)                                      NR/Aa2       7,170,000     7,694,056
          Le Sueur  Henderson  ISD No. 2397 GO, 3.00% due 4/1/2021  (Minnesota
          School District Credit Enhancement Program)                               AA+/NR       1,125,000     1,228,995
          Minneapolis-St.  Paul Metropolitan  Airports  Commission,  5.00% due
          1/1/2017 (Insured: AMBAC)                                                 AA-/NR       8,005,000     9,152,437
          Minnesota  Agricultural  &  Economic  Development  Board,  4.00% due
          2/15/2014 (Essential Health; Insured: AGM)                                AA-/NR       3,460,000     3,584,802
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2015 (Essential Health; Insured: AGM)                                AA-/NR       1,335,000     1,444,937
          Minnesota  Agricultural  &  Economic  Development  Board,  5.00% due
          2/15/2017 (Essential Health; Insured: AGM)                                AA-/NR       2,500,000     2,854,675
          Minnesota Public Facilities Authority PCR, 5.25% due 3/1/2015            AAA/Aaa       1,000,000     1,104,370
          Northern  Municipal  Power  Agency,  5.00%  due  1/1/2019  (Electric
          System)                                                                   A-/A2        5,000,000     5,987,850
          Northern  Municipal  Power  Agency,  5.00%  due  1/1/2020  (Electric
          System)                                                                   A-/A2        3,500,000     4,225,865
          St. Paul Housing & Redevelopment Authority, 5.00% due 2/1/2018
          (Gillette Children's Specialty Healthcare Project)                        A-/NR        1,255,000     1,412,540
          St.  Paul  Housing &  Redevelopment  Authority,  5.25% due  2/1/2020
          (Gillette Children's Specialty Healthcare Project)                        A-/NR        2,010,000     2,301,872
        Mississippi -- 0.23%
          Medical Center Educational Building,  4.00% due 6/1/2015 (University
          of Mississippi Medical Center)                                           AA-/Aa2       2,325,000     2,492,656
          Medical Center Educational Building,  4.00% due 6/1/2016 (University
          of Mississippi Medical Center)                                           AA-/Aa2       3,300,000     3,616,338
          Mississippi  Development  Bank,  2.50% due 9/1/2013 (City of Jackson
          Water & Sewer System; Insured: AGM)                                      AA-/Aa3       1,070,000     1,083,428
          Mississippi  Development  Bank,  5.00% due 8/1/2018  (Department  of
          Corrections)                                                              AA-/NR       4,910,000     5,774,062
          Mississippi  Development  Bank Canton Public  Improvement  GO, 4.75%
          due 7/1/2017                                                              NR/NR        1,230,000     1,316,740
        Missouri -- 1.89%
          Cass County COP, 3.00% due 5/1/2014                                        A/NR        1,425,000     1,460,611
          Cass County COP, 4.00% due 5/1/2015                                        A/NR        1,000,000     1,060,900
          Cass County COP, 4.00% due 5/1/2018                                        A/NR        2,255,000     2,464,535
          Cass County COP, 4.50% due 5/1/2019                                        A/NR        1,270,000     1,433,525
          Cass County COP, 5.00% due 5/1/2020                                        A/NR        2,255,000     2,647,618
          Cass County COP, 5.00% due 5/1/2021                                        A/NR        1,750,000     2,025,415
          City of Saint  Louis  Transitional  School  District  GO,  4.00% due
          4/1/2019 (State Aid Withholding)                                          AA+/NR       1,615,000     1,854,504
          City of Saint  Louis  Transitional  School  District  GO,  4.00% due
          4/1/2020 (State Aid Withholding)                                          AA+/NR       1,600,000     1,850,592
          City of Saint  Louis  Transitional  School  District  GO,  4.00% due
          4/1/2021 (State Aid Withholding)                                          AA+/NR       2,055,000     2,381,416
          City of Saint  Louis  Transitional  School  District  GO,  4.00% due
          4/1/2022 (State Aid Withholding)                                          AA+/NR       3,300,000     3,814,899
          Jackson County, 4.00% due 12/1/2014 (Truman Sports Complex)               NR/A1        2,580,000     2,715,321
          Kansas City IDA, 4.00% due 9/1/2014 (NNSA National Security Campus)       NR/NR        1,535,000     1,571,211
          Kansas  City  IDA,   5.00%  due  9/1/2018   (Kansas  City   Downtown
          Redevelopment District)                                                   AA-/A1       2,000,000     2,305,580
          Kansas City Municipal  Assistance Corp., 5.00% due 4/15/2018 (Bartle
          Music  Hall  and  Municipal  Auditorium  Parking  Garage;   Insured:
          Natl-Re/FGIC)                                                            AA-/Aa3       1,000,000     1,159,550
          Missouri  Development  Finance Board,  4.00% due 6/1/2014  (Electric
          Systems)                                                                   A/NR        3,930,000     4,096,475
          Missouri  Development  Finance Board,  4.00% due 6/1/2015  (Electric
          Systems)                                                                   A/NR        1,000,000     1,066,700
          Missouri  Development  Finance Board,  4.00% due 6/1/2016  (Electric
          Systems)                                                                   A/NR        1,560,000     1,690,806
          Missouri  Development  Finance Board,  5.00% due 6/1/2017  (Electric
          Systems)                                                                   A/NR        1,525,000     1,730,021
          Missouri  Development  Finance Board,  5.00% due 6/1/2018  (Electric
          Systems)                                                                   A/NR        1,705,000     1,968,866
          Missouri  Development  Finance  Board,  4.00% due 6/1/2019  (City of
          Independence Electric Systems)                                             A/NR        1,000,000     1,107,540
          Missouri  Development  Finance Board,  5.00% due 6/1/2019  (Electric
          Systems)                                                                   A/NR        1,790,000     2,089,091
          Missouri  Development  Finance  Board,  4.00% due 6/1/2020  (City of
          Independence Electric Systems)                                             A/NR        1,265,000     1,395,346
          Missouri  Development  Finance Board,  5.00% due 6/1/2020  (Electric
          Systems)                                                                   A/NR        1,000,000     1,170,420
          Missouri  Development  Finance  Board,  4.00% due 6/1/2021  (City of
          Independence Electric Systems)                                             A/NR        2,465,000     2,714,433
          Missouri  Development  Finance  Board,  4.00% due 6/1/2022  (City of
          Independence Electric Systems)                                             A/NR        3,155,000     3,452,800
          Missouri   Development   Finance  Board,  0.13%  due  12/1/2033  put
          1/2/2013  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa      31,640,000    31,640,000
          Missouri Highway & Transportation Commission, 5.00% due 5/1/2013         AA+/Aa1       1,000,000     1,015,980
          Missouri Regional  Convention & Sports Complex Authority,  5.25% due
          8/15/2016 (Insured: AMBAC)                                               AA+/Aa2       1,800,000     1,854,864
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2015 (Webster University)                                             NR/A2        2,155,000     2,282,102
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2016 (Webster University)                                             NR/A2        1,685,000     1,815,318
          Missouri State Health & Educational Facilities Authority,  4.00% due
          4/1/2017 (Webster University)                                             NR/A2        2,360,000     2,566,925
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2017 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,121,710
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2019 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,151,350
          Missouri State Health & Educational Facilities Authority,  5.00% due
          5/15/2020 (Children's Mercy Hospital)                                     A+/NR        1,000,000     1,139,400
          Platte County, 4.00% due 4/1/2017 (Community & Resource Centers)          NR/A1        1,500,000     1,621,635
          Platte County, 4.00% due 4/1/2018 (Community & Resource Centers)          NR/A1        2,110,000     2,298,402
          Platte County, 5.00% due 4/1/2019 (Community & Resource Centers)          NR/A1        2,000,000     2,313,620
          Platte County, 5.00% due 4/1/2021 (Community & Resource Centers)          NR/A1        2,440,000     2,869,830
          Springfield  Public  Utilities  COP,  5.00% due 12/1/2013  (Insured:
          Natl-Re)                                                                  AA/A1        2,000,000     2,083,040
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2013  (City
          Justice Center)                                                            A/A1          750,000       753,360
          St.  Louis  Municipal  Finance  Corp.,  4.00%  due  2/15/2014  (City
          Justice Center)                                                            A/A1        1,000,000     1,037,640
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2015  (City
          Justice Center)                                                            A/A1        1,250,000     1,351,288
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2016  (City
          Justice Center)                                                            A/A1        2,065,000     2,286,306
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2017  (City
          Justice Center)                                                            A/A1        2,000,000     2,251,660
          St.  Louis  Municipal  Finance  Corp.,  5.00%  due  2/15/2018  (City
          Justice Center)                                                            A/A1        3,865,000     4,420,439
        Nebraska -- 0.21%
          Public Power Generation Agency,  5.00% due 1/1/2020 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        9,930,000    11,216,630
          Public Power Generation Agency,  5.00% due 1/1/2021 (Nebraska Whelan
          Energy Center; Insured: AMBAC)                                            A-/A2        1,860,000     2,113,369
        Nevada -- 1.55%
          Carson City,  4.00% due 9/1/2015  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       1,000,000     1,057,180
          Carson City,  4.00% due 9/1/2016  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       1,245,000     1,333,470
          Carson City,  5.00% due 9/1/2019  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       1,000,000     1,138,770
          Carson City,  5.00% due 9/1/2020  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       1,000,000     1,132,110
          Carson City,  5.00% due 9/1/2022  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       2,250,000     2,556,270
          City of Las Vegas COP, 5.00% due 9/1/2016 (City Hall)                    AA-/Aa3       4,000,000     4,464,680
          City of Las Vegas COP, 5.00% due 9/1/2017 (City Hall)                    AA-/Aa3       4,300,000     4,873,276
          City of Las Vegas COP, 5.00% due 9/1/2018 (City Hall)                    AA-/Aa3       4,000,000     4,611,160
          City of Las Vegas GO, 7.00% due 4/1/2017 (Performing Arts Center)         AA/Aa2       1,825,000     2,216,791
          City of Las Vegas GO, 7.00% due 4/1/2018 (Performing Arts Center)         AA/Aa2       2,095,000     2,631,488
          City  of  Las  Vegas  Redevelopment   Agency,  5.00%  due  6/15/2013
          (Fremont Street)                                                         BBB-/NR       3,685,000     3,715,327
          City of Las Vegas Special  Local  Improvement  District 707,  5.375%
          due 6/1/2013 (Insured: AGM)                                              AA-/Aa3         945,000       959,184
          City of Las Vegas Special Local Improvement  District 707, 5.40% due
          6/1/2014 (Insured: AGM)                                                  AA-/Aa3       1,375,000     1,402,940
          City of Reno,  5.25% due 6/1/2014  (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,058,070
          City of Reno,  5.25% due 6/1/2016  (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,100,000     1,236,411
          City of Reno,  5.25% due 6/1/2018  (Washoe Medical Center;  Insured:
          AGM)                                                                     AA-/Aa3       1,000,000     1,174,470
          Clark County GO, 5.00% due 11/1/2014                                     AA+/Aa1       4,000,000     4,315,400
          Clark County GO, 5.00% due 11/1/2017 (Insured: AMBAC)                    AA+/Aa1       1,185,000     1,355,024
          Clark County  Improvement  District,  5.00% due 12/1/2015  (Insured:
          AMBAC)                                                                   BBB+/NR       1,710,000     1,841,499
          Clark  County  School  District GO,  5.00% due  6/15/2015  (Insured:
          Natl-Re)                                                                 AA-/Aa3       1,000,000     1,044,440
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2018            AA/Aa2       6,535,000     7,591,775
          Las Vegas Clark County Library District GO, 5.00% due 1/1/2019            AA/Aa2       3,000,000     3,558,690
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2013
          (Insured: AMBAC)                                                          A+/A1        1,530,000     1,565,894
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2014
          (Insured: AMBAC)                                                          A+/A1        2,680,000     2,854,977
          Las Vegas  Convention  &  Visitors  Authority,  5.25%  due  7/1/2015
          (Insured: AMBAC)                                                          A+/A1        4,845,000     5,344,568
          Las Vegas  Convention  &  Visitors  Authority,  5.00%  due  7/1/2019
          (Insured: AMBAC)                                                          A+/A1        6,000,000     6,545,160
          Las Vegas Valley Water District GO, 5.00% due 6/1/2017                   AA+/Aa2       1,050,000     1,218,882
          Las Vegas Valley Water District GO, 5.00% due 6/1/2019                   AA+/Aa2       1,000,000     1,210,180
          Las Vegas Valley Water District GO, 5.00% due 6/1/2020                   AA+/Aa2       4,255,000     5,194,121
          Las Vegas Valley Water District GO, 5.00% due 6/1/2020                   AA+/Aa2       5,080,000     6,201,207
          Las Vegas Valley Water District GO, 5.00% due 6/1/2021                   AA+/Aa2       5,000,000     6,151,250
          Redevelopment  Agency of the City of  Mesquite,  7.00% due  6/1/2019
          (Public Facility and Redevelopment Projects)                             BBB+/NR       1,000,000     1,040,830
          Washoe  County GO,  5.00% due  7/1/2021  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       1,700,000     2,066,520
          Washoe  County GO,  5.00% due  7/1/2022  (Reno-Sparks  Convention  &
          Visitors Authority)                                                       AA/Aa2       2,500,000     2,994,000
        New Hampshire -- 0.34%
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                               BBB+/Baa1      1,365,000     1,434,164
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2016
          (Southern New Hampshire Health Systems)                                   A-/NR        1,260,000     1,394,656
          New Hampshire Health & Educational  Facilities,  5.00% due 10/1/2017
          (Southern New Hampshire Health Systems)                                   A-/NR        1,000,000     1,125,240
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2016  (Insured:
          Natl-Re)                                                                  A+/A1        2,985,000     3,430,004
          New Hampshire  Municipal  Bond Bank,  5.00% due 8/15/2017  (Insured:
          Natl-Re)                                                                  A+/A1        3,130,000     3,698,658
          New Hampshire Turnpike System, 5.00% due 2/1/2016                         A+/A1        3,000,000     3,376,260
          New Hampshire Turnpike System, 5.00% due 2/1/2017                         A+/A1        2,425,000     2,798,523
          New Hampshire Turnpike System, 5.00% due 2/1/2018                         A+/A1        1,295,000     1,527,893
          New Hampshire Turnpike System, 5.00% due 2/1/2020                         A+/A1        1,000,000     1,221,310
          New Hampshire Turnpike System, 5.00% due 2/1/2021                         A+/A1        1,260,000     1,553,215
        New Jersey -- 3.09%
          Camden  County  Improvement  Authority,  5.00% due 7/1/2014  (Cooper
          Medical School)                                                           A+/A2        2,845,000     3,004,604
          Camden  County  Improvement  Authority,  5.00% due 7/1/2015  (Cooper
          Medical School)                                                           A+/A2        2,990,000     3,252,014
          Camden  County  Improvement  Authority,  5.00% due 7/1/2016  (Cooper
          Medical School)                                                           A+/A2        3,040,000     3,387,168
          City  of  Paterson,   4.25%  due  6/15/2015  (General   Improvement;
          Insured: AGM) (State Aid Withholding)                                     NR/Aa3       1,275,000     1,347,573
          City of Paterson GO, 3.50% due 3/15/2017 (State Aid Withholding)          NR/A1          950,000     1,011,617
          County of Essex GO, 4.00% due 6/1/2016                                    NR/Aa2         500,000       553,325
          Essex County Improvement  Authority,  5.125% due 10/1/2016 (Insured:
          Natl-Re)                                                                  NR/Aa2       2,545,000     2,744,579
          Gloucester County  Improvement  Authority,  2.125% due 12/1/2029 put
          12/1/2017 (Waste Management, Inc.)                                        BBB/NR       2,000,000     1,985,180
          Hudson County COP, 7.00% due 12/1/2013 (Insured: Natl-Re)                BBB/Baa2        710,000       742,972
          Hudson County COP, 6.25% due 12/1/2014 (Insured: Natl-Re)                BBB/Baa2      1,500,000     1,622,685
          Hudson County COP, 6.25% due 12/1/2016 (Insured: Natl-Re)                BBB/Baa2        550,000       630,740
          Hudson County  Improvement  Authority,  5.25% due 10/1/2014  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,000,000     3,220,860
          Hudson County  Improvement  Authority,  4.75% due 10/1/2015  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,193,180
          Hudson County  Improvement  Authority,  4.75% due 10/1/2016  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       3,155,000     3,533,600
          Hudson County  Improvement  Authority,  4.75% due 10/1/2017  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,065,000     4,615,442
          Hudson County  Improvement  Authority,  4.75% due 10/1/2018  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       2,000,000     2,309,040
          Hudson County  Improvement  Authority,  4.75% due 10/1/2019  (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       4,390,000     5,123,701
          Hudson County  Improvement  Authority,  5.375% due 10/1/2020 (Hudson
          County Lease; Insured: AGM)                                              AA-/Aa3       1,955,000     2,384,083
          Jersey City GO, 5.00% due  9/1/2013  (Insured:  Natl-Re)  (State Aid
          Withholding)                                                              BBB/A2       5,820,000     5,978,595
          Monmouth   County   Improvement   Authority,   5.00%  due  12/1/2016
          (Insured: AMBAC)                                                          NR/NR        1,000,000     1,104,100
          New Jersey EDA, 5.00% due 11/15/2014 (Seabrook Village)                   NR/NR        1,000,000     1,044,490
          New   Jersey   EDA,   5.00%  due   12/15/2016   (School   Facilities
          Construction)                                                             A+/A1       10,000,000    11,453,000
          New Jersey EDA, 5.00% due 9/1/2018 (School Facilities  Construction;
          Insured: Natl-Re)                                                         A+/A1        3,000,000     3,312,150
          New   Jersey   EDA,   5.50%  due   12/15/2019   (School   Facilities
          Construction; Insured: AMBAC)                                             A+/A1        5,525,000     6,887,299
          New Jersey  Educational  Facilities  Authority,  5.00% due  7/1/2028
          pre-refunded 7/1/2014 (Princeton University)                             AAA/Aaa         500,000       535,145
          New Jersey Health Care  Facilities  Financing  Authority,  5.00% due
          7/1/2013 (St. Peter's University Hospital)                               BB+/Ba1       1,000,000     1,015,660
          New Jersey Health Care  Facilities  Financing  Authority,  5.00% due
          7/1/2014 (St. Peter's University Hospital)                               BB+/Ba1       3,575,000     3,715,998
          New Jersey Health Care  Facilities  Financing  Authority,  5.00% due
          7/1/2015 (St. Peter's University Hospital)                               BB+/Ba1       3,520,000     3,742,570
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2017                                                                 AA/Aa2       1,500,000     1,695,675
          New  Jersey  Higher  Educational  Assistance  Authority,  5.00%  due
          12/1/2018                                                                 AA/Aa2       3,000,000     3,438,000
          New  Jersey  Higher  Educational  Assistance  Authority,  5.25%  due
          12/1/2019                                                                 AA/Aa2       5,000,000     5,889,400
          New Jersey State Transit Corp.  COP,  5.25% due 9/15/2013  (Insured:
          AMBAC)                                                                     A/A1       11,050,000    11,425,589
          New Jersey State Transit Corp.  COP,  5.50% due 9/15/2013  (Insured:
          AMBAC)                                                                     A/A1        7,650,000     7,923,411
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2019       A+/A1        1,000,000     1,203,480
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2020       A+/A1        1,000,000     1,210,460
          New Jersey Transportation Trust Fund Authority, 5.00% due 6/15/2021       A+/A1        2,360,000     2,867,707
          Ocean  Township  Municipal  Utility  Authority,  6.00% due  8/1/2017
          (Insured: Natl-Re)                                                       BBB/Baa2      3,075,000     3,402,672
          Passaic Valley Sewer  Commissioners  GO, 5.625% due 12/1/2018 (Sewer
          System)                                                                   NR/A2        1,210,000     1,432,628
          Passaic Valley Sewer  Commissioners  GO, 5.75% due 12/1/2019  (Sewer
          System)                                                                   NR/A2        2,000,000     2,426,020
          Passaic Valley Sewer  Commissioners  GO, 5.75% due 12/1/2020  (Sewer
          System)                                                                   NR/A2        2,800,000     3,430,280
          Passaic Valley Sewer  Commissioners  GO, 5.75% due 12/1/2021  (Sewer
          System)                                                                   NR/A2        1,000,000     1,235,240
          Rutgers The State University of New Jersey GO, 4.00% due 5/1/2014         AA/Aa2       1,000,000     1,047,690
          State of New Jersey, 2.50% due 6/27/2013 (Cash Flow Management)         SP-1/Mig2     63,000,000    63,675,990
        New Mexico -- 0.89%
          City of Albuquerque,  5.50% due 7/1/2013 (Albuquerque  International
          Sunport & Double Eagle II Airports)                                        A/A2        1,820,000     1,867,447
          City of Santa  Fe,  4.50%  due  5/15/2022  (El  Castillo  Retirement
          Residences)                                                              BBB-/NR       2,585,000     2,817,081
          Gadsden ISD No. 16 GO, 2.00% due 8/15/2013 (State Aid Withholding)        NR/Aa1       4,040,000     4,083,794
          Gallup PCR, 5.00% due 8/15/2016 (Insured: AMBAC)                           A/A3        2,500,000     2,719,100
          Incorporated County of Los Alamos, 5.50% due 6/1/2017                    AA+/Aa3       2,365,000     2,827,759
          Incorporated County of Los Alamos, 5.50% due 6/1/2018                    AA+/Aa3       2,205,000     2,712,525
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2018        AAA/Aaa       5,000,000     5,890,750
          New Mexico Educational Assistance Foundation, 5.00% due 12/1/2021        AAA/Aaa       3,000,000     3,562,230
          New Mexico Finance Authority,  5.00% due 6/15/2013  (Transportation;
          Insured: AMBAC)                                                           AA/Aa2       1,500,000     1,532,025
          State of New Mexico, 5.00% due 7/1/2014                                   AA/Aa1       7,435,000     7,954,112
          State of New Mexico,  5.00% due 7/1/2015  (Statewide Capital Project
          Funding)                                                                  AA/Aa1       6,700,000     7,449,931
          State of New Mexico, 5.00% due 7/1/2016                                   AA/Aa1      10,265,000    11,815,426
          University  of New Mexico,  5.00% due  7/1/2014  (University  of New
          Mexico Hospital; Insured: AGM/FHA)                                       AA-/Aa3       1,000,000     1,061,410
        New York -- 8.52%
       a  Amherst  Development  Corp.,  5.00% due 10/1/2015  (Student Housing;
          Insured: AGM)                                                            AA-/Aa3       1,535,000     1,686,597
          City of Long Beach School District GO, 3.50% due 5/1/2022  (Insured:
          AGM) (State Aid Withholding)                                             AA-/Aa2       1,600,000     1,724,416
          City of New York GO, 3.00% due 8/1/2014                                   AA/Aa2      20,480,000    21,287,936
          City of New York GO, 5.00% due 8/1/2014                                   AA/Aa2       1,000,000     1,070,960
          City of New York GO, 5.00% due 8/1/2017                                   AA/Aa2       1,000,000     1,107,190
       b  City of New York GO, 5.00% due 8/1/2021                                   AA/Aa2       3,000,000     3,727,290
       b  City of New York GO, 5.00% due 8/1/2022                                   AA/Aa2       3,000,000     3,745,470
          City of New York GO, 0.13% due 8/1/2035 put 1/2/2013 (SPA:
          Landesbank Hessen-Thuringen) (daily demand notes)                         AA/Aa2       7,870,000     7,870,000
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2015
          (Buffalo School District)                                                AA-/Aa3       3,000,000     3,293,130
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2016
          (Buffalo School District)                                                AA-/Aa3       8,795,000     9,953,741
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2017
          (Buffalo School District)                                                AA-/Aa3       7,265,000     8,418,464
          Erie  County  Individual  Development  Agency,  5.00%  due  5/1/2018
          (Buffalo School District)                                                AA-/Aa3       5,000,000     5,917,250
          Metropolitan Transportation Authority, 5.00% due 11/15/2020                A/A2       12,955,000    15,699,128
          Metropolitan Transportation Authority, 5.00% due 11/15/2021                A/A2       24,325,000    29,612,282
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2018 (St.
          John Fisher College)                                                     BBB+/NR       1,425,000     1,622,405
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2019 (St.
          John Fisher College)                                                     BBB+/NR       1,030,000     1,184,140
          Monroe County Industrial  Development Corp., 5.00% due 6/1/2022 (St.
          John Fisher College)                                                     BBB+/NR       2,000,000     2,329,580
          Nassau  County  IDA,  5.25%  due  3/1/2018  (New York  Institute  of
          Technology)                                                              BBB+/NR       1,260,000     1,443,721
          Nassau  County  IDA,  5.25%  due  3/1/2020  (New York  Institute  of
          Technology)                                                              BBB+/NR       1,715,000     2,023,083
          New York City Health and  Hospital  Corp.  GO,  5.00% due  2/15/2013
          (Health Care Facilities Improvements)                                     A+/Aa3       2,755,000     2,770,456
          New York City Health and  Hospital  Corp.  GO,  5.00% due  2/15/2019
          (Health Care Facilities Improvements)                                     A+/Aa3       2,700,000     3,222,234
          New York City Health and  Hospital  Corp.  GO,  5.00% due  2/15/2020
          (Health Care Facilities Improvements)                                     A+/Aa3      10,000,000    11,983,900
          New York City Health and  Hospital  Corp.  GO,  5.00% due  2/15/2021
          (Health Care Facilities Improvements)                                     A+/Aa3       2,615,000     3,098,043
          New  York  City  Housing  Development  Corp.,  0.90%  due  11/1/2014
          (Multi-Family Housing)                                                    AA/Aa2       1,400,000     1,403,262
          New  York  City  Housing  Development  Corp.,  0.80%  due  11/1/2015
          (Multi-Family Housing)                                                    AA/Aa2       1,820,000     1,820,055
          New  York  City  Municipal  Water  Finance   Authority,   0.12%  due
          6/15/2039  put 1/2/2013  (Water and Sewer  System;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AA+/Aa2      36,690,000    36,690,000
          New York City Transitional  Finance  Authority,  4.00% due 7/15/2014
          (School Financing Act) (State Aid Withholding)                           AA-/Aa3       2,000,000     2,111,500
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2014
          (School Financing Act)                                                   AAA/Aa1      10,595,000    11,508,077
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2014
          (School Financing Act)                                                   AAA/Aa1       2,275,000     2,471,059
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2014
          (City Transitional Capital Plan) (State Aid Withholding)                 AAA/Aaa       2,000,000     2,174,280
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2015
          (School Financing Act)                                                   AAA/Aa1       5,000,000     5,622,100
          New York City Transitional  Finance  Authority,  5.00% due 7/15/2016
          (School Financing Act) (State Aid Withholding)                           AA-/Aa3       3,155,000     3,622,981
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2016
          (School Financing Act)                                                   AAA/Aa1       5,000,000     5,800,000
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2016
          (School Financing Act)                                                   AAA/Aa1      12,680,000    14,708,800
          New York City Transitional Finance Authority, 5.00% due 11/1/2017        AAA/Aa1       1,000,000     1,119,460
          New York City Transitional  Finance  Authority,  5.00% due 1/15/2018
          (School Financing Act) (State Aid Withholding)                           AA-/Aa3       4,865,000     5,764,976
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2018
          (School Financing Act)                                                   AAA/Aa1       1,500,000     1,822,200
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2018
          (School Financing Act)                                                   AAA/Aa1      11,730,000    14,249,604
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2018
          (School Financing Act)                                                   AAA/Aa1       3,075,000     3,735,510
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2018
          (School Financing Act)                                                   AAA/Aa1       1,645,000     1,998,346
          New York City Transitional  Finance  Authority,  5.00% due 11/1/2018
          (School Financing Act)                                                   AAA/Aa1      12,725,000    15,458,330
          New York City  Transitional  Finance  Authority,  0.13% due 8/1/2031
          put  1/2/2013  (City  Transitional  Capital  Plan;  SPA:  Landesbank
          Hessen-Thuringen) (daily demand notes)                                   AAA/Aaa      32,350,000    32,350,000
          New York State  Dormitory  Authority,  5.50% due 7/1/2013  (Winthrop
          South Nassau University) (ETM)                                           NR/Baa1       1,500,000     1,538,400
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2013
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA-/Aa3       3,650,000     3,759,025
          New York  State  Dormitory  Authority,  5.00%  due  11/1/2013  (AIDS
          Long-Term Health Care Facilities; Insured: SONYMA)                        NR/Aa1       3,105,000     3,116,892
          New  York   State   Dormitory   Authority,   5.25%   due   2/15/2014
          (Presbyterian Hospital; Insured: AGM)                                    AA-/Aa3       2,405,000     2,530,757
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services Facilities) (ETM)                                         NR/NR           10,000        10,417
          New York State  Dormitory  Authority,  3.00% due  8/15/2014  (Mental
          Health Services Facilities)                                               AA-/NR       2,630,000     2,740,749
          New York  State  Dormitory  Authority,  5.00%  due  11/1/2014  (AIDS
          Long-Term Health Care Facilities: Insured: SONYMA)                        NR/Aa1       1,010,000     1,013,848
          New York  State  Dormitory  Authority,  5.25% due  5/15/2015  (State
          University Educational Facilities; Insured: Natl-Re/IBC)                 BBB/Aa3      10,000,000    10,729,200
          New  York   State   Dormitory   Authority,   5.25%   due   8/15/2015
          (Presbyterian Hospital; Insured: AGM/FHA)                                AA-/Aa3       5,075,000     5,474,859
          New York State Dormitory Authority,  5.50% due 7/1/2016 pre-refunded
          7/1/2013 (Brooklyn Law School; Insured: Radian)                         BBB+/Baa1      1,220,000     1,251,549
          New York State  Dormitory  Authority,  5.50% due  2/15/2017  (Mental
          Health Services Facilities)                                               AA-/NR       5,000,000     5,892,250
          New York  State  Dormitory  Authority,  5.25% due  5/15/2017  (Court
          Facilities Lease; Insured: AMBAC)                                        AA-/Aa3       4,585,000     5,343,680
          New York State Dormitory Authority,  5.50% due 7/1/2017 pre-refunded
          7/1/2013 (Brooklyn Law School; Insured: Radian)                         BBB+/Baa1      2,500,000     2,564,650
          New York State  Dormitory  Authority,  5.50% due  10/1/2017  (School
          Districts   Financing   Program;   Insured:   Natl-Re)   (State  Aid
          Withholding)                                                              A+/A2           35,000        35,126
          New York State  Dormitory  Authority,  5.50% due  2/15/2018  (Mental
          Health Services Facilities)                                               AA-/NR       5,000,000     6,053,200
          New York  State  Dormitory  Authority,  5.00% due  4/1/2018  (School
          Districts Financing Program) (State Aid Withholding)                      AA+/NR         325,000       383,887
          New York State  Dormitory  Authority,  5.00% due  10/1/2018  (School
          Districts Financing Program; Insured: AGM) (State Aid Withholding)       AA-/Aa3       2,500,000     2,966,250
          New York State  Dormitory  Authority,  5.00% due  10/1/2018  (School
          Districts Financing Program) (State Aid Withholding)                      NR/Aa3       1,395,000     1,648,430
          New York State  Dormitory  Authority,  5.00% due  10/1/2018  (School
          Districts Financing Program) (State Aid Withholding)                      AA-/NR       2,520,000     2,996,078
          New York  State  Dormitory  Authority,  5.00% due  4/1/2019  (School
          Districts Financing Program) (State Aid Withholding)                      AA+/NR         610,000       735,709
          New York State  Dormitory  Authority,  5.00% due  10/1/2019  (School
          Districts Financing Program; Insured: AGM) (State Aid Withholding)       AA-/Aa3       2,100,000     2,522,688
          New York State  Dormitory  Authority,  5.00% due  10/1/2019  (School
          Districts Financing Program) (State Aid Withholding)                      NR/Aa3       1,585,000     1,904,029
          New York State  Dormitory  Authority,  5.00% due  10/1/2019  (School
          Districts Financing Program) (State Aid Withholding)                      AA-/NR       2,645,000     3,177,386
          New  York   State   Dormitory   Authority,   5.00%  due   12/15/2019
          (Metropolitan Transportation Authority Service Contract)                  AAA/NR      60,000,000    74,508,000
          New York  State  Dormitory  Authority,  5.00% due  4/1/2020  (School
          Districts Financing Program) (State Aid Withholding)                      AA+/NR       1,000,000     1,219,610
          New York State  Dormitory  Authority,  5.00% due  7/1/2020  (NYSARC,
          Inc. Developmental Disability Programs)                                   NR/Aa3       1,000,000     1,207,220
          New York State  Dormitory  Authority,  5.00% due  10/1/2020  (School
          Districts Financing Program; Insured: AGM) (State Aid Withholding)       AA-/Aa3       2,100,000     2,541,735
          New York State  Dormitory  Authority,  5.00% due  10/1/2020  (School
          Districts Financing Program) (State Aid Withholding)                      NR/Aa3       1,000,000     1,210,350
          New York State  Dormitory  Authority,  5.00% due  10/1/2020  (School
          Districts Financing Program) (State Aid Withholding)                      AA-/NR       2,775,000     3,358,721
          New York  State  Dormitory  Authority,  5.00% due  4/1/2021  (School
          Districts Financing Program) (State Aid Withholding)                      AA+/NR         450,000       552,299
          New York State  Dormitory  Authority,  5.00% due  10/1/2021  (School
          Districts Financing Program; Insured: AGM) (State Aid Withholding)       AA-/Aa3       1,250,000     1,520,487
          New York State  Dormitory  Authority,  5.00% due  10/1/2021  (School
          Districts Financing Program) (State Aid Withholding)                      NR/Aa3         750,000       912,293
          New York State  Dormitory  Authority,  5.00% due  10/1/2022  (School
          Districts Financing Program) (State Aid Withholding)                      AA+/NR         300,000       371,928
          New  York   State   Dormitory   Authority,   5.375%   due   5/1/2023
          pre-refunded  5/1/2013  (North  Shore Long Island  Jewish  Obligated
          Group)                                                                    NR/Aaa       1,250,000     1,271,112
          New York State Energy  Research & Development  Authority,  2.25% due
          12/1/2015 (New York Electric & Gas Corp.)                               BBB+/Baa1      5,000,000     5,120,650
          New  York  State  Housing   Finance   Agency,   0.75%  due  5/1/2015
          (Affordable Housing; Insured: SONYMA)                                     NR/Aa2       2,000,000     2,000,320
          New  York  State  Housing  Finance   Agency,   0.80%  due  11/1/2015
          (Affordable Housing; Insured: SONYMA)                                     NR/Aa2       1,700,000     1,700,068
          New  York  State  Housing  Finance  Agency,   0.875%  due  11/1/2015
          (Affordable Housing; Insured: SONYMA)                                     NR/Aa2       2,600,000     2,599,740
          New  York  State  Housing   Finance   Agency,   0.95%  due  5/1/2016
          (Affordable Housing; Insured: SONYMA)                                     NR/Aa2         700,000       699,314
          New York State Thruway Authority, 4.00% due 3/15/2015                     AAA/NR       2,000,000     2,154,880
          New York  State  Thruway  Authority,  5.00% due  1/1/2020  (Governor
          Thomas E. Dewey Thruway)                                                  A+/A1        2,000,000     2,427,960
          New York  State  Thruway  Authority,  5.00% due  1/1/2021  (Governor
          Thomas E. Dewey Thruway)                                                  A+/A1        2,500,000     3,066,425
          New York  State  Thruway  Authority,  5.00% due  1/1/2022  (Governor
          Thomas E. Dewey Thruway)                                                  A+/A1        3,000,000     3,729,540
          Patchogue-Medford   Union  Free  School   District   GO,  4.25%  due
          10/1/2015 (Insured: MBIA) (State Aid Withholding)                        BBB/Baa2      1,000,000     1,083,380
          Port Authority 148th GO, 5.00% due 8/15/2017 (Insured: AGM)              AA-/Aa3       4,725,000     5,592,557
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2020
          (Catholic Health Services)                                                A-/A3        5,000,000     5,927,050
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2021
          (Catholic Health Services)                                                A-/A3        5,000,000     5,935,100
          Suffolk  County  Economic  Development  Corp.,  5.00%  due  7/1/2022
          (Catholic Health Services)                                                A-/A3        5,000,000     5,885,000
          Suffolk  County IDA Civic  Facilities  GO, 5.25% due  3/1/2019  (New
          York Institute of Technology)                                           BBB+/Baa2      1,400,000     1,482,754
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2014                    AA-/NR       5,000,000     5,316,550
          Tobacco Settlement Financing Corp., 5.00% due 6/1/2018                    AA-/NR       3,725,000     4,429,472
          United Nations Development Corp., 5.00% due 7/1/2016                      NR/A1        3,400,000     3,866,004
          United Nations Development Corp., 5.00% due 7/1/2017                      NR/A1        3,000,000     3,485,100
          United Nations Development Corp., 5.00% due 7/1/2019                      NR/A1        4,000,000     4,806,400
        North Carolina -- 2.32%
          Catawba County, 4.00% due 10/1/2015                                      AA-/Aa2       1,620,000     1,751,026
          Catawba County, 4.00% due 10/1/2016                                      AA-/Aa2       1,000,000     1,102,940
          Catawba County, 4.00% due 10/1/2017                                      AA-/Aa2       1,000,000     1,117,960
          Charlotte  Mecklenburg  Hospital  Authority,   5.00%  due  1/15/2016
          (Carolinas Health Network)                                               AA-/Aa3       3,420,000     3,825,680
          Charlotte  Mecklenburg  Hospital  Authority,   5.00%  due  1/15/2017
          (Carolinas Health Network)                                               AA-/Aa3       2,000,000     2,292,600
          City of Charlotte COP, 5.50% due 8/1/2016 (Convention Facility)          AA+/Aa2       2,550,000     2,649,297
          County of Mecklenburg GO, 4.00% due 8/1/2015                             AAA/Aaa       3,135,000     3,420,787
          County of Wake, 5.00% due 6/1/2015 (Hammond Road Detention Center)       AA+/Aa1       1,135,000     1,254,879
          North Carolina Eastern Municipal Power Agency, 5.25% due 1/1/2013        A-/Baa1       1,055,000     1,055,000
          North Carolina Eastern Municipal Power Agency, 5.375% due 1/1/2013       A-/Baa1      22,955,000    22,955,000
          North Carolina  Eastern  Municipal Power Agency,  7.00% due 1/1/2013
          (Insured: Natl-Re/IBC)                                                   BBB/Baa1        740,000       740,000
          North Carolina  Eastern  Municipal Power Agency,  5.00% due 1/1/2016
          (Insured: AMBAC)                                                          A-/NR        1,700,000     1,905,853
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: AMBAC)                                                         NR/Baa1       7,500,000     9,128,025
          North Carolina  Eastern  Municipal Power Agency,  6.00% due 1/1/2018
          (Insured: BHAC/AMBAC)                                                    AA+/Aa1       5,965,000     7,292,034
          North Carolina  Eastern  Municipal Power Agency,  5.25% due 1/1/2019
          (Insured: AGM)                                                           AA-/Aa3       3,000,000     3,579,870
          North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2021        A-/Baa1       5,000,000     6,145,350
          North Carolina Eastern Municipal Power Agency, 5.00% due 1/1/2022        A-/Baa1       4,715,000     5,770,358
          North Carolina  Infrastructure Finance Corp. COP, 5.00% due 2/1/2017
          pre-refunded 2/1/2014 (Correctional Facilities)                          AA+/Aa1       2,400,000     2,521,584
          North Carolina  Medical Care  Commission,  5.00% due 9/1/2013 (Rowan
          Regional Medical Center; Insured: AGM/FHA 242) (ETM)                     AA-/Aa3       1,000,000     1,030,750
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric) (ETM)                                                           NR/NR          800,000       800,000
          North Carolina  Municipal Power Agency,  5.50% due 1/1/2013 (Catawba
          Electric)                                                                  A/A2        1,705,000     1,705,000
          North Carolina  Municipal Power Agency,  5.25% due 1/1/2017 (Catawba
          Electric)                                                                  A/A2        3,100,000     3,611,345
          North Carolina  Municipal Power Agency,  4.00% due 1/1/2018 (Catawba
          Electric)                                                                  A/A2       15,000,000    16,969,950
          North Carolina  Municipal Power Agency,  5.00% due 1/1/2019 (Catawba
          Electric)                                                                  A/A2        4,500,000     5,426,325
          North Carolina  Municipal Power Agency,  4.00% due 1/1/2020 (Catawba
          Electric)                                                                  A/A2        1,500,000     1,727,850
          North Carolina  Municipal Power Agency,  5.00% due 1/1/2020 (Catawba
          Electric)                                                                  A/A2        1,000,000     1,218,390
          North Carolina  Municipal Power Agency,  4.00% due 1/1/2022 (Catawba
          Electric)                                                                  A/A2        1,000,000     1,142,730
          North Carolina  State  Infrastructure  Finance Corp.  COP, 5.00% due
          2/1/2016 pre-refunded 2/1/2014 (Correctional Facilities)                 AA+/Aa1       5,000,000     5,253,300
          State of North Carolina, 5.00% due 11/1/2019                             AA+/Aa1      23,635,000    29,171,971
        North Dakota -- 0.02%
          County of Ward, 5.00% due 7/1/2013 (Trinity Health System)               BBB-/NR       1,560,000     1,589,468
        Ohio -- 3.37%
          Akron,  Bath & Copley Joint Township  Hospital  District,  5.00% due
          11/15/2021 (Children's Hospital Medical Center)                           NR/A1        1,000,000     1,161,300
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2015  (Catholic
          Healthcare Partners)                                                      AA-/A1      10,000,000    11,081,400
          Allen  County  Hospital  Facilities,  5.00% due  9/1/2016  (Catholic
          Healthcare Partners)                                                      AA-/A1      10,000,000    11,394,900
          American  Municipal  Power,   5.25%  due  2/15/2018   (Hydroelectric
          Projects)                                                                  A/A3        5,500,000     6,382,420
          American  Municipal  Power,   5.25%  due  2/15/2019   (Hydroelectric
          Projects)                                                                  A/A3        5,595,000     6,630,746
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2020 (AMP Fremont
          Energy Center)                                                             A/A1        1,865,000     2,244,285
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2021 (AMP Fremont
          Energy Center)                                                             A/A1        1,300,000     1,571,531
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2022 (AMP Fremont
          Energy Center)                                                             A/A1        2,750,000     3,338,582
          City of Akron, 5.00% due 12/1/2021 (Community Learning Centers)           AA+/NR       4,120,000     5,091,867
          City  of  Akron  COP,  5.00%  due  12/1/2013  (Canal  Park  Baseball
          Stadium; Insured: AGM)                                                    AA-/NR       3,000,000     3,118,440
          City  of  Akron  COP,  5.00%  due  12/1/2014  (Canal  Park  Baseball
          Stadium; Insured: AGM)                                                    AA-/NR       2,000,000     2,154,120
          City  of  Akron  GO,  5.00%  due  12/1/2019   (Various   Improvement
          Projects)                                                                 AA-/NR       1,685,000     2,044,124
          City of  Cleveland,  5.00%  due  5/15/2014  (Police  & Fire  Pension
          Payment)                                                                  AA/NR        1,000,000     1,060,270
          City of Cleveland GO, 5.50% due 10/1/2019 (Insured: AMBAC)                AA/A1        1,260,000     1,553,681
          City of Columbus GO, 5.00% due 7/1/2014                                  AAA/Aaa       1,000,000     1,069,820
          Cleveland  Package  Facilities,  5.25%  due  9/15/2021  pre-refunded
          10/21/2012 (Insured: AGM) (ETM)                                          AA-/Aa3         965,000     1,242,052
          Cleveland Package Facilities, 5.25% due 9/15/2021 (Insured: AGM)         AA-/Aa3       2,035,000     2,457,385
          Cleveland  State  University,  5.00% due  6/1/2019  (Campus  Capital
          Projects)                                                                 A+/A1        1,000,000     1,202,730
          Cleveland  State  University,  5.00% due  6/1/2020  (Campus  Capital
          Projects)                                                                 A+/A1          700,000       848,547
          Cleveland  State  University,  5.00% due  6/1/2021  (Campus  Capital
          Projects)                                                                 A+/A1        1,000,000     1,214,710
          Cleveland  State  University,  5.00% due  6/1/2022  (Campus  Capital
          Projects)                                                                 A+/A1        2,000,000     2,418,000
          Cleveland-Cuyahoga  County  Port  Authority,   5.00%  due  10/1/2019
          (Cleveland Museum of Art)                                                 AA+/NR       2,000,000     2,440,540
          County of Franklin,  4.00% due 11/15/2033  put 8/1/2016  (OhioHealth
          Corp.)                                                                   AA+/Aa2       3,435,000     3,779,153
          Cuyahoga   County,   6.00%  due   1/1/2021   pre-refunded   7/1/2013
          (Cleveland Clinic)                                                        NR/NR        2,550,000     2,622,828
          Cuyahoga   County,   6.00%  due   1/1/2021   pre-refunded   7/1/2013
          (Cleveland Clinic)                                                       AA-/Aa2       2,450,000     2,519,972
          Deerfield Township, 5.00% due 12/1/2017                                   NR/A1        1,000,000     1,132,360
          Garfield  Heights  City School  District GO,  5.375% due  12/15/2016
          (School Improvements; Insured: Natl-Re)                                   NR/A1        1,625,000     1,854,141
          Greater Cleveland  Regional  Transportation  Authority GO, 5.00% due
          12/1/2015 (Insured: Natl-Re)                                              NR/Aa2       1,000,000     1,115,550
          Kent State University, 5.00% due 5/1/2020 (Insured: AGM)                 AA-/Aa3       1,000,000     1,220,850
          Montgomery  County,  5.25% due  10/1/2038  put  11/1/2013  (Catholic
          Health Initiatives)                                                      AA-/Aa3       2,500,000     2,597,850
          Ohio State Air Quality  Development  Authority,  5.625% due 6/1/2018
          (FirstEnergy Nuclear)                                                   BBB-/Baa2      5,000,000     5,766,150
          Ohio State Air Quality  Development  Authority,  5.75% due  6/1/2033
          put 12/1/2011 (FirstEnergy Nuclear)                                     BBB-/Baa3      5,800,000     6,482,834
          Ohio State Air Quality  Development  Authority,  3.375% due 1/1/2034
          put 7/1/2015 (FirstEnergy Nuclear)                                      BBB-/Baa3      7,200,000     7,438,464
          Ohio State Air Quality Development  Authority,  3.875% due 12/1/2038
          put 6/1/2014 (Columbus Southern Power Co.)                               BBB/Baa1      4,800,000     4,926,960
          Ohio  State  Building  Authority,   5.00%  due  10/1/2015  (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       4,600,000     5,134,382
          Ohio State Building Authority, 5.00% due 10/1/2020                        AA/Aa2       1,700,000     2,089,742
          Ohio  State  Department   Administrative  Services  COP,  5.00%  due
          9/1/2015 (Insured: Natl-Re)                                               AA/Aa2       1,950,000     2,130,706
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear Generation Corp.)                         BBB-/Baa2      5,500,000     6,184,200
          Ohio State Water Development  Authority PCR, 3.375% due 1/1/2034 put
          7/1/2015 (FirstEnergy Nuclear)                                          BBB-/Baa3     24,400,000    25,159,816
          RiverSouth   Authority,   5.00%  due  12/1/2016   (RiverSouth   Area
          Redevelopment)                                                           AA+/Aa2       2,380,000     2,665,386
          RiverSouth   Authority,   5.00%  due  12/1/2019   (RiverSouth   Area
          Redevelopment)                                                           AA+/Aa2       2,500,000     3,004,350
          State   of   Ohio,   4.00%   due   12/15/2018   (Major   New   State
          Infrastructure)                                                           AA/Aa2       1,000,000     1,156,440
          State   of   Ohio,   4.00%   due   12/15/2019   (Major   New   State
          Infrastructure)                                                           AA/Aa2       1,000,000     1,169,300
          State of Ohio,  5.00% due  10/1/2020  (Cultural  and Sports  Capital
          Facilities)                                                               AA/Aa2       3,845,000     4,644,645
          State   of   Ohio,   5.00%   due   12/15/2020   (Major   New   State
          Infrastructure)                                                           AA/Aa2       1,000,000     1,252,000
          State   of   Ohio,   5.00%   due   12/15/2021   (Major   New   State
          Infrastructure)                                                           AA/Aa2       1,250,000     1,576,763
          State of Ohio Common Schools GO, 5.50% due 9/15/2019                     AA+/Aa1       4,150,000     5,267,885
          State of Ohio GO, 4.00% due 10/1/2014 (Revitalization Project)           AA-/Aa3       2,075,000     2,198,359
          State  of  Ohio  GO,  5.00%  due  8/1/2015  (Educational  Facilities
          Improvements)                                                            AA+/Aa1       5,000,000     5,568,100
          State of Ohio GO, 5.00% due 8/1/2015 (Higher Education)                  AA+/Aa1       6,010,000     6,692,856
          State of Ohio  Higher  Educational  Facility  Commission,  5.05% due
          7/1/2037 put 7/1/2016 (Kenyon College)                                    A+/A1        3,375,000     3,760,054
          University of Akron Ohio, 5.00% due 1/1/2018 (Insured: AGM)              AA-/Aa3       3,415,000     4,035,676
          Youngstown City School  District GO, 3.00% due 12/1/2015  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,000,000     1,058,030
          Youngstown City School  District GO, 3.00% due 12/1/2016  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,440,000     1,543,435
          Youngstown City School  District GO, 4.00% due 12/1/2017  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,480,000     1,667,501
          Youngstown City School  District GO, 4.00% due 12/1/2018  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,545,000     1,771,358
          Youngstown City School  District GO, 4.00% due 12/1/2019  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,605,000     1,854,337
          Youngstown City School  District GO, 4.00% due 12/1/2020  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,670,000     1,935,012
          Youngstown City School  District GO, 4.00% due 12/1/2021  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,735,000     1,974,690
          Youngstown City School  District GO, 4.00% due 12/1/2022  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,805,000     2,013,441
          Youngstown City School  District GO, 4.00% due 12/1/2023  (Classroom
          Facilities  &  School  Improvement)  (Ohio  School  District  Credit
          Enhancement Program)                                                      NR/Aa2       1,700,000     1,863,727
        Oklahoma -- 1.91%
          Canadian  County  Educational   Facilities   Authority,   4.00%  due
          9/1/2019 (Mustang Public Schools)                                         A+/NR        1,410,000     1,574,251
          Canadian  County  Educational   Facilities   Authority,   4.50%  due
          9/1/2020 (Mustang Public Schools)                                         A+/NR        2,690,000     3,090,756
          Canadian  County  Educational   Facilities   Authority,   4.50%  due
          9/1/2021 (Mustang Public Schools)                                         A+/NR        2,290,000     2,633,248
          Cleveland  County Public  Facilities  Authority,  4.00% due 6/1/2013
          (Norman Public Schools)                                                   A+/NR        5,000,000     5,072,400
          Comanche County  Hospital  Authority,  5.25% due 7/1/2015  (Insured:
          Radian)                                                                  BBB-/NR       1,340,000     1,438,209
          Oklahoma County Finance  Authority,  4.00% due 3/1/2013 (Putnam City
          Public Schools)                                                            A/NR        2,580,000     2,593,390
          Oklahoma  County  Finance  Authority,  3.125% due 9/1/2013  (Western
          Heights Public Schools)                                                   A+/NR        2,525,000     2,562,572
          Oklahoma  County  Finance  Authority,  5.00% due  9/1/2016  (Western
          Heights Public Schools)                                                   A+/NR        3,000,000     3,363,270
          Oklahoma  County  Finance  Authority,  5.00% due  9/1/2017  (Western
          Heights Public Schools)                                                   A+/NR        4,075,000     4,658,010
          Oklahoma  County  Finance  Authority,  5.00% due  9/1/2018  (Western
          Heights Public Schools)                                                   A+/NR        2,120,000     2,467,298
          Oklahoma County ISD, 3.00% due 1/1/2013                                   A+/NR        3,880,000     3,880,000
          Oklahoma County ISD, 3.00% due 1/1/2014                                   A+/NR        2,880,000     2,944,426
       b  Oklahoma County ISD No. 1 GO, 1.00% due 1/1/2016                          A+/NR        4,075,000     4,111,227
          Oklahoma  County  ISD  No.  89  GO,  5.00%  due  7/1/2013  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,000,000     1,023,590
          Oklahoma DFA, 5.00% due 8/15/2017 (Integris Health)                      AA-/Aa3       4,375,000     5,071,719
          Oklahoma DFA,  0.15% due 8/15/2033  put 1/2/2013  (Integris  Health;
          Insured: AGM; SPA: JPMorgan Chase Bank) (daily demand notes)             AA-/Aa3      50,050,000    50,050,000
          Oklahoma Municipal Power Authority, 5.00% due 1/1/2013                     A/A2        3,745,000     3,745,000
          Oklahoma  Municipal Power  Authority,  5.00% due 1/1/2014  (Insured:
          AGM)                                                                       A/A2        4,005,000     4,177,535
          Oklahoma State  Industrial  Authority,  5.00% due 7/1/2016  (Medical
          Research Foundation)                                                      NR/A1        1,165,000     1,297,192
          Oklahoma State  Industrial  Authority,  5.25% due 7/1/2017  (Medical
          Research Foundation)                                                      NR/A1        1,075,000     1,230,886
          Tulsa County Industrial Authority,  4.50% due 9/1/2020 (Broken Arrow
          Public Schools)                                                           AA-/NR       1,585,000     1,828,345
          Tulsa County Industrial Authority,  4.50% due 9/1/2021 (Broken Arrow
          Public Schools)                                                           AA-/NR       8,775,000    10,090,285
          Tulsa Parking Authority, 3.00% due 7/1/2017                               AA-/NR       1,470,000     1,565,962
        Oregon -- 0.19%
          Clackamas  County,  5.00% due 7/15/2037 put 7/15/2014 (Legacy Health
          Systems)                                                                  A+/A2        6,465,000     6,820,704
          Oregon  Facilities  Authority,  5.00% due 3/15/2015  (Legacy  Health
          Systems)                                                                  A+/A2        1,635,000     1,759,162
          Oregon  Facilities  Authority,  5.00% due 3/15/2016  (Legacy  Health
          Systems)                                                                  A+/A2        1,000,000     1,100,590
          Oregon  Facilities  Authority,  4.50% due 3/15/2018  (Legacy  Health
          Systems)                                                                  A+/A2        1,100,000     1,230,658
          Oregon State  Department of  Administrative  Services COP, 5.00% due
          11/1/2014 (Insured: Natl-Re/FGIC)                                         AA/Aa2       1,000,000     1,082,070
        Pennsylvania -- 3.06%
          Adams County IDA, 5.00% due 8/15/2014 (Gettysburg College)                 A/A2        1,000,000     1,063,760
          Adams County IDA, 5.00% due 8/15/2016 (Gettysburg College)                 A/A2        1,250,000     1,407,800
          Adams County IDA, 5.00% due 8/15/2017 (Gettysburg College)                 A/A2        1,340,000     1,536,498
          Adams County IDA, 5.00% due 8/15/2019 (Gettysburg College)                 A/A2        1,765,000     2,095,249
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2017 (University of Pittsburgh Medical Center)                       A+/Aa3       3,000,000     3,468,120
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2017
          (University of Pittsburgh Medical Center)                                 A+/Aa3       1,875,000     2,179,781
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2018 (University of Pittsburgh Medical Center)                       A+/Aa3       5,915,000     6,983,486
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          6/15/2018 (University of Pittsburgh Medical Center)                       A+/Aa3       3,000,000     3,540,660
          Allegheny County Hospital Development Authority,  5.00% due 9/1/2018
          (University of Pittsburgh Medical Center)                                 A+/Aa3       2,000,000     2,374,880
          Allegheny  County  Redevelopment   Authority,   5.10%  due  7/1/2014
          (Pittsburgh Mills)                                                        NR/NR          890,000       917,403
       b  Altoona Area School District GO, 3.25% due 12/1/2016 (Insured:  AGM)
          (State Aid Withholding)                                                   AA-/NR       1,475,000     1,588,575
       b  Altoona Area School District GO, 3.00% due 12/1/2022 (Insured:  AGM)
          (State Aid Withholding)                                                   AA-/NR       1,335,000     1,387,412
       b  Athens Area School District GO, 2.00% due 4/15/2016  (Insured:  AGM)
          (State Aid Withholding)                                                   NR/Aa3         470,000       483,423
       b  Athens Area School District GO, 3.00% due 4/15/2018  (Insured:  AGM)
          (State Aid Withholding)                                                   NR/Aa3       2,600,000     2,791,854
       b  Athens Area School District GO, 3.00% due 4/15/2019  (Insured:  AGM)
          (State Aid Withholding)                                                   NR/Aa3       2,680,000     2,855,862
          Chester County School  Authority,  5.00% due 4/1/2016  (Intermediate
          School; Insured: AMBAC)                                                   A+/NR        1,915,000     2,110,426
          City of  Philadelphia,  5.00%  due  6/15/2013  (Water  &  Wastewater
          System; Insured: AGM)                                                    AA-/Aa3       7,020,000     7,170,298
          City of  Philadelphia,  5.00% due  6/15/2017  (Water and  Wastewater
          System; Insured: AGM)                                                    AA-/Aa3       5,570,000     6,458,192
          City of Philadelphia Gas Works, 5.375% due 7/1/2014 (Insured: AGM)       AA-/Aa3       7,280,000     7,723,206
          City of Philadelphia Gas Works, 5.00% due 9/1/2014 (Insured: AGM)        AA-/Aa3       3,000,000     3,178,440
          City of  Philadelphia  Gas  Works,  5.00%  due  10/1/2014  (Insured:
          AMBAC)                                                                  BBB+/Baa2      1,825,000     1,938,643
          City of Philadelphia Gas Works, 5.00% due 9/1/2015 (Insured: AGM)        AA-/Aa3       3,315,000     3,522,751
          City of Philadelphia Gas Works, 5.00% due 7/1/2018 (Insured: AGM)        AA-/Aa3       1,395,000     1,584,315
          City of Pittsburgh GO, 5.50% due 9/1/2014 (Insured: AMBAC)                BBB/A1         905,000       939,100
          City of Pittsburgh GO, 5.25% due 9/1/2016 (Insured: AGM)                 AA-/Aa3       3,000,000     3,423,270
          City of Pittsburgh GO, 5.25% due 9/1/2017 (Insured: AGM)                 AA-/Aa3       2,210,000     2,469,852
          City of Pittsburgh GO, 5.25% due 9/1/2018 (Insured: AGM)                 AA-/Aa3       3,240,000     3,602,718
          County of Lehigh GO, 4.00% due 11/15/2014                                 NR/Aa1       3,190,000     3,400,891
          Easttown  Municipal  Authority,   4.25%  due  9/1/2028  pre-refunded
          9/1/2013 (Insured: AGM)                                                   NR/Aa2       1,120,000     1,149,154
          Monroeville  Finance Authority,  5.00% due 2/15/2021  (University of
          Pittsburgh Medical Center)                                                A+/Aa3       2,400,000     2,894,304
          Monroeville  Finance Authority,  5.00% due 2/15/2022  (University of
          Pittsburgh Medical Center)                                                A+/Aa3       1,250,000     1,516,250
          Montgomery County IDA, 5.00% due 8/1/2016  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,133,690
          Montgomery County IDA, 5.00% due 2/1/2017  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,142,590
          Montgomery County IDA, 5.00% due 2/1/2020  (Regional Medical Center;
          Insured: FHA)                                                             AA/Aa2       1,000,000     1,187,390
       b  Northampton  Borough  Municipal   Authority,   4.00%  due  5/15/2021
          (Insured: AGM)                                                            NR/Aa3         500,000       550,560
       b  Northampton  Borough  Municipal   Authority,   4.00%  due  5/15/2022
          (Insured: AGM)                                                            NR/Aa3       1,185,000     1,296,580
       b  Northampton  Borough  Municipal   Authority,   3.00%  due  5/15/2023
          (Insured: AGM)                                                            NR/Aa3       1,255,000     1,251,298
          Norwin School District GO, 4.00% due 4/1/2018 (Insured:  AGM) (State
          Aid Withholding)                                                         AA-/Aa3       1,835,000     2,064,779
          Pennsylvania  Economic Development  Financing  Authority,  5.00% due
          7/1/2016                                                                 AA+/Aaa      10,000,000    11,510,400
          Pennsylvania  Economic Development  Financing  Authority,  3.70% due
          11/1/2021 put 5/1/2015 (Waste Management, Inc.)                           BBB/NR       7,750,000     8,140,678
          Pennsylvania  Economic Development  Financing  Authority,  1.75% due
          12/1/2033 put 12/1/2015 (Waste Management, Inc.)                          BBB/NR       2,000,000     1,990,960
          Pennsylvania  Economic Development  Financing  Authority,  3.00% due
          12/1/2037 put 9/1/2015 (PPL Energy Supply)                                BBB/NR      14,000,000    14,322,280
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          6/1/2015 (Philadelphia University)                                       BBB/Baa2      1,440,000     1,504,771
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2019 (University of Pittsburgh Medical Center)                       A+/Aa3       5,600,000     6,745,032
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          5/15/2020 (University of Pittsburgh Medical Center)                       A+/Aa3       5,100,000     6,154,578
          Pennsylvania  Higher  Educational  Facilities  Authority,  4.00% due
          10/1/2022  (Shippensburg  University Student Services,  Inc. Student
          Housing)                                                                BBB-/Baa3      1,825,000     1,908,968
          Philadelphia  Authority  for  Industrial   Development,   5.00%  due
          8/1/2020 (Mast Charter School)                                           BBB+/NR         765,000       797,145
          Philadelphia  Municipal  Authority,   5.25%  due  11/15/2017  (Lease
          Appropriation; Insured: AGM)                                             AA-/Aa3       2,100,000     2,185,302
          Philadelphia Parking Authority, 5.00% due 9/1/2016                         A/A1        1,500,000     1,683,915
          Philadelphia Parking Authority, 5.00% due 9/1/2017                         A/A1        1,020,000     1,164,299
          Philadelphia  School  District  GO,  5.00% due  9/1/2013  (State Aid
          Withholding)                                                              A+/Aa3       2,000,000     2,063,280
          Philadelphia  School  District  GO,  4.50% due  9/1/2017  (State Aid
          Withholding)                                                              A+/Aa3       2,270,000     2,559,016
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa3      18,410,000    21,827,816
          Philadelphia  School  District  GO,  5.00% due  9/1/2019  (State Aid
          Withholding)                                                              A+/Aa3       4,210,000     4,991,587
          Philadelphia  School  District  GO,  5.25% due  9/1/2021  (State Aid
          Withholding)                                                              A+/Aa3       2,265,000     2,695,282
          Pittsburgh School District GO, 3.00% due 9/1/2013 (Insured: AGM)         AA-/Aa3       2,100,000     2,136,162
          School  District of the City of Erie GO, 0% due  5/1/2014  (Insured:
          Natl-Re) (State Aid Withholding) (ETM)                                   BBB/Baa2      1,100,000     1,092,707
          State  Public  School  Building   Authority,   5.00%  due  10/1/2016
          (Harrisburg Area Community College)                                        A/NR        1,390,000     1,547,751
        Rhode Island -- 1.23%
          Convention Center Authority, 5.25% due 5/15/2015 (Insured: Natl-Re)      BBB/Baa2      1,115,000     1,160,581
          Convention Center Authority, 5.00% due 5/15/2019 (Insured: AGM)          AA-/Aa3      10,000,000    10,172,500
          Convention Center Authority, 5.00% due 5/15/2020 (Insured: AGM)          AA-/Aa3       6,830,000     6,919,063
          Rhode Island Economic  Development Corp., 5.00% due 6/15/2014 (RIDOT
          Transit Improvements; Insured: AGM)                                      AA-/Aa3       2,000,000     2,042,200
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          7/1/2014 (Memorial Hospital; LOC: Fleet Bank)                             NR/NR        1,565,000     1,595,079
          Rhode  Island  State Health & Education  Building  Corp.,  5.25% due
          4/1/2015 (Johnson & Wales University; Insured: Syncora)                   NR/NR        1,500,000     1,516,995
          State  of  Rhode  Island  and  Providence  Plantations,   5.00%  due
          10/1/2014  (Department of Children,  Youth,  and Families;  Insured:
          MBIA)                                                                    AA-/Aa3       1,000,000     1,067,980
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          10/1/2019 (Consolidated Capital Development Loan)                         AA/Aa2       5,000,000     6,149,950
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2020 (Consolidated Capital Development Loan)                          AA/Aa2       8,365,000    10,325,589
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2020 (Consolidated Capital Development Loan)                        AA/Aa2       1,200,000     1,407,984
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2021 (Consolidated Capital Development Loan)                          AA/Aa2      16,535,000    20,601,618
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2021 (Consolidated Capital Development Loan)                        AA/Aa2       1,000,000     1,174,870
          State of Rhode  Island  and  Providence  Plantations  GO,  5.00% due
          8/1/2022 (Consolidated Capital Development Loan)                          AA/Aa2       9,825,000    12,286,556
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2022 (Consolidated Capital Development Loan)                        AA/Aa2       1,000,000     1,173,830
        South Carolina -- 0.56%
          City of North  Charleston  Public  Facilities  Corp.  COP, 5.00% due
          10/1/2016 (Convention Center Complex)                                     AA-/NR       1,560,000     1,758,635
          Georgetown  County  Environmental  Improvement,  5.70% due  4/1/2014
          (International Paper Co.)                                                BBB/Baa3      7,975,000     8,373,750
          Greenville County School District,  5.25% due 12/1/2015 pre-refunded
          12/1/2013 (Building Equity Sooner for Tomorrow)                           AA/Aa2       1,000,000     1,045,240
          Greenville  County School  District,  5.50% due 12/1/2016  (Building
          Equity Sooner for Tomorrow)                                               AA/Aa2       3,500,000     4,107,600
          Greenwood  County,  5.00% due 10/1/2013  (Self Regional Health Care;
          Insured: AGM)                                                            AA-/Aa3       2,000,000     2,065,420
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2015
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,113,670
          Greenwood  Fifty  Facilities  School  District,  5.00% due 12/1/2016
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,144,060
          Lexington  One  School   Facilities   Corp.,   5.00%  due  12/1/2015
          (Lexington County School District No. 1)                                  NR/Aa3       1,000,000     1,119,500
          Piedmont  Municipal  Power  Agency,  6.75%  due  1/1/2019  (Insured:
          Natl-Re/FGIC)                                                            NR/Baa1       3,695,000     4,742,939
          South    Carolina   GO,    5.00%   due   4/1/2015    (Transportation
          Infrastructure) (State Aid Withholding)                                  AA+/Aaa       2,070,000     2,281,844
          South  Carolina  Jobs  Economic  Development  Authority,  5.00%  due
          8/15/2014 (CareAlliance Health Services; Insured: AGM)                   AA-/Aa3       4,000,000     4,239,960
          South  Carolina  Jobs  Economic  Development  Authority,  5.00%  due
          8/15/2015 (CareAlliance Health Services; Insured: AGM)                   AA-/Aa3       3,000,000     3,271,380
        South Dakota -- 0.39%
          South  Dakota  Building  Authority,  4.50%  due  6/1/2016  (Insured:
          Natl-Re/FGIC)                                                             AA/NR        2,000,000     2,232,980
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2015 (Regional Health)                                                NR/A1        1,390,000     1,533,462
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2015 (Sanford Health)                                                A+/A1        1,310,000     1,442,192
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2016 (Regional Health)                                                NR/A1        1,000,000     1,123,630
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2017 (Prairie Lakes Health)                                           A+/NR        2,215,000     2,463,833
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2017 (Regional Health)                                                NR/A1        1,100,000     1,257,905
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2018 (Prairie Lakes Health)                                           A+/NR        2,290,000     2,588,021
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2018 (Regional Health)                                                NR/A1        1,275,000     1,477,929
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2018 (Regional Health)                                                NR/A1        1,000,000     1,162,070
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          4/1/2019 (Prairie Lakes Health)                                           A+/NR        2,440,000     2,793,922
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          9/1/2020 (Regional Health)                                                NR/A1        1,000,000     1,164,790
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          7/1/2021 (Avera Health Issue)                                             A+/A1        1,370,000     1,611,325
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2016
          (Single Family Mtg)                                                       NR/Aa3       1,060,000     1,158,198
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2017
          (Single Family Mtg)                                                       NR/Aa3       1,075,000     1,184,414
          South Dakota  Housing  Development  Authority,  4.00% due  11/1/2018
          (Single Family Mtg)                                                       NR/Aa3       1,185,000     1,322,330
        Tennessee -- 0.70%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa2       3,200,000     3,439,968
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2015          NR/Baa2       3,500,000     3,848,215
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2019          NR/Baa2       6,000,000     6,714,840
       b  Hallsdale-Powell Utility District, 2.00% due 4/1/2014                     AA/NR        1,260,000     1,284,633
       b  Hallsdale-Powell Utility District, 3.00% due 4/1/2016                     AA/NR          500,000       535,215
          Tennessee Energy Acquisition Corp., 5.00% due 9/1/2015                   A-/Baa2       3,000,000     3,238,050
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2017                   BBB/Baa3      5,000,000     5,500,350
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2017                   A-/Baa2      11,000,000    12,390,840
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2018                   A-/Baa2       5,000,000     5,700,600
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2020                   A-/Baa2       1,190,000     1,365,299
        Texas -- 7.00%
          Amarillo Health  Facilities  Corp.,  5.50% due 1/1/2015 (Baptist St.
          Anthony's Hospital Corp.; Insured: AGM)                                   NR/Aa3       1,065,000     1,128,666
          Amarillo ISD GO, 2.00% due 2/1/2014 (Guaranty: PSF)                      AAA/Aaa       1,180,000     1,201,889
          Amarillo ISD GO, 3.00% due 2/1/2015 (Guaranty: PSF)                      AAA/Aaa       1,110,000     1,167,864
          Austin  Community  College  Public   Facilities  Corp.,   5.25%  due
          8/1/2017 (Round Rock Campus)                                              AA/Aa2       1,500,000     1,774,845
          Bexar  Metropolitan Water District,  4.50% due 5/1/2021  (Waterworks
          System; Insured: Natl-Re)                                                  A/A1        1,200,000     1,313,220
          Brazos River  Authority,  4.90% due 10/1/2015  (Center Point Energy;
          Insured: Natl-Re)                                                        BBB/Baa2      4,685,000     5,065,937
       a  Capital Area Cultural Education  Facilities Finance Corp., 5.00% due
          4/1/2013 (Roman Catholic Diocese of Austin)                              NR/Baa2         670,000       676,519
          Capital Area Cultural Education  Facilities Finance Corp., 5.00% due
          4/1/2014 (Roman Catholic Diocese of Austin)                              NR/Baa2         890,000       928,297
          Capital Area Cultural Education  Facilities Finance Corp., 5.00% due
          4/1/2015 (Roman Catholic Diocese of Austin)                              NR/Baa2       1,100,000     1,185,096
          Capital Area Cultural Education  Facilities Finance Corp., 5.00% due
          4/1/2018 (Roman Catholic Diocese of Austin)                              NR/Baa2       1,370,000     1,559,896
          City of  Austin,  5.50% due  11/15/2013  (Electric  Utility  System;
          Insured: AMBAC)                                                           AA-/A1       1,000,000     1,045,680
          City of Austin,  5.00% due 5/15/2014  (Water and Wastewater  System;
          Insured: AMBAC)                                                           AA/Aa2       2,890,000     3,070,943
          City of Austin,  5.00% due 5/15/2015  (Water and Wastewater  System;
          Insured: AMBAC)                                                           AA/Aa2       1,520,000     1,676,742
          City of Austin, 5.00% due 11/15/2022 (Water and Wastewater System)        AA/Aa2       2,640,000     3,289,414
          City of Bryan, 4.00% due 7/1/2014 (Electric System)                       A+/A1        1,300,000     1,366,404
          City of Bryan, 5.00% due 7/1/2015 (Electric System)                       A+/A1        1,150,000     1,270,532
          City of Bryan, 5.00% due 7/1/2019 (Electric System)                       A+/A1        8,000,000     9,202,880
          City of Dallas GO, 5.00% due 2/15/2018                                   AA+/Aa1       2,875,000     3,144,790
          City of Denton GO, 3.00% due 2/15/2013                                    AA/Aa2       2,710,000     2,718,916
          City of Denton GO, 3.00% due 2/15/2014                                    AA/Aa2       3,325,000     3,418,000
          City of Denton GO, 4.00% due 2/15/2015                                    AA/Aa2       3,445,000     3,686,116
          City of Denton GO, 4.00% due 2/15/2016                                    AA/Aa2       3,535,000     3,881,960
          City of Denton GO, 5.00% due 2/15/2017                                    AA/Aa2       3,675,000     4,287,255
          City of Denton GO, 5.00% due 2/15/2019                                    AA/Aa2       3,990,000     4,875,142
          City of Denton GO, 5.00% due 2/15/2020                                    AA/Aa2       4,195,000     5,077,418
          City of Houston,  5.00% due  11/15/2013  (Combined  Utility  System;
          Insured: AGM)                                                             AA/Aa2       3,000,000     3,122,580
          City of Houston,  5.00% due  9/1/2014  (Convention  &  Entertainment
          Facilities Department)                                                    A-/A2        2,000,000     2,139,580
          City of Houston,  5.00% due  9/1/2014  (Convention  &  Entertainment
          Facilities Department)                                                    A-/A2        1,300,000     1,390,727
          City of Houston, 5.00% due 7/1/2015 (Airport System)                     AA-/Aa3       2,600,000     2,878,668
          City of Houston, 5.00% due 7/1/2017 (Airport System)                     AA-/Aa3       1,600,000     1,863,680
          City of Houston, 5.00% due 7/1/2018 (Airport System)                     AA-/Aa3       1,000,000     1,189,660
          City of Houston, 0% due 9/1/2020 (Insured: AGM/AMBAC)                    AA-/Aa3       3,650,000     2,849,226
          City of Houston COP, 6.25% due 12/15/2014 (Water Conveyance  System;
          Insured: AMBAC)                                                           NR/NR        2,850,000     3,070,020
          City of  Laredo,  5.00% due  3/15/2013  (Sports  Venue  Improvement;
          Insured: AMBAC)                                                           A+/A1        1,745,000     1,760,496
          City of  Laredo,  5.00% due  3/15/2014  (Sports  Venue  Improvement;
          Insured: AMBAC)                                                           A+/A1        1,835,000     1,924,291
          City of  Laredo,  5.00% due  3/15/2015  (Sports  Venue  Improvement;
          Insured: AMBAC)                                                           A+/A1        1,930,000     2,093,703
          City of Laredo GO, 5.00% due 2/15/2018 (Insured: Natl-Re)                 AA/Aa2       2,000,000     2,321,320
          City of Richardson GO, 5.00% due 2/15/2014 (Insured: Natl-Re)            AAA/Aaa       3,000,000     3,153,750
          City of San Antonio, 5.00% due 2/1/2022 (CPS Energy)                      AA/Aa1      20,000,000    25,321,000
          City of San Antonio GO, 4.00% due 2/1/2015 (General Improvement)         AAA/Aaa       1,000,000     1,071,790
          City of San Antonio  Public  Facilities  Corp.,  5.00% due 9/15/2022
          (Convention Center Refinancing & Expansion)                              AA+/Aa2       1,450,000     1,781,426
          City of  Weslaco  GO,  5.25%  due  2/15/2019  (Waterworks  and Sewer
          System; Insured: Natl-Re)                                                 A-/A3        2,835,000     3,251,065
          Collin   County  GO,   5.00%  due   2/15/2016   (Road  and   Highway
          Construction)                                                            AAA/Aaa       1,465,000     1,657,633
          Corpus Christi Business & Job Development  Corp., 5.00% due 3/1/2021
          (Seawall Project)                                                         A+/A2          625,000       737,006
          County of Dallas GO, 5.00% due 8/15/2013                                 AAA/Aaa       1,000,000     1,029,860
          Dallas Convention Center Hotel Development Corp., 0% due 1/1/2018         A+/A1        5,240,000     4,577,874
          Dallas  Convention  Center  Hotel  Development   Corp.,   5.00%  due
          1/1/2019                                                                  A+/A1        5,200,000     6,090,708
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,160,000     1,325,880
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2017
          (Insured: AMBAC)                                                         BBB+/A3       1,260,000     1,440,180
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       1,935,000     2,202,978
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2018
          (Insured: AMBAC)                                                         BBB+/A3       2,035,000     2,316,827
          Dallas County  Utility & Reclamation  District,  5.00% due 2/15/2019
          (Insured: AMBAC)                                                         BBB+/A3       2,175,000     2,456,684
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2013              A+/A1        1,175,000     1,220,320
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2014              A+/A1        1,300,000     1,405,989
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        3,370,000     3,747,912
          Grayson County GO, 4.00% due 1/1/2020 (State Highway Toll System)         AA/Aa2       2,000,000     2,323,860
          Grayson County GO, 5.00% due 1/1/2022 (State Highway Toll System)         AA/Aa2       3,000,000     3,743,520
          Guadalupe-Blanco  River  Authority  PCR,  5.625% due 10/1/2017  (AEP
          Texas Central Co.)                                                       BBB/Baa2      5,000,000     5,724,450
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2015 (Teco Project)                                                 AA/Aa3       1,450,000     1,627,088
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2018 (Teco Project)                                                 AA/Aa3       1,365,000     1,659,553
          Harris  County  Educational  Facilities  Finance  Corp.,  5.00%  due
          11/15/2019 (Teco Project)                                                 AA/Aa3       1,000,000     1,238,600
          Harris County GO, 4.00% due 10/1/2015 (Permanent Improvement)             AAA/NR       2,995,000     3,278,327
          Harris County GO, 5.00% due 10/1/2015 (Permanent Improvement)             AAA/NR       4,000,000     4,487,440
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          11/15/2015 pre-refunded 11/15/2013 (Teco Project; Insured: Natl-Re)       AA/Aa3       1,500,000     1,560,690
          Harris  County  Health  Facilities   Development  Corp.,  5.00%  due
          7/1/2016 (Christus Health; Insured: AGM)                                 AA-/Aa3       5,860,000     6,657,722
          Harris  County  Hospital  District,  5.00% due  2/15/2014  (Insured:
          Natl-Re)                                                                   A/A2        1,275,000     1,328,486
          Harris  County  Hospital  District,  5.00% due  2/15/2017  (Insured:
          Natl-Re)                                                                   A/A2        1,500,000     1,679,955
          Houston  Higher  Education  Finance  Corp.,   5.875%  due  5/15/2021
          (Cosmos Foundation, Inc.)                                                 BBB/NR       1,000,000     1,149,880
          Houston ISD, 5.00% due 2/15/2014 (Limited Tax Schoolhouse)               AA+/Aaa       2,000,000     2,103,840
          Houston ISD, 5.00% due 2/15/2015 (Limited Tax Schoolhouse)               AA+/Aaa       2,450,000     2,679,442
          Houston ISD Public  Facility Corp., 0% due 9/15/2014 (West Side High
          School; Insured: AMBAC)                                                   AA/Aa2       6,190,000     6,088,855
          Hutto ISD GO, 0% due 8/1/2017 (Guaranty: PSF)                             AAA/NR       2,170,000     1,971,684
          Irving ISD GO, 0% due 2/15/2017 (Guaranty: PSF)                          AAA/Aaa       1,000,000       922,220
          Kerrville Health Facilities  Development  Corp., 5.25% due 8/15/2021
          (Sid Peterson Memorial Hospital)                                         BBB-/NR       4,000,000     4,205,520
          Lower  Colorado  River  Authority,  5.875% due  5/15/2016  (Insured:
          BHAC/FSA)                                                                 NR/Aa1       2,210,000     2,219,768
          Mission  Economic   Development   Corp.,  3.75%  due  12/1/2018  put
          5/1/2015 (Waste Management, Inc.)                                         BBB/NR       8,500,000     9,018,925
          North East ISD GO, 5.00% due 8/1/2016 (Guaranty: PSF)                    AAA/Aaa       2,000,000     2,300,060
          North Texas University, 5.00% due 4/15/2014                               NR/Aa2       1,250,000     1,322,738
          North Texas University, 5.00% due 4/15/2016                               NR/Aa2       2,250,000     2,552,737
          Northside  ISD GO,  1.75% due  6/1/2037  put  6/1/2013  (Educational
          Facilities Improvements; Guaranty: PSF)                                   AAA/NR      19,195,000    19,317,464
          Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2017                  BBB+/NR       1,000,000     1,146,750
          Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2019                  BBB+/NR       2,565,000     3,023,699
          Sam Rayburn Municipal Power Agency, 5.00% due 10/1/2020                  BBB+/NR       1,620,000     1,926,261
          San Juan Higher Education  Finance  Authority,  5.125% due 8/15/2020
          (IDEA Public Schools)                                                     BBB/NR       2,000,000     2,184,920
          State of  Texas,  2.50% due  8/30/2013  (General  Revenue  Fund Cash
          Management)                                                             SP-1+/Mig1   118,000,000   119,806,580
          Tarrant County Cultural Educational  Facilities Finance Corp., 5.00%
          due 8/15/2016 (Scott & White Memorial Hospital)                            A/A1        2,280,000     2,554,512
          Tarrant County Cultural Educational  Facilities Finance Corp., 5.00%
          due 8/15/2017 (Scott & White Memorial Hospital)                            A/A1        2,000,000     2,282,980
          Texas Municipal Power Agency, 0% due 9/1/2013 (Insured: Natl-Re)          A+/A2        1,000,000       995,680
          Texas Municipal Power Agency, 5.00% due 9/1/2017 (Insured: AGM)          AA-/Aa3      10,000,000    11,790,800
          Texas Public  Finance  Authority,  5.00% due 1/1/2014  (Unemployment
          Compensation)                                                            AAA/Aaa       5,000,000     5,235,000
          Texas Public  Finance  Authority,  5.00% due 7/1/2014  (Unemployment
          Compensation)                                                            AAA/Aaa       5,000,000     5,345,950
          Texas Public Finance  Authority,  5.00% due  10/15/2014  (Stephen F.
          Austin University; Insured: Natl-Re)                                      NR/A1        1,305,000     1,405,028
          Texas Public Finance  Authority,  5.00% due  10/15/2015  (Stephen F.
          Austin University; Insured: Natl-Re)                                      NR/A1        1,450,000     1,613,647
          Texas Public  Finance  Authority,  5.00% due 7/1/2017  (Unemployment
          Compensation)                                                            AAA/Aaa      15,500,000    17,450,520
          Uptown  Development  Authority,  5.00% due 9/1/2015  (Infrastructure
          Improvements)                                                             BBB/NR       1,370,000     1,495,985
          Uptown  Development  Authority,  5.00% due 9/1/2017  (Infrastructure
          Improvements)                                                             BBB/NR       1,580,000     1,780,376
          Uptown  Development  Authority,  5.00% due 9/1/2018  (Infrastructure
          Improvements)                                                             BBB/NR       1,870,000     2,129,294
          Uptown  Development  Authority,  5.00% due 9/1/2019  (Infrastructure
          Improvements)                                                             BBB/NR       1,945,000     2,228,970
          Waco  Health  Facilities   Development  Corp.,  4.00%  due  9/1/2013
          (Hillcrest Health System; Insured: Natl-Re) (ETM)                         BBB/NR       1,000,000     1,023,350
          West Harris County  Regional Water  Authority,  5.00% due 12/15/2020
          (Insured: Natl-Re)                                                        A+/A1        2,140,000     2,445,464
          Ysleta ISD GO, 2.00% due 8/15/2014 (Guaranty: PSF)                       AAA/Aaa       3,115,000     3,195,523
        U.S. Virgin Islands -- 0.20%
          Virgin  Islands  Public  Finance  Authority,   6.75%  due  10/1/2019
          (Matching Fund Loan Diageo Project)                                      NR/Baa3       7,690,000     9,036,442
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2015              BBB-/Baa2      1,000,000     1,069,140
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2016              BBB-/Baa2      1,225,000     1,338,117
          Virgin Islands Water & Power Authority, 4.75% due 7/1/2017              BBB-/Baa2      1,300,000     1,429,233
        Utah -- 0.63%
          Intermountain Power Agency, 5.00% due 7/1/2013                            A+/A1        5,000,000     5,117,450
          Intermountain Power Agency, 5.25% due 7/1/2014 (Insured: Natl-Re)        A+/Baa2       2,300,000     2,401,660
          Murray City,  0.13% due 5/15/2037 put 1/2/2013 (IHC Health Services,
          Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)                     AA+/Aa1      32,535,000    32,535,000
        Vermont -- 0.36%
          Vermont Colleges GO, 4.00% due 7/1/2017                                   A+/NR        5,375,000     5,870,629
          Vermont  Economic  Development   Authority,   5.00%  due  12/15/2020
          (Vermont Public Service Corp.)                                            NR/A3       14,250,000    16,693,447
        Virginia -- 0.34%
          Arlington  County  IDA,  5.00%  due  8/1/2013   (Arlington   County,
          Virginia Capital Projects)                                               AA+/Aa1       1,325,000     1,361,278
          City of Portsmouth GO, 5.00% due 7/1/2017 (Insured: AGM)                  AA/Aa2       2,000,000     2,131,680
          Fairfax County EDA, 5.00% due 8/1/2016                                   AA+/Aa2       2,600,000     2,941,406
          Fairfax  County  IDA,  4.00% due  5/15/2022  (Inova  Health  Systems
          Project)                                                                 AA+/Aa2       5,500,000     6,293,045
          Fairfax  County  IDA,  5.00% due  5/15/2022  (Inova  Health  Systems
          Project)                                                                 AA+/Aa2       5,000,000     6,159,650
          Upper Occoquan Sewage Authority, 5.00% due 7/1/2013 (Insured: AGM)       AAA/Aa1       1,000,000     1,023,770
          Virginia Public Building Authority, 5.00% due 8/1/2014                   AA+/Aa1       1,300,000     1,334,268
        Washington -- 1.75%
       a  Energy   Northwest,    5.00%   due   7/1/2013    (Bonneville   Power
          Administration Project 1)                                                AA-/Aa1       3,835,000     3,926,541
          Energy Northwest, 5.00% due 7/1/2014 (Wind Project; Insured: AMBAC)        A/A2        2,575,000     2,729,758
          Energy   Northwest,    5.00%   due   7/1/2017    (Bonneville   Power
          Administration Project 3)                                                AA-/Aa1       5,470,000     6,458,320
          Energy   Northwest,    5.00%   due   7/1/2017    (Bonneville   Power
          Administration Project 1)                                                AA-/Aa1       5,000,000     5,903,400
          King  County  Federal  Way School  District  No. 210 GO,  4.125% due
          12/1/2019 (Insured: Natl-Re/FGIC)                                        AA+/Aa1       2,000,000     2,268,560
          Port of Seattle, 5.50% due 9/1/2018 (Insured: Natl-Re/FGIC)                A/A1        5,000,000     5,997,200
          Seattle Municipal Light & Power, 5.00% due 2/1/2016                      AA-/Aa2       1,000,000     1,131,690
          Seattle Municipal Light & Power, 5.00% due 2/1/2017                      AA-/Aa2       2,000,000     2,331,420
          Skagit  County  Public  Hospital   District  No.  1  GO,  4.00%  due
          12/1/2017 (Skagit Regional Health)                                        NR/A1        1,000,000     1,100,460
          Skagit  County  Public  Hospital   District  No.  1  GO,  4.00%  due
          12/1/2018 (Skagit Regional Health)                                        NR/A1        1,270,000     1,415,110
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2019 (Skagit Regional Health)                                        NR/A1        1,695,000     2,001,015
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2020 (Skagit Regional Health)                                        NR/A1        1,570,000     1,873,811
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2021 (Skagit Regional Health)                                        NR/A1        3,135,000     3,750,965
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2022 (Skagit Regional Health)                                        NR/A1        3,635,000     4,368,507
          Skagit  County  Public  Hospital   District  No.  2  GO,  4.00%  due
          12/1/2018 (Island Hospital)                                               NR/A1        1,000,000     1,115,450
          Skagit  County  Public  Hospital   District  No.  2  GO,  4.00%  due
          12/1/2019 (Island Hospital)                                               NR/A1        1,000,000     1,116,640
          Skagit  County  Public  Hospital   District  No.  2  GO,  4.00%  due
          12/1/2020 (Island Hospital)                                               NR/A1        1,000,000     1,120,010
          Skagit  County  Public  Hospital   District  No.  2  GO,  4.00%  due
          12/1/2021 (Island Hospital)                                               NR/A1        1,000,000     1,115,400
          Skagit  County  Public  Hospital   District  No.  2  GO,  5.00%  due
          12/1/2022 (Island Hospital)                                               NR/A1        1,700,000     2,039,762
          Snohomish  County  Public  Utilities  District,  5.00% due 12/1/2015
          pre-refunded 6/1/2014 (Insured: AGM)                                     AA-/Aa3       5,015,000     5,348,046
          State of Washington  COP,  5.00% due 7/1/2019  (State & Local Agency
          Real & Personal Property Projects) (State Aid Withholding)                NR/Aa2       1,000,000     1,215,330
          State of Washington  COP,  5.00% due 7/1/2020  (State & Local Agency
          Real & Personal Property Projects) (State Aid Withholding)                NR/Aa2       3,290,000     4,035,942
       a  State of Washington  COP,  5.00% due 7/1/2021  (State & Local Agency
          Real & Personal Property Projects) (State Aid Withholding)                NR/Aa2       3,125,000     3,864,219
          State of Washington  COP,  5.00% due 7/1/2022  (State & Local Agency
          Real & Personal Property Projects) (State Aid Withholding)                NR/Aa2       3,000,000     3,729,780
          State of  Washington  GO, 0% due 1/1/2018  (Stadium  and  Exhibition
          Center; Insured: Natl-Re/FGIC)                                           AA+/Aa1       4,000,000     3,730,480
          State of  Washington  GO, 0% due 1/1/2019  (Stadium  and  Exhibition
          Center; Insured: Natl-Re/FGIC)                                           AA+/Aa1       3,000,000     2,713,470
          State of Washington  GO, 0% due  12/1/2019  (Motor  Vehicle  Capital
          Appreciation; Insured: Natl-Re)                                          AA+/Aa1       3,030,000     2,671,884
          State of  Washington  Public Power Supply  Systems,  0% due 7/1/2013
          (Nuclear Project No. 3; Insured: Natl-Re/IBC)                            AA-/Aa1       1,760,000     1,756,656
          State of  Washington  Public Power Supply  Systems,  0% due 7/1/2015
          (Nuclear Project No. 3; Insured: Natl-Re/IBC)                            AA-/Aa1       3,000,000     2,944,020
          Washington  Health Care  Facilities  Authority,  5.00% due  7/1/2013
          (Overlake Hospital Medical Center; Insured: AGM)                         AA-/Aa3       1,000,000     1,022,040
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2013
          (Multicare Health Systems)                                                AA-/A1       1,250,000     1,281,950
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2014
          (Multicare Health Systems)                                                AA-/A1       1,500,000     1,587,165
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2015
          (Multicare Health Systems)                                                AA-/A1       2,000,000     2,178,220
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2016
          (Multicare Health Systems)                                                AA-/A1       2,075,000     2,308,541
          Washington  Health Care Facilities  Authority,  5.375% due 12/1/2016
          (Group Health Cooperative of Puget Sound; Insured: AMBAC)                 BB+/NR       2,000,000     2,003,440
          Washington  Health Care  Facilities  Authority,  5.00% due  7/1/2017
          (Overlake Hospital Medical Center)                                        A-/A3        1,245,000     1,380,344
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2017
          (Multicare Health Systems)                                                AA-/A1       1,000,000     1,132,470
          Washington  Health Care  Facilities  Authority,  5.25% due  8/1/2018
          (Highline Medical Center; Insured: FHA 242)                               AA-/NR       7,955,000     9,209,901
          Washington  Health Care  Facilities  Authority,  5.00% due 8/15/2018
          (Multicare Health Systems)                                                AA-/A1       2,000,000     2,305,900
          Washington  Health Care  Facilities  Authority,  5.00% due  7/1/2019
          (Overlake Hospital Medical Center)                                        A-/A3        1,050,000     1,186,752
          Washington  Health Care  Facilities  Authority,  4.75% due  7/1/2020
          (Overlake Hospital Medical Center)                                        A-/A3        1,000,000     1,124,270
        West Virginia -- 0.28%
          City of Clarksburg, 5.25% due 9/1/2019 (Insured: Natl-Re/FGIC)            BBB/NR       1,425,000     1,444,722
          Kanawha,  Mercer,  Nicholas  Counties  Single  Family  Mtg,  0%  due
          2/1/2015 pre-refunded 2/1/2014                                            NR/Aaa       2,260,000     2,020,530
          Mason County PCR,  2.00% due 10/1/2022  put  10/1/2014  (Appalachian
          Power Co.)                                                               NR/Baa2       1,500,000     1,523,190
          Monongalia   County   Building   Commission,   5.25%  due   7/1/2020
          (Monongalia General Hospital)                                             A-/NR        3,880,000     4,101,742
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,022,140
          West Virginia EDA PCR, 4.85% due 5/1/2019 put 9/4/2013  (Appalachian
          Power Company)                                                           BBB/Baa2      1,000,000     1,022,140
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2020 (Higher Education Facilities)                                    A+/Aa3       1,000,000     1,219,610
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2021 (Higher Education Facilities)                                    A+/Aa3       1,000,000     1,229,900
          West  Virginia  Higher  Education  Policy   Commission,   5.00%  due
          4/1/2022 (Higher Education Facilities)                                    A+/Aa3       1,500,000     1,849,440
          West Virginia University, 0% due 4/1/2013 (Insured: AMBAC)                A+/Aa3       2,000,000     1,997,300
        Wisconsin -- 0.87%
          City of La Crosse GO, 2.00% due 12/1/2013                                 AA/NR        1,400,000     1,420,790
          Fox  Valley  Technical  College  District  GO,  2.00% due  12/1/2014
          (School Facilities Additions, Enlargements & Improvements)                NR/Aaa       4,520,000     4,657,634
          Fox  Valley  Technical  College  District  GO,  3.00% due  12/1/2015
          (School Facilities Additions, Enlargements & Improvements)                NR/Aaa       4,515,000     4,828,251
          State of  Wisconsin,  5.00% due  7/1/2015  (Petroleum  Environmental
          Cleanup Fund Award Program)                                               AA/Aa2       4,000,000     4,426,560
          State of Wisconsin GO, 5.00% due 5/1/2015 pre-refunded 5/1/2013           AA/NR        1,500,000     1,523,670
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2014 (Aurora Health Care, Inc.)                                      NR/A3        4,265,000     4,521,070
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2015 (Aurora Health Care, Inc.)                                      NR/A3        4,100,000     4,469,779
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2016 (Aurora Health Care, Inc.)                                      NR/A3        3,695,000     4,118,484
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          4/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        1,295,000     1,456,396
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2017 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,108,710
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/15/2017 (Aurora Health Care, Inc.)                                      NR/A3        5,025,000     5,681,014
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2018 (Agnesian Health Care, Inc.)                                     A-/A3        1,855,000     2,092,440
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2019 (Agnesian Health Care, Inc.)                                     A-/A3        1,000,000     1,126,760
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2020 (Agnesian Health Care, Inc.)                                     A-/A3        2,110,000     2,401,433
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2020 (ProHealth Care, Inc.)                                          A+/A1        1,075,000     1,261,373
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2021 (ProHealth Care, Inc.)                                          A+/A1        2,575,000     3,021,891
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2022 (ProHealth Care, Inc.)                                          A+/A1        1,600,000     1,859,360
          Wisconsin  Health &  Educational  Facilities  Authority,  5.125% due
          8/15/2027 put 8/15/2016 (Aurora Health Care, Inc.)                        NR/A3        4,500,000     4,990,140

TOTAL INVESTMENTS -- 98.52% (Cost $5,936,603,850)                                                         $6,217,811,190

OTHER ASSETS LESS LIABILITIES -- 1.48%                                                                        93,319,595

NET ASSETS -- 100.00%                                                                                     $6,311,130,785

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
BHAC       Insured by Berkshire Hathaway Assurance Corp.
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
DFA        Development Finance Authority
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FNMA       Collateralized by Federal National Mortgage Association
FSA        Insured by Financial Security Assurance Co.
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
HFA        Health Facilities Authority
HFFA       Health Facilities Financing Authority
IBC        Insured Bond Certificate
IDA        Industrial Development Authority
ISD        Independent School District
JEA        Jacksonville Electric Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
NCSL       National Conference of State Legislature
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  6,217,811,190      $           --     $  6,217,811,190    $            --

Total Investments in Securities        $  6,217,811,190      $           --     $  6,217,811,190    $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg Intermediate Municipal Fund                                                   December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value

        Alabama -- 1.27%
          Alabama  Drinking  Water  Finance  Authority,  5.25%  due  8/15/2015
          (Insured: AMBAC)                                                          NR/NR     $  1,200,000 $   1,315,488
          Alabama Public School & College Authority, 5.00% due 5/1/2016             NR/Aa1       2,000,000     2,276,680
          City of Mobile Industrial  Development Board PCR, 1.65% due 6/1/2034
          put 3/20/2017 (Alabama Power Company Barry Plant Project)                  A/A2        2,000,000     2,053,920
          East Alabama  Health Care  Authority GO, 5.00% due 9/1/2027  (Health
          Care Facilities Capital Improvements)                                      A/NR        1,250,000     1,392,775
          Montgomery Water Works & Sanitary Sewer Board, 4.00% due 9/1/2014        AAA/Aa1       1,310,000     1,385,469
          Montgomery Water Works & Sanitary Sewer Board, 5.00% due 9/1/2017        AAA/Aa1       2,185,000     2,582,845
          University of Alabama at Birmingham Hospital, 5.25% due 9/1/2025          A+/A1        2,000,000     2,215,960
        Alaska -- 0.49%
          Alaska   Municipal   Bond  Bank,   5.00%  due  10/1/2017   (Insured:
          Natl-Re/FGIC)                                                             AA/Aa2       2,470,000     2,688,521
          City of Valdez Alaska, 5.00% due 1/1/2021 (BP Pipelines, Inc.)             A/A2        2,000,000     2,416,880
        Arizona -- 2.46%
          Arizona HFA, 5.00% due 7/1/2017 (Catholic Health Care West)                A/A3        1,450,000     1,641,342
          City of Tucson GO, 9.75% due 7/1/2013 (ETM)                               AA-/NR         500,000       523,505
          Mohave County IDA, 7.25% due 5/1/2015 (Mohave Prison LLC)                BBB+/NR       4,630,000     5,085,916
          Phoenix  Civic  Improvement  Corp.,  5.00%  due  7/1/2017  (Insured:
          Natl-Re)                                                                  AA/Aa3       1,000,000     1,163,370
          Pima  County  IDA,  5.00%  due  12/1/2030   (Providence  Day  School
          Project)                                                                 BBB+/NR       2,000,000     2,075,360
          Salt Verde  Financial  Corporation,  5.25% due 12/1/2022 (Salt River
          Project Agricultural Improvement and Power District)                     A-/Baa2       2,000,000     2,377,780
          Salt Verde  Financial  Corporation,  5.25% due 12/1/2028 (Salt River
          Project Agricultural Improvement and Power District)                     A-/Baa2         735,000       892,143
          State of Arizona, 5.00% due 7/1/2019 (Insured: AGM)                      AA-/Aa3       7,280,000     8,797,516
          University  Medical Center Corp. GO, 5.00% due 7/1/2015 (Health Care
          Facilities)                                                             BBB+/Baa1      1,000,000     1,079,670
          University of Arizona, 5.00% due 8/1/2024                                AA-/Aa3       1,635,000     1,960,022
        California -- 10.08%
          Anaheim  Public  Financing  Authority,   0%  due  9/1/2023  (Anaheim
          Convention Center & Walt Disney Co. Development Agreement;  Insured:
          AGM)                                                                     AA-/Aa3      10,000,000     6,513,300
          Brentwood  Infrastructure  Financing Authority,  5.00% due 11/1/2026
          (Insured: AGM)                                                            AA-/NR       2,000,000     2,217,860
          California  Educational  Facilities  Authority,  5.50% due  4/1/2029
          (Pitzer College)                                                          NR/A3        3,000,000     3,403,680
          California  HFFA,  5.00% due  11/15/2022  (Children's  Hospital  Los
          Angeles)                                                                BBB+/Baa2      1,000,000     1,152,690
          California  HFFA,  5.00% due  11/15/2023  (Children's  Hospital  Los
          Angeles)                                                                BBB+/Baa2      1,000,000     1,137,470
          California HFFA, 5.25% due 3/1/2027 (Catholic Health Care)                 A/A3        5,250,000     6,038,235
          California  Infrastructure  & Economic  Development  Bank, 5.75% due
          8/15/2029 (King City Joint Union High School District)                    A-/NR        1,500,000     1,684,920
          California   PCR  Financing   Authority,   5.25%  due  6/1/2023  put
          12/1/2017 (Solid Waste Disposal-Republic Services, Inc.) (AMT)           BBB/Baa3      2,000,000     2,256,780
          California  State Housing Finance  Agency,  4.55% due 2/1/2015 (Home
          Mtg; Insured: FGIC)                                                      BBB/Baa2      2,640,000     2,735,066
          California State Public Works Board,  5.00% due 6/1/2017 (Regents of
          University of California; Insured: Natl-Re/FGIC)                         AA-/Aa2       2,000,000     2,338,580
          California   State   Public   Works   Board,   5.00%  due   4/1/2028
          (Corrections & Rehabilitation and Judicial Council)                      BBB+/A2       2,500,000     2,840,575
          California  Statewide  Community  Development  Authority,  6.25% due
          8/15/2028 (Enloe Medical Center; Insured: California Mtg Insurance)       A-/NR        1,050,000     1,248,618
          California  Statewide  Community  Development  Authority,  6.00% due
          7/1/2030 (Aspire Public Schools)                                          NR/NR        7,045,000     7,262,831
          Carson  Redevelopment  Agency,  6.25% due  10/1/2022  (Redevelopment
          Project Area No. 1)                                                       A-/NR        1,620,000     1,875,053
          Carson  Redevelopment  Agency,  6.375% due 10/1/2024  (Redevelopment
          Project Area No. 1)                                                       A-/NR        1,300,000     1,546,311
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        4,000,000     4,123,000
          Corona-Norco USD COP, 5.00% due 4/15/2018 (Insured: AGM)                 AA-/Aa3       1,245,000     1,430,754
          Corona-Norco USD COP, 5.00% due 4/15/2021 (Insured: AGM)                 AA-/Aa3       1,000,000     1,156,740
          El Camino Hospital District,  6.25% due 8/15/2017  (Insured:  AMBAC)
          (ETM)                                                                     NR/NR          680,000       769,236
          Franklin-McKinley  School District GO, 5.25% due 8/1/2027  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,000,000     1,228,170
          Fresno  USD GO,  6.00%  due  8/1/2026  (Educational  Facilities  and
          Improvements; Insured: Natl-Re)                                          A+/Baa2       1,165,000     1,480,960
          Golden  West   Schools   Financing   Authority,   0%  due   8/1/2018
          pre-refunded 8/1/2013 (Insured: Natl-Re)                                 BBB/Baa2      2,140,000     1,556,443
          Grossmont  Union High School  District GO, 0% due  8/1/2025  (School
          Improvements; Insured: AGM)                                              AA-/Aa2       1,000,000       615,260
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      5,000,000     5,189,650
          Lodi Public  Financing  Authority,  5.00% due 10/1/2023 (City Police
          Building and Jail)                                                         A/NR        1,120,000     1,280,014
          Los Angeles Regional Airport  Improvement  Corp., 5.00% due 1/1/2017
          (LAX Fuel Corp.; Insured: AGM) (AMT)                                     AA-/Aa3       1,120,000     1,203,630
          M-S-R Energy Authority, 6.125% due 11/1/2029                              A-/NR        2,500,000     3,151,100
          Merced   Redevelopment   Agency,   6.25%  due   9/1/2029   (Gateways
          Redevelopment)                                                            NR/NR        1,500,000     1,604,190
          Mojave USD COP, 0% due 9/1/2021 (Insured: AGM)                            AA-/NR       1,095,000       783,374
          Mojave USD COP, 0% due 9/1/2023 (Insured: AGM)                            AA-/NR       1,100,000       679,228
          Pittsburg   Redevelopment  Agency,  0%  due  8/1/2025  (Los  Medanos
          Community Development Project; Insured: AMBAC)                           BBB+/NR       2,900,000     1,514,931
          Redwood City Redevelopment  Agency, 0% due 7/15/2023  (Redevelopment
          Area A-2; Insured: AMBAC)                                                 A-/NR        2,060,000     1,302,394
          San Jose  Redevelopment  Agency,  5.25% due  8/1/2027  (Merged  Area
          Redevelopment Project)                                                    A/Ba1        2,400,000     2,495,712
          San Jose  Redevelopment  Agency,  5.375% due  8/1/2028  (Merged Area
          Redevelopment Project)                                                    A/Ba1        1,175,000     1,226,583
          San  Mateo  Union  High  School   District   GO,  0%  due   9/1/2019
          (Educational Facilities Improvements; Insured: Natl-Re/FGIC)              AA/Aa1       3,000,000     2,635,920
          Saratoga  Union  School  District  GO,  0%  due  9/1/2023  (Insured:
          Natl-Re)                                                                 AA+/Aa2         900,000       633,438
          Southeast  Resource  Recovery  Facilities   Authority,   5.375%  due
          12/1/2013 (Insured: AMBAC) (AMT)                                          A+/A2        1,000,000     1,033,020
          State  of  California,   2.50%  due  6/20/2013  (General  Fund  Cash
          Management)                                                             SP-1+/Mig1     5,400,000     5,454,432
          State of California GO, 5.25% due 9/1/2026 (Kindergarten  University
          Facilities)                                                               A-/A1        5,000,000     5,976,350
          Trustees of the  California  State  University,  4.00% due 11/1/2029
          (Facilities Improvements)                                                 A+/Aa2       4,000,000     4,373,960
          Tuolumne Wind Project Authority, 5.875% due 1/1/2029 (Tuolumne Co.)       A+/A2        3,000,000     3,564,570
          Turlock Irrigation District, 5.00% due 1/1/2021                           A+/A2        1,750,000     2,078,773
          Victor  Elementary  School  District GO, 0% due  8/1/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       1,535,000       912,358
          Westminster  Redevelopment  Agency,  5.00% due 8/1/2024  (Commercial
          Redevelopment Project No. 1; Insured: AGM)                               AA-/Aa3       1,205,000     1,311,426
        Colorado -- 3.39%
          Adams County,  5.00% due 8/1/2014  (Platte  Valley  Medical  Center;
          Insured: Natl-Re/FHA 242)                                                 BBB/NR         965,000     1,021,887
          ADCOM  Public  Facilities  Leasing  Trust COP,  5.75% due  12/1/2016
          (Adams  County  Communications  Center,   Inc.-Emergency   Telephone
          System Project)                                                           NR/A1          885,000       887,053
          Denver  City  &  County  COP,   0.13%  due  12/1/2031  put  1/2/2013
          (Wellington E. Webb Municipal Office Building;  SPA:  JPMorgan Chase
          Bank) (daily demand notes)                                               AA+/Aa1       5,565,000     5,565,000
          Denver  Convention  Center  Hotel  Authority,  5.25%  due  12/1/2023
          (Insured: Syncora)                                                      BBB-/Baa3      2,430,000     2,578,497
          El Paso County School  District GO, 7.10% due  12/1/2013  (State Aid
          Withholding)                                                             AA-/Aa2         500,000       530,610
          Housing  Authority  of the City and  County  of  Denver,  5.20%  due
          11/1/2027   pre-refunded  11/1/2017  (Three  Towers  Rehabilitation;
          Insured: AGM)                                                             NR/Aaa       1,220,000     1,462,219
          Housing  Authority  of the City and  County  of  Denver,  5.20%  due
          11/1/2027 (Three Towers Rehabilitation; Insured: AGM)                     NR/Aa3       1,335,000     1,450,517
          Jefferson  County School  District No. R-1 GO, 5.00% due  12/15/2026
          (Educational Facility Improvements) (State Aid Withholding)              AA-/Aa2       8,000,000    10,289,760
          North  Range   Metropolitan   District  GO,  5.00%  due   12/15/2021
          (Insured: ACA)                                                            NR/NR        1,500,000     1,493,010
          Northwest  Parkway  Public  Highway  Authority,  5.20% due 6/15/2014
          (Insured: AGM) (ETM)                                                     AA-/Aa3       1,005,000     1,074,194
          Park Creek  Metropolitan  District,  5.25% due  12/1/2020  (Insured:
          AGM)                                                                      AA-/NR       1,120,000     1,341,469
          Public Authority for Colorado Energy Gas, 6.125% due 11/15/2023          A-/Baa2       2,000,000     2,484,400
          Regional  Transportation District COP, 5.50% due 6/1/2022 (FasTracks
          Transportation System Projects)                                           A-/Aa3       3,000,000     3,596,820
          Southlands   Metropolitan   District   GO,   7.00%   due   12/1/2024
          pre-refunded 12/1/2014                                                    AA+/NR       1,370,000     1,542,086
        Connecticut -- 0.33%
          Connecticut  Health & Educational  Facilities  Authority,  5.75% due
          7/1/2029 (Ethel Walker School)                                           BBB-/NR       1,350,000     1,475,969
          State of  Connecticut  GO Floating  Rate Note,  0.65% due  9/15/2017
          (Public Improvements)                                                     AA/Aa3       2,000,000     2,007,160
        Delaware -- 0.17%
          Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)                 BBB-/Baa3      1,785,000     1,805,742
        District of Columbia -- 1.64%
          District  of Columbia  Association  of  American  Medical  Colleges,
          5.00% due 2/15/2017 (Insured: AMBAC) (ETM)                                NR/NR        1,000,000     1,156,200
          District   of   Columbia   COP,   5.25%   due   1/1/2014   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        2,000,000     2,090,120
          District   of   Columbia   COP,   5.00%   due   1/1/2020   (Insured:
          Natl-Re/FGIC)                                                             A/Aa3        3,900,000     4,279,665
          District of Columbia GO, 6.00% due 6/1/2015 (Insured: Natl-Re)            A+/Aa2       3,000,000     3,372,480
          Metropolitan  Airports  Authority,  0% due  10/1/2023  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       4,890,000     3,168,524
          Metropolitan  Airports  Authority,  0% due  10/1/2024  (Dulles  Toll
          Road; Insured: AGM)                                                      AA-/Aa3       5,000,000     3,063,650
        Florida -- 8.68%
          Broward  County School Board COP,  5.00% due 7/1/2020  (Master Lease
          Purchase Agreement; Insured: AGM)                                        AA-/Aa3       1,000,000     1,108,440
          Broward  County School Board COP,  5.00% due 7/1/2026  (Master Lease
          Purchase Agreement)                                                       A/Aa3        3,000,000     3,487,440
          Broward  County School Board COP,  5.00% due 7/1/2027  (Master Lease
          Purchase Agreement)                                                       A/Aa3        2,000,000     2,310,640
          City of  Gainesville,  0.14% due 10/1/2026  put 1/2/2013  (Utilities
          Systems; SPA: SunTrust Bank) (daily demand notes)                         AA/Aa2       4,940,000     4,940,000
          City of Lakeland, 5.00% due 10/1/2018 (Energy System; Insured: AGM)       AA/Aa3       2,000,000     2,379,040
          City of Lakeland, 5.25% due 10/1/2036 (Energy System)                     AA/A1        2,770,000     3,643,464
          Correctional   Privatization  Commission  COP,  5.00%  due  8/1/2017
          (Insured: AMBAC)                                                         AA+/Aa2       1,000,000     1,065,270
          Escambia  County  HFA,  5.95%  due  7/1/2020  (Florida  Health  Care
          Facility Loan; Insured: AMBAC)                                            NR/NR        2,180,000     2,274,111
          Flagler County School Board COP, 5.00% due 8/1/2020 (Insured: AGM)       AA-/Aa3       2,560,000     2,822,605
          Florida Board of Education GO, 9.125% due 6/1/2014 (Capital Outlay)      AAA/Aa1         165,000       170,820
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2020  (Insured:
          Natl-Re)                                                                 A-/Baa2       1,000,000     1,125,590
          Florida  Municipal  Loan  Council,  5.00%  due  10/1/2024  (Insured:
          Natl-Re)                                                                 A-/Baa2       2,235,000     2,467,887
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2018 (South Florida Evaluation Treatment)                            AA+/NR       2,090,000     2,286,439
          Florida  State  Department  of  Children & Families  COP,  5.00% due
          10/1/2019 (South Florida Evaluation Treatment)                            AA+/NR       2,255,000     2,466,947
          Florida State  Department  of  Environmental  Protection,  5.00% due
          7/1/2017 (Florida Forever; Insured: Natl-Re/FGIC)                         AA-/A1       1,000,000     1,033,300
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3         875,000       972,694
          Highlands  County  HFA,  5.00%  due  11/15/2019   (Adventist  Health
          Hospital)                                                                AA-/Aa3       1,100,000     1,222,815
          Hillsborough  County,  5.00% due 3/1/2017 (Water & Wastewater System
          Capital Improvements; Insured: Natl-Re/FGIC)                              A+/A1        5,630,000     6,128,255
          Hollywood  Community   Redevelopment   Agency,  5.00%  due  3/1/2021
          (Insured: Syncora)                                                        NR/A3        3,000,000     3,232,710
          Lake  County  School  Board  Master  Lease  Program  COP,  5.00% due
          6/1/2026 (School District Facility Projects)                               A/NR        1,210,000     1,383,647
          Manatee County, 5.00% due 10/1/2016 (Insured: AMBAC)                     AA-/Aa2       1,000,000     1,067,120
          Marion  County  Hospital  District,   5.00%  due  10/1/2022  (Munroe
          Regional Health)                                                          NR/A3        1,000,000     1,099,950
          Miami Dade County GO, 5.00% due 10/1/2023 (Seaport Properties)           AA-/Aa2       1,040,000     1,234,397
          Miami  Dade  County  GO,   6.25%  due  7/1/2026   (Building   Better
          Communities)                                                             AA-/Aa2       2,130,000     2,618,324
          Miami Dade County School Board COP,  5.00% due  10/1/2021  (Insured:
          AMBAC)                                                                     A/A1        3,035,000     3,541,541
          Miami Dade County  School Board COP,  5.25% due  5/1/2022  (Insured:
          AGM)                                                                     AA-/Aa3       2,600,000     3,071,848
          Miami GO, 5.375% due 9/1/2015 (Insured: Natl-Re)                          BBB/A2       1,000,000     1,002,850
          Orange County HFA, 6.25% due 10/1/2013  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2          440,000       456,764
          Orange County HFA, 6.25% due 10/1/2016  (Orlando Regional  Hospital;
          Insured: Natl-Re)                                                          A/A2        2,545,000     2,807,440
          Orange County HFA, 5.125% due 10/1/2026 (Orlando Health)                   A/A2        2,000,000     2,228,440
          Palm Beach County School Board COP, 5.00% due 8/1/2032 put 8/1/2016       NR/Aa3       1,500,000     1,711,140
          Polk County Utility System, 5.00% due 10/1/2026                           A+/Aa3       3,440,000     4,102,750
          Sarasota  County  Public   Hospital  Board,   2.404%  due  10/1/2021
          (Sarasota Memorial Hospital; Insured: Natl-Re)                            BBB/A1       2,000,000     2,040,040
          South Miami HFA, 5.00% due 8/15/2022 (Baptist Health Group)               AA/Aa2       1,500,000     1,705,215
          St. Johns County IDA, 5.85% due 8/1/2024 (Presbyterian Retirement)        NR/NR        4,885,000     5,130,374
          State of Florida Board of Governors,  4.00% due 7/1/2023 (University
          System Capital Improvement)                                               AA/Aa2       4,565,000     5,104,081
          State  of   Florida   GO,   5.00%  due   7/1/2025   (Department   of
          Transportation Right of Way and Bridge Construction)                     AAA/Aa1       2,620,000     2,703,735
          Tampa Health  Systems,  5.50% due 11/15/2013  (Catholic  Health East
          Group; Insured: Natl-Re)                                                 BBB/Aa2       1,050,000     1,092,189
          University  of Central  Florida  COP  Convocation  Corp.,  5.00% due
          10/1/2019 (Insured: Natl-Re/FGIC)                                         BBB/NR       1,135,000     1,181,932
        Georgia -- 2.00%
          City of Atlanta  Water & Wastewater,  5.50% due 11/1/2022  (Insured:
          Natl-Re/FGIC)                                                              A/A1          530,000       652,510
          City of Atlanta  Water & Wastewater,  5.50% due 11/1/2024  (Insured:
          AGM)                                                                     AA-/Aa3       5,000,000     5,832,950
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2023  (Athens
          Regional Medical Center)                                                  AA/Aa1       2,060,000     2,496,782
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2024  (Athens
          Regional Medical Center)                                                  AA/Aa1       2,310,000     2,760,519
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2025  (Athens
          Regional Medical Center)                                                  AA/Aa1         525,000       623,212
          Clarke  County  Hospital  Authority,   5.00%  due  1/1/2026  (Athens
          Regional Medical Center)                                                  AA/Aa1         725,000       857,443
          Fulton County  Development  Authority,  5.00% due 10/1/2019 (Georgia
          Tech Athletic Association)                                                NR/A2        3,000,000     3,607,530
          Municipal  Electric   Authority  of  Georgia,   6.60%  due  1/1/2018
          (Insured: Natl-Re)                                                        BBB/A1       2,345,000     2,575,865
          Valdosta & Lowndes County  Hospital  Authority,  5.00% due 10/1/2024
          (South Medical Center)                                                   AA-/Aa2       1,200,000     1,423,272
        Guam -- 0.72%
          Guam Power  Authority,  5.00% due 10/1/2023  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       2,000,000     2,350,220
          Guam Power  Authority,  5.00% due 10/1/2024  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       2,000,000     2,318,000
          Guam Power  Authority,  5.00% due 10/1/2025  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       2,500,000     2,874,225
        Hawaii -- 1.21%
          Hawaii   Department   of  Budget  &  Finance,   6.40%  due  7/1/2013
          (Kapiolani Health Care; Insured: Natl-Re)                                 BBB/A3         455,000       456,843
          State of Hawaii GO, 5.00% due 12/1/2027                                   AA/Aa2      10,000,000    12,139,100
        Illinois -- 7.47%
          Chicago Transit Authority,  5.00% due 12/1/2018  (Bombardier Transit
          Rail System)                                                              AA/Aa3       1,500,000     1,783,905
          City of Chicago,  6.25% due  11/15/2013  (Near South  Redevelopment;
          Insured: ACA)                                                             NR/NR          875,000       875,604
          City  of  Chicago,  5.00%  due  1/1/2014  (Wastewater   Transmission
          Project)                                                                  A+/Aa3       1,485,000     1,550,503
          City of Chicago, 5.30% due 1/1/2014 (Lincoln Belmont; Insured: ACA)       NR/NR          855,000       856,334
          City  of  Chicago,  0% due  11/15/2014  (Near  South  Redevelopment;
          Insured: ACA)                                                             NR/NR        1,440,000     1,313,784
          City of  Chicago,  5.00%  due  1/1/2019  (Midway  Airport;  Insured:
          AMBAC) (AMT)                                                              A-/A3        1,210,000     1,277,893
          City  of  Chicago,   0.15%  due  1/1/2034  put  1/2/2013  (Liquidity
          Facility; SPA: JPMorgan Chase Bank) (daily demand notes)                 AAA/Aa3       1,430,000     1,430,000
          City of Mount Vernon GO,  4.00% due  12/15/2025  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       1,900,000     1,993,898
          City of Mount Vernon GO,  4.00% due  12/15/2026  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       1,975,000     2,065,376
          City of Mount Vernon GO,  4.00% due  12/15/2027  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       2,055,000     2,137,385
          City of Mount Vernon GO,  4.00% due  12/15/2028  (Various  Municipal
          Capital Improvements; Insured: AGM)                                      AA-/Aa3       2,140,000     2,221,256
          City of Waukegan GO, 4.00% due 12/30/2015 (Insured: AGM)                  NR/Aa3         500,000       536,080
          City of Waukegan GO, 5.00% due 12/30/2016 (Insured: AGM)                  NR/Aa3       1,500,000     1,686,315
          City of Waukegan GO, 5.00% due 12/30/2017 (Insured: AGM)                  NR/Aa3       1,680,000     1,914,410
          City of Waukegan GO, 5.00% due 12/30/2018 (Insured: AGM)                  NR/Aa3       2,000,000     2,314,420
          Cook County GO, 5.25% due 11/15/2024                                      AA/Aa3       3,000,000     3,542,670
          Cook County GO, 4.00% due 11/15/2029                                      AA/Aa3       4,000,000     4,286,000
          Cook County School District GO, 0% due 12/1/2022 (ETM)                    NR/NR        2,000,000     1,609,880
          Illinois  Educational  Facilities  Authority,  5.00%  due  11/1/2016
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,105,450
          Illinois  Educational  Facilities  Authority,  5.75%  due  11/1/2028
          (Rush University Medical Center)                                          A-/A2        1,000,000     1,132,960
          Illinois  Finance  Authority,  5.00% due 11/1/2016  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,277,120
          Illinois  Finance  Authority,  5.00% due 11/1/2017  (Central  DuPage
          Health)                                                                   AA/NR        2,000,000     2,326,140
          Illinois Finance Authority,  5.00% due 8/1/2022 (Bradley University;
          Insured: Syncora)                                                          A/NR        1,000,000     1,073,720
          Illinois Finance Authority, 6.125% due 11/1/2023 (Advocate Health)        AA/Aa2       5,175,000     6,323,746
          Illinois  HFA,  5.70% due 2/20/2021  (Midwest  Care  Centers,  Inc.;
          Collateralized GNMA)                                                      NR/Aa1         695,000       698,260
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 (Insured: AGM) (ETM)                               NR/Aa2          45,000        43,447
          McHenry & Lake Counties Community  Consolidated  School District No.
          15 GO, 0% due 1/1/2017 (Insured: AGM)                                     NR/Aa2         955,000       880,185
          Metropolitan  Pier &  Exposition  Authority,  5.00%  due  12/15/2022
          (McCormick Place Expansion Project)                                       AAA/NR       1,000,000     1,247,570
          Railsplitter Tobacco Settlement Authority, 5.50% due 6/1/2023             A-/NR       13,000,000    15,521,480
          Southern Illinois University, 0% due 4/1/2014 (Insured: Natl-Re)          BBB/A2       1,425,000     1,386,568
          Southern  Illinois   University,   5.00%  due  4/1/2014  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,350,000     1,421,712
          Southern  Illinois   University,   5.25%  due  4/1/2019  (Housing  &
          Auxiliary Facilities System; Insured: Natl-Re)                            A+/A2        1,000,000     1,207,020
          Southwestern  Illinois  Development  Authority,   0%  due  12/1/2024
          (Insured: AGM)                                                            AA-/NR       2,975,000     1,882,491
          State of Illinois, 5.00% due 6/15/2018 (Build Illinois)                   AAA/NR       2,000,000     2,388,520
          Tazewell  County School  District GO, 9.00% due 12/1/2024  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,205,000     1,922,156
          University of Illinois, 0% due 4/1/2014 (Insured: Natl-Re)               BBB/Aa2       1,590,000     1,572,653
        Indiana -- 6.17%
          Allen  County Jail  Building  Corp.,  5.00% due  4/1/2018  (Insured:
          Syncora)                                                                  NR/Aa2       2,495,000     2,800,139
          Allen County Redevelopment District, 5.00% due 11/15/2018                 NR/A2        1,560,000     1,692,179
          Board of Trustees for the Vincennes University, 5.375% due 6/1/2022       NR/Aa3         895,000     1,090,817
          Carmel  Redevelopment  Authority,  0% due 2/1/2016  (Performing Arts
          Center)                                                                  AA+/Aa1       1,730,000     1,677,200
          Carmel  Redevelopment  Authority,  0% due 2/1/2021  (Performing Arts
          Center)                                                                  AA+/Aa1       2,000,000     1,617,900
          Carmel Redevelopment Authority,  3.75% due 8/1/2028 (Keystone Avenue
          Right of Way; Insured: State Intercept)                                   AA+/NR      13,735,000    14,528,471
          Carmel Redevelopment  District COP, 6.50% due 7/15/2035  (Performing
          Arts Center)                                                              NR/NR        2,730,000     2,914,493
          Clay  Multi-School  Building Corp.,  4.00% due 7/15/2013  (State Aid
          Withholding)                                                              AA+/NR       1,290,000     1,310,885
          Clay  Multi-School  Building Corp.,  5.00% due 1/15/2018  (State Aid
          Withholding)                                                              AA+/NR       1,735,000     2,034,947
          Fort Wayne  Redevelopment  Authority,  5.00% due 8/1/2023  (Harrison
          Square; Insured: AGM)                                                     NR/Aa2       2,290,000     2,607,509
          Hobart  Building  Corp.,  6.50%  due  7/15/2019  (Insured:  Natl-Re)
          (State Aid Withholding)                                                   AA+/NR       1,000,000     1,313,590
          Indiana  Bond  Bank,  5.25%  due  10/15/2020  (Natural  Gas  Utility
          Improvements)                                                             NR/A2        5,340,000     6,134,111
          Indiana Bond Bank,  5.25% due 4/1/2023  (Hendricks  Regional  Health
          Financing Program; Insured: AMBAC)                                        AA/NR        2,000,000     2,506,940
          Indiana Finance Authority, 5.00% due 3/1/2019 (University Health)         A+/A1        5,000,000     5,808,900
          Indiana Finance Authority, 5.25% due 9/15/2022 (Marian University)       BBB-/NR       2,480,000     2,698,240
          Indiana Finance Authority, 5.25% due 9/15/2023 (Marian University)       BBB-/NR       2,605,000     2,820,329
          Indiana Finance Authority,  0.13% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa3       6,900,000     6,900,000
          Indiana  Finance  Authority,  4.10%  due  11/15/2046  put  11/3/2016
          (Ascension Health)                                                       AA+/Aa1       1,000,000     1,105,820
          Indiana  Health  Facility  Financing  Authority,  5.75% due 9/1/2015
          (Methodist Hospital of Indiana, Inc.) (ETM)                               AA+/A3         445,000       453,313
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2017  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,131,480
          Noblesville  Redevelopment  Authority,  5.00%  due  8/1/2020  (146th
          Street Extension)                                                         AA-/NR       1,000,000     1,114,340
        Iowa -- 0.30%
          Coralville  COP, 5.25% due 6/1/2022  (Marriott  Hotel and Convention
          Center)                                                                  NR/Baa2       2,980,000     3,103,551
        Kansas -- 1.07%
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1    10,000,000    10,000,900
          Wyandotte  County School  District GO, 5.00% due 9/1/2014  (Insured:
          Natl-Re/FGIC)                                                             NR/A1        1,030,000     1,101,997
        Kentucky -- 0.80%
          Kentucky EDA, 5.85% due 10/1/2015 (Norton Healthcare; Insured:
          Natl-Re)                                                                 BBB/Baa2      2,845,000     2,966,766
          Kentucky  EDA,  0%  due  10/1/2024  (Norton   Healthcare;   Insured:
          Natl-Re)                                                                 BBB/Baa2      6,130,000     3,679,042
          Kentucky EDA, 5.75% due 12/1/2028 (Louisville Arena; Insured: AGM)       AA-/Aa3       1,500,000     1,674,570
        Louisiana -- 2.47%
          Law  Enforcement  District of the Parish of  Plaquemines,  5.00% due
          9/1/2023                                                                 BBB+/NR       1,230,000     1,353,381
          Law  Enforcement  District of the Parish of  Plaquemines,  5.00% due
          9/1/2025                                                                 BBB+/NR       1,350,000     1,470,528
          Law  Enforcement  District of the Parish of  Plaquemines,  5.15% due
          9/1/2027                                                                 BBB+/NR       1,490,000     1,629,419
          Law  Enforcement  District of the Parish of  Plaquemines,  5.30% due
          9/1/2029                                                                 BBB+/NR       1,650,000     1,812,806
          Louisiana Local Government Environment  Facilities Authority,  5.00%
          due 3/1/2014 (Independence Stadium)                                        A/NR        1,000,000     1,042,510
          Louisiana  Office  Facilities  Corp.,   5.00%  due  5/1/2014  (State
          Capitol)                                                                  NR/Aa3       1,000,000     1,057,380
          Louisiana  Offshore  Terminal  Authority,  2.125% due  10/1/2037 put
          10/1/2015 (Loop LLC Project)                                              A-/NR        2,500,000     2,534,125
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2022 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3       1,590,000     1,732,750
          Morehouse  Parish PCR,  5.25% due  11/15/2013  (International  Paper
          Co.)                                                                     BBB/Baa3      3,000,000     3,097,320
          New Orleans Aviation Board, 5.25% due 1/1/2018 (Insured: AGM) (AMT)      AA-/Aa3       1,000,000     1,151,340
          New Orleans Aviation Board, 5.25% due 1/1/2020 (Insured: AGM)            AA-/Aa3       2,000,000     2,258,000
          New  Orleans  Regional  Transit   Authority,   5.00%  due  12/1/2023
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,177,540
          New  Orleans  Regional  Transit   Authority,   5.00%  due  12/1/2024
          (Insured: AGM)                                                           AA-/Aa3       1,000,000     1,170,180
          St. Tammany Parish, 5.00% due 6/1/2019 (Insured: CIFG)                    A+/NR        1,300,000     1,446,718
          St. Tammany Parish, 5.00% due 6/1/2020 (Insured: CIFG)                    A+/NR        1,000,000     1,106,640
          Terrebonne  Parish Hospital  Service  District 1, 5.00% due 4/1/2028
          (General Medical Center)                                                   A/A2        1,500,000     1,636,875
        Massachusetts -- 1.20%
          Massachusetts  Educational  Financing Authority,  5.50% due 1/1/2022
          (Student Loan Review)                                                     AA/NR        1,130,000     1,324,292
          Massachusetts   School  Building  Authority,   5.00%  due  8/15/2030
          pre-refunded 8/15/2015 (Insured: AGM)                                    AA-/Aa1      10,000,000    11,152,000
        Michigan -- 4.18%
          City of Detroit,  5.00% due 7/1/2015 (Water Supply System;  Insured:
          AGM)                                                                     AA-/Aa3       1,260,000     1,355,256
          City of Detroit,  4.25% due 7/1/2016 (Water Supply System;  Insured:
          Natl-Re)                                                                 BBB/Baa2      1,100,000     1,175,559
          City  of  Detroit,  5.25%  due  7/1/2020  (Sewage  Disposal  System;
          Insured: Natl-Re)                                                        A+/Baa2       3,000,000     3,330,210
          City of Troy Michigan GO, 5.00% due 10/1/2016                             AAA/NR       1,060,000     1,204,637
          Detroit  City  School  District  GO,  5.25%  due  5/1/2026   (School
          Building & Site Improvement; Insured: AGM/Q-SBLF)                        AA-/Aa2       3,150,000     3,775,495
          Detroit  City  School  District  GO,  5.25%  due  5/1/2027   (School
          Building & Site Improvement; Insured: AGM/Q-SBLF)                        AA-/Aa2       1,000,000     1,205,100
          Kalamazoo  Hospital Finance  Authority,  6.25% due 6/1/2014 (Borgess
          Medical Center; Insured: FGIC) (ETM)                                     AA+/Aaa         650,000       700,681
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2019 (Bronson
          Hospital; Insured: AGM)                                                  AA-/Aa3       2,000,000     2,331,680
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2022 (Bronson
          Hospital; Insured: AGM)                                                   NR/Aa3       2,470,000     2,912,846
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2026 (Bronson
          Hospital)                                                                 NR/A2        1,285,000     1,460,531
          Kent Hospital Finance  Authority,  7.25% due 1/15/2013  (Butterworth
          Hospital; Insured: Natl-Re) (ETM)                                         AA/Aa3          85,000        85,131
          Michigan  Finance  Authority,  5.00% due 4/1/2026  (Government  Loan
          Program)                                                                  A+/NR        1,580,000     1,760,705
          Michigan  Public  Educational   Facilities   Authority,   5.50%  due
          9/1/2022 (Black River School)                                             NR/NR        1,110,000     1,111,732
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR          975,000     1,049,870
          Michigan State Building  Authority,  5.25% due 10/15/2017  (Insured:
          AGM)                                                                     AA-/Aa3       2,450,000     2,538,323
          Michigan  State  Building  Authority,  0% due  10/15/2025  (Insured:
          Natl-Re/FGIC)                                                             A+/Aa3       6,000,000     3,453,840
          Michigan  State  Hospital  Finance  Authority,  5.00% due 11/15/2024
          (Sparrow Health System)                                                   A+/A1        2,140,000     2,338,442
          Michigan  State  Hospital  Finance  Authority,  5.00% due  7/15/2025
          (Oakwood Health System)                                                    A/A2        3,000,000     3,246,090
          Michigan  Strategic  Fund,  5.25% due 10/15/2023  (Michigan House of
          Representatives Facilities; Insured: AGM)                                AA-/Aa3       1,000,000     1,127,470
          Royal Oak Hospital Finance  Authority,  5.25% due 8/1/2016  (William
          Beaumont Hospital)                                                         A/A1        2,000,000     2,203,220
          Royal Oak Hospital Finance  Authority,  8.00% due 9/1/2029  (William
          Beaumont Hospital)                                                         A/A1        2,540,000     3,235,655
          State of Michigan  Trunk Line Fund,  5.50% due  11/1/2020  (Insured:
          AGM)                                                                     AA+/Aa2       1,500,000     1,953,390
        Minnesota -- 0.67%
          City of St. Cloud, 5.00% due 5/1/2014 (Centracare Health System)          NR/A1          835,000       880,307
          Housing &  Redevelopment  Authority of the City of St.  Paul,  5.25%
          due 5/15/2020 (HealthPartners Health System)                              A-/A3        1,965,000     2,143,402
          Housing &  Redevelopment  Authority  of the City of St. Paul and the
          City of  Minneapolis,  6.00% due  12/1/2018  (HealthPartners  Health
          System)                                                                   A-/A3        1,000,000     1,045,350
          Minnesota  Agriculture  &  Economic  Development  Board,  5.50%  due
          2/15/2025 (Essential Healthcare; Insured: AGM)                            AA-/NR       2,500,000     2,958,725
        Mississippi -- 0.91%
          Medical  Center  Educational  Building  Corp.,  4.00%  due  6/1/2014
          (University of Mississippi Medical Center)                               AA-/Aa2       1,240,000     1,296,011
          Mississippi  Development Bank, 5.00% due 3/1/2018  (Municipal Energy
          Agency Power Supply; Insured: Syncora)                                   NR/Baa1       1,920,000     2,083,526
          Mississippi  Development  Bank,  5.00% due 7/1/2022  (Canton  Public
          Improvement)                                                              NR/NR        1,935,000     2,134,614
          Mississippi  Development  Bank,  5.25% due 8/1/2027  (Department  of
          Corrections)                                                              AA-/NR       3,415,000     3,955,185
        Missouri -- 2.10%
          Missouri  Development  Finance Board,  5.00% due 4/1/2019  (Eastland
          Center)                                                                   A-/NR        1,000,000     1,104,540
          Missouri  Development  Finance Board,  5.00% due 4/1/2021  (Eastland
          Center)                                                                   A-/NR        2,000,000     2,172,560
          Missouri  Development  Finance Board,  5.125% due 4/1/2022 (Eastland
          Center)                                                                   A-/NR        2,000,000     2,204,440
          Missouri   Development   Finance  Board,  0.13%  due  12/1/2033  put
          1/2/2013  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa       5,460,000     5,460,000
       a  Missouri  Health and  Educational  Facilities  Authority,  5.00% due
          4/1/2019 (Webster University)                                             NR/A2        2,235,000     2,593,226
          Missouri  Health and  Educational  Facilities  Authority,  5.00% due
          4/1/2021 (Webster University)                                             NR/A2        2,520,000     2,943,990
          Tax  Increment  Financing  Commission  of  Kansas  City,  5.25%  due
          3/1/2018 (Maincor Project-Public Improvements)                            NR/NR        1,000,000     1,052,050
          Tax  Increment  Financing  Commission  of  Kansas  City,  5.00%  due
          5/1/2022 (Union Hill Redevelopment Project)                               NR/NR        4,140,000     4,389,393
        Nevada -- 1.25%
          Carson  City,  5.00% due 9/1/2027  (Carson  Tahoe  Regional  Medical
          Center)                                                                  BBB+/NR       2,450,000     2,710,949
          Washoe  County GO,  5.00% due  7/1/2026  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       5,000,000     5,794,150
          Washoe  County GO,  5.00% due  7/1/2029  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,286,860
          Washoe  County GO,  5.00% due  7/1/2032  (Reno  Sparks  Convention &
          Visitors Authority)                                                       AA/Aa2       2,000,000     2,258,120
        New Hampshire -- 1.33%
          Manchester  Housing  &  Redevelopment  Authority,  0%  due  1/1/2016
          (Insured: Radian/ACA)                                                    NR/Caa1       4,990,000     3,706,722
          New Hampshire  Business  Finance  Authority PCR, 5.375% due 5/1/2014
          (Central Maine Power Co.)                                               BBB+/Baa1      3,920,000     4,118,626
          New Hampshire  Health & Education  Facilities  Authority,  5.25% due
          10/1/2023 (Southern New Hampshire Medical Center)                         A-/NR        1,000,000     1,093,080
          State of New Hampshire, 5.00% due 2/1/2022 (Turnpike System)              A+/A1        2,250,000     2,790,967
          State of New Hampshire, 5.00% due 2/1/2024 (Turnpike System)              A+/A1        1,755,000     2,129,640
        New Jersey -- 1.88%
          Essex County  Improvement  Authority,  5.50% due  10/1/2024  (County
          Correctional Facilities & State Court Facilities; Insured: Natl-Re)       NR/Aa2       2,500,000     3,226,950
          New Jersey EDA, 5.50% due 9/1/2026 (School Facilities  Construction;
          Insured: AMBAC)                                                           A+/A1        2,000,000     2,573,600
          Passaic Valley Sewage Commissioners GO, 5.75% due 12/1/2022               NR/A2        3,000,000     3,726,300
          State of New Jersey, 2.50% due 6/27/2013 (Cash Flow Management)         SP-1/Mig2     10,000,000    10,107,300
        New Mexico -- 0.73%
          City of Farmington  PCR, 4.70% due 9/1/2024  (Arizona Public Service
          Co.)                                                                    BBB+/Baa1      3,000,000     3,343,920
          Las Cruces State Shared GRT, 5.00% due 6/1/2030                           NR/Aa3       2,040,000     2,344,531
          Rio Rancho Public School  District No. 94, 5.00% due 8/1/2015 (State
          Aid Withholding)                                                          NR/Aa1       1,715,000     1,903,993
        New York -- 2.20%
          Erie County IDA, 5.00% due 5/1/2019 (Buffalo City School District)       AA-/Aa3       3,000,000     3,625,470
          New York  State  Dormitory  Authority,  5.625%  due  7/1/2016  (City
          University System)                                                       AA-/Aa3         995,000     1,115,584
          New York  State  Dormitory  Authority,  5.00% due  7/1/2017  (Bishop
          Henry B. Hucles Nursing Home; Insured: SONYMA)                            NR/Aa1         850,000       958,205
          New York  State  Dormitory  Authority,  5.25% due  5/15/2021  (State
          University Educational Facilities)                                       AA-/Aa3         500,000       626,205
          New York  State  Dormitory  Authority,  5.00% due  7/1/2023  (Miriam
          Osborn Memorial Home Assoc.)                                              NR/NR        2,180,000     2,433,033
          New York State  Dormitory  Authority,  5.00% due  12/15/2027  (State
          Educational & Medical Facilities)                                         AAA/NR      10,000,000    12,181,300
          United Nations Development Corp., 5.00% due 7/1/2025                      NR/A1        1,700,000     1,934,396
        North Carolina -- 0.82%
          North  Carolina  Municipal  Power  Agency No. 1, 5.00% due  1/1/2028
          (Catawba Nuclear Station Capital Improvements)                             A/A2        3,200,000     3,790,208
          North  Carolina  Municipal  Power  Agency No. 1, 5.00% due  1/1/2029
          (Catawba Nuclear Station Capital Improvements)                             A/A2        2,000,000     2,360,120
          North  Carolina  Municipal  Power  Agency No. 1, 5.00% due  1/1/2030
          (Catawba Nuclear Station Capital Improvements)                             A/A2        1,300,000     1,534,078
          North  Carolina  Municipal  Power  Agency No. 1, 5.00% due  1/1/2031
          (Catawba Nuclear Station Capital Improvements)                             A/A2          750,000       880,463
        North Dakota -- 0.24%
          County of Ward Health Care Facilities,  5.125% due 7/1/2021 (Trinity
          Health System)                                                           BBB-/NR       1,000,000     1,052,760
          North  Dakota  Building  Authority,  4.25% due  12/1/2015  (Insured:
          Natl-Re)                                                                  AA/Aa2       1,305,000     1,442,834
        Ohio -- 5.05%
          Akron,  Bath Copley  Joint  Township  Hospital  District,  5.00% due
          11/15/2024 (Children's Hospital Medical Center of Akron)                  NR/A1        1,000,000     1,130,570
          City  of  Cleveland  GO,  5.00%  due  12/1/2016  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,000,000     1,143,300
          City  of  Cleveland  GO,  5.00%  due  12/1/2024  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,000,000     1,201,310
          City  of  Cleveland  GO,  5.00%  due  12/1/2026  (Various  Municipal
          Capital Improvements)                                                     AA/A1        1,230,000     1,453,712
          City of Hamilton,  5.25% due 10/1/2017 (Wastewater System;  Insured:
          AGM)                                                                      NR/Aa3       1,500,000     1,676,490
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB+/NR         925,000       931,753
          Cleveland  Cuyahoga  County  Port  Authority,  5.00%  due  10/1/2021
          (Cleveland Museum of Art)                                                 AA+/NR       1,330,000     1,614,833
          County of Allen Hospital  Facilities,  5.00% due 5/1/2025  (Catholic
          Health Partners-Mercy Health West Facility)                               AA-/A1       4,470,000     5,264,587
          County of Allen Hospital  Facilities,  5.00% due 5/1/2026  (Catholic
          Health Partners-Mercy Health West Facility)                               AA-/A1       3,855,000     4,509,232
          Deerfield Township, 5.00% due 12/1/2016                                   NR/A1        1,035,000     1,156,747
          Deerfield Township, 5.00% due 12/1/2025                                   NR/A1        1,000,000     1,069,980
          Lucas  County  Health Care  Facility,  5.00% due  8/15/2021  (Sunset
          Retirement Community)                                                     NR/NR        1,000,000     1,103,160
          Lucas County  Health Care  Facility,  5.125% due  8/15/2025  (Sunset
          Retirement Community)                                                     NR/NR        1,250,000     1,341,988
          Ohio State Air Quality  Development  Authority,  5.70% due  8/1/2020
          (FirstEnergy Nuclear Generation Corp.)                                  BBB-/Baa3      3,000,000     3,563,580
          Ohio State Air Quality  Development  Authority,  5.10% due 11/1/2042
          put 5/1/2013 (Columbus Southern Power; Insured: Natl-Re) (AMT)           BBB/Baa1      3,000,000     3,044,940
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear Generation Corp.)                         BBB-/Baa2      1,000,000     1,124,400
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy Nuclear Generation Corp.)                         BBB-/Baa3      3,000,000     3,093,420
          Rickenbacker Port Authority,  5.375% due 1/1/2032 (OASBO-Educational
          Organization Facilities)                                                  NR/A1        4,000,000     4,868,440
          State  of  Ohio  GO,  5.00%  due  8/1/2015  (Educational  Facilities
          Improvements)                                                            AA+/Aa1      10,775,000    11,999,255
          State of Ohio  Higher  Educational  Facility  Commission,  5.05% due
          7/1/2037 put 7/1/2016 (Kenyon College)                                    A+/A1        1,200,000     1,336,908
        Oklahoma -- 0.79%
          Oklahoma City Municipal Water and Sewer,  0% due 7/1/2013  (Insured:
          AMBAC)                                                                    NR/NR        1,485,000     1,479,743
          Oklahoma State Industries  Authority,  5.50% due 7/1/2023  (Oklahoma
          Medical Research Foundation)                                              NR/A1        3,730,000     4,245,188
          Oklahoma State Power Authority, 5.00% due 1/1/2018 (Insured: AGM)        AA-/Aa3       1,000,000     1,183,340
          Tulsa  County  Industrial  Authority,   5.00%  due  12/15/2024  (St.
          Francis Health System, Inc.)                                             AA+/Aa2       1,130,000     1,294,302
        Pennsylvania -- 3.71%
          Allegheny   County  Hospital   Development   Authority,   5.00%  due
          5/15/2019 (University of Pittsburgh Medical Center)                       A+/Aa3       2,500,000     2,997,775
          Allegheny   County  IDA,   5.90%  due  8/15/2026   (Propel   Charter
          School-McKeesport)                                                       BBB-/NR       1,145,000     1,220,776
          Allegheny   County  IDA,   6.375%  due  8/15/2035   (Propel  Charter
          School-McKeesport)                                                       BBB-/NR       1,130,000     1,230,005
       b  Altoona Area School District GO, 3.00% due 12/1/2023  (Insured:  AGM
          State Aid Withholding)                                                    AA-/NR       2,410,000     2,461,405
       b  Altoona Area School District GO, 3.00% due 12/1/2024  (Insured:  AGM
          State Aid Withholding)                                                    AA-/NR       2,480,000     2,521,739
          Bradford  County  IDA,  5.20%  due  12/1/2019  (International  Paper
          Company)                                                                 BBB/Baa3      2,620,000     2,799,418
          Chartiers  Valley  Industrial  &  Community  Development  Authority,
          5.75% due 12/1/2022 (Asbury Health Center)                                NR/NR          900,000       947,376
          County of Lehigh GO, 5.00% due 11/15/2016                                 NR/Aa1       5,725,000     6,643,519
          Pennsylvania  Economic Development  Financing Authority,  4.625% due
          12/1/2018 (Colver Project; Insured: AMBAC) (AMT)                         BBB-/Ba1      6,570,000     6,677,288
          Pennsylvania Higher Education Facilities Authority,  0% due 7/1/2020
          (Insured: AMBAC)                                                          NR/NR        2,032,839     1,172,399
          Pennsylvania  Turnpike  Commission,  0% due 12/1/2030  (PennDOT-Mass
          Transit Agencies)                                                         A-/A3        4,000,000     3,868,440
          School  District of  Philadelphia  GO,  5.00% due  9/1/2018  (School
          Reform Commission) (State Aid Withholding)                                A+/Aa3       5,250,000     6,137,670
        Rhode Island -- 1.35%
          Rhode Island Health & Education  Building Corp.,  5.25% due 7/1/2015
          (Memorial Hospital; LOC: Fleet Bank)                                      NR/NR        1,325,000     1,349,393
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2023 (Consolidated Capital Development Loan)                        AA/Aa2         800,000       922,136
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2024 (Consolidated Capital Development Loan)                        AA/Aa2       3,450,000     3,923,513
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2025 (Consolidated Capital Development Loan)                        AA/Aa2       3,985,000     4,489,421
          State of Rhode  Island  and  Providence  Plantations  GO,  4.00% due
          10/15/2026 (Consolidated Capital Development Loan)                        AA/Aa2       3,000,000     3,348,240
        South Carolina -- 1.87%
          Greenwood  Fifty  School  Facilities,   Inc.,  5.00%  due  12/1/2025
          (School District No. 50 Project; Insured: AGM)                           AA-/Aa3       2,400,000     2,772,024
          Lexington One School Facilities  Corp.,  5.00% due 12/1/2019 (School
          District No. 1 Project)                                                   NR/Aa3       1,000,000     1,132,230
          Lexington One School Facilities  Corp.,  5.25% due 12/1/2021 (School
          District No. 1 Project)                                                   NR/Aa3       1,700,000     1,876,834
          Scago Educational  Facilities Corp.,  5.00% due 12/1/2017  (Colleton
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,135,050
          Scago Educational  Facilities Corp., 5.00% due 4/1/2019 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       2,740,000     3,021,754
          Scago Educational  Facilities Corp., 5.00% due 4/1/2021 (Spartanburg
          School District; Insured: AGM)                                           AA-/Aa3       1,000,000     1,100,540
          Securing Assets For Education,  5.00% due 12/1/2019 (School District
          of Berkeley County Project)                                               A/Aa3        2,000,000     2,298,200
          South Carolina Housing Finance & Development  Authority,  5.875% due
          7/1/2022 (AMT)                                                            NR/Aa1       1,805,000     1,979,688
          South Carolina  Housing Finance & Development  Authority,  5.30% due
          7/1/2023 (AMT)                                                            NR/Aa1         895,000       948,727
          Sumter Two  School  Facilities, Inc.,  5.00% due  12/1/2021  (School
          District No. 2 Project; Insured: AGM)                                    AA-/Aa3       2,855,000     3,223,038
        South Dakota -- 0.33%
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          7/1/2023 (Avera Health)                                                   A+/A1        1,375,000     1,585,568
          South Dakota Health & Educational  Facilities  Authority,  5.00% due
          11/1/2024 (Sanford Health)                                                A+/A1        1,700,000     1,886,218
        Tennessee -- 1.13%
          Clarksville Natural Gas Acquisition Corp., 5.00% due 12/15/2014          NR/Baa2       1,000,000     1,074,990
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2023                   BBB/Baa3      2,500,000     2,771,625
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2023                   A-/Baa2       7,000,000     7,949,550
        Texas -- 9.99%
          Austin Community  College  District,  5.50% due 8/1/2023 (Round Rock
          Campus)                                                                   AA/Aa2       2,180,000     2,628,252
          Bexar  County  Health  Facilities   Development   Corp.,  5.00%  due
          7/1/2027 (Army Retirement Residence)                                      BBB/NR       1,915,000     1,969,309
          Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2021
          (Insured: Syncora)                                                         A/A1        1,300,000     1,492,608
       a  Bexar  Metropolitan  Water District  Waterworks,  5.00% due 5/1/2022
          (Insured: Syncora)                                                         A/A1        2,300,000     2,640,768
          City of Bryan, 3.00% due 7/1/2013 (Electric System)                       A+/A1        1,000,000     1,012,820
          City of Cedar Park GO, 5.00% due  2/15/2016  pre-refunded  2/15/2014
          (Recreational Facility Improvements; Insured: Natl-Re)                   BBB/Aa2          75,000        78,935
          City of Cedar Park GO, 5.00% due  2/15/2016  (Recreational  Facility
          Improvements; Insured: Natl-Re)                                           NR/Aa2         560,000       587,328
          City of Cedar Park GO, 5.00% due  2/15/2016  pre-refunded  2/15/2014
          (Recreational Facility Improvements; Insured: Natl-Re)                   BBB/Aa2         365,000       384,236
          City  of  Dallas  Texas   Waterworks  &  Sewer  System,   5.00%  due
          10/1/2031 pre-refunded 10/1/2015 (Insured: AGM)                          AAA/Aa1       4,710,000     5,284,667
          City of Galveston,  5.00% due 9/1/2021  (Galveston Island Convention
          Center; Insured: AGM)                                                     NR/Aa3         545,000       644,495
          City of Galveston,  5.00% due 9/1/2024  (Galveston Island Convention
          Center; Insured: AGM)                                                     NR/Aa3       1,115,000     1,306,323
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,500,000     1,546,290
          City of Houston, 5.00% due 9/1/2013                                       A-/A2        1,400,000     1,443,204
          City of Houston, 4.00% due 11/15/2028 (Water and Sewer System)            AA/Aa2       6,000,000     6,626,520
          City of Houston, 4.00% due 11/15/2029 (Water and Sewer System)            AA/Aa2      10,000,000    10,961,400
          City of Laredo,  5.00% due  3/15/2018  (Sports  Venue  Improvements;
          Insured: AMBAC)                                                           A+/A1        2,040,000     2,178,373
          City  of  Pharr  Higher  Education  Finance  Authority,   5.75%  due
          8/15/2024 (IDEA Public Schools)                                           BBB/NR       5,050,000     5,615,297
          City of San Antonio Passenger Facility,  5.00% due 7/1/2024 (Airport
          System Improvements) (AMT)                                                A-/A2        2,065,000     2,359,242
          City of San Antonio Passenger Facility,  5.00% due 7/1/2025 (Airport
          System Improvements) (AMT)                                                A-/A2        1,160,000     1,316,670
          Dallas County Utilities & Reclamation District,  5.15% due 2/15/2022
          (Insured: AMBAC)                                                         BBB+/A3       3,000,000     3,340,260
          Dallas-Fort Worth International Airport, 5.00% due 11/1/2015              A+/A1        1,000,000     1,112,140
          Eagle  Mountain  & Saginaw  Texas ISD GO,  2.50%  due  8/1/2050  put
          8/1/2014 (School Improvements; Guaranty: PSF)                             AAA/NR       1,000,000     1,028,480
          Gulf  Coast  Center,   6.75%  due  9/1/2020  (Mental  Health  Center
          Acquisition Program)                                                      BBB/NR       1,115,000     1,126,451
          Harris  County  Hospital  District,  5.00% due  2/15/2015  (Insured:
          Natl-Re)                                                                   A/A2        2,075,000     2,231,828
          Houston Airport System, 5.00% due 7/1/2014                                 A/NR        1,000,000     1,065,070
          Houston Higher Education Finance Corp.,  6.50% due 5/15/2031 (Cosmos
          Foundation, Inc.)                                                         BBB/NR         700,000       873,117
          Kimble County Hospital District GO, 5.00% due 8/15/2017                   NR/NR          510,000       555,375
          Kimble County Hospital District GO, 5.00% due 8/15/2018                   NR/NR          525,000       577,369
          La Vernia  Higher  Education  Finance  Corp.,  5.75%  due  8/15/2024
          (Kipp, Inc.)                                                              BBB/NR       3,000,000     3,395,760
          Mission Economic  Development Corp., 6.00% due 8/1/2020 put 8/1/2013
          (Waste Management, Inc. Project) (AMT)                                    BBB/NR       3,250,000     3,338,920
          Northside  ISD GO,  1.75% due  6/1/2037  put  6/1/2013  (Educational
          Facilities Improvements; Guaranty: PSF)                                   AAA/NR       4,125,000     4,151,317
          San Juan Higher  Education  Finance  Authority,  5.75% due 8/15/2024
          (IDEA Public Schools)                                                     BBB/NR       1,590,000     1,800,182
          Stafford Economic  Development Corp., 6.00% due 9/1/2017 (Convention
          Center-Performing    Arts   Center   Theater    Complex;    Insured:
          Natl-Re/FGIC)                                                             A+/A1        1,775,000     2,015,317
          State of  Texas,  2.50% due  8/30/2013  (General  Revenue  Fund Cash
          Management)                                                             SP-1+/Mig1    15,000,000    15,229,650
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.)                                                      A/A2        2,450,000     3,373,968
          Texas Public  Finance  Authority,  5.00% due 8/15/2023  (IDEA Public
          Schools; Insured: ACA)                                                    BBB/NR       3,000,000     3,204,930
          Texas Public Finance Authority  Charter School Finance Corp.,  6.00%
          due 2/15/2030 (Cosmos Foundation, Inc.)                                   BBB/NR       1,750,000     2,054,920
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (IDEA Public Schools; Insured: ACA)                         BBB/NR       2,000,000     2,120,800
          Uptown  Development  Authority,  5.50% due 9/1/2029  (Infrastructure
          Improvement)                                                              BBB/NR       1,250,000     1,389,588
        U.S. Virgin Islands -- 0.56%
          Virgin Islands Public Finance Authority, 6.625% due 10/1/2029            NR/Baa3       5,000,000     5,846,650
        Utah -- 0.39%
          City of  Herriman,  5.75% due  11/1/2027  (Towne  Center  Assessment
          Area)                                                                      A/NR        1,000,000     1,147,150
          Local  Building  Authority  of Salt Lake Valley Fire  Service  Area,
          5.25% due 4/1/2020                                                        NR/Aa2       1,250,000     1,471,950
          Murray City,  0.13% due 5/15/2037 put 1/2/2013 (IHC Health Services,
          Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)                     AA+/Aa1       1,405,000     1,405,000
        Virginia -- 0.74%
          County of Hanover IDA,  6.00% due  10/1/2021  (FirstHealth  Richmond
          Memorial Hospital) (ETM)                                                  BBB/NR         795,000       860,270
          Virginia Housing  Development  Authority  Commonwealth Mtg GO, 4.85%
          due 4/1/2019 (Multi-Family Housing Development) (AMT)                    AAA/Aaa       3,100,000     3,420,199
          Virginia Housing  Development  Authority  Commonwealth Mtg GO, 4.85%
          due 10/1/2019 (Multi-Family Housing Development) (AMT)                   AAA/Aaa       3,100,000     3,419,362
        Washington -- 2.00%
          Seattle Municipal Power and Light, 5.00% due 2/1/2019                    AA-/Aa2       3,000,000     3,670,050
          Skagit  County  Public  Hospital  District  No.  1  GO,  5.125%  due
          12/1/2015 (Skagit Valley Hospital; Insured: Natl-Re)                      NR/A1        1,900,000     2,115,213
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2025 (Skagit Regional Health)                                        NR/A1        4,860,000     5,693,587
          Skagit  County  Public  Hospital   District  No.  1  GO,  5.00%  due
          12/1/2028 (Skagit Regional Health)                                        NR/A1        3,000,000     3,455,670
          Washington  Health Care Facilities,  5.25% due 8/15/2024  (Multicare
          Systems; Insured: AGM)                                                   AA-/Aa3       1,000,000     1,132,310
          Washington  Health Care  Facilities,  6.25% due  8/1/2028  (Highline
          Medical Centers; Insured: FHA 242)                                        AA-/NR       3,985,000     4,772,914
        West Virginia -- 0.16%
          West  Virginia  Hospital  Finance  Authority,   5.00%  due  6/1/2020
          (United Hospital Center; Insured: AMBAC)                                  A+/A2        1,530,000     1,645,852
        Wisconsin -- 1.93%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          7/1/2021 (Agnesian Health Care, Inc.)                                     A-/A3        2,170,000     2,402,711
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2023 (ProHealth Care, Inc.)                                          A+/A1        1,980,000     2,277,653
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2024 (ProHealth Care, Inc.)                                          A+/A1        2,460,000     2,796,995
          Wisconsin  Health &  Educational  Facilities  Authority,  5.50%  due
          7/1/2025 (Agnesian Health Care, Inc.)                                     A-/A3        5,000,000     5,630,100
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2025 (ProHealth Care, Inc.)                                          A+/A1        3,180,000     3,597,375
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2026 (ProHealth Care, Inc.)                                          A+/A1        3,055,000     3,430,582

TOTAL INVESTMENTS -- 98.23% (Cost $959,414,753)                                                           $1,023,394,683

OTHER ASSETS LESS LIABILITIES -- 1.77%                                                                        18,459,900

NET ASSETS -- 100.00%                                                                                     $1,041,854,583

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a   Segregated as collateral for a when-issued security.
b   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
HFA        Health Facilities Authority
HFFA       Health Facilities Financing Authority
IDA        Industrial Development Authority
ISD        Independent School District
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
PSF        Guaranteed by Permanent School Fund
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

   Municipal Bonds                     $  1,023,394,683      $           --     $  1,023,394,683    $            --

Total Investments in Securities        $  1,023,394,683      $           --     $  1,023,394,683    $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg Strategic Municipal Income Fund                                               December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value
        Alabama -- 0.54%
          City of Mobile Industrial  Development Board PCR, 1.65% due 6/1/2034
          put 3/20/2017 (Alabama Power Company Barry Plant Project)                  A/A2     $  1,000,000 $   1,026,960
        Arizona -- 0.99%
          Maricopa  County  PCR,  6.00% due  5/1/2029  put  5/1/2014  (Arizona
          Public Service Co.)                                                     BBB+/Baa1        500,000       529,285
          Pima County IDA, 6.25% due 7/1/2013 (Arizona Charter Schools)            NR/Baa3         185,000       186,447
          Pima County IDA, 5.875% due 4/1/2022 (Cambridge Academy)                  NR/NR          435,000       455,984
          Pima County IDA, 5.125% due 12/1/2040 (Providence Day School)            BBB+/NR         710,000       723,149
        California -- 19.79%
          California   HFFA,   6.25%   due   2/1/2026    (Community    Program
          Developmental Disabilities; Insured: California Mtg Insurance)            A-/NR        1,500,000     1,827,015
          California  HFFA,  5.00% due  11/15/2034  (Children's  Hospital  Los
          Angeles)                                                                BBB+/Baa2        420,000       455,028
          California    Housing   Finance   Agency,    4.625%   due   8/1/2016
          (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)                 BBB/Baa2      1,175,000     1,230,014
          California    Housing   Finance   Agency,    4.625%   due   8/1/2026
          (Low-Moderate Income Housing Loans; Insured: FGIC) (AMT)                 BBB/Baa2        560,000       556,354
          California Municipal Finance Authority,  8.50% due 11/1/2039 (Harbor
          Regional Center)                                                         NR/Baa1       1,000,000     1,206,170
          California   Pollution  Control  Financing   Authority,   5.00%  due
          11/21/2045   (Poseidon   Resources   (Channelside)  LP  Desalination
          Project) (AMT)                                                           NR/Baa3       1,000,000     1,006,010
          California   State   Public   Works   Board,   5.00%  due   4/1/2028
          (Corrections & Rehabilitation and Judicial Council)                      BBB+/A2       1,000,000     1,136,230
          California State Public Works Board, 6.25% due 4/1/2034  (Department
          of General Services-Offices Renovation)                                  BBB+/A2         100,000       117,767
          California Statewide Communities  Development  Authority,  5.00% due
          8/15/2039 (Children's Hospital of Los Angeles; Insured: Natl-Re)         BBB/Baa2      1,185,000     1,227,423
          California Statewide Communities  Development Authority,  6.125% due
          7/1/2046 (Aspire Public Schools)                                          NR/NR        1,000,000     1,031,580
          Calipatria   USD,   0%   due   8/1/2025   (Educational    Facilities
          Improvements; Insured: ACA)                                               NR/NR        2,425,000     1,142,684
          Cambrian  School  District GO, 0% due  7/1/2031  (Santa Clara County
          District Schools; Insured: AGM)                                          AA-/Aa3       1,000,000       403,970
          Cambrian  School  District GO, 0% due  7/1/2032  (Santa Clara County
          District Schools; Insured: AGM)                                          AA-/Aa3       1,920,000       734,342
          Carson Redevelopment Agency, 7.00% due 10/1/2036 (Project Area 1)         A-/NR          500,000       587,600
          Chico  Redevelopment  Agency,  5.00% due 4/1/2030  (Chico  Amended &
          Merged Redevelopment; Insured: AMBAC)                                     A+/NR        1,000,000     1,030,750
          City  of  Los  Angeles,   5.00%  due  6/1/2027  (Wastewater  System;
          Insured: MBIA)                                                            AA/Aa3         600,000       609,486
          Corona-Norco USD COP, 5.00% due 4/15/2031 (Insured: AGM)                 AA-/Aa3       1,750,000     1,931,720
          County  of  El  Dorado,   5.00%  due   9/1/2026   (El  Dorado  Hills
          Development-Community Facilities)                                          A/NR          630,000       706,173
          Daly  County  Housing   Development   Finance   Agency,   5.25%  due
          12/15/2023 (Franciscan Mobile Park)                                        A/NR          650,000       702,254
          Kern Community College District COP, 4.00% due 4/1/2014                  SP-1+/NR      2,500,000     2,594,825
          M-S-R Energy Authority, 6.50% due 11/1/2039                               A-/NR        1,000,000     1,350,350
          Merced  Redevelopment  Agency,  6.50% due 9/1/2039  (Merced Gateways
          Redevelopment)                                                            NR/NR          300,000       321,708
          Moorpark Mobile Home Park, 6.15% due 5/15/2031 (Villa Del Arroyo)         BBB/NR       1,000,000     1,100,800
          Newport-Mesa USD, 0% due 8/1/2034 (Orange County District Schools)        AA/Aa1       5,000,000     1,888,350
          Oak Park USD GO, 0% due 8/1/2030 (Insured: AGM)                          AA-/Aa3         500,000       216,775
          Pittsburg   Redevelopment  Agency,  0%  due  8/1/2027  (Los  Medanos
          Community Development; Insured: AMBAC)                                   BBB+/NR       1,275,000       592,888
          Pittsburg   Redevelopment  Agency,  0%  due  8/1/2028  (Los  Medanos
          Community Development; Insured: AMBAC)                                   BBB+/NR       5,000,000     2,182,800
          Placentia-Yorba  Linda  USD COP,  5.00% due  10/1/2030  (Educational
          Facilities Construction; Insured: Natl-Re/FGIC)                           A+/A1        1,500,000     1,562,820
          Redwood City Redevelopment  Agency, 0% due 7/15/2021  (Redevelopment
          Project Area 2; Insured: AMBAC)                                           A-/NR        1,285,000       913,661
          Riverside  County Asset Leasing  Corp.,  0% due 6/1/2021  (Riverside
          County Hospital; Insured: Natl-Re)                                        BBB/A2         535,000       369,995
          San Diego USD, 0% due 7/1/2035                                           AA-/Aa2       1,700,000       577,932
          San Francisco City & County Redevelopment  Financing  Authority,  0%
          due 8/1/2023 (Redevelopment Project; Insured: Natl-Re)                    A/Baa2         925,000       579,217
          San  Francisco  City &  County  Redevelopment  Financing  Authority,
          6.50% due 8/1/2039 (Mission Bay North Redevelopment)                      A-/NR          250,000       289,925
          San  Francisco  City &  County  Redevelopment  Financing  Authority,
          6.75% due 8/1/2041 (Mission Bay North Redevelopment)                      A-/NR          500,000       591,875
          San Jose  Redevelopment  Agency,  5.50% due  8/1/2035  (Merged  Area
          Redevelopment)                                                            A/Ba1        1,000,000     1,029,920
          Sonoma County  Community  Redevelopment  Agency,  6.50% due 8/1/2034
          (The Springs Redevelopment; Insured: AGM)                                 AA-/NR         100,000       102,822
          State  of  California,   2.50%  due  6/20/2013  (General  Fund  Cash
          Management)                                                             SP-1+/Mig1     1,050,000     1,060,584
          State  of   California   GO,   0.11%  due   5/1/2034   put  1/2/2013
          (Kindergarten  University  Facilities;  LOC:  Citibank  N.A.) (daily
          demand notes)                                                            AAA/Aa2         900,000       900,000
          Union  Elementary  School  District,  0% due  9/1/2027  (Santa Clara
          County District Schools; Insured: Natl-Re)                                AA+/NR         905,000       506,990
          Whittier Public Financing  Authority,  5.00% due 11/1/2030 (Whittier
          Boulevard Redevelopment Project; Insured: AMBAC)                          A-/NR        1,425,000     1,438,908
        Colorado -- 3.69%
          Denver  Convention  Center  Hotel  Authority,  5.125% due  12/1/2026
          (Insured: Syncora)                                                      BBB-/Baa3      2,450,000     2,576,273
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2030
          (Insured: Syncora)                                                      BBB-/Baa3        450,000       468,747
          Denver  Convention  Center  Hotel  Authority,  5.00%  due  12/1/2035
          (Insured: Syncora)                                                      BBB-/Baa3        605,000       624,317
          Eagle Bend Metropolitan  District GO, 5.00% due 12/1/2020  (Insured:
          Radian)                                                                   A-/NR          920,000       960,581
          Eagle River Fire District, 6.625% due 12/1/2024                           NR/NR          225,000       248,299
          Eagle River Fire District, 6.875% due 12/1/2030                           NR/NR          400,000       443,628
          Public Authority for Colorado Energy,  5.75% due 11/15/2018 (Natural
          Gas Purchase)                                                            A-/Baa2         700,000       798,364
          Public Authority for Colorado Energy,  6.50% due 11/15/2038 (Natural
          Gas Purchase)                                                            A-/Baa2         260,000       356,507
          Regional Transportation District COP, 5.375% due 6/1/2031                 A-/Aa3         500,000       571,815
        Connecticut -- 1.10%
          Connecticut  Health & Educational  Facilities  Authority,  6.00% due
          7/1/2039 (Ethel Walker School)                                           BBB-/NR       1,000,000     1,091,960
          State of  Connecticut  GO Floating  Rate Note,  0.65% due  9/15/2017
          (Public Improvements)                                                     AA/Aa3       1,000,000     1,003,580
        Delaware -- 0.53%
          Delaware HFA, 5.50% due 6/1/2024 (Beebe Medical Center)                 BBB-/Baa3      1,000,000     1,011,620
        District of Columbia -- 0.41%
          Metropolitan   Washington  Airports  Authority,   0%  due  10/1/2027
          (Dulles Toll Road; Insured: AGM)                                         AA-/Aa3       1,500,000       779,205
        Florida -- 6.90%
          City of  Gainesville,  0.14% due 10/1/2026  put 1/2/2013  (Utilities
          Systems; SPA: SunTrust Bank) (daily demand notes)                         AA/Aa2         865,000       865,000
          City of Lakeland, 5.25% due 10/1/2036 (Energy System)                     AA/A1        2,000,000     2,630,660
          City of Miami GO, 5.00% due 1/1/2017 (Homeland  Defense/Neighborhood
          Capital Improvements)                                                    BBB-/A3       1,245,000     1,341,612
          City of Miami GO, 5.00% due 1/1/2018 (Homeland  Defense/Neighborhood
          Capital Improvements)                                                    BBB-/A3       1,790,000     1,941,237
          Florida Higher Educational  Facilities  Financing  Authority,  5.00%
          due 4/1/2027 (Nova Southeastern University)                              BBB/Baa2      1,000,000     1,111,350
          Hollywood Community Redevelopment Agency, 5.625% due 3/1/2024             NR/A3          340,000       349,775
          Miami-Dade  County  School Board COP,  5.00% due 8/1/2027  (District
          School Facilities and Infrastructure)                                      A/A1        1,100,000     1,231,263
          Pinellas  County  Educational   Facilities   Authority,   5.25%  due
          10/1/2030 (Barry University)                                              BBB/NR         500,000       557,285
          Sarasota  County  Public   Hospital  Board,   2.404%  due  10/1/2021
          (Sarasota Memorial Hospital; Insured: Natl-Re)                            BBB/A1       1,000,000     1,020,020
          Sarasota County Public Hospital Board,  5.50% due 7/1/2028 (Sarasota
          Memorial Hospital; Insured: Natl-Re)                                      BBB/A1         665,000       801,731
          St. Johns County IDA, 5.625% due 8/1/2034 (Presbyterian Retirement)       NR/NR          230,000       238,234
          Tampa  Sports  Authority,  5.75% due  10/1/2020  (Tampa  Bay  Arena;
          Insured: Natl-Re)                                                        BBB/Baa2      1,000,000     1,106,510
        Georgia -- 1.47%
          City of Atlanta,  6.25% due 11/1/2034 (Water and Wastewater  Capital
          Improvement Program)                                                       A/A1          500,000       612,335
          Fulton County  Development  Authority,  5.00% due 10/1/2019 (Georgia
          Tech Athletic Association)                                                NR/A2        1,000,000     1,202,510
          Main Street Natural Gas, Inc., 5.00% due 3/15/2018 (Georgia Gas)           A/A2          515,000       585,133
          Main Street Natural Gas, Inc., 5.50% due 9/15/2023 (Georgia Gas)         A-/Baa2         350,000       417,252
        Guam -- 2.07%
          Guam  Government,  5.75% due 12/1/2034  (Layon Solid Waste  Disposal
          Facility)                                                                BBB+/NR         500,000       560,735
          Guam  Government  Department of Education COP,  6.875% due 12/1/2040
          (John F. Kennedy High School)                                              B/NR        1,000,000     1,101,210
          Guam Government GO, 7.00% due 11/15/2039                                  B+/NR          520,000       585,447
          Guam Power  Authority,  5.00% due 10/1/2027  (Electric Power System;
          Insured: AGM)                                                            AA-/Aa3       1,000,000     1,149,240
          Guam Power Authority, 5.00% due 10/1/2034 (Electric Power System)        BBB/Baa3        500,000       555,970
        Illinois -- 5.15%
          City of Chicago,  4.70% due  11/15/2013  (Near South  Redevelopment;
          Insured: AMBAC)                                                           NR/NR          800,000       802,376
          City of Chicago, 6.75% due 6/1/2022 (Pilsen Redevelopment)                NR/NR        1,000,000     1,037,890
          City of Chicago,  5.00% due  1/1/2035  (Midway  Airport  Development
          Plan; Insured: Natl-Re)                                                    A/A2        1,055,000     1,057,891
          Cook County GO, 5.25% due 11/15/2033                                      AA/Aa3       1,000,000     1,145,370
          Illinois  Finance  Authority,  5.75% due 11/15/2037  (OSF Healthcare
          System)                                                                    A/A3          330,000       363,601
          Illinois  Finance  Authority,  6.00% due 5/15/2039  (OSF  Healthcare
          System)                                                                    A/A3        1,565,000     1,807,324
          Metropolitan  Pier  &  Exposition  Authority,  5.00%  due  6/15/2050
          (McCormick Place)                                                         AAA/A3       1,500,000     1,633,155
          Railsplitter Tobacco Settlement Authority, 6.00% due 6/1/2028             A-/NR        1,000,000     1,204,320
          Village  of Melrose  Park GO,  6.75% due  12/15/2016  (Redevelopment
          Project Costs; Insured: Natl-Re)                                         NR/Baa2         250,000       277,392
          Village  of Melrose  Park GO,  6.75% due  12/15/2021  (Redevelopment
          Project Costs; Insured: Natl-Re)                                         NR/Baa2         410,000       519,864
        Indiana -- 4.48%
          Carmel Redevelopment  District COP, 6.50% due 7/15/2035  (Performing
          Arts Center)                                                              NR/NR        1,000,000     1,067,580
          Indiana Finance Authority, 6.00% due 12/1/2019 (U.S. Steel Corp.)         BB/B1        2,500,000     2,780,275
          Indiana Finance Authority,  0.10% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa2         500,000       500,000
          Indiana Finance Authority,  0.13% due 2/1/2037 put 1/2/2013 (Stadium
          Project; SPA: JPMorgan Chase Bank) (daily demand notes)                  AA+/Aa2       2,000,000     2,000,000
          Indiana Finance Authority, 6.375% due 9/15/2041 (Marian University)      BBB-/NR       1,000,000     1,111,290
          Indiana  Finance  Authority,  5.00% due 5/1/2042  (Community  Health
          Network Project)                                                           A/A2        1,000,000     1,103,510
        Kansas -- 2.59%
          City of Wichita GO, 0.30% due 8/15/2013 (Norris Training Systems)       SP-1+/Mig1     3,900,000     3,900,351
          City of Wichita MFR, 5.90% due 12/1/2016 (Brentwood Apartments)            B/NR          330,000       313,513
          City of Wichita MFR, 5.85% due 12/1/2025 (Brentwood Apartments)            B/NR          895,000       733,596
        Kentucky -- 1.52%
          Kentucky EDA, 0% due 10/1/2021 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2        715,000       510,388
          Kentucky EDA, 0% due 10/1/2022 (Norton  Healthcare,  Inc.;  Insured:
          Natl-Re)                                                                 BBB/Baa2      2,650,000     1,787,399
          Owen County Waterworks  Systems,  6.25% due 6/1/2039 (American Water
          Co. Project)                                                            BBB+/Baa2        540,000       607,165
        Louisiana -- 2.09%
          Ernest N. Morial New Orleans  Exhibition Hall  Authority,  5.00% due
          7/15/2027                                                                 NR/A2        1,000,000     1,147,780
          Louisiana Public Facilities  Authority,  5.00% due 7/1/2032 (Black &
          Gold Facilities; Insured: CIFG)                                          AA-/Aa3         120,000       125,855
          Louisiana  Public   Facilities   Authority,   5.375%  due  5/15/2043
          (Ochsner Clinic Foundation)                                              NR/Baa1         500,000       528,740
          Parish of St.  Charles,  4.00% due  12/1/2040  put 6/1/2022  (Valero
          Energy Corp. Refinery)                                                   BBB/Baa2      2,000,000     2,199,160
        Massachusetts -- 0.25%
          Massachusetts Educational Financing Authority, 6.00% due 1/1/2028         AA/NR          405,000       470,926
        Michigan -- 7.33%
          Charter  County  of  Wayne,  5.00%  due  12/1/2030  (Airport  Hotel;
          Insured: Natl-Re)                                                       BBB+/Baa2        805,000       805,169
          City of Detroit,  5.00% due 7/1/2018 (Water Supply System;  Insured:
          Natl-Re)                                                                 BBB/Baa2        350,000       383,085
          City of Detroit  Water and Sewerage  Department,  5.25% due 7/1/2039
          (Sewage Disposal System; Insured: AGM)                                   A+/Baa3       1,250,000     1,348,900
          Kalamazoo Hospital Finance  Authority,  5.00% due 5/15/2036 (Bronson
          Methodist Hospital)                                                       NR/A2        1,000,000     1,069,850
          Kalamazoo Hospital Finance  Authority,  5.25% due 5/15/2041 (Bronson
          Healthcare Group)                                                         NR/A2        1,000,000     1,100,090
          Michigan  Finance  Authority,  5.00% due 4/1/2031  (State  Dept.  of
          Human Services Office Buildings)                                          A+/NR        1,000,000     1,090,120
          Michigan  Finance  Authority,  8.125%  due  4/1/2041  (Hope  Academy
          Project)                                                                  NR/NR        1,000,000     1,171,730
          Michigan Hospital Finance  Authority,  5.00% due 7/15/2025  (Oakwood
          Southshore Medical Center)                                                 A/A2          650,000       703,319
          Michigan   Hospital   Finance   Authority,    5.75%   due   4/1/2032
          pre-refunded 4/1/2013 (Various Hospital Facility Improvements)            AA+/A2         150,000       152,060
          Michigan  Hospital Finance  Authority,  5.75% due 11/15/2039  (Henry
          Ford Health)                                                               A/A2        1,000,000     1,140,270
          Michigan Housing Development Authority, 3.375% due 11/1/2016 (AMT)        AA/NR          865,000       893,433
          Michigan  Public School  Academy,  8.00% due 8/1/2035 (Will Carleton
          Charter School)                                                           NR/NR        1,070,000     1,152,165
          Michigan  Strategic  Fund,  5.00% due  8/1/2013  (NSF  International
          Project)                                                                  A-/NR          300,000       306,123
          Michigan  Strategic  Fund,  7.00% due 5/1/2021  (The Detroit  Edison
          Company; Insured: Natl-Re/AMBAC)                                          NR/NR          250,000       327,343
          School District of the City of Detroit,  5.00% due 5/1/2025  (School
          Building & Site; Insured: Q-SBLF)                                        AA-/Aa2       1,000,000     1,164,390
          School District of the City of Detroit,  5.25% due 5/1/2027  (School
          Building & Site; Insured: AGM)                                           AA-/Aa2       1,000,000     1,205,100
        Minnesota -- 0.28%
          St. Paul Housing & Redevelopment Authority, 5.25% due 5/15/2023           A-/A3          100,000       106,797
          Washington  County  Housing  Redevelopment  Authority,   5.625%  due
          6/1/2037 (Birchwood & Woodbury)                                           NR/NR          415,000       424,076
        Missouri -- 2.55%
          Missouri   Development   Finance  Board,  0.13%  due  12/1/2033  put
          1/2/2013  (Nelson  Gallery  Foundation;  SPA:  JPMorgan  Chase Bank)
          (daily demand notes)                                                     AAA/Aaa         900,000       900,000
          Tax  Increment  Financing  Commission  of  Kansas  City,  5.25%  due
          3/1/2018 (Maincor Project-Public Improvements)                            NR/NR        1,265,000     1,330,843
          Tax  Increment  Financing  Commission  of  Kansas  City,  6.00%  due
          5/1/2030 (Union Hill Redevelopment Project)                               NR/NR        2,505,000     2,649,213
        Nevada -- 1.52%
          Carson City,  5.00% due 9/1/2033  (Carson Tahoe Regional  Healthcare
          Project)                                                                 BBB+/NR       1,250,000     1,341,038
          Redevelopment  Agency of the City of  Mesquite,  7.00% due  6/1/2019
          (Public Facility and Redevelopment Projects)                             BBB+/NR         700,000       728,581
          Redevelopment  Agency of the City of  Mesquite,  7.125% due 6/1/2021
          (Public Facility and Redevelopment Projects)                             BBB+/NR         300,000       311,184
          Redevelopment  Agency of the City of  Mesquite,  7.375% due 6/1/2024
          (Public Facility and Redevelopment Projects)                             BBB+/NR         500,000       517,640
        New Jersey -- 1.99%
          Higher Education Student Assistance  Authority,  5.75% due 12/1/2039
          (NJCLASS Student Loan Program) (AMT)                                       A/A2          750,000       786,397
          New  Jersey  EDA,  4.25%  due  10/1/2047  (Middlesex  Water  Company
          Project) (AMT)                                                             A/NR        1,000,000       989,410
          State of New Jersey, 2.50% due 6/27/2013 (Cash Flow Management)         SP-1/Mig2      2,000,000     2,021,460
        New Mexico -- 2.23%
          City of Farmington  PCR, 4.70% due 9/1/2024  (Arizona Public Service
          Co.)                                                                    BBB+/Baa1      1,000,000     1,114,640
          City of Santa  Fe,  5.00%  due  5/15/2042  (El  Castillo  Retirement
          Residences)                                                              BBB-/NR       3,000,000     3,141,570
        New York -- 2.47%
          New  York   State   Dormitory   Authority,   5.00%   due   6/15/2031
          (Metropolitan Transportation Authority and Urban Development Corp.)       AAA/NR       3,000,000     3,590,100
          New York Thruway  Authority,  5.00% due 1/1/2037 (Governor Thomas E.
          Dewey Thruway)                                                            A+/A1        1,000,000     1,127,290
        Ohio -- 3.31%
          American  Municipal  Power,  Inc.,  5.00% due 2/15/2037 (AMP Fremont
          Energy Center)                                                             A/A1        1,000,000     1,114,580
          Cleveland Cuyahoga County Port Authority,  6.25% due 5/15/2016 (LOC:
          FifthThird Bank)                                                         BBB+/NR         345,000       347,518
          Cleveland  Cuyahoga  County  Port  Authority,  7.00%  due  5/15/2040
          (Flats East Development Project; Insured: City Appropriations)           BBB+/NR       1,000,000     1,130,500
          Ohio State Water Development  Authority PCR, 5.875% due 6/1/2033 put
          6/1/2016 (FirstEnergy Nuclear Generation Corp.)                         BBB-/Baa2      1,000,000     1,124,400
          Ohio State Water Development  Authority PCR, 3.375% due 7/1/2033 put
          7/1/2015 (FirstEnergy Nuclear Generation Corp.)                         BBB-/Baa3      1,350,000     1,392,039
          Rickenbacker Port Authority,  5.375% due 1/1/2032 (OASBO-Educational
          Organization Facilities)                                                  NR/A1        1,000,000     1,217,110
        Oregon -- 0.80%
          Oregon MFR Pass-Through Certificates, 6.05% due 11/1/2034 (AMT)          NR/Baa1         495,000       496,421
          Western Generation Agency,  5.00% due 1/1/2016 (Wauna  Cogeneration;
          Insured: ACA)                                                             NR/NR        1,000,000     1,026,730
        Pennsylvania -- 5.93%
          Allegheny County IDA, 6.75% due 8/15/2035 (Propel Charter School)        BBB-/NR         950,000     1,057,892
          City of Philadelphia Airport, 5.00% due 6/15/2027 (AMT)                   A+/A2        2,000,000     2,235,120
          Hospitals   and   Higher   Educational   Facilities   Authority   of
          Philadelphia,  0.13%  due  7/1/2025  put  1/2/2013  (The  Children's
          Hospital of  Philadelphia;  SPA:  JPMorgan Chase Bank) (daily demand
          notes)                                                                    AA/Aa2       1,000,000     1,000,000
          Pennsylvania  Economic Development  Financing  Authority,  5.00% due
          12/1/2014 (Colver Project; Insured: AMBAC) (AMT)                         BBB-/Ba1        450,000       463,662
          Pennsylvania  Economic Development  Financing Authority,  4.625% due
          12/1/2018 (Colver Project; Insured: AMBAC) (AMT)                         BBB-/Ba1      1,800,000     1,829,394
          Pennsylvania  Higher  Educational  Facilities  Authority,  4.00% due
          10/1/2023 (Shippensburg University Student Housing Project)             BBB-/Baa3      1,000,000     1,033,430
          Pennsylvania  Higher  Educational  Facilities  Authority,  5.00% due
          10/1/2035 (Shippensburg University Student Housing Project)             BBB-/Baa3        595,000       646,116
          Pennsylvania  Turnpike  Commission,  0% due 12/1/2030  (PennDOT-Mass
          Transit Agencies)                                                         A-/A3        2,000,000     1,934,220
          Philadelphia IDA, 6.00% due 8/1/2035 (Mast Charter School)               BBB+/NR       1,000,000     1,136,680
        Rhode Island -- 0.42%
          Housing  Authority  of the City of  Pawtucket,  5.50%  due  9/1/2022
          (Public Housing Development)                                              AA-/NR         315,000       380,854
          Housing  Authority  of the City of  Pawtucket,  5.50%  due  9/1/2024
          (Public Housing Development)                                              AA-/NR         350,000       417,959
        South Dakota -- 0.43%
          South Dakota Health & Educational  Facilities  Authority,  5.50% due
          11/1/2040 (Sanford Health)                                                A+/A1          750,000       832,245
        Tennessee -- 0.35%
          Tennessee Energy Acquisition Corp., 5.00% due 2/1/2015                   BBB/Baa3        100,000       106,319
          Tennessee Energy Acquisition Corp., 5.25% due 9/1/2024                   A-/Baa2         500,000       567,835
        Texas -- 10.13%
          Austin  Convention  Enterprises,  Inc.,  5.25% due 1/1/2024  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         720,000       775,851
          Austin  Convention  Enterprises,  Inc.,  5.00% due 1/1/2034  (Austin
          Convention Center; Insured: Syncora)                                     BB+/Ba1         665,000       695,111
          Clifton Higher Education Finance Corp.,  9.00% due 2/15/2038 (Tejano
          Center for Community Concerns, Inc.)                                     BBB-/NR       1,000,000     1,189,640
          Gulf   Coast   Waste   Disposal   Authority,   6.10%  due   8/1/2024
          (International Paper Co.) (AMT)                                          BBB/Baa3        100,000       100,353
          Kimble County Hospital District, 6.25% due 8/15/2033                      NR/NR          500,000       555,945
          La Vernia  Higher  Education  Finance  Corp.,  6.25%  due  8/15/2039
          (Kipp, Inc.)                                                              BBB/NR       1,000,000     1,163,810
          San Antonio Energy  Acquisition  Public Facilities Corp.,  5.50% due
          8/1/2021                                                                 A-/Baa3          40,000        46,424
          San Juan Higher  Education  Finance  Authority,  6.70% due 8/15/2040
          (IDEA Public Schools)                                                     BBB/NR       1,000,000     1,175,110
          State of  Texas,  2.50% due  8/30/2013  (General  Revenue  Fund Cash
          Management)                                                             SP-1+/Mig1     3,500,000     3,553,585
          Tarrant County Cultural Educational  Facilities Finance Corp., 0.12%
          due  10/1/2041  put 1/2/2013  (Methodist  Hospitals of Dallas;  LOC:
          JPMorgan Chase Bank) (daily demand notes)                                AAA/Aa1       1,955,000     1,955,000
          Texas City Industrial  Development  Corp.,  7.375% due 10/1/2020 (BP
          Pipelines N.A., Inc.)                                                      A/A2        1,000,000     1,377,130
          Texas   Multi-Family   Housing  Corp.,   7.00%  due  7/1/2043  (HDSA
          Affordable Housing Pool)                                                  BB/NR        3,000,000     2,887,020
          Texas Public Finance Authority  Charter School Finance Corp.,  4.15%
          due 8/15/2016 (IDEA Public Schools; Insured: ACA)                         BBB/NR         100,000       106,428
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 2/15/2018 (Cosmos Foundation, Inc.)                                   BBB/NR         785,000       833,003
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2023 (IDEA Public Schools; Insured: ACA)                         BBB/NR         155,000       165,588
          Texas Public Finance Authority  Charter School Finance Corp.,  5.00%
          due 8/15/2030 (IDEA Public Schools; Insured: ACA)                         BBB/NR       1,500,000     1,590,600
          Texas Public Finance Authority  Charter School Finance Corp.,  6.20%
          due 2/15/2040 (Cosmos Foundation, Inc.)                                   BBB/NR       1,000,000     1,184,640
        U.S. Virgin Islands -- 0.39%
          Virgin Islands Public Finance Authority, 6.75% due 10/1/2037             NR/Baa3         500,000       586,730
          Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                NR/NR          150,000       150,339
        Utah -- 1.00%
          Herriman City,  4.75% due 11/1/2022 (Towne Center Access and Utility
          Improvements)                                                              A/NR        1,000,000     1,116,350
          Murray City,  0.13% due 5/15/2037 put 1/2/2013 (IHC Health Services,
          Inc.; SPA: JPMorgan Chase Bank) (daily demand notes)                     AA+/Aa1         800,000       800,000
        Vermont -- 0.41%
          Vermont Student  Assistance Corp., 5.10% due 6/15/2032 (Student Loan
          Program) (AMT)                                                             A/NR          760,000       789,055
        Virginia -- 0.82%
          City  of  Lexington  IDA,  5.375%  due  1/1/2028  (Residential  Care
          Facility-Kendal at Lexington)                                             NR/NR        1,000,000     1,022,160
          Virginia  Small  Business  Financing  Authority,  9.00% due 7/1/2039
          (Hampton RDS Proton)                                                      NR/NR          500,000       544,705
        Washington -- 0.58%
          Washington  Health Care  Facilities  Authority,  5.70% due  7/1/2038
          (Overlake Hospital Medical Center)                                        A-/A3        1,000,000     1,112,920
        Wisconsin -- 1.93%
          Wisconsin  Health &  Educational  Facilities  Authority,  5.00%  due
          8/15/2027 (ProHealth Care, Inc.)                                          A+/A1        3,300,000     3,696,858

TOTAL INVESTMENTS -- 98.44% (Cost $173,090,707)                                                            $ 188,132,421

OTHER ASSETS LESS LIABILITIES -- 1.56%                                                                         2,972,160

NET ASSETS -- 100.00%                                                                                      $ 191,104,581

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
EDA        Economic Development Authority
FGIC       Insured by Financial Guaranty Insurance Co.
GO         General Obligation
HFA        Health Facilities Authority
HFFA       Health Facilities Financing Authority
IDA        Industrial Development Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Q-SBLF     Qualified School Bond Loan Fund
Radian     Insured by Radian Asset Assurance
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

    Municipal Bonds                    $    188,132,421      $             --   $   188,132,421     $            --

Total Investments in Securities        $    188,132,421      $             --   $   188,132,421     $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg California Limited Term Municipal Fund                                        December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value
        Alameda County COP,  5.625% due 12/1/2016  (Santa Rita Jail;  Insured:
        AMBAC)                                                                     AA/NR      $ 1,830,000  $  2,131,126
        Alameda County Joint Powers  Authority,  5.00% due 12/1/2021  (Capital
        Projects)                                                                  AA/A1        1,000,000     1,229,420
        Alvord USD GO, 5.25% due 2/1/2014 (Insured: Natl-Re)                      A+/Baa2       1,150,000     1,193,562
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2020  (Electric
        System Distribution Facilities; Insured: AMBAC)                            NR/NR          445,000       477,685
        Anaheim  Public  Financing  Authority,  5.00% due 10/1/2021  (Electric
        System Distribution Facilities; Insured: AMBAC)                            NR/NR          820,000       876,547
        Anaheim  Public   Financing   Authority,   0%  due  9/1/2022   (Public
        Improvements Project; Insured: AGM)                                       AA-/Aa3       3,000,000     2,069,130
        Bay Area Toll  Authority,  5.00% due 4/1/2016 (San  Francisco Bay Area
        Toll Bridge)                                                               AA/Aa3       2,075,000     2,359,752
        Bay Area  Toll  Authority,  0.83%  due  4/1/2047  put  10/1/2019  (San
        Francisco Bay Area Toll Bridge)                                            AA/Aa3       5,000,000     4,999,650
        Calexico USD COP, 6.75% due 9/1/2017                                       A-/NR        3,060,000     3,386,594
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2018
        (Pitzer College)                                                           NR/A3        1,540,000     1,767,473
        California Educational Facilities Authority,  0% due 10/1/2019 (Loyola
        Marymount University; Insured: Natl-Re)                                    NR/A2        2,025,000     1,697,011
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2020
        (Pitzer College)                                                           NR/A3        1,445,000     1,707,831
        California  Educational  Facilities  Authority,   5.00%  due  4/1/2022
        (Chapman University)                                                       NR/A2        2,000,000     2,380,080
        California HFFA, 4.00% due 2/1/2013  (Community Program  Developmental
        Disabilities; Insured: California Mtg Insurance)                           A-/NR        1,665,000     1,669,579
        California HFFA, 5.25% due 10/1/2013 (Providence Health and Services)      AA/Aa2         650,000       673,530
        California HFFA, 5.00% due 8/15/2014 (Cedars-Sinai Medical Center)         NR/A2        1,500,000     1,601,205
        California HFFA, 4.00% due 2/1/2016  (Community Program  Developmental
        Disabilities; Insured: California Mtg Insurance)                           A-/NR        2,475,000     2,659,684
        California HFFA, 5.50% due 10/1/2017 (Providence Health and Services)      AA/Aa2       1,100,000     1,314,082
        California HFFA, 5.50% due 2/1/2018  (Community Program  Developmental
        Disabilities; Insured: California Mtg Insurance)                           A-/NR        2,715,000     3,171,473
        California HFFA, 6.00% due 10/1/2018 (Providence Health and Services)      AA/Aa2       1,000,000     1,251,530
        California  HFFA,  5.00%  due  11/15/2018   (Children's  Hospital  Los
        Angeles)                                                                 BBB+/Baa2      1,235,000     1,415,421
        California  HFFA,  5.10%  due  2/1/2019   (Episcopal  Home;   Insured:
        California Mtg Insurance) (ETM)                                            A-/NR        1,635,000     1,840,356
        California  HFFA,  5.00%  due  11/15/2020   (Children's  Hospital  Los
        Angeles)                                                                 BBB+/Baa2      1,190,000     1,376,854
        California HFFA, 5.25% due 3/1/2022  (Catholic  Healthcare West Health
        Facilities)                                                                 A/A3        1,000,000     1,190,620
        California HFFA, 5.125% due 7/1/2022 (Catholic  Healthcare West Health
        Facilities)                                                                 A/A3        2,635,000     2,839,054
        California  HFFA,  1.45% due 8/15/2023 put  3/15/2017  (Lucile  Salter
        Packard Children's Hospital)                                               AA/Aa3       3,000,000     3,031,590
        California HFFA, 5.00% due 7/1/2027 put 7/1/2014 (Catholic  Healthcare
        West Health Facilities)                                                     A/A3        2,000,000     2,111,420
        California Mobile home Park Financing Authority,  5.00% due 11/15/2013
        (Rancho Vallecitos; Insured: ACA)                                          NR/NR          290,000       292,946
        California PCR Financing Authority,  5.90% due 6/1/2014 (San Diego Gas
        & Electric)                                                                 A/A2        2,500,000     2,691,775
        California PCR Financing  Authority,  5.25% due 6/1/2023 put 12/1/2017
        (Solid Waste Disposal-Republic Services, Inc.) (AMT)                      BBB/Baa3      2,820,000     3,182,060
        California PCR Financing  Authority,  0.10% due 11/1/2026 put 1/2/2013
        (Pacific  Gas & Electric;  LOC:  JPMorgan  Chase Bank)  (daily  demand
        notes)                                                                     AA+/NR      14,200,000    14,200,000
        California State Department of Transportation  COP, 5.25% due 3/1/2016
        (Insured: Natl-Re)                                                         BBB/A2       1,785,000     1,792,265
        California State Department Of Veterans  Affairs,  2.75% due 12/1/2018
        (Farm and Home Purchase Program)                                           AA/Aa3       1,000,000     1,038,470
        California State Department Of Veterans  Affairs,  3.00% due 12/1/2019
        (Farm and Home Purchase Program)                                           AA/Aa3         500,000       524,570
        California State Department Of Water Resources, 5.00% due 5/1/2014        AA-/Aa3       1,000,000     1,061,850
        California State Department of Water Resources, 5.00% due 5/1/2015        AA-/Aa3       5,000,000     5,521,300
        California State Department of Water Resources, 5.00% due 5/1/2015        AA-/Aa3       3,400,000     3,754,484
        California  State Economic  Recovery GO, 5.00% due 7/1/2015  (Insured:
        Natl-Re)                                                                   A+/Aa3         500,000       534,640
        California State Economic Recovery GO, 5.00% due 7/1/2018                  A+/Aa3       3,000,000     3,634,410
        California State Housing Finance Agency,  3.70% due 8/1/2013 (Insured:
        FGIC)                                                                     BBB/Baa2      1,670,000     1,686,700
        California State Housing Finance Agency,  3.80% due 2/1/2014 (Insured:
        FGIC)                                                                     BBB/Baa2        770,000       779,594
        California State Housing Finance Agency,  5.00% due 2/1/2014 (Insured:
        FGIC) (AMT)                                                               BBB/Baa2      2,405,000     2,429,146
        California State Housing Finance Agency,  4.85% due 8/1/2016 (Insured:
        AGM) (AMT)                                                                AA-/Aa3       1,000,000     1,069,410
        California State Housing Finance Agency,  5.00% due 8/1/2017 (Insured:
        AGM) (AMT)                                                                AA-/Aa3         980,000     1,049,551
        California   State  Housing  Finance   Agency,   5.125%  due  8/1/2018
        (Insured: AGM) (AMT)                                                      AA-/Aa3       1,000,000     1,063,080
        California   State  Housing  Finance   Agency,   3.05%  due  12/1/2019
        (Insured: FHA)                                                             NR/Aaa         735,000       756,506
        California  State  Infrastructure & Economic  Development  Bank, 5.25%
        due 8/15/2020 (King City High School)                                      A-/NR        1,000,000     1,173,420
        California State Public Works Board,  5.25% due 10/1/2013  (California
        State University)                                                         BBB+/Aa3        500,000       501,980
        California State Public Works Board,  5.25% due 12/1/2014  (California
        Community Colleges)                                                       BBB+/A2       1,525,000     1,530,734
        California State Public Works Board, 5.00% due 1/1/2015  (Correctional
        Facilities Improvements; Insured: AMBAC)                                  BBB+/A2       2,000,000     2,163,000
        California State Public Works Board,  5.00% due 11/1/2015  (University
        of California)                                                            AA-/Aa2       1,000,000     1,083,200
        California State Public Works Board,  5.00% due 11/1/2016  (California
        State University-J. Paul Leonard & Sutro Library)                         BBB+/Aa3      1,000,000     1,137,750
        California  State Public Works Board,  5.00% due 6/1/2020  (University
        of California; Insured: Natl-Re/FGIC)                                     AA-/Aa2       1,185,000     1,452,075
        California  State  Public Works  Board,  5.125% due 3/1/2021  (Various
        State Participating Agency Capital Projects)                              BBB+/A2       1,635,000     1,938,783
        California  State Public Works Board,  5.00% due  12/1/2021  (Judicial
        Council Projects)                                                         BBB+/A2       2,500,000     3,023,175
        California  State Public Works  Board,  5.00% due 4/1/2022  (Riverside
        Campus)                                                                   BBB+/A2         565,000       683,079
        California   State   Public   Works   Board,   5.00%   due   11/1/2022
        (Correctional Facilities Improvements)                                    BBB+/A2       1,500,000     1,820,670
        California  State Public Works Board,  5.00% due  12/1/2022  (Judicial
        Council Projects)                                                         BBB+/A2       1,200,000     1,434,180
        California  Statewide  Community  Development  Authority,   5.50%  due
        8/15/2014 (Enloe Medical Center; Insured: California Mtg Insurance)        A-/NR          750,000       802,635
        California  Statewide  Community  Development  Authority,   5.00%  due
        4/1/2019 (Kaiser Credit Group)                                             A+/NR        3,715,000     4,388,790
        California  Statewide  Community  Development  Authority,   5.00%  due
        7/1/2020 (Aspire Public Schools; Insured: College for Certain LLC)         NR/NR        1,460,000     1,469,023
        California  Statewide  Community  Development  Authority,   4.10%  due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1        2,000,000     2,017,880
        California  Statewide  Community  Development  Authority,   4.10%  due
        4/1/2028 put 4/1/2013  (Southern  California  Edison County;  Insured:
        Syncora)                                                                    A/A1        3,225,000     3,253,993
        California  Statewide  Community  Development  Authority,   3.90%  due
        8/1/2031 put 07/1/2014  (Kaiser Credit Group)                              A+/NR          650,000       675,617
        Calipatria USD, 0% due 8/1/2025 (Educational Facilities  Improvements;
        Insured: ACA)                                                              NR/NR        5,000,000     2,356,050
        Carson Redevelopment Agency, 6.00% due 10/1/2019 (Project Area 1)          A-/NR        1,050,000     1,233,414
        Castaic USD GO, 0% due 5/1/2018 (Insured: Natl-Re/FGIC)                    A+/NR        3,300,000     2,661,780
        Centinela Valley USD GO, 4.00% due 12/1/2013                              SP-1+/NR      3,000,000     3,091,020
        Central Valley Financing Authority, 5.00% due 7/1/2015 (Carson Ice)        A+/A1        1,000,000     1,092,020
        Central Valley Financing Authority, 5.25% due 7/1/2020 (Carson Ice)        A+/A1          500,000       602,615
        Cerritos Public  Financing  Authority,  5.00% due 11/1/2014  (Insured:
        AMBAC)                                                                     A-/NR        1,260,000     1,328,305
        Chabot-Las  Positas  Community  College  District  GO, 0% due 8/1/2018
        (Capital Improvements; Insured: AMBAC)                                     A+/Aa2       2,465,000     2,077,403
        Chula Vista COP, 5.25% due 3/1/2020 (Capital Facilities Project)           A-/NR        1,300,000     1,513,135
        Chula  Vista  Elementary  School  District  COP,  4.70%  due  9/1/2022
        (Insured: Natl-Re)                                                        BBB/Baa2        900,000       905,238
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2015 (Electric Systems Capital Improvements)                           AA-/A1         750,000       827,813
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2016 (Electric Systems Capital Improvements)                           AA-/A1         500,000       570,015
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2017 (Electric Systems Capital Improvements)                           AA-/A1       1,000,000     1,170,980
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2018 (Electric Systems Capital Improvements)                           AA-/A1         360,000       431,762
        City of  Burbank  California  Water  and  Power  Electric,  5.00%  due
        6/1/2020 (Electric Systems Capital Improvements)                           AA-/A1         625,000       773,913
        City of Folsom,  4.00% due 12/1/2014  (Community  Facilities  District
        No. 2)                                                                     A+/NR          755,000       796,835
        City of Folsom,  5.00% due 12/1/2016  (Community  Facilities  District
        No. 2)                                                                     A+/NR        1,100,000     1,219,350
        City of Folsom,  5.00% due 12/1/2018  (Community  Facilities  District
        No. 2)                                                                     A+/NR          965,000     1,093,441
        City of Los Angeles COP,  3.00% due 11/1/2030  put 2/1/2018  (American
        Academy of Dramatic Arts; LOC: TD Bank N.A.)                               NR/Aa2       2,880,000     3,034,195
        City of Manteca,  2.00% due  12/1/2013  (Wastewater  and Sewer  System
        Improvements)                                                             AA-/Aa3         425,000       431,405
        City of Manteca, 2.00% due 7/1/2014 (Water Systems Improvements)           AA-/A1         450,000       458,577
        City of Manteca,  3.00% due  12/1/2015  (Wastewater  and Sewer  System
        Improvements)                                                             AA-/Aa3         280,000       297,290
        City of Manteca, 4.00% due 7/1/2016 (Water Systems Improvements)           AA-/A1         300,000       329,574
        City of Manteca,  3.00% due  12/1/2016  (Wastewater  and Sewer  System
        Improvements)                                                             AA-/Aa3         520,000       559,842
        City of Manteca, 4.00% due 7/1/2018 (Water Systems Improvements)           AA-/A1         550,000       621,099
        City of Manteca,  4.00% due  12/1/2018  (Wastewater  and Sewer  System
        Improvements)                                                             AA-/Aa3         375,000       430,631
        City of Manteca, 5.00% due 7/1/2019 (Water Systems Improvements)           AA-/A1         400,000       479,824
        City of Manteca, 5.00% due 7/1/2021 (Water Systems Improvements)           AA-/A1       1,000,000     1,210,860
        City of Manteca, 5.00% due 7/1/2023 (Water Systems Improvements)           AA-/A1         650,000       778,765
        City of Moorpark  Mobile  Home Park,  4.90% due  5/15/2017  (Villa Del
        Arroyo)                                                                    BBB/NR         965,000     1,005,453
        City of Oxnard  Financing  Authority,  5.00% due 5/1/2013 (Solid Waste
        System; Insured: AMBAC) (AMT)                                              A-/NR        2,115,000     2,137,081
        City of Oxnard  Financing  Authority,  5.25% due 6/1/2014  (Wastewater
        Treatment Plants; Insured: Natl-Re/FGIC)                                   BBB/NR       1,000,000     1,017,630
        City of Pasadena,  4.00% due 6/1/2013  (Electric System  Improvements;
        Insured: AGM)                                                              AA-/NR         730,000       740,388
        City of Pasadena USD GO, 5.00% due 11/1/2018 (Insured: AGM)                NR/Aa2       1,200,000     1,359,192
        City of Porterville  COP, 6.30% due 10/1/2018  (Public Service Capital
        Projects; Insured: AMBAC)                                                  NR/NR        1,250,000     1,344,925
        City of Santa Fe Springs Community Development  Commission,  5.00% due
        9/1/2018 (Redevelopment Project; Insured: Natl-Re)                         A/Baa2       1,235,000     1,342,136
        City of Seal Beach  Redevelopment  Agency,  5.20% due 12/15/2013 (Seal
        Beach Mobile Home Park; Insured: ACA)                                      NR/NR          125,000       126,273
        City of  Torrance,  5.00%  due  9/1/2020  (Torrance  Memorial  Medical
        Center)                                                                     A/A2        1,155,000     1,355,843
        City of  Torrance,  6.00%  due  6/1/2022  (Torrance  Memorial  Medical
        Center)                                                                     A/A2        2,600,000     2,610,088
        City of  Vallejo,  5.00%  due  5/1/2017  (Water  Improvement  Project;
        Insured: Natl-Re)                                                         BBB/Baa2      1,240,000     1,367,794
        City of Whittier, 5.375% due 8/1/2014 (Solid Waste; Insured: AMBAC)        NR/NR          370,000       370,806
        Colton  Public  Financing  Authority,  4.00%  due  4/1/2017  (Electric
        Generation Facility Project)                                               NR/A2          530,000       582,576
        Colton  Public  Financing  Authority,  4.00%  due  4/1/2018  (Electric
        Generation Facility Project)                                               NR/A2          550,000       612,178
        Colton  Public  Financing  Authority,  4.00%  due  4/1/2019  (Electric
        Generation Facility Project)                                               NR/A2          400,000       448,908
        Colton  Public  Financing  Authority,  5.00%  due  4/1/2020  (Electric
        Generation Facility Project)                                               NR/A2          410,000       484,198
        Colton  Public  Financing  Authority,  5.00%  due  4/1/2021  (Electric
        Generation Facility Project)                                               NR/A2          650,000       770,062
        Colton  Public  Financing  Authority,  5.00%  due  4/1/2022  (Electric
        Generation Facility Project)                                               NR/A2          970,000     1,145,221
        Contra Costa Water District, 2.50% due 10/1/2013                           AA/NR        2,000,000     2,034,520
        Corona-Norco USD GO, 0% due 9/1/2017 (Insured: AGM)                       AA-/Aa2       1,595,000     1,479,299
        County of El Dorado Community Facilities District,  5.00% due 9/1/2019
        (El Dorado Hills Development)                                               A/NR        1,700,000     1,967,716
        County of Monterey COP, 5.00% due 8/1/2014  (Natividad Medical Center;
        Insured: AGM)                                                              AA/Aa3       2,000,000     2,125,860
        County of Monterey COP, 5.25% due 8/1/2021  (Natividad Medical Center;
        Insured: AGM)                                                              AA/Aa3       3,700,000     4,404,998
        County of Stanislaus, 5.75% due 5/1/2015 (Insured: Natl-Re)               A+/Baa2       1,815,000     2,003,107
        Delano Financing  Authority,  5.00% due 12/1/2017  (Police Station and
        Capital Improvements)                                                       A/NR        1,085,000     1,243,518
        Delano Financing  Authority,  5.00% due 12/1/2018  (Police Station and
        Capital Improvements)                                                       A/NR        1,135,000     1,324,318
        Delano Financing  Authority,  5.00% due 12/1/2019  (Police Station and
        Capital Improvements)                                                       A/NR        1,195,000     1,414,175
        Fillmore  Public  Financing  Authority,   5.00%  due  5/1/2016  (Water
        Recycling Financing Project; Insured: CIFG)                               AA-/Aa3         735,000       809,500
        Fresno  County  USD GO,  5.90% due  8/1/2017  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           A+/Baa2         590,000       684,766
        Fresno  County  USD GO,  5.90% due  8/1/2018  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           A+/Baa2         630,000       747,489
        Fresno  County  USD GO,  5.90% due  8/1/2019  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           A+/Baa2         675,000       814,259
        Fresno  County  USD GO,  5.00% due  2/1/2020  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           A+/Baa2       2,510,000     2,896,741
        Fresno  County  USD GO,  5.90% due  8/1/2020  (Educational  Facilities
        Improvements; Insured: Natl-Re)                                           A+/Baa2         720,000       877,939
        Fullerton Public  Financing  Authority,  5.00% due 9/1/2016  (Insured:
        AMBAC)                                                                      A/NR        1,775,000     1,947,033
        Guam Power  Authority,  5.00% due  10/1/2021  (Electric  Power System;
        Insured: AGM)                                                             AA-/Aa3       1,275,000     1,508,937
        Hemet USD GO, 4.00% due 8/1/2018 (Insured: AGM)                            AA-/NR       1,335,000     1,496,054
        Irvine  Public  Facilities  &  Infrastructure  Authority,   2.00%  due
        9/2/2013                                                                  BBB+/NR       1,000,000     1,006,850
        Irvine  Public  Facilities  &  Infrastructure  Authority,   3.00%  due
        9/2/2015                                                                  BBB+/NR         570,000       587,083
        Irvine  Public  Facilities  &  Infrastructure  Authority,   3.00%  due
        9/2/2016                                                                  BBB+/NR       1,290,000     1,326,146
        Kern Community College District COP, 4.00% due 4/1/2014                   SP-1+/NR      3,000,000     3,113,790
        Lindsay USD COP, 5.75% due 10/1/2017 (Insured: AGM)                        AA-/NR       1,160,000     1,292,298
        Lindsay USD COP, 6.00% due 10/1/2018 (Insured: AGM)                        AA-/NR         680,000       776,553
        Lodi Public  Financing  Authority,  3.00% due  10/1/2016  (City Police
        Building and Jail)                                                          A/NR          830,000       866,171
        Lodi Public  Financing  Authority,  5.00% due  10/1/2020  (City Police
        Building and Jail)                                                          A/NR          965,000     1,117,036
        Lodi Public  Financing  Authority,  5.00% due  10/1/2021  (City Police
        Building and Jail)                                                          A/NR        1,020,000     1,184,230
        Lodi Public  Financing  Authority,  5.00% due  10/1/2022  (City Police
        Building and Jail)                                                          A/NR        1,040,000     1,199,609
        Los Alamitos USD GO, 0% due 9/1/2016 (School Facilities Improvements)    SP-1+/Aa2      2,000,000     1,908,560
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2016                                                                  A+/A2        2,100,000     2,327,976
        Los  Angeles  Convention  &  Exhibition  Center  Authority,  5.00% due
        8/15/2017                                                                  A+/A2        1,660,000     1,866,338
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        9/1/2014 (Multiple Facilities Projects; Insured: Natl-Re/FGIC)             BBB/NR       2,990,000     3,178,430
        Los  Angeles  County  Public  Works  Financing  Authority,  4.25%  due
        6/1/2016 (Calabasas Landfill; Insured: AMBAC)                              AA-/A1       1,000,000     1,055,480
        Los  Angeles  County  Public  Works  Financing  Authority,  5.00%  due
        8/1/2018 (Multiple Capital Projects)                                       AA-/A1       2,060,000     2,423,734
        Los Angeles County Schools  Regionalized  Business Services Corp. COP,
        0% due 8/1/2021 (Insured: AMBAC)                                           NR/NR        2,135,000     1,447,445
        Los Angeles  Department of Airports,  5.50% due 5/15/2018 (Los Angeles
        International Airport) (AMT)                                               AA/Aa3       2,000,000     2,403,140
        Los Angeles Municipal  Improvement Corp., 5.00% due 11/1/2017 (Capital
        Equipment)                                                                 A+/A3        3,235,000     3,715,786
        Los  Angeles  USD COP,  5.00% due  10/1/2014  (Information  Technology
        Projects; Insured: AMBAC)                                                  A+/A1          725,000       779,614
        Los  Angeles  USD COP,  5.00% due  10/1/2015  (Information  Technology
        Projects; Insured: AMBAC)                                                  A+/A1        1,500,000     1,657,695
        Los  Angeles  USD COP,  5.50% due  12/1/2018  (Educational  Facilities
        Improvements)                                                              A+/A1        2,000,000     2,389,640
        Mark West Union School  District GO, 4.125% due 8/1/2020  (Educational
        Facilities Improvements; Insured: Natl-Re/FGIC)                            AA-/NR       1,275,000     1,300,666
        Merced Redevelopment Agency, 5.25% due 9/1/2020                            NR/NR        1,190,000     1,255,307
        Milpitas Redevelopment Agency, 5.00% due 9/1/2015 (Insured: Natl-Re)       A/Baa2       2,200,000     2,264,548
        Modesto  Irrigation  District,  5.00% due 7/1/2022 (San Joaquin Valley
        Electric System)                                                           A+/A2        1,000,000     1,207,930
        Mojave USD COP, 0% due 9/1/2017 (Educational Facilities  Improvements;
        Insured: AGM)                                                              AA-/NR       1,045,000       944,147
        Mojave USD COP, 0% due 9/1/2018 (Educational Facilities  Improvements;
        Insured: AGM)                                                              AA-/NR       1,095,000       948,708
        Mojave USD GO, 0% due 6/1/2013 (Cash Flow Management)                     SP-1+/NR      2,070,000     2,061,948
        Northern  California Power Agency,  4.00% due 7/1/2015  (Hydroelectric
        Project)                                                                   A+/A2          500,000       540,825
        Northern  California Power Agency,  5.00% due 7/1/2016  (Hydroelectric
        Project)                                                                   A+/A2          500,000       570,850
        Northern  California Power Agency,  5.00% due 7/1/2017  (Hydroelectric
        Project)                                                                   A+/A2          100,000       116,719
        Northern  California Power Agency,  5.00% due 7/1/2018  (Hydroelectric
        Project)                                                                   A+/A2        1,250,000     1,490,725
        Northern  California  Power  Agency,  5.00% due 6/1/2019  (Lodi Energy
        Center)                                                                    A-/A3        2,340,000     2,815,979
        Norwalk Redevelopment Agency, 5.00% due 10/1/2014 (Insured: Natl-Re)      BBB/Baa2        625,000       657,069
        Palomar Pomerado Health GO, 0% due 8/1/2019 (Insured: AGM)                AA-/Aa3       2,000,000     1,696,960
        Palomar Pomerado Health GO, 0% due 8/1/2021 (Insured: Natl-Re)             A+/A1        2,635,000     2,032,112
        Pittsburg  Redevelopment  Agency,  5.00%  due  8/1/2020  (Los  Medanos
        Community Development Project; Insured: Natl-Re)                         BBB+/Baa2      1,205,000     1,229,088
        Pomona   USD  GO,   6.10%   due   2/1/2020   (Educational   Facilities
        Improvements; Insured: Natl-Re)                                            A/Baa2         465,000       569,537
        Redding Electrical Systems COP, 5.00% due 6/1/2020 (Insured: AGM)          NR/Aa3       2,500,000     2,912,950
        Regents of the University of California,  4.00% due 5/15/2017  (Campus
        Housing and Facilities)                                                   AA-/Aa2       1,250,000     1,417,025
        Richmond Joint Powers Financing Authority, 5.25% due 5/15/2013             A+/NR          105,000       105,263
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2016  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1       1,055,000     1,143,620
        Ridgecrest  Redevelopment  Agency,  5.00%  due  6/30/2017  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1       1,055,000     1,152,767
        Ridgecrest  Redevelopment  Agency,  5.25%  due  6/30/2018  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1       1,050,000     1,170,403
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2019  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1       1,050,000     1,200,685
        Ridgecrest  Redevelopment  Agency,  5.50%  due  6/30/2020  (Ridgecrest
        Redevelopment Project)                                                     A-/Ba1       1,040,000     1,198,038
        Riverside County Palm Desert Financing  Authority,  5.00% due 5/1/2013
        (County Facilities Projects)                                               AA-/A2       1,000,000     1,015,350
        Rosemead  Community  Development   Commission,   5.00%  due  10/1/2015
        (Redevelopment Project Area No. 1; Insured: AMBAC)                         A+/NR        1,015,000     1,117,048
        Rosemead  Community  Development   Commission,   5.00%  due  10/1/2016
        (Redevelopment Project Area No. 1; Insured: AMBAC)                         A+/NR          700,000       761,978
        Roseville Natural Gas Financing Authority, 5.00% due 2/15/2017            A-/Baa2       1,390,000     1,546,792
        Sacramento  City  Financing  Authority,  0%  due  11/1/2014  (Insured:
        Natl-Re)                                                                  BBB/Baa2      3,480,000     3,309,236
        Sacramento  City USD GO,  5.00% due 7/1/2021  (Educational  Facilities
        Improvements)                                                              A+/A1        3,600,000     4,369,932
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2015  (Procter  &
        Gamble Project)                                                            A+/A1        1,100,000     1,208,955
        Sacramento  Cogeneration  Authority,  5.00% due  7/1/2019  (Procter  &
        Gamble Project)                                                            A+/A1          625,000       750,581
        Sacramento County Sanitation Districts Financing Authority,  0.19% due
        12/1/2039 put 1/2/2013 (LOC: Morgan Stanley) (daily demand notes)         AAA/Aa3      18,300,000    18,300,000
        Sacramento  Municipal Utility District,  5.00% due 7/1/2020  (Cosumnes
        Project; Insured: Natl-Re)                                                 BBB/A3       3,000,000     3,270,930
        San  Bernardino  County  Community  Facilities  District,   5.30%  due
        9/1/2013                                                                   NR/NR          300,000       307,179
        San Diego  Redevelopment  Agency,  5.00%  due  9/1/2014  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/Ba1         200,000       209,556
        San Diego  Redevelopment  Agency,  5.25%  due  9/1/2015  (Centre  City
        Redevelopment; Insured: AGM)                                              AA-/Aa3       1,375,000     1,386,797
        San Diego  Redevelopment  Agency,  5.00%  due  9/1/2018  (Centre  City
        Redevelopment; Insured: AMBAC)                                             NR/Ba1       3,215,000     3,490,879
        San  Diego   Redevelopment   Agency,  0%  due  9/1/2019  (Centre  City
        Redevelopment; Insured: AGM)                                              AA-/Aa3       1,910,000     1,594,831
        San Diego Redevelopment Agency, 5.80% due 11/1/2021 (Horton Plaza)         A-/Ba1       2,635,000     2,640,771
        San Diego USD GO, 5.50% due 7/1/2020 (Insured: Natl-Re)                   AA-/Aa2       1,390,000     1,765,522
        San Francisco City & County Airports Commission, 4.00% due 5/1/2013        A+/A1          500,000       506,125
        San Francisco  City & County COP, 5.00% due 11/1/2022 (525 Golden Gate
        Ave-Public Utilities Commission Office Project)                            AA-/A1         700,000       816,039
        San  Francisco  City & County  Redevelopment  Agency,  0% due 7/1/2013
        (George R. Moscone Convention Center)                                     AA-/Aa3       1,200,000     1,196,592
        San Francisco City & County  Redevelopment  Agency, 5.25% due 8/1/2013
        (San Francisco Redevelopment Project; Insured: Natl-Re/FGIC)               A/Ba1        1,250,000     1,280,725
        San Francisco City & County  Redevelopment  Agency, 5.25% due 8/1/2014
        (San Francisco Redevelopment Project; Insured: Natl-Re/FGIC)               A/Ba1        2,000,000     2,048,900
        San Francisco City & County  Redevelopment  Agency, 5.00% due 6/1/2020
        (San Francisco Redevelopment Project; Insured: AGM)                       AA-/Aa3       1,730,000     2,055,015
        San Joaquin  County COP,  5.50% due  11/15/2013  (Capital  Facilities;
        Insured: Natl-Re)                                                         BBB/Baa2        355,000       366,857
        San Joaquin  Delta  Community  College  District  GO, 0% due  8/1/2019
        (Insured: AGM)                                                            AA-/Aa2       5,000,000     4,092,650
        San  Jose  Financing  Authority,  5.25%  due  6/1/2016  (Civic  Center
        Project; Insured: AMBAC)                                                   AA/Aa3         500,000       502,075
        San Luis & Delta-Mendota  Water  Authority,  4.50% due 3/1/2014 (DHCCP
        Development Project)                                                       A+/NR        2,000,000     2,081,580
        San Mateo County Joint Powers Authority, 5.00% due 7/15/2018              AA+/Aa2         800,000       944,136
        San Mateo  Flood  Control  District  COP,  5.25% due  8/1/2017  (Colma
        Creek; Insured: Natl-Re)                                                  BBB/Baa2      1,000,000     1,001,920
        San  Mateo  Union  High  School   District   GO,  0.01%  due  9/1/2019
        (Educational Facilities Improvements; Insured: Natl-Re/FGIC)               AA/Aa1       2,000,000     1,757,280
        Santa   Ana   Financing   Authority,   6.25%  due   7/1/2018   (Police
        Administration & Holding Facility; Insured: Natl-Re)                      BBB/Baa2      2,000,000     2,340,580
        Santa Ana USD GO, 0% due 8/1/2020 (Insured: Natl-Re/FGIC)                  AA-/NR       2,035,000     1,682,273
        Santa Clara County Financing Authority,  4.00% due 5/15/2017 (Multiple
        Facilities)                                                                AA/A1       1,000,000     1,105,380
        Santa Margarita-Dana Point Authority,  7.25% due 8/1/2013 (Improvement
        Districts 3-3A, 4-4A; Insured: Natl-Re)                                   BBB/Baa2      2,000,000     2,062,460
        Santa Monica Community  College District GO, 0% due 8/1/2018  (College
        District Capital Improvements; Insured: MBIA)                              AA/Aa1       1,320,000     1,099,256
        Solano  County COP,  5.00% due  11/15/2013  (Health & Social  Services
        Headquarters)                                                              AA-/A1       1,780,000     1,849,420
        Solano  County COP,  5.00% due  11/15/2016  (Health & Social  Services
        Headquarters)                                                              AA-/A1       1,000,000     1,133,800
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2013 (Insured: AMBAC) (AMT)                                           A+/A2        1,060,000     1,095,001
        Southeast Resource Recovery Facilities Authority,  5.25% due 12/1/2017
        (Insured: AMBAC)                                                           A+/A2        1,000,000     1,039,250
        Southeast   Resource  Recovery   Facilities   Authority,   5.375%  due
        12/1/2018 (Insured: AMBAC) (AMT)                                           A+/A2        2,000,000     2,080,780
        Southern  California Public Power Authority,  5.00% due 11/1/2013 (Gas
        Project No. 1)                                                            BBB/Baa1      1,000,000     1,032,000
        Southern California Public Power Authority,  0% due 7/1/2015 (Multiple
        Transmission Projects; Insured: Natl-Re)                                  AA-/Aa3       1,500,000     1,461,615
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Mead-Adelanto Projects; Insured: AMBAC)                                   NR/Aa3         450,000       479,178
        Southern  California  Public  Power  Authority,   5.15%  due  7/1/2015
        (Mead-Phoenix Project; Insured: AMBAC)                                     NR/Aa3         275,000       292,922
        Southern  California  Public  Power  Authority,   5.00%  due  7/1/2016
        (Southern Transmission Project)                                            AA-/NR       2,000,000     2,298,340
        State  of   California,   2.50%  due  6/20/2013   (General  Fund  Cash
        Management)                                                              SP-1+/Mig1     8,850,000     8,939,208
        State of California GO, 5.00% due 3/1/2017  (Various Capital Projects;
        Insured: Syncora)                                                          A-/A1        2,860,000     3,217,014
        State of California GO, 4.75% due 9/1/2018  (Various Capital Projects;
        Insured: AGM)                                                             AA-/Aa3         365,000       367,526
        State of California  GO, 5.00% due 9/1/2020  (Kindergarten  University
        Facilities)                                                                A-/A1        2,000,000     2,457,920
        Sweetwater  Authority,  3.30% due 4/1/2013 (Water System Improvements;
        Insured: AMBAC)                                                            AA/Aa3         500,000       503,700
        Sweetwater  Union High School District COP, 4.00% due 9/1/2014 (Rancho
        Del Rey Middle School; Insured: Natl-Re)                                  BBB/Baa2      1,020,000     1,057,862
        Sweetwater  Union High School  District COP,  5.00% due 9/1/2021 (High
        Schools No. 11 & No. 12 Projects; Insured: AGM)                           AA-/Aa3       2,250,000     2,279,160
        Tamalpais   Union  High  School   District   GO,  4.25%  due  8/1/2013
        (Educational Facilities Improvements; Insured: Natl-Re)                   AAA/Baa2      1,000,000     1,023,830
        Tracy Area Public Facilities  Financing  Agency,  5.875% due 10/1/2019
        (Community Facilities District No. 87)                                    BBB/Baa2        590,000       593,888
        Tuolumne Wind Project Authority, 5.00% due 1/1/2015 (Tuolumne Co.)         A+/A2          500,000       540,750
        Tuolumne Wind Project Authority, 5.00% due 1/1/2018 (Tuolumne Co.)         A+/A2        1,690,000     1,977,469
        Turlock Irrigation District, 5.00% due 1/1/2015                            A+/A2        1,125,000     1,219,027
        Turlock Irrigation District, 5.00% due 1/1/2019                            A+/A2        1,000,000     1,194,410
        Tustin  Community  Redevelopment  Agency,  3.50% due 9/1/2014  (Public
        Improvements; Insured: AGM)                                                AA-/NR         760,000       792,346
        Twin Rivers USD COP,  3.50% due  6/1/2041 put  5/31/2013  (Educational
        Facilities Improvements; Insured: AGM)                                     AA-/NR       2,000,000     2,004,900
        Twin  Rivers  USD  GO,  0%  due   4/1/2014   (Educational   Facilities
        Improvements)                                                             SP-1/NR       1,000,000       986,810
        Ukiah USD GO, 0% due 8/1/2019 (Insured: Natl-Re)                            A/A1        2,000,000     1,691,980
        Upper Lake Union High School  District GO, 0% due  8/1/2020  (Insured:
        Natl-Re)                                                                  NR/Baa2       1,050,000       770,448
        Val Verde USD COP, 5.00% due 1/1/2014 (Insured: Natl-Re/FGIC) (ETM)        NR/NR          445,000       465,915
        Washington USD Yolo County COP,  5.00% due 8/1/2017  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR          725,000       813,320
        Washington USD Yolo County COP,  5.00% due 8/1/2021  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR          910,000       996,050
        Washington USD Yolo County COP,  5.00% due 8/1/2022  (West  Sacramento
        High School; Insured: AMBAC)                                                A/NR        2,010,000     2,184,649
        West Contra Costa USD GO, 4.00% due 8/1/2013  (Educational  Facilities
        Improvements; Insured: AGM)                                               AA-/Aa3         500,000       508,920

TOTAL INVESTMENTS -- 95.86% (Cost $ 385,946,386)                                                           $403,976,193

OTHER ASSETS LESS LIABILITIES -- 4.14%                                                                       17,463,961

NET ASSETS -- 100.00%                                                                                      $421,440,154

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
CIFG       CIFG Assurance North America Inc.
COP        Certificates of Participation
ETM        Escrowed to Maturity
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
GO         General Obligation
HFFA       Health Facilities Financing Authority
LOC        Letter of Credit
MBIA       Insured by Municipal Bond Investors Assurance
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Syncora    Insured by Syncora Guarantee Inc.
USD        Unified School District

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

    Municipal Bonds                    $  403,976,193        $            --    $  403,976,193      $            --

Total Investments in Securities        $  403,976,193        $            --    $  403,976,193      $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg New Mexico Intermediate Municipal Fund                                        December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value

        Albuquerque  Metropolitan Arroyo Flood Control Authority GO, 2.00% due
        8/1/2013 (Flood Control System Improvements)                              AAA/Aaa     $ 2,200,000  $  2,223,166
        Albuquerque  Municipal  School  District No. 12 GO, 5.00% due 8/1/2019
        (Bernalillo  and  Sandoval  Counties  School  Facilities)  (State  Aid
        Withholding)                                                               AA/Aa1       5,885,000     7,290,926
        Bernalillo  County  GRT,  5.00%  due  4/1/2021  (Government  Services;
        Insured: Natl-Re)                                                         AAA/Aa2       3,000,000     3,544,200
        Bernalillo  County  GRT,  5.25% due  10/1/2022  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2       3,170,000     3,980,125
        Bernalillo  County  GRT,  5.25% due  10/1/2023  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2       1,275,000     1,605,059
        Bernalillo  County  GRT,  5.25% due  10/1/2025  (Government  Services;
        Insured: AMBAC)                                                           AAA/Aa2       3,850,000     4,873,137
        Bernalillo County GRT, 5.25% due 4/1/2027 (Government Services)           AAA/Aa2         100,000       125,670
        Bernalillo  County  GRT,  5.70%  due  4/1/2027   (Juvenile   Detention
        Facilities)                                                               AAA/Aa2       3,000,000     3,886,770
        Bernalillo  County  GRT,  5.70%  due  4/1/2027  (Government  Services;
        Insured: Natl-Re)                                                         AAA/Aa2         725,000       939,303
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2021             AA+/Aa2       1,760,000     2,128,069
        Bernalillo County Water Utility Authority, 5.50% due 7/1/2025             AA+/Aa2       1,000,000     1,223,270
        Bernalillo County Water Utility Authority, 5.00% due 7/1/2026             AA+/Aa2       1,420,000     1,646,447
        Central New Mexico Community College, 4.00% due 8/15/2023                 AA+/Aa1       1,920,000     2,198,208
        City of  Albuquerque,  5.50% due 7/1/2013  (Albuquerque  International
        Sunport & Double Eagle II Airports)                                         A/A2        4,000,000     4,104,280
        City of  Albuquerque,  5.00% due 7/1/2014  (Albuquerque  International
        Sunport & Double Eagle II Airports)                                         A/A2        1,000,000     1,066,860
        City of Albuquerque GRT, 5.00% due 7/1/2021                               AAA/Aa2       1,340,000     1,611,980
        City of Albuquerque GRT, 5.00% due 7/1/2021                               AAA/Aa2       3,000,000     3,608,910
        City of Albuquerque  IDRB,  5.15% due 4/1/2016 (MCT  Industries, Inc.;
        LOC: Bank of the West) (AMT)                                               NR/A2          820,000       826,847
        City of Albuquerque  IDRB,  5.25% due 4/1/2017 (MCT  Industries, Inc.;
        LOC: Bank of the West) (AMT)                                               NR/A2        2,140,000     2,157,377
        City of  Farmington,  5.00% due 6/1/2013  (San Juan  Regional  Medical
        Center)                                                                    NR/A3          500,000       508,435
        City of  Farmington,  5.00% due 6/1/2017  (San Juan  Regional  Medical
        Center)                                                                    NR/A3        1,035,000     1,164,799
        City of  Farmington,  5.125% due 6/1/2018 (San Juan  Regional  Medical
        Center)                                                                    NR/A3          570,000       593,604
        City of  Farmington,  5.125% due 6/1/2019 (San Juan  Regional  Medical
        Center)                                                                    NR/A3          645,000       669,278
        City of  Farmington,  5.00% due 6/1/2022  (San Juan  Regional  Medical
        Center)                                                                    NR/A3        2,825,000     3,076,566
        City of Farmington  PCR,  4.70% due 5/1/2024  (Arizona  Public Service
        Company Four Corners Project)                                            BBB+/Baa1        965,000     1,077,548
        City of Farmington  PCR,  4.70% due 9/1/2024  (Arizona  Public Service
        Co.)                                                                     BBB+/Baa1      4,000,000     4,458,560
        City of  Farmington  PCR,  1.875% due  6/1/2032  put 9/1/2017 (El Paso
        Electric Co. Four Corners Project)                                        BBB/Baa2      3,300,000     3,305,973
        City of  Gallup  PCR,  5.00% due  8/15/2013  (Tri-State  Generation  &
        Transmission Assoc., Inc. Project; Insured: AMBAC)                          A/A3        2,110,000     2,162,644
        City of  Gallup  PCR,  5.00% due  8/15/2017  (Tri-State  Generation  &
        Transmission Assoc., Inc. Project; Insured: AMBAC)                          A/A3        3,540,000     3,820,580
        City of Rio Rancho GRT, 5.00% due 6/1/2014  (Public  Service  Facility
        Projects; Insured: Natl-Re/FGIC)                                          AA-/Aa2         955,000     1,012,682
        City of Rio Rancho GRT, 5.00% due 6/1/2016  (Public  Service  Facility
        Projects; Insured: Natl-Re/FGIC)                                          AA-/Aa2         555,000       610,655
        City of Rio Rancho GRT, 5.00% due 6/1/2022  (Public  Service  Facility
        Projects; Insured: Natl-Re/FGIC)                                          AA-/Aa2       1,000,000     1,092,980
        City  of  Santa  Fe,  4.50%  due  5/15/2027  (El  Castillo  Retirement
        Residences)                                                               BBB-/NR       3,275,000     3,462,166
        City  of  Santa  Fe,  5.00%  due  5/15/2034  (El  Castillo  Retirement
        Residences)                                                               BBB-/NR       1,965,000     2,076,298
        Colfax County GRT, 5.00% due 9/1/2019 (Government Center Facility)         A-/NR          760,000       876,820
        Colfax County GRT, 5.50% due 9/1/2029 (Government Center Facility)         A-/NR        2,510,000     2,850,783
        County of Los Alamos,  5.00% due  7/1/2013  (Public  Utility  Systems;
        Insured: AGM)                                                             AA-/Aa3       1,265,000     1,294,171
        County of Los  Alamos  GRT,  5.75%  due  6/1/2016  (Public  Facilities
        Projects)                                                                 AA+/Aa3       1,315,000     1,533,777
        County of Los Alamos  GRT,  5.625%  due  6/1/2023  (Public  Facilities
        Projects)                                                                 AA+/Aa3       1,000,000     1,197,540
        County of Los  Alamos  GRT,  5.75%  due  6/1/2024  (Public  Facilities
        Projects)                                                                 AA+/Aa3       3,000,000     3,601,620
        County of Los  Alamos  GRT,  5.75%  due  6/1/2025  (Public  Facilities
        Projects)                                                                 AA+/Aa3       1,000,000     1,195,980
        Dona  Ana  County,   5.50%  due   12/1/2014   (County   Administrative
        Facilities; Insured: Radian)                                                A/NR          460,000       496,722
        Dona Ana County  GRT,  5.50% due  6/1/2016  (County  Jail  Improvement
        Project; Insured: AMBAC)                                                   NR/NR          250,000       271,983
        Espanola  Public  School  District,  3.55%  due  7/1/2013  (State  Aid
        Withholding)                                                               NR/Aa1         410,000       416,207
        Gadsden  Independent  School  District No. 16 GO, 2.00% due  8/15/2014
        (Dona Ana & Otero Counties School Facilities) (State Aid Withholding)      NR/Aa1       3,025,000     3,103,680
        Government of Guam, 5.375% due 12/1/2024                                  BBB+/NR       2,000,000     2,221,180
        Grant County,  3.75% due 7/1/2014  (State Dept.  of Health-Ft.  Bayard
        Project)                                                                   AA/Aa1         250,000       260,155
        Grant County,  5.50% due 7/1/2020  (State Dept.  of Health-Ft.  Bayard
        Project)                                                                   AA/Aa1       1,565,000     1,818,843
        Grant County,  5.50% due 7/1/2021  (State Dept.  of Health-Ft.  Bayard
        Project)                                                                   AA/Aa1       1,655,000     1,988,019
        Grant County,  5.50% due 7/1/2022  (State Dept.  of Health-Ft.  Bayard
        Project)                                                                   AA/Aa1       1,745,000     2,096,129
        Guam Power  Authority,  5.00% due  10/1/2026  (Electric  Power System;
        Insured: AGM)                                                             AA-/Aa3       2,000,000     2,281,840
        Las Cruces State Shared GRT, 5.00% due 6/1/2021                            NR/Aa3         730,000       888,870
        Las Cruces State Shared GRT, 5.00% due 6/1/2022                            NR/Aa3         765,000       917,793
        Las Cruces State Shared GRT, 5.00% due 6/1/2023                            NR/Aa3         800,000       949,904
        Las Cruces State Shared GRT, 5.00% due 6/1/2024                            NR/Aa3         840,000       991,620
        Las Cruces State Shared GRT, 5.00% due 6/1/2030                            NR/Aa3       2,000,000     2,298,560
        Las Cruces State Shared GRT, 5.00% due 6/1/2037                            NR/Aa3       5,000,000     5,555,000
        New  Mexico  Educational  Assistance  Foundation,  4.10% due  9/1/2015
        (Student Loans; Insured: Fitch) (AMT)                                      NR/Aaa       2,000,000     2,142,460
        New  Mexico  Educational  Assistance  Foundation,  4.00% due  9/1/2016
        (Student Loans)                                                            NR/Aaa         690,000       755,267
        New  Mexico  Educational  Assistance  Foundation,  4.00% due  9/1/2017
        (Student Loans)                                                            NR/Aaa         500,000       552,950
        New Mexico  Educational  Assistance  Foundation,  5.00% due  12/1/2019
        (Student Loans)                                                           AAA/Aaa       1,000,000     1,194,640
        New Mexico  Educational  Assistance  Foundation,  5.00% due  12/1/2022
        (Student Loans)                                                           AAA/Aaa       3,000,000     3,519,300
        New Mexico Finance Authority,  5.00% due 6/15/2013  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2       2,280,000     2,328,678
        New   Mexico   Finance   Authority,   5.00%  due   6/1/2014   (Various
        Governmental Projects; Insured: Natl-Re)                                  AAA/Aa1       2,660,000     2,711,258
        New   Mexico   Finance   Authority,   5.25%  due   6/1/2015   (Various
        Governmental Projects; Insured: AMBAC)                                    AAA/Aa1       1,000,000     1,065,050
        New Mexico  Finance  Authority,  3.00% due  6/15/2015  (State  Highway
        Infrastructure)                                                           AAA/Aa1         900,000       956,331
        New Mexico Finance Authority,  5.00% due 6/15/2015  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2       2,360,000     2,605,015
        New Mexico  Finance  Authority,  2.00% due  6/15/2016  (State  Highway
        Infrastructure)                                                           AAA/Aa1       3,000,000     3,145,890
        New Mexico Finance Authority,  5.00% due 6/15/2018  (Bernalillo County
        Metropolitan Court; Insured: AMBAC)                                        NR/Aa2       2,915,000     3,190,205
        New  Mexico  Finance  Authority,   5.00%  due  6/15/2019  (UNM  Health
        Sciences Center; Insured: Natl-Re)                                         NR/Aa2       1,215,000     1,327,230
        New   Mexico   Finance   Authority,   5.00%  due   6/1/2020   (Various
        Governmental Projects; Insured: AMBAC)                                    AAA/Aa1         365,000       411,673
        New  Mexico   Finance   Authority,   5.00%  due   6/15/2022   (Various
        Governmental Projects; Insured: Natl-Re)                                   AA/Aa2       1,300,000     1,485,757
        New  Mexico   Finance   Authority,   5.00%  due   6/15/2024   (Various
        Governmental Projects; Insured: Natl-Re)                                   AA/Aa2       7,000,000     7,974,400
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2017
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR        1,730,000     1,903,138
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2019
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR        1,000,000     1,100,080
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  7/1/2021
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR        1,185,000     1,303,595
        New  Mexico  Hospital  Equipment  Loan  Council,  6.00%  due  8/1/2023
        (Presbyterian Healthcare Services)                                         AA/Aa3       6,000,000     7,261,200
        New  Mexico  Hospital  Equipment  Loan  Council,  5.25%  due  7/1/2025
        pre-refunded 7/1/2015 (St. Vincent Hospital; Insured: Radian)              NR/NR        1,000,000     1,106,250
        New  Mexico  Hospital  Equipment  Loan  Council,  5.00%  due  8/1/2039
        (Presbyterian Healthcare Services)                                         AA/Aa3       3,000,000     3,245,970
        New  Mexico  Housing  Authority  MFR,  5.30% due  12/1/2022  (El Paseo
        Apartments; Insured: AMBAC) (AMT)                                          NR/NR          790,000       790,008
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2015          A+/A1          490,000       534,962
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2020          A+/A1          590,000       699,840
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2023          A+/A1          685,000       790,743
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2024          A+/A1          525,000       601,997
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2025          A+/A1          505,000       578,452
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2028          A+/A1        1,500,000     1,695,975
        New Mexico Institute of Mining and Technology, 5.00% due 7/1/2031          A+/A1        1,700,000     1,901,994
        New  Mexico  MFA  SFMR,   5.25%  due  7/1/2023   (HERO  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR         830,000       903,638
        New  Mexico  MFA  SFMR,  5.375%  due  7/1/2023  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR         710,000       715,907
        New   Mexico   MFA  SFMR,   4.625%   due   3/1/2028   (NIBP   Program;
        Collateralized: GNMA/FNMA/FHLMC)                                           AA+/NR       1,910,000     2,079,493
        New  Mexico  MFA  SFMR,   5.50%  due  7/1/2028   (HERO  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR       1,805,000     1,946,945
        New  Mexico  MFA  SFMR,   5.60%  due  7/1/2028  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC) (AMT)                                     AA+/NR         640,000       696,019
        New  Mexico  MFA  SFMR,   5.40%  due  9/1/2029  (Saver  Loan  Program;
        Collateralized: GNMA/FNMA/FHLMC)                                           AA+/NR         775,000       869,697
        Regents of New Mexico State University,  5.00% due 4/1/2013  (Insured:
        AGM)                                                                       AA/Aa2       1,000,000     1,011,780
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2014
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       1,000,000     1,042,470
        Regents of the  University of New Mexico,  5.00% due 6/1/2015  (Campus
        Improvements; Insured: AMBAC)                                              AA/Aa2       1,590,000     1,756,378
        Regents of the  University  of New  Mexico,  5.25% due  6/1/2015  (UNM
        Hospital Capital Improvements)                                             AA/Aa2       1,195,000     1,218,542
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2016
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       2,920,000     3,076,629
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2017
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       2,000,000     2,127,020
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2018
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       2,000,000     2,127,020
        Regents of the  University  of New  Mexico,  5.25% due  6/1/2018  (UNM
        Hospital Capital Improvements)                                             AA/Aa2       1,200,000     1,223,640
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2019
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       3,000,000     3,188,190
        Regents  of  the   University  of  New  Mexico,   5.00%  due  7/1/2019
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       3,000,000     3,151,740
        Regents  of  the   University  of  New  Mexico,   5.00%  due  1/1/2020
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3       2,310,000     2,426,840
        Regents  of  the   University  of  New  Mexico,   5.00%  due  7/1/2020
        (Children's Hospital and Critical Care Pavilion; Insured: AGM/FHA)        AA-/Aa3         500,000       525,290
        Regents of the  University of New Mexico,  6.00% due 6/1/2021  (Campus
        Buildings Acquisition & Improvements)                                      AA/Aa2         610,000       725,784
        Rio  Rancho  Public  School  District  No. 94 GO,  3.00% due  8/1/2013
        (Sandoval County School Facilities) (State Aid Withholding)                NR/Aa1       2,795,000     2,838,881
        Rio  Rancho  Public  School  District  No. 94 GO,  4.00% due  8/1/2013
        (Sandoval County School Facilities) (State Aid Withholding)                NR/Aa1       1,210,000     1,235,725
        Rio  Rancho  Public  School  District  No. 94 GO,  4.00% due  8/1/2014
        (Sandoval County School Facilities) (State Aid Withholding)                NR/Aa1       1,715,000     1,809,359
        San Juan County GRT, 5.00% due 6/15/2014 (Insured: Natl-Re)                A+/A2        1,225,000     1,300,019
        Sandoval County Incentive Payment, 4.00% due 6/1/2015 (Intel Corp.)        A+/NR          625,000       642,863
        Sandoval County Incentive Payment, 5.00% due 6/1/2020 (Intel Corp.)        A+/NR        6,390,000     6,891,743
        Sandoval County Landfill Improvement, 5.50% due 8/15/2015                 NR/Baa2       1,090,000     1,123,180
        Sandoval County Landfill Improvement, 5.75% due 8/15/2018                 NR/Baa2       1,335,000     1,371,939
        Santa Fe County  Correctional  Systems,  5.00% due 2/1/2018  (Insured:
        AGM)                                                                      AA-/Aa3       1,080,000     1,178,528
        Santa Fe County  Correctional  Systems,  6.00% due 2/1/2027  (Insured:
        AGM)                                                                      AA-/Aa3       1,520,000     1,898,632
        Santa Fe County GRT, 5.00% due 6/1/2025                                   AA+/Aa1       1,400,000     1,641,052
        Santa Fe County GRT, 5.00% due 6/1/2026                                   AA+/Aa1       1,535,000     1,745,756
        Silver City GRT, 4.00% due 6/1/2029                                        A+/NR        1,000,000     1,085,500
        Silver City GRT, 4.25% due 6/1/2032                                        A+/NR        1,050,000     1,138,022
        State of New Mexico,  5.00% due 7/1/2015  (Statewide  Capital  Project
        Funding)                                                                   AA/Aa1       1,500,000     1,667,895
        Ventana West Public Improvement District, 6.625% due 8/1/2023              NR/NR        1,885,000     1,916,046
        Village  of  Los   Ranchos   de   Albuquerque,   4.50%  due   9/1/2040
        (Albuquerque Academy)                                                       A/NR        3,000,000     3,214,680
        Virgin Islands Public Finance Authority, 6.625% due 10/1/2029             NR/Baa3       2,500,000     2,923,325
        Virgin Islands Water & Power Authority,  5.00% due 7/1/2025  (Electric
        System)                                                                   BB+/Baa3        990,000     1,044,579
        Virgin Islands Water & Power Authority,  5.00% due 7/1/2026  (Electric
        System)                                                                   BB+/Baa3      1,090,000     1,147,781
        Zuni Public  School  District,  5.00% due  8/1/2028  (Teacher  Housing
        Projects)                                                                   A/NR        1,600,000     1,807,840

TOTAL INVESTMENTS -- 96.65% (Cost $ 229,066,236)                                                           $246,557,243

OTHER ASSETS LESS LIABILITIES -- 3.35%                                                                        8,546,352

NET ASSETS -- 100.00%                                                                                      $255,103,595

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
AMT        Alternative Minimum Tax
FGIC       Insured by Financial Guaranty Insurance Co.
FHA        Insured by Federal Housing Administration
FHLMC      Insured by Federal Home Loan Mortgage Corp.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
GRT        Gross Receipts Tax
IDRB       Industrial Development Revenue Bond
LOC        Letter of Credit
MFA        Mortgage Finance Authority
MFR        Multi-Family Revenue
Natl-Re    Insured by National Public Finance Guarantee Corp.
PCR        Pollution Control Revenue Bond
Radian     Insured by Radian Asset Assurance
SFMR       Single Family Mortgage Revenue Bond

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

    Municipal Bonds                    $   246,557,243       $           --     $   246,557,243     $            --

Total Investments in Securities        $   246,557,243       $           --     $   246,557,243     $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg New York Intermediate Municipal Fund                                          December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value

        City of New York GO, 5.00% due 8/1/2025                                    AA/Aa2     $  400,000   $   463,500
        Dutchess County IDA, 5.00% due 8/1/2020 (Bard College)                    NR/Baa1        825,000       915,478
        Dutchess County IDA, 5.00% due 8/1/2021 (Bard College)                    NR/Baa1      1,100,000     1,213,685
        Erie  County  Industrial   Development  Agency,   5.25%  due  5/1/2025
        (Buffalo City School District)                                            AA-/Aa3      1,000,000     1,188,080
        Government of Guam, 5.375% due 12/1/2024                                  BBB+/NR      1,000,000     1,110,590
        Hempstead Town Local  Development  Corp.,  5.00% due 7/1/2028 (Hofstra
        University)                                                                 A/A3         500,000       572,925
        Long Island Power Authority, 5.25% due 9/1/2029                            NR/A3         645,000       799,574
        Monroe County Industrial  Development  Corp.,  4.00% due 6/1/2016 (St.
        John Fisher College)                                                      BBB+/NR        880,000       944,601
        Nassau  County  IDA,   4.75%  due  3/1/2026  (New  York  Institute  of
        Technology)                                                               BBB+/NR      1,000,000     1,097,980
        New York City  Health  and  Hospital  Corp.  GO,  5.00% due  2/15/2020
        (Health Care Facilities Improvements)                                      A+/Aa3        770,000       922,760
        New York City  Health  and  Hospital  Corp.  GO,  5.00% due  2/15/2025
        (Health Care Facilities Improvements)                                      A+/Aa3      1,000,000     1,147,390
        New  York  City  Metropolitan   Transportation  Authority,  6.25%  due
        11/15/2023                                                                  A/A2       1,000,000     1,266,180
        New York City Municipal Water Finance  Authority,  5.75% due 6/15/2013
        (Water and Sewer System; Insured: Natl-Re) (ETM)                           AAA/A2        520,000       522,345
        New York City  Transitional  Finance  Authority,  5.00% due  1/15/2020
        (World Trade Center Recovery) (State Aid Withholding)                     AA-/Aa3      1,000,000     1,197,340
        New York City  Transitional  Finance  Authority,  5.00% due  11/1/2020
        (World Trade Center Recovery)                                             AAA/Aaa      1,000,000     1,121,860
        New York City Transitional  Finance Authority,  0.13% due 8/1/2031 put
        1/2/2013   (City   Transitional    Capital   Plan;   SPA:   Landesbank
        Hessen-Thuringen) (daily demand notes)                                    AAA/Aaa      1,700,000     1,700,000
        New York Convention  Center  Development  Corp.,  5.00% due 11/15/2017
        (Hotel Unit Fee; Insured: AMBAC)                                           NR/A1       1,000,000     1,092,040
        New  York  Environmental   Facilities  Corp.,   6.875%  due  6/15/2014
        (Pollution Control)                                                       AAA/Aaa        215,000       216,185
        New York  Municipal  Bond Bank Agency,  5.00% due 4/15/2018  (Insured:
        AGM)                                                                      AA-/Aa3      1,000,000     1,172,770
        New York State Dormitory Authority,  5.25% due 2/15/2014 (Presbyterian
        Hospital; Insured: AGM)                                                   AA-/Aa3        500,000       526,145
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2014  (School
        District Financing Program; Insured: AGM) (State Aid Withholding)         AA-/Aa3      1,000,000     1,075,520
        New York  State  Dormitory  Authority,  5.00%  due  2/15/2015  (Mental
        Health Services; Insured: AMBAC)                                           AA-/NR      1,000,000     1,091,980
        New York State Dormitory  Authority,  5.00% due 7/1/2016 (Bishop Henry
        B. Hucles Nursing Home; Insured: SONYMA)                                   NR/Aa1        600,000       681,348
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2018  (School
        District Financing Program; Insured: AGM)                                 AA-/Aa3      1,000,000     1,164,900
        New York  State  Dormitory  Authority,  5.25%  due  10/1/2018  (School
        District Financing Program; Insured: AGM)                                 AA-/Aa3        775,000       930,140
        New York State Dormitory Authority,  5.00% due 3/15/2019  pre-refunded
        3/15/2015 (University & College Improvements; Insured: AGM)                AA-/NR        950,000     1,044,572
        New York State Dormitory Authority,  5.00% due 3/15/2019 (University &
        College Improvements; Insured: AGM)                                        AAA/NR         50,000        54,790
        New York State Dormitory  Authority,  5.50% due 7/1/2019  pre-refunded
        7/1/2013 (Brooklyn Law School; Insured: Radian)                          BBB+/Baa1     1,400,000     1,436,204
        New York State Dormitory Authority,  5.00% due 7/1/2020 (NYSARC,  Inc.
        Developmental Disability Programs)                                         NR/Aa3      1,175,000     1,418,483
        New York State Dormitory  Authority,  5.00% due 2/15/2021  (Interfaith
        Medical Center)                                                            AA-/NR      2,000,000     2,421,040
        New York  State  Dormitory  Authority,  3.375%  due  7/1/2022  (Miriam
        Osborn Memorial Home Assoc.)                                               NR/NR       1,010,000     1,024,473
        New York State  Dormitory  Authority,  5.25% due 7/1/2022 (St.  John's
        University; Insured: Natl-Re)                                              A-/A3       1,000,000     1,235,590
        New York State  Dormitory  Authority,  5.00% due 1/15/2023  (Municipal
        Health Facilities)                                                        AA-/Aa3      1,000,000     1,155,460
        New York State Dormitory  Authority,  5.00% due 7/1/2024 (Bishop Henry
        B. Hucles Nursing Home; Insured: SONYMA)                                   NR/Aa1      1,000,000     1,082,940
        New York State Dormitory Authority,  5.00% due 7/1/2024 (Miriam Osborn
        Memorial Home Assoc.)                                                      NR/NR       1,540,000     1,720,195
        New York  State  Dormitory  Authority,  5.00%  due  10/1/2024  (School
        District Financing Program; Insured: AGM) (State Aid Withholding)         AA-/Aa3      1,000,000     1,166,260
        New York State Dormitory Authority,  5.00% due 7/1/2025 (Miriam Osborn
        Memorial Home Assoc.)                                                      NR/NR       1,105,000     1,221,577
        New York State Dormitory  Authority,  5.00% due 7/1/2027  (Interagency
        Council Pooled Loan Program)                                               NR/Aa3      1,000,000     1,129,510
        New York  State  Dormitory  Authority,  5.00% due  7/1/2027  (Teachers
        College, Columbia University)                                              A+/A1         750,000       888,173
        New York State Dormitory  Authority,  5.25% due 7/1/2027 (Health Quest
        Systems; Insured: AGM)                                                    AA-/Aa3        500,000       568,795
        New York State  Dormitory  Authority,  5.25% due 5/1/2030 (North Shore
        Long Island Jewish Medical)                                                A-/A3       1,000,000     1,119,070
        New York State  Energy  Research &  Development  Authority,  2.25% due
        12/1/2015 (New York Electric & Gas Corp.)                                BBB+/Baa1     1,000,000     1,024,130
        New York State Housing Finance Agency,  0.95% due 5/1/2016 (Affordable
        Housing; Insured: SONYMA)                                                  NR/Aa2      2,000,000     1,998,040
        New York State  Thruway  Authority,  5.00% due  4/1/2022  (Highway and
        Bridge Trust Fund)                                                         AA/NR       1,000,000     1,166,590
        New York State Urban Development Corp., 5.25% due 1/1/2021                 AA-/NR      1,000,000     1,189,120
        Oneida County IDA, 6.10% due 6/1/2020  (Presbyterian  Home for Central
        New York; LOC: HSBC Bank USA)                                              NR/A1         450,000       451,553
        Onondaga  Civic  Development  Corp.,  5.00%  due  7/1/2021  (Le  Moyne
        College)                                                                  NR/Baa2      1,000,000     1,137,770
        Onondaga  Civic  Development   Corp.,  5.50%  due  12/1/2031  (Upstate
        Properties Development)                                                    A+/NR       1,000,000     1,165,350
        Port  Authority New York & New Jersey,  5.00% due 8/15/2022  (Insured:
        AGM)                                                                      AA-/Aa3      1,000,000     1,170,640
        Syracuse Industrial  Development Agency,  5.25% due 5/1/2026 (Syracuse
        City School District)                                                     AA-/Aa3      2,150,000     2,558,973
        Tobacco Settlement Funding Corp., 5.50% due 6/1/2021                      AA-/Aa3      1,000,000     1,020,560
        Town of Amherst Development Corp., 5.00% due 10/1/2020  (University at
        Buffalo Foundation Facility-Student Housing; Insured: AGM)                AA-/Aa3      1,000,000     1,187,110
        Town of Babylon GO, 5.00% due 9/1/2015 (Insured: AMBAC)                    NR/NR         465,000       497,801
        Triborough  Bridge & Tunnel  Authority GO, 5.00% due  11/15/2025  (MTA
        Bridges and Tunnels)                                                      AA-/Aa3      1,410,000     1,636,968
        United Nations Development Corp., 5.00% due 7/1/2025                       NR/A1         710,000       807,895
        Virgin Islands Water & Power Authority, 5.50% due 7/1/2017                 NR/NR       1,350,000     1,353,051

TOTAL INVESTMENTS -- 97.33% (Cost $ 56,567,502)                                                            $61,187,999

OTHER ASSETS LESS LIABILITIES -- 2.67%                                                                       1,677,134

NET ASSETS -- 100.00%                                                                                      $62,865,133

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
ETM        Escrowed to Maturity
GO         General Obligation
IDA        Industrial Development Authority
LOC        Letter of Credit
Natl-Re    Insured by National Public Finance Guarantee Corp.
Radian     Insured by Radian Asset Assurance
SONYMA     State of New York Mortgage Authority
SPA        Stand-by Purchase Agreement

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2            Level 3
Assets
Investments in Securities

    Municipal Bonds                    $   61,187,999        $           --     $    61,187,999     $            --

Total Investments in Securities        $   61,187,999        $           --     $    61,187,999     $            --

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012.

Thornburg Limited Term U.S. Government Fund                                           December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount            Value
            U.S. TREASURY SECURITIES -- 8.49%
             United States Treasury Notes, 2.625%, 12/31/2014                       $     2,000,000      $     2,094,359
             United States Treasury Notes, 1.375%, 11/30/2015                             2,500,000            2,573,535
             United States Treasury Notes, 2.625%, 2/29/2016                              2,000,000            2,140,156
             United States Treasury Notes, 4.875%, 8/15/2016                              5,000,000            5,787,539
             United States Treasury Notes, 4.625%, 2/15/2017                              4,000,000            4,662,500
             United States Treasury Notes, 2.25%, 11/30/2017                              3,500,000            3,763,594
             United States Treasury Notes, 3.625%, 2/15/2020                              1,000,000            1,168,297
             United States Treasury Notes Inflationary Index, 2.00%, 7/15/2014            2,454,360            2,589,463
             United States Treasury Notes Inflationary Index, 1.875%, 7/15/2015           4,757,000            5,186,379
             United States Treasury Notes Inflationary Index, 2.00%, 1/15/2016            5,827,350            6,461,094

            TOTAL U.S. TREASURY SECURITIES (Cost $33,260,983)                                                 36,426,916

            U.S. GOVERNMENT AGENCIES -- 19.94%
             Carobao Leasing LLC, (Guaranty: Export-Import Bank of the United
             States), 1.829%, 9/7/2024                                                    4,748,958            4,824,120
             Federal Agricultural Mtg Corp., 6.71%, 7/28/2014                               200,000              218,911
             Federal Farm Credit Bank, 6.06%, 5/28/2013                                     240,000              245,720
             Federal Farm Credit Bank, 3.98%, 1/22/2015                                   1,000,000            1,073,928
             Federal Home Loan Bank, 5.375%, 6/13/2014                                    2,000,000            2,146,663
             Federal Home Loan Bank, 5.00%, 12/8/2017                                     3,000,000            3,594,460
             Federal Home Loan Bank, 2.25%, 3/26/2018                                     3,000,000            3,013,085
             Federal Home Loan Bank, 1.25%, 8/15/2022                                     3,000,000            3,004,833
             Federal Home Loan Bank, 1.50%, 10/25/2022                                    3,700,000            3,680,082
             Federal Home Loan Mtg Corp., 4.50%, 1/15/2015                                5,000,000            5,415,664
             Federal Home Loan Mtg Corp., 4.875%, 6/13/2018                               3,000,000            3,623,493
             Federal National Mtg Assoc., 4.40%, 2/19/2015                                1,585,000            1,720,264
             Government of Tunisia, (Guaranty: U.S. Agency for International
             Development), 1.686%, 7/16/2019                                              5,000,000            4,975,000
             Mtg-Linked Amortizing Notes, Series 2012-1 Class A10, 2.06%, 1/15/2022       2,560,312            2,606,290
             New Valley Generation I, Tennessee Valley Authority, 7.299%, 3/15/2019       2,763,157            3,263,076
             Overseas Private Investment Corp., 4.10%, 11/15/2014                           504,000              510,068
             Petroleos Mexicanos, (Guaranty: Export-Import Bank of the United
             States), 1.70%, 12/20/2022                                                   3,100,000            3,123,386
             Private Export Funding Corp., 4.974%, 8/15/2013                              2,700,000            2,780,093
             Private Export Funding Corp., 5.45%, 9/15/2017                               3,000,000            3,627,096
             Small Business Administration Participation Certificates, Series
             2001-20D Class 1, 6.35%, 4/1/2021                                            3,280,180            3,663,731
             Small Business Administration Participation Certificates, Series
             2001-20F Class 1, 6.44%, 6/1/2021                                            1,903,051            2,135,955
             Small Business Administration Participation Certificates, Series
             2002-20A Class 1, 6.14%, 1/1/2022                                            1,249,608            1,388,447
             Small Business Administration Participation Certificates, Series
             2002-20K Class 1, 5.08%, 11/1/2022                                           1,217,426            1,351,193
             Small Business Administration Participation Certificates, Series
             2005-20H Class 1, 5.11%, 8/1/2025                                              871,374              977,149
             Small Business Administration Participation Certificates, Series
             2007-20D Class 1, 5.32%, 4/1/2027                                            1,580,550            1,817,461
             Small Business Administration Participation Certificates, Series
             2007-20F Class 1, 5.71%, 6/1/2027                                              892,931            1,043,310
             Small Business Administration Participation Certificates, Series
             2007-20I Class 1, 5.56%, 9/1/2027                                            3,037,177            3,500,539
             Small Business Administration Participation Certificates, Series
             2007-20K Class 1, 5.51%, 11/1/2027                                           1,729,204            2,000,231
             Small Business Administration Participation Certificates, Series
             2008-20G Class 1, 5.87%, 7/1/2028                                            4,640,124            5,373,853
             Tennessee Valley Authority, 4.75%, 8/1/2013                                  3,000,000            3,079,091
  a,b        U.S. Department of Transportation Headquarters, Series 2004 Class A-2,
             5.594%, 12/7/2021                                                            2,439,965            2,879,180
             Union 13 Leasing LLC, (Guaranty: Export-Import Bank of the United
             States), 1.87%, 6/28/2024                                                    2,884,560            2,929,776

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $80,976,257)                                                 85,586,148

            MORTGAGE BACKED -- 63.20%
             Federal Home Loan Mtg Corp., CMO Series 1321 Class TE, 7.00%, 8/15/2022        324,097              359,209
             Federal Home Loan Mtg Corp., CMO Series 2420 Class MC, 6.00%, 2/15/2017        348,921              372,184
             Federal Home Loan Mtg Corp., CMO Series 2509 Class TV, 5.50%, 4/15/2022        181,039              181,183
             Federal Home Loan Mtg Corp., CMO Series 2527 Class BP, 5.00%, 11/15/2017       795,138              844,882
             Federal Home Loan Mtg Corp., CMO Series 2529 Class MB, 5.00%, 11/15/2017       843,193              899,527
             Federal Home Loan Mtg Corp., CMO Series 2553 Class GB, 5.00%, 1/15/2018        614,620              653,392
             Federal Home Loan Mtg Corp., CMO Series 2558 Class BD, 5.00%, 1/15/2018      2,847,934            3,027,442
             Federal Home Loan Mtg Corp., CMO Series 2622 Class PE, 4.50%, 5/15/2018      1,446,105            1,524,724
             Federal Home Loan Mtg Corp., CMO Series 2628 Class DQ, 3.00%, 11/15/2017       104,434              105,692
             Federal Home Loan Mtg Corp., CMO Series 2641 Class WE, 4.50%, 1/15/2033        309,889              325,390
             Federal Home Loan Mtg Corp., CMO Series 2642 Class JE, 5.00%, 9/15/2032      1,940,266            2,046,071
             Federal Home Loan Mtg Corp., CMO Series 2649 Class QH, 4.50%, 7/15/2018        754,537              802,477
             Federal Home Loan Mtg Corp., CMO Series 2692 Class QD, 5.00%, 12/15/2022     1,633,971            1,687,315
             Federal Home Loan Mtg Corp., CMO Series 2731 Class Vl, 5.50%, 12/15/2014     1,009,158            1,045,619
             Federal Home Loan Mtg Corp., CMO Series 2808 Class VA, 5.50%, 5/15/2015      3,220,690            3,381,148
             Federal Home Loan Mtg Corp., CMO Series 2814 Class GB, 5.00%, 6/15/2019        293,472              302,309
             Federal Home Loan Mtg Corp., CMO Series 2825 Class VP, 5.50%, 6/15/2015      2,227,068            2,316,581
             Federal Home Loan Mtg Corp., CMO Series 2827 Class BU, 3.50%, 7/15/2019      2,066,599            2,147,596
             Federal Home Loan Mtg Corp., CMO Series 3271 Class LU, 5.50%, 1/15/2018        203,409              203,405
             Federal Home Loan Mtg Corp., CMO Series 3291 Class BY, 4.50%, 3/15/2022      3,000,000            3,229,382
             Federal Home Loan Mtg Corp., CMO Series 3456 Class KV, 5.50%, 9/15/2017      1,499,442            1,517,208
             Federal Home Loan Mtg Corp., CMO Series 3477 Class VA, 5.50%, 7/15/2019      3,359,496            3,497,960
             Federal Home Loan Mtg Corp., CMO Series 3480 Class VA, 6.00%, 6/15/2019      2,024,318            2,206,382
             Federal Home Loan Mtg Corp., CMO Series 3563 Class BC, 4.00%, 6/15/2022        128,758              129,200
             Federal Home Loan Mtg Corp., CMO Series 3589 Class CA, 4.00%, 10/15/2021       866,298              900,066
             Federal Home Loan Mtg Corp., CMO Series 3640 Class EL, 4.00%, 3/15/2020      1,685,740            1,778,290
             Federal Home Loan Mtg Corp., CMO Series 3678 Class AL, 4.50%, 10/15/2027       922,136              951,301
             Federal Home Loan Mtg Corp., CMO Series 3704 Class DC, 4.00%, 11/15/2036       898,194              987,541
             Federal Home Loan Mtg Corp., CMO Series 3867 Class VA, 4.50%, 3/15/2024      2,596,386            2,935,982
             Federal Home Loan Mtg Corp., CMO Series 3872 Class DT, 4.00%, 6/15/2026      1,175,280            1,333,441
             Federal Home Loan Mtg Corp., CMO Series 3920 Class AB, 3.00%, 9/15/2025      2,149,017            2,216,152
             Federal Home Loan Mtg Corp., CMO Series 3922 Class PQ, 2.00%, 4/15/2041      3,397,799            3,466,341
             Federal Home Loan Mtg Corp., CMO Series 3981 Class ME, 3.00%, 1/15/2027      3,681,439            3,894,006
             Federal Home Loan Mtg Corp., CMO Series 3996 Class VN, 3.50%, 3/15/2025      4,743,056            5,121,724
             Federal Home Loan Mtg Corp., CMO Series 4050 Class MV, 3.50%, 8/15/2023      3,351,239            3,640,048
             Federal Home Loan Mtg Corp., CMO Series 4097 Class TE, 1.75%, 5/15/2039      3,959,121            4,022,256
             Federal Home Loan Mtg Corp., CMO Series 4120 Class TC, 1.50%, 10/15/2027     4,935,052            4,966,645
             Federal Home Loan Mtg Corp., CMO Series 4120 Class UE, 2.00%, 10/15/2027     4,759,008            4,865,180
             Federal Home Loan Mtg Corp., CMO Series R003 Class VA, 5.50%, 8/15/2016        286,968              287,446
             Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through
             Certificates, CMO Series K708 Class A2, 2.13%, 1/25/2019                     5,100,000            5,343,311
             Federal Home Loan Mtg Corp., Multifamily Structured Pass-Through
             Certificates, CMO Series K709 Class A2, 2.086%, 3/25/2019                    3,000,000            3,124,182
             Federal Home Loan Mtg Corp., Pool AK6768, 3.00%, 3/1/2027                    3,671,029            3,875,087
             Federal Home Loan Mtg Corp., Pool B14155, 3.50%, 5/1/2019                      491,380              519,141
             Federal Home Loan Mtg Corp., Pool C90041, 6.50%, 11/1/2013                       1,601                1,770
             Federal Home Loan Mtg Corp., Pool D37120, 7.00%, 7/1/2023                        9,459               10,504
             Federal Home Loan Mtg Corp., Pool D98887, 3.50%, 1/1/2032                    2,934,012            3,120,138
             Federal Home Loan Mtg Corp., Pool E96575, 4.50%, 6/1/2018                    1,482,457            1,577,775
             Federal Home Loan Mtg Corp., Pool G12079, 4.50%, 4/1/2019                    1,315,263            1,404,227
             Federal Home Loan Mtg Corp., Pool G12140, 4.00%, 2/1/2020                      354,801              378,941
             Federal Home Loan Mtg Corp., Pool G13517, 4.00%, 5/1/2024                      766,565              811,691
             Federal Home Loan Mtg Corp., Pool G13804, 5.00%, 3/1/2025                    1,670,067            1,789,776
             Federal Home Loan Mtg Corp., Pool J11371, 4.50%, 12/1/2024                   1,878,844            1,999,648
             Federal Home Loan Mtg Corp., Pool J13583, 3.50%, 11/1/2025                   2,229,298            2,369,587
             Federal Home Loan Mtg Corp., Pool J14888, 3.50%, 4/1/2026                    2,577,476            2,709,874
             Federal Home Loan Mtg Corp., REMIC Series 3626 Class AV, 5.50%,
             10/15/2020                                                                   1,484,826            1,497,112
             Federal Home Loan Mtg Corp., REMIC Series 4072 Class VA, 3.50%,
             10/15/2023                                                                   2,908,546            3,155,567
             Federal National Mtg Assoc., CMO Series 1993-32 Class H, 6.00%,
             3/25/2023                                                                       41,129               45,957
             Federal National Mtg Assoc., CMO Series 2002-18 Class PC, 5.50%,
             4/25/2017                                                                      154,389              157,326
             Federal National Mtg Assoc., CMO Series 2003-15 Class CY, 5.00%,
             3/25/2018                                                                      479,815              509,408
             Federal National Mtg Assoc., CMO Series 2003-4 Class PE, 5.00%,
             2/25/2018                                                                    1,267,361            1,349,898
             Federal National Mtg Assoc., CMO Series 2003-49 Class YD, 5.50%,
             6/25/2023                                                                      624,167              662,547
             Federal National Mtg Assoc., CMO Series 2003-66 Class PA, 3.50%,
             2/25/2033                                                                      217,466              226,813
             Federal National Mtg Assoc., CMO Series 2003-89 Class XC, 6.00%,
             9/25/2014                                                                      453,565              461,042
             Federal National Mtg Assoc., CMO Series 2003-9 Class DB, 5.00%,
             2/25/2018                                                                      575,951              612,501
             Federal National Mtg Assoc., CMO Series 2003-W3 Class 1A2, 7.00%,
             8/25/2042                                                                    3,201,251            3,701,027
             Federal National Mtg Assoc., CMO Series 2004-33 Class MW, 4.50%,
             1/25/2030                                                                    1,803,103            1,856,771
             Federal National Mtg Assoc., CMO Series 2004-35 Class CA, 4.00%,
             12/25/2017                                                                      16,163               16,154
             Federal National Mtg Assoc., CMO Series 2005-26 Class G, 5.00%,
             6/25/2032                                                                      867,409              896,950
             Federal National Mtg Assoc., CMO Series 2005-99 Class VA, 5.50%,
             11/25/2016                                                                     978,671            1,045,895
             Federal National Mtg Assoc., CMO Series 2006-121 Class VA, 5.50%,
             3/25/2017                                                                      707,419              722,388
             Federal National Mtg Assoc., CMO Series 2007-60 Class VA, 6.00%,
             12/25/2017                                                                   2,725,906            2,815,779
             Federal National Mtg Assoc., CMO Series 2008-54 Class EA, 5.00%,
             7/25/2019                                                                    1,959,846            2,012,890
             Federal National Mtg Assoc., CMO Series 2009-111 Class VB, 4.50%,
             2/25/2021                                                                    1,549,505            1,586,287
             Federal National Mtg Assoc., CMO Series 2009-17 Class AH, 1.992%,
             3/25/2039                                                                    1,218,218            1,225,203
             Federal National Mtg Assoc., CMO Series 2009-49 Class KA, 5.00%,
             2/25/2024                                                                      423,119              444,020
             Federal National Mtg Assoc., CMO Series 2009-52 Class AJ, 4.00%,
             7/25/2024                                                                      995,705            1,044,668
             Federal National Mtg Assoc., CMO Series 2009-70 Class NK, 4.50%,
             8/25/2019                                                                      638,612              675,614
             Federal National Mtg Assoc., CMO Series 2009-78 Class A, 4.50%,
             8/25/2019                                                                      898,715              946,355
             Federal National Mtg Assoc., CMO Series 2010-46 Class VM, 5.00%,
             5/25/2021                                                                    2,412,119            2,570,819
             Federal National Mtg Assoc., CMO Series 2010-6 Class VA, 5.00%,
             2/25/2021                                                                    2,697,017            2,897,815
             Federal National Mtg Assoc., CMO Series 2010-69 Class EJ, 2.50%,
             7/25/2024                                                                    1,030,653            1,051,883
             Federal National Mtg Assoc., CMO Series 2011-103 Class VA, 4.00%,
             12/25/2022                                                                   2,725,141            2,949,874
             Federal National Mtg Assoc., CMO Series 2011-106 Class LV, 3.50%,
             1/25/2023                                                                    3,627,020            3,841,054
             Federal National Mtg Assoc., CMO Series 2011-110 Class JV, 4.00%,
             1/25/2023                                                                    3,038,063            3,289,911
             Federal National Mtg Assoc., CMO Series 2011-118 Class V, 4.00%,
             10/25/2029                                                                   3,047,588            3,291,822
             Federal National Mtg Assoc., CMO Series 2011-124 Class QA, 2.00%,
             12/25/2041                                                                   4,722,726            4,792,343
             Federal National Mtg Assoc., CMO Series 2011-45 Class VA, 4.00%,
             3/25/2024                                                                    3,588,583            3,919,733
             Federal National Mtg Assoc., CMO Series 2011-63 Class MV, 3.50%,
             7/25/2024                                                                    3,623,899            3,894,727
             Federal National Mtg Assoc., CMO Series 2011-70 Class CA, 3.00%,
             8/25/2026                                                                    6,719,056            7,145,199
             Federal National Mtg Assoc., CMO Series 2011-72 Class KV, 3.50%,
             11/25/2022                                                                   2,139,385            2,291,000
             Federal National Mtg Assoc., CMO Series 2011-88 Class WA, 2.50%,
             9/25/2026                                                                    3,378,318            3,485,144
             Federal National Mtg Assoc., CMO Series 2011-98 Class VC, 3.50%,
             1/25/2023                                                                    4,080,391            4,368,384
             Federal National Mtg Assoc., CMO Series 2012-36 Class CV, 4.00%,
             6/25/2023                                                                    3,782,134            4,125,715
             Federal National Mtg Assoc., CMO Series 2012-48 Class PD, 2.00%,
             7/25/2041                                                                    4,297,265            4,361,373
             Federal National Mtg Assoc., CMO Series 2012-50 Class LV, 3.50%,
             8/25/2023                                                                    5,200,501            5,544,072
             Federal National Mtg Assoc., Pool 044003, 8.00%, 6/1/2017                        5,953                6,382
             Federal National Mtg Assoc., Pool 076388, 9.25%, 9/1/2018                       16,490               17,915
             Federal National Mtg Assoc., Pool 190555, 7.00%, 1/1/2014                        1,024                1,045
             Federal National Mtg Assoc., Pool 251759, 6.00%, 5/1/2013                          776                  781
             Federal National Mtg Assoc., Pool 252648, 6.50%, 5/1/2022                       46,718               51,857
             Federal National Mtg Assoc., Pool 342947, 7.25%, 4/1/2024                       92,533              104,960
             Federal National Mtg Assoc., Pool 443909, 6.50%, 9/1/2018                       33,002               36,632
             Federal National Mtg Assoc., Pool 555207, 7.00%, 11/1/2017                      13,776               15,807
             Federal National Mtg Assoc., Pool 726308, 4.00%, 7/1/2018                      812,622              869,252
             Federal National Mtg Assoc., Pool 889906, 4.00%, 7/1/2023                      723,954              774,405
             Federal National Mtg Assoc., Pool 895572, 2.945%, 6/1/2036                     696,798              749,275
             Federal National Mtg Assoc., Pool 930986, 4.50%, 4/1/2019                    1,330,465            1,430,458
             Federal National Mtg Assoc., Pool AA2870, 4.00%, 3/1/2024                    1,793,680            1,918,678
             Federal National Mtg Assoc., Pool AD8191, 4.00%, 9/1/2025                    2,088,296            2,271,675
             Federal National Mtg Assoc., Pool AJ1752, 3.50%, 9/1/2026                    4,359,552            4,690,265
             Federal National Mtg Assoc., Pool AK6518, 3.00%, 3/1/2027                    4,103,606            4,403,522
             Federal National Mtg Assoc., Pool MA0045, 4.00%, 4/1/2019                      957,677            1,024,415
             Federal National Mtg Assoc., Pool MA0071, 4.50%, 5/1/2019                      702,090              754,857
             Federal National Mtg Assoc., Pool MA0125, 4.50%, 7/1/2019                      530,902              570,803
             Federal National Mtg Assoc., Pool MA0380, 4.00%, 4/1/2020                    1,317,682            1,409,508
             Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.67%,
             10/16/2033                                                                   3,000,000            3,314,165
             Government National Mtg Assoc., CMO Series 2004-45 Class C, 5.585%,
             11/20/2059                                                                   5,322,147            5,910,968
             Government National Mtg Assoc., CMO Series 2005-67 Class C, 4.907%,
             3/16/2035                                                                    1,280,158            1,371,698
             Government National Mtg Assoc., CMO Series 2009-105 Class A, 3.456%,
             12/16/2050                                                                   2,245,392            2,340,355
             Government National Mtg Assoc., CMO Series 2009-92 Class VA, 5.00%,
             10/20/2020                                                                   1,203,751            1,322,847
             Government National Mtg Assoc., CMO Series 2010-160 Class VY, 4.50%,
             1/20/2022                                                                      853,555              965,538
             Government National Mtg Assoc., Pool 000623, 8.00%, 9/20/2016                   10,238               10,848
             Government National Mtg Assoc., Pool 003550, 5.00%, 5/20/2019                  549,699              597,586
             Government National Mtg Assoc., Pool 714631, 5.691%, 10/20/2059              2,059,732            2,281,680
             Government National Mtg Assoc., Pool 721652, 5.044%, 5/20/2061               4,293,579            4,929,239
             Government National Mtg Assoc., Pool 731491, 5.156%, 12/20/2060              4,115,674            4,771,898
             Government National Mtg Assoc., Pool 751388, 5.307%, 1/20/2061               3,474,821            4,030,601
             Government National Mtg Assoc., Pool 751392, 5.00%, 2/20/2061                5,440,863            6,438,956
             Government National Mtg Assoc., Pool 757313, 4.307%, 12/20/2060              6,016,244            6,671,473
             Government National Mtg Assoc., Pool 765151, 4.692%, 7/20/2061               3,122,190            3,564,891
             Government National Mtg Assoc., Pool 894205, 4.00%, 8/20/2039                1,809,686            1,909,056
             Government National Mtg Assoc., Pool MA0100, 2.50%, 5/20/2042                4,716,929            4,963,655

            TOTAL MORTGAGE BACKED (Cost $265,973,620)                                                        271,195,335

            SHORT TERM INVESTMENTS -- 6.99%
             Bank of New York Tri-Party Repurchase Agreement 0.19% dated
             12/31/2012 due 01/02/2012, repurchase price $20,000,211
             collateralized by 7 U.S. Government Agency debt securities, having an average coupon of 1.03%, a credit rating of AAA, maturity dates from 9/25/2024 to 1/25/2037, and having an aggregate market value
             of $20,397,084 at 12/31/2012                                                20,000,000           20,000,000
             Overseas Private Investment Corp., 0.17%, 6/15/2030                         10,000,000           10,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $30,000,000)                                                   30,000,000

TOTAL INVESTMENTS -- 98.62% (Cost $410,210,860)                                                         $    423,208,399

OTHER ASSETS LESS LIABILITIES -- 1.38%                                                                         5,913,540

NET ASSETS -- 100.00%                                                                                   $    429,121,939

Footnote Legend
a Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
b Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the aggregate value of these securities in the Fund's portfolio was $2,879,180, representing 0.67% of the Fund's net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
CMO        Collateralized Mortgage Obligation
Mtg        Mortgage
REMIC      Real Estate Mortgage Investment Conduit
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1             Level 2           Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $   36,426,916        $  36,426,916      $           --      $           -
    U.S. Government Agencies               85,586,148                   --          82,706,968          2,879,180
    Mortgage Backed                       271,195,335                   --         271,195,335                  -
    Short Term Investments                 30,000,000                   --          30,000,000                  -

Total Investments in Securities        $  423,208,399        $  36,426,916      $  383,902,303      $   2,879,180

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2012.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 is as follows:

                                      U.S.
                                   Government
                                    Agencies          Total

Beginning Balance 09/30/2012       $  2,946,080   $  2,946,080
Accrued Discounts/(Premiums)                758            758
Net Realized Gain/(Loss)                    452            452
Gross Purchases                              --             --
Gross Sales                             (32,224)       (32,224)
Change in Unrealized
Appreciation(Depreciation)              (35,886)       (35,886)
Transfers into Level 3(a)                    --             --
Transfers out of Level 3(a)                  --             --

Ending Balance 12/31/2012(b)       $  2,879,180   $  2,879,180

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 0.67% of total Net Assets at the period ended December 31, 2012. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

Thornburg Limited Term Income Fund                                                      December 31, 2012 Unaudited
                                                                                Credit Rating+  Principal
                                                                                 S&P/Moody's      Amount        Value
            U.S. TREASURY SECURITIES -- 0.68%
                United States Treasury Notes, 1.75% due 4/15/2013                   NR/NR     $  2,500,000 $   2,511,709
                United States Treasury Notes, 2.50% due 3/31/2015                   NR/NR        6,500,000     6,823,019
                United States Treasury Notes, 5.125% due 5/15/2016                  NR/NR        1,000,000     1,156,250
                United States Treasury Notes, 4.875% due 8/15/2016                  NR/NR        2,000,000     2,315,016
                United States Treasury Notes, 3.00% due 2/28/2017                   NR/NR        2,000,000     2,200,016
                United States Treasury Notes, 2.125% due 8/15/2021                  NR/NR        5,000,000     5,256,250

            TOTAL U.S. TREASURY SECURITIES (Cost $18,953,500)                                                 20,262,260

            U.S. GOVERNMENT AGENCIES -- 5.36%
       a        Agribank FCB, 9.125% due 7/15/2019                                  A-/NR       14,185,000    19,237,342
                Carobao  Leasing  LLC,  (Guaranty:  Export-Import  Bank of the
                United States), 1.829% due 9/7/2024                                 NR/NR        9,791,667     9,946,639
                Federal Home Loan Bank, 1.25% due 8/15/2022                        AA+/Aaa       4,600,000     4,607,410
                Federal Home Loan Bank, 1.50% due 10/25/2022                       AA+/Aaa      16,000,000    15,913,867
                Federal National Mtg Assoc., 7.491% due 8/1/2014                   AA+/Aaa           9,169         9,169
                Government   of   Tunisia,    (Guaranty:   U.S.   Agency   for
                International Development), 1.686% due 7/16/2019                    NR/NR       10,000,000     9,950,000
                Helios  Leasing I LLC,  (Guaranty:  Export-Import  Bank of the
                United States), 1.562% due 9/28/2024                                NR/NR        6,000,000     5,986,968
                MSN 41079 and 41084  Ltd.,  (Guaranty:  Export-Import  Bank of
                the United States), 1.717% due 7/13/2024                            NR/NR       11,776,149    11,855,709
                Mtg-Linked  Amortizing  Notes,  Series 2012-1 Class A10, 2.06%
                due 1/15/2022                                                       AA+/NR       3,520,429     3,583,649
                Petroleos  Mexicanos,  (Guaranty:  Export-Import  Bank  of the
                United States), 1.70% due 12/20/2022                                NR/NR        6,000,000     6,045,264
                Private Export Funding Corp., 5.45% due 9/15/2017                  AA+/Aaa       3,000,000     3,627,096
                Santa Rosa Leasing LLC,  (Guaranty:  Export-Import Bank of the
                United States), 1.693% due 8/15/2024                                NR/NR        5,885,952     5,917,460
                Santa Rosa Leasing LLC,  (Guaranty:  Export-Import Bank of the
                United States), 1.472% due 11/3/2024                                NR/NR        7,000,000     7,004,949
                Small  Business  Administration   Participation  Certificates,
                Series 2001-20J Class 1, 5.76% due 10/1/2021                        NR/NR        1,027,804     1,139,036
                Small  Business  Administration   Participation  Certificates,
                Series 2008-20D Class 1, 5.37% due 4/1/2028                         NR/NR        2,537,010     2,933,249
                Small  Business  Administration   Participation  Certificates,
                Series 2009-20K Class 1, 4.09% due 11/1/2029                        NR/NR       10,427,019    11,429,633
                Small  Business  Administration   Participation  Certificates,
                Series 2011-20G Class 1, 3.74% due 7/1/2031                         NR/NR        9,644,449    10,614,853
                Small  Business  Administration   Participation  Certificates,
                Series 2012-20J Class 1, 2.18% due 10/1/2032                        NR/NR       11,000,000    11,247,289
                Small  Business  Administration   Participation  Certificates,
                Series 2012-20K Class 1, 2.09% due 11/1/2032                        NR/NR        6,650,000     6,744,121
                Small  Business  Administration,  Series  2005-P10A  Class  1,
                4.638% due 2/10/2015                                                NR/NR          794,986       840,267
                Tagua  Leasing  LLC,  (Guaranty:  Export-Import  Bank  of  the
                United States), 1.732% due 9/18/2024                                NR/NR        2,453,364     2,472,506
       b        Tortola  Leasing  LLC,  (Guaranty:  Export-Import  Bank of the
                United States), 1.732% due 9/18/2024                                NR/NR        2,944,037     2,984,371
     a,b        U.S. Department of Transportation, 6.001% due 12/7/2021             NR/NR        3,000,000     3,641,943
     a,b        U.S. Department of Transportation, 5.594% due 12/7/2021             NR/NR        2,236,634     2,639,247

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $155,761,306)                                               160,372,038

            OTHER GOVERNMENT -- 2.67%
       c        Export-Import Bank of Korea, 8.125% due 1/21/2014                   A+/Aa3      11,250,000    12,072,566
       c        Export-Import Bank of Korea, 5.875% due 1/14/2015                   A+/Aa3       3,000,000     3,280,434
       c        Government of Aruba, 6.80% due 4/2/2014                             A-/NR        5,616,000     5,860,184
     a,c        Government of Bermuda, 5.603% due 7/20/2020                        AA-/Aa2       3,000,000     3,510,000
     a,c        Government of Bermuda, 4.138% due 1/3/2023                         AA-/Aa2       4,000,000     4,226,832
       c        Korea Finance Corp., 4.625% due 11/16/2021                          A+/Aa3       7,500,000     8,476,365
     a,c        Korea Housing Finance Co., 3.50% due 12/15/2016                     NR/Aa2       6,000,000     6,355,380
     a,c        Republic of Iceland, 4.875% due 6/16/2016                         BBB-/Baa3     11,000,000    11,557,238
     a,c        Republic of Iceland, 5.875% due 5/11/2022                          BBB-/NR       5,000,000     5,582,250
     a,c        State of Qatar, 3.125% due 1/20/2017                                AA/Aa2       4,000,000     4,215,852
       c        Swedish Export Credit Corp., 1.75% due 5/30/2017                   AA+/Aa1      14,300,000    14,677,520

            TOTAL OTHER GOVERNMENT (Cost $75,549,660)                                                         79,814,621

            MORTGAGE BACKED -- 9.55%
                Federal  Home Loan Mtg Corp.,  CMO  Interest  Only Series K008
                Class X1, 1.675% due 6/25/2020                                      NR/NR       39,080,032     3,687,002
                Federal  Home Loan Mtg Corp.,  CMO  Interest  Only Series K710
                Class X1, 1.785% due 5/25/2019                                      NR/NR       49,926,316     4,774,239
                Federal  Home Loan Mtg Corp.,  CMO Series 2528 Class HN, 5.00%
                due 11/15/2017                                                      NR/NR          516,067       548,068
                Federal  Home Loan Mtg Corp.,  CMO Series 2627 Class GY, 4.50%
                due 6/15/2018                                                       NR/NR        2,730,942     2,891,833
                Federal  Home Loan Mtg Corp.,  CMO Series 2628 Class AB, 4.50%
                due 6/15/2018                                                       NR/NR          665,980       693,170
                Federal  Home Loan Mtg Corp.,  CMO Series 2654 Class OG, 5.00%
                due 2/15/2032                                                       NR/NR          445,459       456,926
                Federal  Home Loan Mtg Corp.,  CMO Series 2682 Class JG, 4.50%
                due 10/15/2023                                                      NR/NR        2,317,071     2,502,028
                Federal  Home Loan Mtg Corp.,  CMO Series 2778 Class JD, 5.00%
                due 12/15/2032                                                      NR/NR        1,775,327     1,829,404
                Federal  Home Loan Mtg Corp.,  CMO Series 2808 Class VA, 5.50%
                due 5/15/2015                                                       NR/NR        1,446,981     1,519,071
                Federal  Home Loan Mtg Corp.,  CMO Series 2814 Class GB, 5.00%
                due 6/15/2019                                                       NR/NR          293,472       302,309
                Federal  Home Loan Mtg Corp.,  CMO Series 2825 Class VP, 5.50%
                due 6/15/2015                                                       NR/NR        1,645,540     1,711,680
                Federal  Home Loan Mtg Corp.,  CMO Series 2827 Class BU, 3.50%
                due 7/15/2019                                                       NR/NR        2,479,919     2,577,115
                Federal  Home Loan Mtg Corp.,  CMO Series 2943 Class BV, 5.00%
                due 3/15/2016                                                       NR/NR        1,731,048     1,792,420
                Federal  Home Loan Mtg Corp.,  CMO Series 3195 Class PD, 6.50%
                due 7/15/2036                                                       NR/NR        3,569,467     3,965,488
                Federal  Home Loan Mtg Corp.,  CMO Series 3291 Class BY, 4.50%
                due 3/15/2022                                                       NR/NR        4,000,000     4,305,843
                Federal  Home Loan Mtg Corp.,  CMO Series 3504 Class PC, 4.00%
                due 1/15/2039                                                       NR/NR          651,099       681,315
                Federal  Home Loan Mtg Corp.,  CMO Series 3563 Class BC, 4.00%
                due 6/15/2022                                                       NR/NR          257,517       258,401
                Federal  Home Loan Mtg Corp.,  CMO Series 3589 Class CA, 4.00%
                due 10/15/2021                                                      NR/NR        1,299,448     1,350,099
                Federal  Home Loan Mtg Corp.,  CMO Series 3872 Class DT, 4.00%
                due 6/15/2026                                                       NR/NR          881,460     1,000,081
                Federal  Home Loan Mtg Corp.,  CMO Series 3919 Class VB, 4.00%
                due 8/15/2024                                                       NR/NR        5,543,400     6,128,419
                Federal  Home Loan Mtg Corp.,  CMO Series 3922 Class PQ, 2.00%
                due 4/15/2041                                                       NR/NR        5,096,699     5,199,511
                Federal  Home Loan Mtg Corp.,  CMO Series 4050 Class MV, 3.50%
                due 8/15/2023                                                       NR/NR        3,828,893     4,158,867
                Federal  Home Loan Mtg Corp.,  CMO Series 4079 Class WV, 3.50%
                due 3/15/2027                                                       NR/NR        3,713,441     4,035,921
                Federal  Home Loan Mtg Corp.,  CMO Series 4097 Class TE, 1.75%
                due 5/15/2039                                                       NR/NR       11,877,362    12,066,768
                Federal  Home Loan Mtg Corp.,  CMO Series 4101 Class QN, 3.50%
                due 9/15/2042                                                       NR/NR       14,760,649    16,004,544
                Federal  Home Loan Mtg Corp.,  CMO Series 4120 Class TC, 1.50%
                due 10/15/2027                                                      NR/NR        6,408,207     6,449,231
                Federal Home Loan Mtg Corp., Pool D98887, 3.50% due 1/1/2032       AA+/Aaa       9,821,590    10,444,647
                Federal Home Loan Mtg Corp., Pool J17504, 3.00% due 12/1/2026      AA+/Aaa       4,458,561     4,766,306
                Federal Home Loan Mtg Corp., Pool P10039, 5.00% due 4/1/2013       AA+/Aaa          64,199        64,499
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3626  Class AV,
                5.50% due 10/15/2020                                                NR/NR        2,474,710     2,495,187
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  3838  Class GV,
                4.00% due 3/15/2024                                                 NR/NR       10,949,361    12,174,305
                Federal  Home Loan Mtg  Corp.,  REMIC  Series  4072  Class VA,
                3.50% due 10/15/2023                                                NR/NR        2,926,795     3,175,366
                Federal  National  Mtg  Assoc.,  CMO Series  2003-4  Class PE,
                5.00% due 2/25/2018                                                 NR/NR        1,277,152     1,360,326
                Federal  National  Mtg Assoc.,  CMO Series  2003-74  Class KN,
                4.50% due 8/25/2018                                                 NR/NR          553,578       583,295
                Federal  National  Mtg Assoc.,  CMO Series  2003-92  Class VG,
                5.00% due 9/25/2014                                                 NR/NR          364,352       375,992
                Federal  National Mtg Assoc.,  CMO Series  2003-W3  Class 1A2,
                7.00% due 8/25/2042                                                 NR/NR        1,833,016     2,119,185
                Federal  National  Mtg Assoc.,  CMO Series  2004-33  Class MW,
                4.50% due 1/25/2030                                                 NR/NR        1,867,211     1,922,787
                Federal  National  Mtg Assoc.,  CMO Series  2005-35  Class VG,
                5.00% due 4/25/2016                                                 NR/NR           19,521        19,518
                Federal  National  Mtg Assoc.,  CMO Series  2005-48  Class AR,
                5.50% due 2/25/2035                                                 NR/NR        1,112,271     1,213,225
                Federal  National  Mtg Assoc.,  CMO Series  2007-26  Class VH,
                5.50% due 2/25/2018                                                 NR/NR        3,411,553     3,556,807
                Federal  National  Mtg Assoc.,  CMO Series  2007-42  Class PA,
                5.50% due 4/25/2037                                                 NR/NR        1,785,479     1,945,361
                Federal  National  Mtg Assoc.,  CMO Series  2008-54  Class EA,
                5.00% due 7/25/2019                                                 NR/NR        2,613,128     2,683,853
                Federal  National  Mtg Assoc.,  CMO Series  2008-55  Class VA,
                5.00% due 7/25/2019                                                 NR/NR        3,265,453     3,316,113
                Federal  National Mtg Assoc.,  CMO Series  2009-111  Class VB,
                4.50% due 2/25/2021                                                 NR/NR        1,549,505     1,586,287
                Federal  National  Mtg Assoc.,  CMO Series  2009-17  Class AH,
                1.992% due 3/25/2039                                                NR/NR        2,030,363     2,042,004
                Federal  National  Mtg Assoc.,  CMO Series  2009-49  Class KA,
                5.00% due 2/25/2024                                                 NR/NR          987,278     1,036,046
                Federal National Mtg Assoc.,  CMO Series 2009-5 Class A, 4.50%
                due 12/25/2023                                                     AA+/Aaa       2,756,193     2,902,382
                Federal  National  Mtg Assoc.,  CMO Series  2009-52  Class AJ,
                4.00% due 7/25/2024                                                 NR/NR        1,659,508     1,741,113
                Federal  National  Mtg Assoc.,  CMO Series  2009-65  Class GA,
                4.50% due 11/25/2023                                                NR/NR          618,083       648,025
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class NK,
                4.50% due 8/25/2019                                                 NR/NR        1,596,530     1,689,036
                Federal  National  Mtg Assoc.,  CMO Series  2009-70  Class PA,
                5.00% due 8/25/2035                                                 NR/NR          654,166       659,135
                Federal  National  Mtg Assoc.,  CMO Series  2009-89  Class BV,
                4.50% due 12/25/2020                                                NR/NR        2,283,986     2,338,964
                Federal  National Mtg Assoc.,  CMO Series  2011-100  Class VE,
                4.00% due 12/25/2022                                                NR/NR        7,022,998     7,229,090
                Federal  National Mtg Assoc.,  CMO Series  2011-103  Class VA,
                4.00% due 12/25/2022                                                NR/NR        2,699,706     2,922,342
                Federal  National  Mtg Assoc.,  CMO Series  2011-15  Class VA,
                4.00% due 4/25/2022                                                 NR/NR        1,726,750     1,870,872
                Federal  National  Mtg Assoc.,  CMO Series  2011-88  Class WA,
                2.50% due 9/25/2026                                                 NR/NR        2,744,883     2,831,680
                Federal  National  Mtg Assoc.,  CMO Series  2011-89  Class VA,
                4.00% due 9/25/2023                                                 NR/NR        6,244,557     6,496,158
                Federal  National Mtg Assoc.,  CMO Series  2012-129  Class LA,
                3.50% due 12/25/2042                                                NR/NR       15,940,431    17,202,850
                Federal  National  Mtg Assoc.,  CMO Series  2012-36  Class CV,
                4.00% due 6/25/2023                                                 NR/NR        3,450,252     3,763,683
                Federal  National  Mtg Assoc.,  CMO Series  2012-48  Class PD,
                2.00% due 7/25/2041                                                 NR/NR       14,180,974    14,392,532
                Federal National Mtg Assoc., Pool 357384, 4.50% due 5/1/2018       AA+/Aaa         426,939       459,026
                Federal National Mtg Assoc., Pool 897936, 5.50% due 8/1/2021       AA+/Aaa       2,024,536     2,187,685
                Federal National Mtg Assoc., Pool AK6518, 3.00% due 3/1/2027       AA+/Aaa       5,724,008     6,142,352
       a        FREMF  Mtg  Trust,   Series   2012-K709  Class  B,  3.74%  due
                4/25/2045                                                           NR/NR       10,000,000    10,256,605
       a        FREMF Mtg Trust,  Series 2012-KF01 Class B Floating Rate Note,
                2.812% due 10/25/2044                                               NR/A3        4,000,000     4,077,928
                Government  National Mtg Assoc., CMO Series 2009-35 Series KV,
                4.50% due 6/20/2020                                                 NR/NR        3,639,553     3,870,553
                Government  National Mtg Assoc.,  CMO Series 2009-68 Class DP,
                4.50% due 11/16/2038                                                NR/NR        1,647,408     1,785,613
                Government  National  Mtg  Assoc.,  Pool  003007,   8.50%  due
                11/20/2015                                                         AA+/Aaa           9,805        10,448
                Government  National  Mtg  Assoc.,  Pool  714631,  5.691%  due
                10/20/2059                                                         AA+/Aaa       5,561,276     6,160,537
                Government  National  Mtg  Assoc.,  Pool  721652,  5.044%  due
                5/20/2061                                                          AA+/Aaa       6,259,843     7,186,607
                Government  National  Mtg  Assoc.,  Pool  731491,  5.156%  due
                12/20/2060                                                         AA+/Aaa       3,941,393     4,569,829
                Government  National  Mtg  Assoc.,  Pool  751388,  5.307%  due
                1/20/2061                                                          AA+/Aaa       5,460,433     6,333,802
                Government  National  Mtg  Assoc.,  Pool  765151,  4.692%  due
                7/20/2061                                                          AA+/Aaa       5,047,540     5,763,241
                Government  National  Mtg  Assoc.,  Pool  783299,   4.50%  due
                2/15/2022                                                          AA+/Aaa       6,621,015     7,107,537
                Government  National  Mtg  Assoc.,  Pool  827148,  1.625%  due
                2/20/2024                                                          AA+/Aaa          27,986        28,909
                Government  National  Mtg  Assoc.,  Pool  MA0100,   2.50%  due
                5/20/2042                                                          AA+/Aaa       4,764,574     5,013,793

            TOTAL MORTGAGE BACKED (Cost $280,376,434)                                                        285,413,189

            ASSET BACKED SECURITIES -- 11.57%
            ADVANCE RECEIVABLES -- 0.87%
                AH Mtg  Advance  Trust,  Series  SART-1  Class A1R,  2.23% due
                5/10/2043                                                           AAA/NR       7,000,000     7,005,036
                AH Mtg  Advance  Trust,  Series  SART-1  Class  A2,  3.37% due
                5/10/2043                                                           AAA/NR       5,000,000     5,000,000
                AH Mtg  Advance  Trust,  Series  SART-2  Class  B1,  6.90% due
                9/15/2043                                                           BBB/NR      10,000,000     9,999,690
                AH Mtg  Advance  Trust,  Series  SART-3  Class 1A2,  3.72% due
                3/13/2044                                                           AAA/NR       4,000,000     4,002,545

                                                                                                              26,007,271
            AUTO RECEIVABLES -- 0.48%
                Santander Drive Auto Receivables Trust, 2.86% due 6/15/2017         AA-/NR         748,133       752,210
                Santander Drive Auto Receivables Trust, 2.72% due 5/16/2016         AA/Aa1       2,500,000     2,552,422
     a,c        SMART Trust,  Series  2012-2USA  Class A3B Floating Rate Note,
                1.159% due 10/14/2016                                               NR/Aaa       8,000,000     8,058,611
     a,c        SMART Trust,  Series  2012-2USA  Class A4B Floating Rate Note,
                1.459% due 3/14/2018                                                NR/Aaa       3,000,000     3,056,324

                                                                                                              14,419,567
            COMMERCIAL MTG TRUST -- 3.56%
                Banc of America  Commercial Mtg, Inc., Series 2002-PB2 Class C,
                6.349% due 6/11/2035                                                B+/Aa1         811,231       814,796
                Banc of America  Commercial Mtg, Inc.,  Series 2006-6 Class A3,
                5.369% due 10/10/2045                                              AAA/Aaa       3,000,000     3,242,572
       a        Banc  of  America  Re-Remic  Trust  Series  2012-CLRN  Class A
                Floating Rate Note, 1.359% due 8/15/2029                            NR/Aaa       5,000,000     5,042,855
       a        CFCRE  Commercial  Mtg Trust Series  2011-C1  Class A4, 4.961%
                due 4/15/2044                                                       NR/Aaa      11,877,000    14,096,582
                Citigroup  Commercial Mtg Trust,  Series  2004-HYB2  Class B1,
                2.943% due 3/25/2034                                               B+/Caa2         357,185       229,580
       a        COMM Mtg Trust  Series  2012-MVP  Class A Floating  Rate Note,
                2.149% due 11/17/2026                                               AAA/NR      17,000,000    17,252,977
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class A, 3.376% due 6/9/2028                                        NR/Aaa       4,823,941     4,930,457
                Commercial  Mtg  Pass-Through  Certificates,  Series  2011-THL
                Class B, 4.554% due 6/9/2028                                        NR/Aa2       1,500,000     1,543,560
                Credit  Suisse  Commercial  Mtg Capital  Certificates,  Series
                2007-C2 Class A2, 5.448% due 1/15/2049                             AAA/Aaa         142,339       146,535
                DBUBS Mtg Trust CMO,  Series  2011-LC1A  Class A1,  3.742% due
                11/10/2046                                                          NR/Aaa       5,286,878     5,717,670
                DBUBS Mtg Trust CMO, Series  2011-LC2A Class A1FL,  1.562% due
                7/12/2044                                                           NR/Aaa       1,313,821     1,348,770
                JPMorgan  Chase  Commercial  Mtg,  Series  2004-C3  Class A-5,
                4.878% due 1/15/2042                                                NR/Aaa       5,000,000     5,336,607
                JPMorgan   Chase,   Series   2011-FL1   Class  B,  3.959%  due
                11/15/2028                                                          AA/Aa2       2,725,000     2,801,888
                Morgan Stanley  Re-REMIC  Trust,  Series  2009-GG10 Class A4A,
                5.789% due 8/12/2045                                                NR/Aaa       2,838,000     3,311,180
       a        Motel 6 Trust Series 2012-MTL6 Class A2, 1.948% due 10/5/2025       AAA/NR       7,000,000     7,058,988
       a        Motel 6 Trust Series 2012-MTL6 Class C, 3.139% due 10/5/2025        A-/NR       12,000,000    12,020,047
       a        Rialto  Real Estate Fund LLC,  CMO Series  2012-LT1A  Class A,
                4.75% due 2/15/2025                                                NR/Baa3          18,040        18,035
       a        VNO Mtg Trust Series 2012-6AVE Class A, 2.996% due 11/15/2030       AAA/NR       7,000,000     7,248,299
       a        VNO Mtg Trust Series 2012-6AVE Class B, 3.298% due 11/15/2030       AA-/NR      10,000,000    10,256,560
                Wachovia Bank  Commercial Mtg Trust,  Series 2004-C10 Class C,
                4.842% due 2/15/2041                                               AA+/Aaa       4,000,000     4,046,655

                                                                                                             106,464,613
            CREDIT CARD -- 0.57%
                First Financial Bank USA, 5.19% due 9/17/2018                       AA-/NR       2,000,000     2,015,212
                First Financial Bank USA, 3.72% due 6/17/2019                       AAA/NR       5,000,000     5,110,128
     a,c        Turquoise  Card  Backed  Securities  plc  Floating  Rate Note,
                1.009% due 6/17/2019                                                NR/Aaa      10,000,000    10,053,009

                                                                                                              17,178,349
            OTHER ASSET BACKED -- 3.01%
       a        Ascentium Equipment Receivables LLC, 1.83% due 9/15/2019            NR/NR        7,098,356     7,099,173
       a        Beacon Container Finance LLC, 3.72% due 9/20/2027                    A/NR        9,750,260    10,020,820
     a,c        Cie Financement Foncier, 2.50% due 9/16/2015                       AAA/Aaa       6,000,000     6,217,728
     a,c        Cronos Containers Program Ltd., 3.81% due 9/18/2027                  A/NR        6,532,500     6,769,750
                Dominos Pizza Master Issuer LLC, 5.216% due 1/25/2042             BBB+/Baa1      9,887,500    10,929,762
       a        Fairway Outdoor Funding LLC, 4.212% due 10/15/2042                  NR/NR        6,983,133     7,129,778
       a        GTP Cellular Sites LLC, 3.721% due 3/15/2042                        NR/NR        9,500,000     9,726,632
                MIRAMAX LLC, 6.25% due 10/20/2021                                  BBB/Baa3      6,857,143     7,212,555
       b        Northwind   Holdings  LLC  Floating  Rate  Note,   1.091%  due
                12/1/2037                                                           A/Baa1       4,375,000     3,915,625
                Sierra Receivables Funding Co. LLC, 2.84% due 11/20/2028            A+/NR        6,354,504     6,367,109
                Sonic Capital LLC, 5.438% due 5/20/2041                            BBB/Baa2      7,620,000     8,467,832
     a,c        Trafigura  Securitisation  Finance  plc  Floating  Rate  Note,
                2.609% due 10/15/2015                                              AAA/Aaa       6,000,000     6,057,187

                                                                                                              89,913,951
            RESIDENTIAL MTG TRUST -- 1.87%
                Ameriquest  Mtg  Securities, Inc.,  Series  2004-R12  Class A4
                Floating Rate Note, 0.68% due 1/25/2035                             A+/Aaa       2,480,669     2,455,300
                Arran  Residential  Mtg Funding plc, Series 2011-1A Class A2C,
                1.761% due 11/19/2047                                               NR/Aaa       5,000,000     5,082,327
                Banc of America Mtg  Securities,  Inc.,  Series  2004-4  Class
                1A2, 5.50% due 5/25/2034                                            AA+/NR         729,494       740,335
                Banc of America Mtg Securities,  Inc.,  Series 2005 A Class B1
                Floating Rate Note, 3.235% due 2/25/2035                            NR/NR        2,681,032       196,725
                Bear  Stearns  Mtg,  Series  2004-3  Class  1-A2,  3.129%  due
                7/25/2034                                                          BBB+/B3         249,397       252,781
                Countrywide  Home Loan,  Series  2004  Class  1-A,  2.827% due
                7/20/2034                                                            A/B1          466,936       493,715
                FNBC Trust, Series 1993 A, 8.08% due 1/5/2018                       A+/Aa1         819,871       902,038
     a,c        Fosse  Master  Issuer plc,  Series  2011-1A  Class A2 Floating
                Rate Note, 1.725% due 10/18/2054                                   AAA/Aaa       7,367,079     7,480,268
                Home Equity  Asset  Trust,  Series  2006-3 Class 2A, 0.39% due
                7/25/2036                                                          BBB+/A1       1,161,072     1,155,540
                Merrill  Lynch Mtg  Investors,  Series 2003 E Class B3,  2.46%
                due 10/25/2028                                                      CCC/B3       1,079,643       517,817
                Merrill Lynch Mtg  Investors,  Series 2004 A4 Class M1, 2.578%
                due 8/25/2034                                                       CCC/NR         801,264       618,833
                New Century Home Equity Loan Trust,  Series  2005-2 Class A2C,
                0.51% due 6/25/2035                                                AAA/Aa1       3,543,159     3,537,106
                Option One Mtg Loan  Trust,  Series  2005-5  Class A3 Floating
                Rate Note, 0.42% due 12/25/2035                                    AA+/Baa2      1,557,897     1,485,430
                Popular ABS Mtg Pass-Through  Trust,  Series 2005-4 Class AF5,
                5.537% due 9/25/2035                                              BBB+/Baa1      5,881,334     6,173,136
                Residential Asset Mtg Products, Inc., 0.51% due 3/25/2035           NR/Aa3         775,808       743,761
                Residential Asset Mtg Products, Inc., 7.125% due 4/25/2031          AA+/NR       2,619,505     2,843,179
       a        RiverView   HECM  Trust  Series  2007-1  Class  A,  0.65%  due
                5/25/2047                                                           A-/Ba3       6,250,977     5,403,189
       c        Saecure B.V., Series 11A Class A1A, 1.863% due 7/30/2092            NR/Aaa       4,877,093     4,964,018
       c        Silverstone  Master  Issuer,  Series 2010-1A Class A1 Floating
                Rate Note, 1.719% due 1/21/2055                                    AAA/Aaa       5,000,000     5,047,796
                Structured Asset Securities Corp., 5.50% due 3/25/2019              A+/Ba2       1,196,916     1,224,556
                Structured Asset Securities Corp., 2.734% due 3/25/2033            AA+/Baa1      2,972,549     3,105,087
                Washington Mutual Mtg, Series 2003-S13 Class 21-A1,  4.50% due
                12/25/2018                                                          A+/NR        1,187,955     1,204,182
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.618% due 2/25/2035                                                 D/C           886,358        78,164
                Wells Fargo Asset Securities Corp.,  Series 2005-AR2 Class B1,
                2.618% due 3/25/2035                                                NR/NR          810,820        51,212

                                                                                                              55,756,495
            STUDENT LOAN -- 1.21%
       a        Pennsylvania   Higher  Education   Assistance   Agency  Series
                2012-1A Class A1 Floating Rate Note, 0.764% due 5/25/2027           AA+/NR       7,000,000     7,001,169
                SLM Student Loan Trust,  Series  2003-C Class A2 Floating Rate
                Note, 0.698% due 9/15/2020                                          A+/Aa2       3,194,352     3,100,136
                SLM Student Loan Trust,  Series  2004-B Class A3 Floating Rate
                Note, 0.638% due 3/15/2024                                          A+/Aaa       8,000,000     6,801,838
                SLM Student Loan Trust,  Series  2006-A Class A4 Floating Rate
                Note, 0.498% due 12/15/2023                                         A+/Aa1      12,075,000    11,524,722
                SLM Student Loan Trust,  Series  2006-B Class A3 Floating Rate
                Note, 0.448% due 12/15/2022                                         AA/Aaa       2,495,597     2,485,178
                SLM Student  Loan Trust,  Series  2011-B  Class A2,  3.74% due
                2/15/2029                                                          AAA/Aaa       5,000,000     5,360,703

                                                                                                              36,273,746

            TOTAL ASSET BACKED SECURITIES (Cost $342,055,754)                                                346,013,992

            CORPORATE BONDS -- 54.15%
            AUTOMOBILES & COMPONENTS -- 1.15%
              Automobiles -- 1.15%
       a        American Honda Finance Corp., 2.60% due 9/20/2016                   A+/A1        5,000,000     5,241,190
       a        American Honda Finance Corp., 1.00% due 8/11/2015                   A+/A1        3,000,000     3,016,911
       a        American Honda Finance Corp., 1.50% due 9/11/2017                   A+/A1        2,000,000     1,999,446
     a,c        Hyundai Capital Services, Inc., 6.00% due 5/5/2015                BBB+/Baa1      8,000,000     8,785,112
       a        Nissan Motor Acceptance Corp., 1.95% due 9/12/2017                 BBB+/A3      15,000,000    15,204,930

                                                                                                              34,247,589
            BANKS -- 11.49%
              Commercial Banks -- 10.71%
     a,c        ABN AMRO Bank N.V., 4.25% due 2/2/2017                               A/A2        1,000,000     1,090,715
     a,c        ANZ National International Ltd., 6.20% due 7/19/2013               AA-/Aa3       1,000,000     1,025,961
     a,c        ANZ National International Ltd., 3.125% due 8/10/2015              AA-/Aa3       4,000,000     4,191,340
     a,c        Australia and New Zealand Bank, 2.40% due 11/23/2016                NR/Aaa       6,000,000     6,310,800
     a,c        Banco Bradesco, 4.50% due 1/12/2017                                BBB/Baa1      2,500,000     2,662,500
     a,c        Banco  Latinoamericano de Comercio  Exterior,  S.A., 3.75% due
                4/4/2017                                                            BBB/NR       4,000,000     4,094,000
     a,c        Banco  Santander   Brasil  Floating  Rate  Note,   2.408%  due
                3/18/2014                                                          BBB/Baa1      7,883,000     7,854,873
     a,c        Banco Santander Chile, 3.875% due 9/20/2022                         A/Aa3        3,000,000     3,075,420
     a,c        Bank of China Hong Kong, 3.75% due 11/8/2016                        A+/Aa3       4,000,000     4,301,584
       c        Bank of Nova Scotia, 2.55% due 1/12/2017                            A+/Aa1       5,000,000     5,261,220
     a,c        Barclays Bank plc, 2.50% due 9/21/2015                             AAA/Aaa      14,650,000    15,249,024
     a,c        BNP Paribas Home Loan Covered Bonds SA, 2.20% due 11/2/2015        AAA/Aaa      10,000,000    10,304,000
     a,c        Commonwealth Bank of Australia, 2.25% due 3/16/2017                 NR/Aaa       7,500,000     7,844,250
       c        Corp Andina de Fomento, 3.75% due 1/15/2016                        AA-/Aa3      11,000,000    11,608,355
     a,c        Credit Agricole London, 1.769% due 1/21/2014                         A/A2        7,000,000     7,058,443
     a,c        Credit Mutuel-CIC Home Loan SFH, 1.50% due 11/16/2017               AAA/NR      10,000,000     9,908,580
     a,c        Danske Bank A/S, 3.75% due 4/1/2015                                A-/Baa1       4,000,000     4,190,188
     b,c        DFS Funding Corp. Floating Rate Note, 1.133% due 6/15/2015         NR/Baa3       4,000,000     3,840,000
     a,c        DNB Bank ASA, 3.20% due 4/3/2017                                    A+/A1       10,000,000    10,650,600
     a,c        HSBC Bank plc, 3.50% due 6/28/2015                                 AA-/Aa3       2,000,000     2,121,402
       c        HSBC Holdings plc, 4.875% due 1/14/2022                             A+/Aa3       2,000,000     2,321,136
                HSBC USA, Inc., 2.375% due 2/13/2015                                A+/A2        2,000,000     2,057,252
     a,c        Intesa Sanpaolo SpA, 2.712% due 2/24/2014                         BBB+/Baa2      5,000,000     4,994,410
     a,c        Kookmin Bank, 7.25% due 5/14/2014                                   AA/Aa1       7,000,000     7,556,003
     a,c        National Australia Bank, 2.00% due 6/20/2017                        NR/Aaa      16,000,000    16,542,400
     a,c        National Bank of Canada, 2.20% due 10/19/2016                       NR/Aaa       2,000,000     2,104,800
                National City Bank Floating Rate Note, 0.681% due 6/7/2017          A-/A3        4,000,000     3,908,680
     a,c        Oversea-Chinese Banking Corp. Ltd., 3.15% due 3/11/2023             A+/Aa2      29,650,000    30,268,143
       c        Rabobank Nederland, 3.375% due 1/19/2017                           AA-/Aa2       2,000,000     2,148,572
       c        Royal Bank of Scotland plc, 9.50% due 3/16/2022                    BBB-/NR      17,000,000    19,998,443
     a,c        Societe Generale, 3.10% due 9/14/2015                                A/A2        6,000,000     6,196,662
     a,b        Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020       BBB/A2       5,920,404     7,874,138
     a,c        Sparebank 1 Boligkreditt AS, 2.30% due 6/30/2018                    NR/Aaa       8,000,000     8,348,800
     a,c        Sparebank 1 Boligkreditt AS, 1.75% due 11/15/2019                   NR/Aaa      20,000,000    19,756,000
     a,c        Standard Chartered plc, 3.20% due 5/12/2016                         A+/A2        5,000,000     5,257,550
       c        Svenska Handelsbanken AB, 3.125% due 7/12/2016                     AA-/Aa3       6,000,000     6,366,600
     a,c        Swedbank Hypotek AB, 2.375% due 4/5/2017                           AAA/Aaa       5,000,000     5,237,000
     a,c        Toronto-Dominion Bank, 2.20% due 7/29/2015                          NR/Aaa       3,000,000     3,126,000
     a,c        UBS AG London, 2.25% due 3/30/2017                                  NR/Aaa      12,543,000    12,966,815
                US Bank NA, 3.778% due 4/29/2020                                    A+/A1       10,000,000    10,602,570
       a        Webster Bank, 5.875% due 1/15/2013                                BBB-/Baa1      3,000,000     3,002,418
                Wells Fargo Bank NA, 0.52% due 5/16/2016                            A+/A1        4,629,000     4,530,597
       c        Westpac Banking Corp., 3.00% due 8/4/2015                          AA-/Aa2       2,000,000     2,112,336
     a,c        Westpac Banking Corp. Floating Rate Note, 1.13% due 7/17/2015       NR/Aaa       5,000,000     5,039,175
     a,c        Woori Bank, 4.75% due 1/20/2016                                     A-/A1        5,000,000     5,403,545
              Thrifts & Mortgage Finance -- 0.78%
     a,c        Northern Rock Asset Management, 5.625% due 6/22/2017               AAA/Aaa      20,000,000    23,238,780

                                                                                                             343,602,080
            CAPITAL GOODS -- 2.29%
              Aerospace & Defense -- 0.05%
                Boeing Co., 5.00% due 3/15/2014                                      A/A2        1,500,000     1,579,697
              Construction & Engineering -- 0.31%
       a        URS Corp., 3.85% due 4/1/2017                                     BBB-/Baa3      8,995,000     9,266,100
              Electrical Equipment -- 0.22%
                Roper Industries, Inc., 1.85% due 11/15/2017                       BBB/Baa2      6,425,000     6,420,201
              Industrial Conglomerates -- 0.50%
                General Electric Co., 5.25% due 12/6/2017                          AA+/Aa3       2,500,000     2,947,872
     a,c        Hutchison Whampoa Ltd., 3.50% due 1/13/2017                         A-/A3        5,000,000     5,305,575
     a,c        Smiths Group plc, 6.05% due 5/15/2014                             BBB+/Baa2      3,000,000     3,153,693
     a,c        Smiths Group plc, 7.20% due 5/15/2019                             BBB+/Baa2      3,000,000     3,652,200
              Machinery -- 0.66%
                Aeroquip Vickers, Inc., 6.875% due 4/9/2018                         A-/NR        1,500,000     1,783,908
                Ingersoll Rand Co., 6.391% due 11/15/2027                         BBB+/Baa1      3,000,000     3,618,654
     a,c        Volvo Treasury AB, 5.95% due 4/1/2015                              BBB/Baa2     13,100,000    14,296,619
              Oil, Gas & Consumable Fuels -- 0.13%
       c        Sasol Financing International plc, 4.50% due 11/14/2022            BBB/Baa1      4,000,000     4,020,000
              Trading Companies & Distributors -- 0.42%
       a        Air Lease Corp., 7.375% due 1/30/2019                               NR/NR       12,000,000    12,480,000

                                                                                                              68,524,519
            COMMERCIAL & PROFESSIONAL SERVICES -- 0.23%
              Professional Services -- 0.23%
                Dun & Bradstreet Corp., 3.25% due 12/1/2017                        BBB+/NR       6,875,000     6,947,820

                                                                                                               6,947,820
            CONSUMER DURABLES & APPAREL -- 0.19%
              Household Durables -- 0.10%
                Newell Rubbermaid, Inc., 2.00% due 6/15/2015                      BBB-/Baa3      3,000,000     3,043,164
              Textiles, Apparel & Luxury Goods -- 0.09%
                Nike, Inc., 5.15% due 10/15/2015                                    A+/A1        2,315,000     2,577,963

                                                                                                               5,621,127
            CONSUMER SERVICES -- 0.55%
              Diversified Consumer Services -- 0.55%
                George Washington University, 4.411% due 9/15/2017                  A+/A1        1,750,000     1,980,318
                Rensselaer Polytechnic I, 5.60% due 9/1/2020                        A-/A3       10,925,000    12,613,240
                University of Chicago, 3.065% due 10/1/2024                         AA/Aa1       1,880,000     1,910,644

                                                                                                              16,504,202
            DIVERSIFIED FINANCIALS -- 7.19%
              Capital Markets -- 3.69%
                Bank of New York Mellon, 2.40% due 1/17/2017                        A+/Aa3       7,000,000     7,333,214
       a        Blackstone Holdings Finance Co. LLC, 4.75% due 2/15/2023             A/NR        5,000,000     5,315,285
     a,c        CDP Financial, Inc., 4.40% due 11/25/2019                          AAA/Aaa       5,000,000     5,753,165
     a,c        CDP Financial, Inc., 3.00% due 11/25/2014                          AAA/Aaa       4,000,000     4,180,476
     a,c        Credit Suisse Group AG - Guernsey, 1.625% due 3/6/2015              NR/Aaa      13,000,000    13,241,865
       a        Deutsche Bank Financial LLC, 5.375% due 3/2/2015                  BBB+/Baa3      5,000,000     5,295,310
                FMR LLC, 4.75% due 3/1/2013                                         A+/A2        5,000,000     5,033,825
                Goldman  Sachs  Group,  Inc.  Floating  Rate Note,  0.719% due
                7/22/2015                                                           A-/A3        8,890,000     8,723,055
                Goldman  Sachs  Group,  Inc.  Floating  Rate  Note,  0.76% due
                3/22/2016                                                           A-/A3        5,000,000     4,853,325
     a,c        IPIC GMTN Ltd., 3.125% due 11/15/2015                               AA/Aa3       1,000,000     1,036,500
     a,c        IPIC GMTN Ltd., 5.00% due 11/15/2020                                AA/Aa3       1,000,000     1,137,000
       a        Legg Mason, Inc., 6.00% due 5/21/2019                              BBB/Baa1      5,000,000     5,390,285
     a,c        Macquarie Bank Ltd., 5.00% due 2/22/2017                             A/A2        5,000,000     5,468,500
     a,c        Macquarie Bank Ltd., 3.45% due 7/27/2015                             A/A2        2,000,000     2,079,784
     a,c        Macquarie Group Ltd., 7.30% due 8/1/2014                            BBB/A3       8,000,000     8,629,704
     a,c        Macquarie Group Ltd., 7.625% due 8/13/2019                          BBB/A3       2,000,000     2,355,686
       c        Man Group plc, 6.50% due 8/1/2013                                  NR/Baa3       5,000,000     5,110,645
       c        Man Group plc Floating Rate Note, 1.96% due 9/22/2015               NR/Ba1       5,000,000     4,200,720
                Merrill Lynch & Co., 6.875% due 4/25/2018                          A-/Baa2       2,000,000     2,410,908
                Merrill Lynch & Co., 0.863% due 5/2/2017                          BBB+/Baa3      2,500,000     2,341,437
                Morgan Stanley Floating Rate Note, 2.81% due 5/14/2013             A-/Baa1       5,000,000     5,034,285
                Murray Street Investment Trust, 4.647% due 3/9/2017                 A-/A3        5,000,000     5,408,235
              Consumer Finance -- 0.87%
                American Express Credit Co., 5.125% due 8/25/2014                   A-/A2        3,000,000     3,214,029
                American Express Credit Co., 2.80% due 9/19/2016                    A-/A2        8,000,000     8,464,360
                American Express Credit Co., 1.75% due 6/12/2015                    A-/A2        1,000,000     1,020,944
     a,c        Banque PSA Finance, 2.254% due 4/4/2014                           BBB-/Baa3      7,000,000     6,912,682
                Western Union Co., 2.375% due 12/10/2015                           BBB+/NR       1,000,000     1,004,630
                Western Union Co., 2.875% due 12/10/2017                           BBB+/NR       2,250,000     2,229,408
                Western Union Co., 6.50% due 2/26/2014                            BBB+/Baa1      1,000,000     1,061,363
                Western Union Co., 3.65% due 8/22/2018                            BBB+/Baa1      2,000,000     2,044,362
              Diversified Financial Services -- 2.63%
                Bank of America Corp., 6.50% due 8/1/2016                          A-/Baa2       2,000,000     2,309,518
                Citigroup, Inc., 6.50% due 8/19/2013                               A-/Baa2         696,000       720,079
                Citigroup, Inc., 5.00% due 9/15/2014                              BBB+/Baa3      3,000,000     3,156,264
                Citigroup, Inc., 6.00% due 12/13/2013                              A-/Baa2       1,329,000     1,392,610
       a        CME Group Index Services, 4.40% due 3/15/2018                      AA-/Aa3       4,530,000     5,149,210
                General Electric Capital Corp.  Floating Rate Note, 0.449% due
                6/20/2014                                                           AA+/A1       4,000,000     3,981,804
                General Electric Capital Corp.  Floating Rate Note, 0.459% due
                12/28/2018                                                          AA+/A1       4,850,000     4,379,259
                General  Electric  Capital Corp./LJ VP Holdings LLC, 3.80% due
       a        6/18/2019                                                           AA+/A1       5,000,000     5,327,890
       c        IPIC GMTN Ltd., 3.75% due 3/1/2017                                  AA/Aa3       3,000,000     3,195,000
     a,c        IPIC GMTN Ltd., 5.50% due 3/1/2022                                  AA/Aa3       3,500,000     4,125,625
                JPMorgan Chase Bank NA, 0.64% due 6/13/2016                          A/A1       16,875,000    16,405,251
       c        Korea Development Bank, 8.00% due 1/23/2014                         A/Aa3        3,000,000     3,214,926
                MBNA Corp., 6.125% due 3/1/2013                                    A-/Baa2       1,305,000     1,315,969
                Moody's Corp., 4.50% due 9/1/2022                                  BBB+/NR       4,700,000     5,024,991
                Morgan Stanley, 5.55% due 4/27/2017                                A-/Baa1       5,000,000     5,543,175
     a,c        National  Agricultural   Cooperative  Federation,   5.00%  due
                9/30/2014                                                            A/A1        2,000,000     2,126,952
                National Rural Utilities CFC, 10.375% due 11/1/2018                 A+/A1        2,000,000     2,956,434
       a        USAA Capital Corp., 2.25% due 12/13/2016                           AA+/Aa1       8,000,000     8,267,544

                                                                                                             214,877,488
            ENERGY -- 4.60%
              Energy Equipment & Services -- 0.38%
                Nabors Industries, Inc., 9.25% due 1/15/2019                       BBB/Baa2      2,000,000     2,644,098
                Rowan Companies, Inc., 7.875% due 8/1/2019                        BBB-/Baa3      7,000,000     8,643,369
              Oil, Gas & Consumable Fuels -- 4.22%
     a,c        BG Energy Capital plc, 2.875% due 10/15/2016                         A/A2        5,000,000     5,277,220
       c        BP Capital Markets plc, 3.875% due 3/10/2015                         A/A2        2,000,000     2,130,700
     a,c        CNPC General Capital Ltd., 2.75% due 4/19/2017                      A+/A1        5,000,000     5,171,045
       a        DCP Midstream LLC, 9.75% due 3/15/2019                             BBB/Baa2      6,500,000     8,598,362
                Energen Corp., 4.625% due 9/1/2021                                 BBB/Baa3     10,000,000    10,419,000
                Energy Transfer Partners LP, 9.70% due 3/15/2019                  BBB-/Baa3      3,856,000     5,194,113
     a,c        Eni S.p.A., 4.15% due 10/1/2020                                      A/A3       15,925,000    16,308,124
       a        Florida Gas Transmission, 4.00% due 7/15/2015                      BBB/Baa2      2,000,000     2,126,346
     a,c        Gazprom, 4.95% due 5/23/2016                                       BBB/Baa1      4,000,000     4,295,000
       a        Gulf South Pipeline Co. LP, 4.00% due 6/15/2022                    BBB/Baa1      4,000,000     4,221,980
     a,c        Korea National Oil Corp., 4.00% due 10/27/2016                      A+/A1        2,000,000     2,160,322
       a        Maritimes and North East Pipeline, 7.50% due 5/31/2014             BBB-/Ba1      2,574,000     2,707,076
                Murphy Oil Corp., 2.50% due 12/1/2017                              BBB/Baa3      5,000,000     5,030,835
       c        Norsk Hydro A/S, 6.70% due 1/15/2018                               AA-/Aa2       1,000,000     1,231,198
       a        Northern Natural Gas Co., 5.75% due 7/15/2018                        A/A2           50,000        59,729
                NuStar Logistics LP, 4.75% due 2/1/2022                            BB+/Baa3      5,000,000     4,753,135
                Oneok Partners LP, 8.625% due 3/1/2019                             BBB/Baa2      7,865,000    10,442,675
     a,c        Origin Energy Finance Ltd., 5.45% due 10/14/2021                  BBB+/Baa1     10,000,000    11,328,440
       a        Semco Energy, Inc., 5.15% due 4/21/2020                             A-/A3        3,000,000     3,358,116
       c        Shell International Finance, 3.10% due 6/28/2015                    AA/Aa1       3,000,000     3,178,086
     a,c        Sinopec Group Overseas Development Ltd., 2.75% due 5/17/2017        A+/Aa3       6,000,000     6,221,628
                Sunoco Logistics, 8.75% due 2/15/2014                             BBB-/Baa3      5,000,000     5,370,035
       c        Total Capital International S.A., 1.55% due 6/28/2017              AA-/Aa1       6,500,000     6,600,210

                                                                                                             137,470,842
            FOOD, BEVERAGE & TOBACCO -- 1.85%
              Beverages -- 0.72%
                Anheuser-Busch Cos., Inc., 4.375% due 1/15/2013                      A/A3        2,000,000     2,002,214
                Coca Cola Enterprises, Inc., 5.71% due 3/18/2037                    AA-/NR       3,380,000     4,090,057
       c        Coca Cola HBC Finance BV, 5.125% due 9/17/2013                     BBB/Baa1      6,524,000     6,685,430
       c        Coca Cola HBC Finance BV, 5.50% due 9/17/2015                      BBB/Baa1      7,985,000     8,721,416
              Food Products -- 0.22%
     a,c        BRF-Brasil Foods S.A., 5.875% due 6/6/2022                        BBB-/Baa3      5,000,000     5,512,500
                Corn Products International, Inc., 3.20% due 11/1/2015             BBB/Baa2      1,000,000     1,049,694
              Tobacco -- 0.91%
                Altria Group, Inc., 8.50% due 11/10/2013                           BBB/Baa1      1,000,000     1,065,463
                Altria Group, Inc., 9.70% due 11/10/2018                           BBB/Baa1      1,014,000     1,419,527
     a,c        B.A.T International Finance plc, 2.125% due 6/7/2017               A-/Baa1       8,000,000     8,197,280
     a,c        B.A.T International Finance plc, 3.25% due 6/7/2022                A-/Baa1       4,000,000     4,169,360
                Lorillard Tobacco Co., 8.125% due 6/23/2019                       BBB-/Baa2      5,000,000     6,380,140
                Lorillard Tobacco Co., 6.875% due 5/1/2020                        BBB-/Baa2      5,000,000     6,094,380

                                                                                                              55,387,461
            HEALTH CARE EQUIPMENT & SERVICES -- 0.30%
              Health Care Providers & Services -- 0.30%
                Catholic Health Initiatives, 1.60% due 11/1/2017                   AA-/Aa3       2,000,000     2,021,400
                Catholic Health Initiatives, 2.95% due 11/1/2022                    AA-/NR       7,000,000     7,065,450

                                                                                                               9,086,850
            HOTELS RESTAURANTS & LEISURE -- 0.16%
              Hotels, Restaurants & Leisure -- 0.16%
       a        Hyatt Hotels Corp., 5.75% due 8/15/2015                            BBB/Baa2      2,500,000     2,744,438
     a,c        TDIC Finance Ltd., 6.50% due 7/2/2014                               AA/A1        2,000,000     2,120,000

                                                                                                               4,864,438
            HOUSEHOLD & PERSONAL PRODUCTS -- 0.07%
              Household Products -- 0.07%
                Energizer Holdings, Inc., 4.70% due 5/24/2022                     BBB-/Baa3      2,000,000     2,141,640

                                                                                                               2,141,640
            INSURANCE -- 3.32%
              Insurance -- 3.32%
                Aflac, Inc., 8.50% due 5/15/2019                                    A-/A3        3,000,000     4,085,805
                Aflac, Inc., 2.65% due 2/15/2017                                    A-/A3        2,000,000     2,102,442
       a        Forethought Financial Group, Inc., 8.625% due 4/15/2021           BBB-/Baa3      2,600,000     3,144,827
       a        Genworth Life Institutional Fund, 5.875% due 5/3/2013               A-/A3        1,000,000     1,015,220
                Hanover Insurance Group, 6.375% due 6/15/2021                     BBB-/Baa3      2,480,000     2,780,462
                Hartford Financial Services Group, Inc., 4.625% due 7/15/2013      BBB/Baa3      5,370,000     5,473,330
                Infinity Property & Casualty Corp., 5.00% due 9/19/2022             NR/NR        3,000,000     3,129,714
       a        ING U.S., Inc., 5.50% due 7/15/2022                               BBB-/Baa3      4,000,000     4,340,828
                Kemper Corp., 6.00% due 5/15/2017                                 BBB-/Baa3      1,950,000     2,136,131
     a,c        Lancashire Holdings Ltd., 5.70% due 10/1/2022                      BBB/Baa2     10,000,000     9,940,600
       a        Liberty Mutual Group, Inc., 5.75% due 3/15/2014                   BBB-/Baa2      1,000,000     1,047,253
       a        MassMutual Global Funding LLC, 2.00% due 4/5/2017                  AA+/Aa2       8,000,000     8,242,464
       a        MetLife Global Funding I, 1.10% due 1/10/2014                      AA-/Aa3       6,000,000     6,029,856
       a        MetLife Global Funding I, 1.70% due 6/29/2015                      AA-/Aa3       4,000,000     4,083,152
       a        MetLife Institutional Funding II, 1.625% due 4/2/2015              AA-/Aa3       5,000,000     5,093,805
       c        Montpelier Re Holdings Ltd., 4.70% due 10/15/2022                   BBB/NR       5,000,000     5,115,420
       a        Principal Life Global Funding II, 1.00% due 12/11/2015              A+/Aa3       7,000,000     6,989,682
       a        Prudential Covered Trust Co., 2.997% due 9/30/2015                  A/Baa2       2,850,000     2,955,484
     a,c        QBE Insurance Group Ltd., 5.647% due 7/1/2023                     BBB+/Baa1      9,141,000     9,087,964
                Unitrin, Inc., 6.00% due 11/30/2015                               BBB-/Baa3      5,000,000     5,392,755
     a,c        White Mountains Re Group Ltd., 6.375% due 3/20/2017                BBB/Baa3      6,335,000     6,918,834

                                                                                                              99,106,028
            MATERIALS -- 3.57%
              Chemicals -- 0.49%
                E.I. du Pont de Nemours & Co., 4.125% due 3/6/2013                   A/A2          325,000       327,171
       a        Incitec Pivot Finance LLC, 6.00% due 12/10/2019                    BBB/Baa3      4,538,000     5,202,318
       a        Incitec Pivot Ltd., 4.00% due 12/7/2015                            BBB/Baa3      4,325,000     4,548,166
                RPM International, Inc., 6.125% due 10/15/2019                    BBB-/Baa3      4,000,000     4,669,360
              Construction Materials -- 0.05%
                CRH America, Inc., 8.125% due 7/15/2018                           BBB+/Baa2      1,150,000     1,388,687
              Metals & Mining -- 3.03%
     a,c        Anglo American Capital plc, 9.375% due 4/8/2014                   BBB+/Baa1      1,000,000     1,099,320
     a,c        Anglo American Capital plc, 2.625% due 9/27/2017                  BBB+/Baa1      9,700,000     9,899,102
       c        Anglogold Holdings plc, 5.375% due 4/15/2020                      BBB-/Baa2      7,100,000     7,327,633
       c        Anglogold Holdings plc, 5.125% due 8/1/2022                       BBB-/Baa2      7,000,000     7,094,381
       c        Arcelormittal, 10.35% due 6/1/2019                                 BB+/Ba1       8,089,000     9,701,712
       c        Arcelormittal, 5.00% due 2/25/2017                                 BB+/Ba1       3,000,000     3,028,185
       c        Arcelormittal, 4.25% due 8/5/2015                                  BB+/Ba1       3,000,000     3,030,222
       c        Kinross Gold Corp., 3.625% due 9/1/2016                            NR/Baa3       7,000,000     7,122,171
     a,c        Newcrest Finance Pty Ltd., 4.20% due 10/1/2022                    BBB+/Baa2      5,000,000     5,142,465
     a,c        Samarco Mineracao S.A., 4.125% due 11/1/2022                        BBB/NR       5,000,000     5,087,500
                Southern Copper Corp., 3.50% due 11/8/2022                         BBB/Baa2      3,650,000     3,727,501
       c        Teck Resources Ltd., 2.50% due 2/1/2018                            BBB/Baa2      1,700,000     1,735,372
     a,c        Xstrata Finance Canada Ltd., 3.60% due 1/15/2017                  BBB+/Baa2     10,000,000    10,531,120
     a,c        Xstrata Finance Canada Ltd., 4.95% due 11/15/2021                 BBB+/Baa2      5,000,000     5,370,325
     a,c        Xstrata Finance Canada Ltd., 4.00% due 10/25/2022                 BBB+/Baa2      6,000,000     6,064,860
     a,c        Xstrata Finance Canada Ltd., 2.45% due 10/25/2017                 BBB+/Baa2      4,700,000     4,745,562

                                                                                                             106,843,133
            MEDIA -- 0.45%
              Media -- 0.45%
     a,c        Globo Comunicacao e Participacoes S.A., 4.875% due 4/11/2022       BBB/Baa2      5,000,000     5,437,500
                The Washington Post Co., 7.25% due 2/1/2019                        BBB/Baa1      5,000,000     5,995,335
                Time Warner Cable, Inc., 8.05% due 1/15/2016                       BBB/Baa2        200,000       233,852
                Time Warner Cable, Inc., 7.50% due 4/1/2014                        BBB/Baa2      1,500,000     1,625,331

                                                                                                              13,292,018
            PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.12%
              Biotechnology -- 0.27%
                Biogen Idec, Inc., 6.875% due 3/1/2018                            BBB+/Baa2      3,000,000     3,715,995
                Genzyme Corp., 3.625% due 6/15/2015                                 AA-/A2       3,000,000     3,214,218
                Genzyme Corp., 5.00% due 6/15/2020                                  AA-/A2       1,000,000     1,178,184
              Pharmaceuticals -- 0.85%
                AbbVie, Inc., 1.20% due 11/6/2015                                   A/Baa1       9,650,000     9,714,472
                AbbVie, Inc., 2.00% due 11/6/2018                                   A/Baa1       5,000,000     5,064,625
       c        Teva Pharmaceuticals, 2.40% due 11/10/2016                          A-/A3        4,500,000     4,689,535
       c        Teva Pharmaceuticals, 3.65% due 11/10/2021                          A-/A3        3,500,000     3,745,812

  Inflation  Linked  Trust  Series  Wyeth  2004-21  Trust
                Certificate CPI Floating Rate Note, 3.841% due 2/1/2014             AA/A1        2,000,000     2,050,080

                                                                                                              33,372,921
            REAL ESTATE -- 1.17%
              Real Estate Investment Trusts -- 1.07%
                Alexandria Real Estate Equities, Inc., 4.60% due 4/1/2022         BBB-/Baa2      3,625,000     3,890,999
                Commonwealth REIT (HRPT Properties), 6.25% due 6/15/2017          BBB-/Baa3      4,000,000     4,369,096
     a,c        Goodman Funding Property Ltd., 6.00% due 3/22/2022                 BBB/Baa2     10,285,000    11,523,643
                Ventas Realty LP/Ventas Capital Corp., 4.00% due 4/30/2019         BBB/Baa2      2,000,000     2,149,884
                Washington REIT, 4.95% due 10/1/2020                               BBB/Baa2      9,100,000     9,990,453
              Real Estate Management & Development -- 0.10%
                Jones Lang LaSalle, Inc., 4.40% due 11/15/2022                    BBB-/Baa2      3,000,000     3,064,659

                                                                                                              34,988,734
            RETAILING -- 0.88%
              Multiline Retail -- 0.29%
                Family Dollar Stores, Inc., 5.00% due 2/1/2021                    BBB-/Baa3      8,000,000     8,635,576
              Specialty Retail -- 0.59%
                Best Buy Co., Inc., 7.25% due 7/15/2013                            BB/Baa2       3,000,000     3,037,500
                Best Buy Co., Inc., 3.75% due 3/15/2016                            BB/Baa2       8,000,000     7,480,000
                O'Reilly Automotive, Inc., 4.875% due 1/14/2021                    BBB/Baa3      5,000,000     5,538,090
                Staples, Inc., 9.75% due 1/15/2014                                 BBB/Baa2      1,500,000     1,630,794

                                                                                                              26,321,960
            SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.58%
              Semiconductors & Semiconductor Equipment -- 0.58%
                KLA Tencor Corp., 6.90% due 5/1/2018                               BBB/Baa1     14,314,000    17,194,521

                                                                                                              17,194,521
            SOFTWARE & SERVICES -- 0.99%
              Information Technology Services -- 0.34%
                Computer Sciences Corp., 6.50% due 3/15/2018                       BBB/Baa2      6,075,000     7,086,251
                Electronic Data Systems Corp., 6.00% due 8/1/2013                 BBB+/Baa1      1,000,000     1,025,183
                SAIC, Inc., 4.45% due 12/1/2020                                     A-/A3        2,000,000     2,166,426
              Software -- 0.65%
                BMC Software, Inc., 4.50% due 12/1/2022                           BBB+/Baa2     12,000,000    12,341,604
                BMC Software, Inc., 7.25% due 6/1/2018                            BBB+/Baa2      5,919,000     6,983,212

                                                                                                              29,602,676
            TECHNOLOGY HARDWARE & EQUIPMENT -- 1.31%
              Communications Equipment -- 0.50%
       c        Ericsson LM, 4.125% due 5/15/2022                                  BBB+/A3      14,300,000    14,861,919
              Computers & Peripherals -- 0.16%
                Hewlett-Packard Co., 3.30% due 12/9/2016                          BBB+/Baa1      2,000,000     2,035,778
                Hewlett-Packard Co., 2.60% due 9/15/2017                          BBB+/Baa1      3,000,000     2,922,468
              Electronic Equipment, Instruments & Components -- 0.65%
                Avnet, Inc., 4.875% due 12/1/2022                                 BBB-/Baa3     15,000,000    15,293,490
                Tech Data Corp., 3.75% due 9/21/2017                              BBB-/Baa3      4,000,000     4,103,228

                                                                                                              39,216,883
            TELECOMMUNICATION SERVICES -- 3.62%
              Diversified Telecommunication Services -- 1.75%
       c        France Telecom, 5.375% due 7/8/2019                                 A-/A3       10,000,000    11,720,920
     a,b        Hidden Ridge Facility, 5.65% due 1/1/2022                          NR/Baa1       4,376,519     4,682,876
                Michigan Bell Telephone Co., 7.85% due 1/15/2022                    A-/NR        3,000,000     4,102,116
     a,c        Oi S.A., 5.75% due 2/10/2022                                      BBB-/Baa3      5,000,000     5,212,500
     a,c        Qtel International Finance Ltd., 6.50% due 6/10/2014                 A/A2        1,000,000     1,072,000
     a,c        Qtel International Finance Ltd., 3.375% due 10/14/2016               A/A2          500,000       523,062
                Qwest Corp., 6.75% due 12/1/2021                                  BBB-/Baa3      3,000,000     3,515,901
       c        Telecom Italia Capital SA, 6.175% due 6/18/2014                    BBB/Baa2      3,000,000     3,162,000
       c        Telefonica Emisiones SAU, 6.421% due 6/20/2016                     BBB/Baa2     10,000,000    11,065,000
     a,c        Vivendi SA, 2.40% due 4/10/2015                                    BBB/Baa2      2,000,000     2,039,948
     a,c        Vivendi SA, 3.45% due 1/12/2018                                    BBB/Baa2      5,000,000     5,163,330
              Wireless Telecommunication Services -- 1.87%
       c        America Movil S.A.B. de C.V., 2.375% due 9/8/2016                   A-/A2        2,500,000     2,598,458
       c        America Movil S.A.B. de C.V., 5.00% due 10/16/2019                  A-/A2        5,000,000     5,800,625
       a        Crown Castle Towers LLC, 6.113% due 1/15/2040                       NR/A2        4,395,000     5,293,703
       a        Crown Castle Towers LLC, 5.495% due 1/15/2037                       NR/A2        8,220,000     9,378,124
       a        Richland Towers, 4.606% due 3/15/2041                               NR/NR        2,472,648     2,659,680
       a        SBA Tower Trust, 4.254% due 4/15/2040                               NR/A2       14,225,000    14,944,515
       a        SBA Tower Trust, 5.101% due 4/15/2042                               NR/A2        2,305,000     2,599,053
       a        Unison Ground Lease Funding LLC, 6.392% due 4/15/2040               NR/NR        8,540,000     9,919,919
       a        Unison Ground Lease Funding LLC, 5.349% due 4/15/2040               NR/NR        2,470,000     2,688,513

                                                                                                             108,142,243
            TRANSPORTATION -- 2.02%
              Air Freight & Logistics -- 0.19%
                FedEx Corp., 8.76% due 5/22/2015                                    BBB/A3         457,256       490,407
       a        FedEx Corp., 2.625% due 1/15/2018                                   BBB/A3       5,000,000     5,157,337
              Airlines -- 0.80%
       d        American Airlines Pass-Through Trust, 8.625% due 4/15/2023        BBB-/Baa3      1,880,263     1,950,773
       a        Aviation Capital Group, 6.75% due 4/6/2021                          BB+/NR       3,000,000     3,101,100
       a        Aviation Capital Group, 7.125% due 10/15/2020                       BB+/NR       6,912,000     7,279,373
     a,c        BAA Funding Ltd., 2.50% due 6/25/2017                               A-/NR        5,000,000     5,164,290
     b,c        Iberbond plc, 4.826% due 12/24/2017                                NR/Baa3       5,168,987     5,078,529
                United Airlines,  Inc. Pass-Through  Certificates,  10.40% due
                5/1/2018                                                          BBB+/Baa2      1,271,527     1,463,782
              Road & Rail -- 1.03%
     a,c        Asciano Finance, 5.00% due 4/7/2018                               BBB-/Baa2      2,000,000     2,161,274
     a,c        Asciano Finance, 4.625% due 9/23/2020                             BBB-/Baa2      5,830,000     6,049,400
     a,c        Asciano Finance, 3.125% due 9/23/2015                             BBB-/Baa2      3,000,000     3,072,792
       a        Penske Truck  Leasing Co.,  LP/PTL  Finance  Corp.,  3.75% due
                5/11/2017                                                         BBB-/Baa3      9,970,000    10,432,319
       a        Penske Truck  Leasing Co.,  LP/PTL  Finance  Corp.,  2.50% due
                3/15/2016                                                         BBB-/Baa3      6,000,000     6,016,164
                Ryder System, Inc., 3.50% due 6/1/2017                             BBB/Baa1      2,885,000     3,071,083

                                                                                                              60,488,623
            UTILITIES -- 5.05%
              Electric Utilities -- 3.23%
                Detroit  Edison  Corporate  Senior  Note  Series D,  5.40% due
                8/1/2014                                                             A/A2        2,000,000     2,135,732
     a,c        E.ON International Finance BV, 5.80% due 4/30/2018                  A-/A3        2,000,000     2,426,480
     a,c        Electricite de France SA, 5.50% due 1/26/2014                       A+/Aa3       1,250,000     1,312,779
                Empire District Electric Co., 4.65% due 6/1/2020                   BBB+/A3       3,000,000     3,300,291
     a,c        Enel Finance International S.A., 6.25% due 9/15/2017              BBB+/Baa2      9,500,000    10,561,074
                Entergy Louisiana LLC, 4.80% due 5/1/2021                           A-/A3        4,300,000     4,901,811
                Entergy Louisiana LLC, 3.30% due 12/1/2022                          A-/A3        1,500,000     1,501,740
                Entergy Texas, Inc., 7.125% due 2/1/2019                          BBB+/Baa2      2,000,000     2,512,606
                Entergy Texas, Inc., 3.60% due 6/1/2015                           BBB+/Baa2      3,000,000     3,144,894
       a        Great River Energy Series 2007-A, 5.829% due 7/1/2017              A-/Baa1       2,531,705     2,692,544
                Gulf Power Co., 4.35% due 7/15/2013                                  A/A3          925,000       942,850
     a,c        Iberdrola Finance Ireland Ltd., 3.80% due 9/11/2014                BBB/Baa1      6,000,000     6,162,822
                Idaho Power Corp., 6.025% due 7/15/2018                             A-/A2        1,000,000     1,211,820
       a        Kincaid Generation LLC, 7.33% due 6/15/2020                        BBB-/Ba1      6,953,275     7,906,035
     a,c        Korea East-West Power Co., 2.50% due 7/16/2017                      A+/A1        5,000,000     5,082,605
     a,c        Korea Southern Power Co., 5.375% due 4/18/2013                      A+/A1        1,000,000     1,011,409
                Metropolitan Edison Co., 7.70% due 1/15/2019                      BBB-/Baa2      2,250,000     2,873,029
       a        Midland Cogen Venture, 6.00% due 3/15/2025                         BBB-/NR       7,788,000     8,312,015
       a        Monongahela Power Co., 5.70% due 3/15/2017                        BBB+/Baa1      4,785,000     5,419,065
                MP Environmental, 4.982% due 7/15/2016                             AAA/Aaa       1,493,948     1,541,308
                Public Service Co. of New Mexico, 5.35% due 10/1/2021             BBB-/Baa3      3,000,000     3,297,108
       a        Rochester Gas & Electric, 5.90% due 7/15/2019                        A/A3       11,732,000    13,220,533
       a        Steelriver Transmission Co. LLC, 4.71% due 6/30/2017               NR/Baa2       3,740,595     3,898,597
                Toledo Edison Co., 7.25% due 5/1/2020                              BBB/Baa1      1,000,000     1,271,166
              Gas Utilities -- 0.54%
     a,c        APT Pipelines Ltd., 3.875% due 10/11/2022                          BBB/Baa2     10,500,000    10,456,394
       a        Southern Star Central Gas Pipeline, Inc., 6.00% due 6/1/2016      BBB-/Baa3      5,000,000     5,542,750
              Multi-Utilities -- 1.28%
                Black Hills Corp., 5.875% due 7/15/2020                           BBB-/Baa3      5,000,000     5,853,955
       a        Enogex LLC, 6.875% due 7/15/2014                                  BBB-/Baa3      4,000,000     4,252,188
       a        Enogex LLC, 6.25% due 3/15/2020                                   BBB-/Baa3      3,640,000     4,160,935
     a,c        GDF Suez, 1.625% due 10/10/2017                                      A/A1        3,000,000     2,999,289
       a        Niagara Mohawk Power Corp., 4.881% due 8/15/2019                    A-/A3       10,000,000    11,678,450
                Scana Corp., 4.125% due 2/1/2022                                   BBB/Baa3      2,000,000     2,097,086
     a,c        Taqa Abu Dhabi National Energy Co., 6.60% due 8/1/2013              A-/A3        5,000,000     5,157,500
                Union Electric Co., 4.65% due 10/1/2013                            BBB+/A3       2,000,000     2,048,262

                                                                                                             150,887,122

            TOTAL CORPORATE BONDS (Cost $1,539,997,136)                                                    1,618,732,918

            CONVERTIBLE BONDS -- 1.00%
            DIVERSIFIED FINANCIALS -- 0.83%
              Capital Markets -- 0.83%
                Apollo Investment Corp., 5.75% due 1/15/2016                        BBB/NR       6,275,000     6,494,625
                Fifth Street Finance Corp., 5.375% due 4/1/2016                    BBB-/NR      12,150,000    12,370,219
       a        Prospect Capital Corp., 5.75% due 3/15/2018                         BBB/NR       6,000,000     5,883,750

                                                                                                              24,748,594
            MATERIALS -- 0.17%
              Metals & Mining -- 0.17%
       c        Kinross Gold Corp., 1.75% due 3/15/2028                             NR/NR        5,000,000     4,996,875

                                                                                                               4,996,875

            TOTAL CONVERTIBLE BONDS (Cost $28,809,582)                                                        29,745,469

            MUNICIPAL BONDS -- 5.68%
                American Fork City Utah, 5.07% due 3/1/2013 (Insured: AGM)         AA-/Aa3         120,000       120,712
                American Municipal Power Ohio, Inc., 5.072% due 2/15/2018            A/A1        5,000,000     5,595,750
                Anaheim  California  Public  Financing  Authority,  5.316% due
                9/1/2017 (Insured: Natl Re/FGIC)                                   BBB+/A1       2,205,000     2,220,788
                Anaheim  California  Public  Financing  Authority,  5.486% due
                9/1/2020 (Insured: Natl-Re/FGIC)                                   BBB+/A1       3,270,000     3,442,231
                Brentwood  California   Infrastructure   Financing  Authority,
                6.16% due 10/1/2019                                                 AA-/NR       2,110,000     2,399,851
                California Health Facilities  Financing  Authority,  6.76% due
                2/1/2019                                                            A-/NR        3,905,000     4,487,938
                California  School  Finance  Authority,  5.041%  due  7/1/2020
                (LOC: City National Bank)                                           AA+/NR       4,000,000     4,389,680
                Camden County New Jersey, 5.47% due 7/1/2018                        A+/A2        2,140,000     2,402,150
                Camden County New Jersey, 5.62% due 7/1/2019                        A+/A2        3,025,000     3,402,429
                Carson California Redevelopment Agency, 4.511% due 10/1/2016        A-/NR        5,000,000     5,028,700
                City of  North  Little  Rock  Arkansas,  3.562%  due  7/1/2022
                (Insured: AGM)                                                      AA-/NR       8,185,000     8,186,964
                City of Riverside California, 5.61% due 8/1/2017                   AA-/Aa2       2,000,000     2,285,740
                Cleveland Cuyahoga County Ohio, 6.10% due 5/15/2013                BBB-/NR         200,000       200,466
                Connecticut Housing Finance Authority, 5.071% due 11/15/2019       AAA/Aaa       3,255,000     3,408,701
                Florida State Board of Education, 3.60% due 6/1/2015               AAA/Aa1       3,000,000     3,215,850
                Fort Collins Colorado Electric Utility, 4.92% due 12/1/2020         AA-/NR       2,250,000     2,465,932
                Hanover   Pennsylvania   Area  School   District,   4.47%  due
                3/15/2013 (Insured: AGM)                                           AA-/Aa3       1,385,000     1,395,457
                Illinois  Finance  Authority,  5.629% due  7/1/2016  (Insured:
                Syncora)                                                            AA-/NR       1,425,000     1,498,131
                Irvine Ranch Water District  Joint Powers  Agency,  2.388% due
                3/15/2014                                                           A-/NR       14,725,000    14,756,659
                Los Angeles  California  Department  of  Airports,  5.175% due
                5/15/2017                                                           AA-/A1       4,000,000     4,560,840
                Los Angeles California  Municipal  Improvement  Corp.,  6.165%
                due 11/1/2020                                                       A+/A3       10,000,000    11,566,700
                Los  Angeles   County   California   Public  Works   Financing
                Authority, 5.591% due 8/1/2020                                      AA-/A1       3,000,000     3,340,560
                Louisiana  Public  Facilities  Authority,  5.72% due  7/1/2015
                (Insured: CIFG)                                                    AA-/Aa3       1,390,000     1,388,082
                Maine Finance Authority, 4.55% due 10/1/2014                         A/NR          750,000       774,180
                Menomonee Falls Wisconsin GO, 4.25% due 11/1/2014                   NR/Aa2       3,350,000     3,392,679
     a,b        Midwest Family Housing, 5.168% due 7/1/2016 (Insured: CIFG)        AA-/Baa2        870,000       911,325
                Mississippi  Development  Bank,  5.21% due 7/1/2013  (Insured:
                AGM)                                                                AA-/NR       1,200,000     1,224,216
                New York  City  Transitional  Finance  Authority,  4.075%  due
                11/1/2020                                                          AAA/Aa1       2,500,000     2,810,650
                New York, New York GO, 3.48% due 10/1/2018                          AA/Aa2       3,500,000     3,881,290
                Oakland California Redevelopment Agency, 8.00% due 9/1/2016         A-/NR        4,200,000     4,595,304
                Ohio Housing Financing Agency, 5.20% due 9/1/2014 (GNMA/FNMA)       NR/Aaa         610,000       636,797
                Oklahoma Development Finance Authority, 8.00% due 5/1/2020          NR/NR        8,500,000     8,510,625
                Orleans Parish Louisiana School Board GO, 4.40% due 2/1/2021       AA-/Aa3      10,000,000    10,915,500
                Port St. Lucie Florida, 4.457% due 9/1/2014 (Wyndcrest)             A/Aa3        1,470,000     1,500,664
                Redlands California  Redevelopment Agency, 5.818% due 8/1/2022
                (Insured: AMBAC)                                                    A-/NR        2,250,000     2,340,000
                San Bernardino  County  California  San Sevaine  Redevelopment
                Agency, 7.135% due 9/1/2020                                         BBB/NR       1,840,000     1,929,792
                San  Francisco   California  City  and  County   Redevelopment
                Financing Authority, 8.00% due 8/1/2019                             A/Ba1        6,500,000     7,440,485
                San Jose California Redevelopment Agency, 3.447% due 8/1/2013       A/Ba1        1,000,000     1,008,960
                San Jose California Redevelopment Agency, 4.281% due 8/1/2014       A/Ba1          750,000       774,375
                San Luis Obispo County California, 7.45% due 9/1/2019               AA-/NR       3,950,000     4,809,954
                San  Marcos  California   Redevelopment   Agency,  6.125%  due
                10/1/2018                                                           AA-/NR       5,000,000     5,424,200
                Tampa-Hillsborough  County  Expressway  Authority,  2.22%  due
                7/1/2018 (Electronic Tolling Program)                               A-/A3        2,000,000     1,996,920
                Tampa-Hillsborough  County  Expressway  Authority,  2.49%  due
                7/1/2019 (Electronic Tolling Program)                               A-/A3        2,500,000     2,491,075
                Tampa-Hillsborough  County  Expressway  Authority,  2.84%  due
                7/1/2020 (Electronic Tolling Program)                               A-/A3        1,750,000     1,745,398
                Victor New York, 9.20% due 5/1/2014                                 NR/NR          490,000       501,642
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 3.80% due 9/1/2019                                AA-/NR       3,000,000     3,136,560
                Wallenpaupack  Pennsylvania  Area School  District GO,  (State
                Aid Withholding), 4.00% due 9/1/2020                                AA-/NR       2,750,000     2,879,360
                Wisconsin State Health and Educational  Facilities,  7.08% due
                6/1/2016 (Insured: ACA)                                             NR/NR        1,325,000     1,309,710
                Yuba  California   Levee  Financing   Authority,   6.375%  due
                9/1/2021                                                            AA-/NR       1,000,000     1,079,370

            TOTAL MUNICIPAL BONDS (Cost $159,204,953)                                                        169,781,342

            SHORT TERM INVESTMENTS -- 6.87%
                Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                12/31/2012 due 1/2/2013, repurchase price $89,001,335
                collateralized by 45 U.S. Government debt securities and 1 corporate debt security, having an average coupon of 3.20%, a minimum credit weighting of BBB-, maturity dates from 1/1/2019 to 1/1/2043, and having an aggregate market value of
                $90,679,250 at 12/31/12                                             NR/NR       89,000,000    89,000,000
                Brown-Forman Corp., 0.22% due 1/3/2013                              NR/NR       35,000,000    34,999,572
                Brown-Forman Corp., 0.22% due 1/4/2013                              NR/NR       28,780,000    28,779,472
                Indiana  Finance  Authority,  0.10% due  2/1/2037 put 1/2/2013
                (Stadium  Project;  SPA:  JPMorgan  Chase Bank) (daily  demand
                notes)                                                             AA+/Aa2       8,100,000     8,100,000
                Northern Illinois Gas Co., 0.30% due 1/2/2013                       NR/NR        4,500,000     4,499,963
                Northern Illinois Gas Co., 0.30% due 1/4/2013                       NR/NR       10,000,000     9,999,750
                St. Jude Medical, Inc., 0.22% due 1/3/2013                          NR/NR       21,500,000    21,499,737
                Wisconsin Gas Co., 0.22% due 1/3/2013                               NR/NR        8,500,000     8,499,896

            TOTAL SHORT TERM INVESTMENTS (Cost $205,378,390)                                                 205,378,390

TOTAL INVESTMENTS -- 97.53% (Cost $2,806,086,525)                                                        $ 2,915,514,219

OTHER ASSETS LESS LIABILITIES -- 2.47%                                                                        73,929,448

NET ASSETS -- 100.00%                                                                                    $ 2,989,443,667

Footnote Legend
+ Credit ratings are unaudited. Rating changes may have occurred subsequent to the reporting period end. Bonds issued with a maturity of one year or less are assigned Moody's ratings from MIG-1 to MIG-4 and Standard and Poor's ratings from SP-1+ to SP-3 with MIG-1 and SP-1+ being the strongest ratings.
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the aggregate value of these securities in the Fund's portfolio was $1,156,927,299, representing 38.7% of the Fund's net assets.
b Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d   Bond in default.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ACA        Insured by American Capital Access
AGM        Insured by Assured Guaranty Municipal Corp.
AMBAC      Insured by American Municipal Bond Assurance Corp.
CIFG       CIFG Assurance North America Inc.
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
FCB        Farm Credit Bank
FGIC       Insured by Financial Guaranty Insurance Co.
FNMA       Collateralized by Federal National Mortgage Association
GNMA       Insured by Government National Mortgage Association
GO         General Obligation
LOC        Letter of Credit
Mtg        Mortgage
Natl-Re    Insured by National Public Finance Guarantee Corp.
REIT       Real Estate Investment Trust
REMIC      Real Estate Mortgage Investment Conduit
SBA        Small Business Administration
SPA        Stand-by Purchase Agreement
Syncora    Insured by Syncora Guarantee Inc.
VA         Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS:

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the
Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality,type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.).

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2           Level 3
Assets
Investments in Securities

    U.S. Treasury Securities           $     20,262,260      $  20,262,260      $            --     $           --
    U.S. Government Agencies                160,372,038         20,521,277          130,585,200          9,265,561
    Other Government                         79,814,621                 --           79,814,621                 --
    Mortgage Backed                         285,413,189                 --          285,413,189                 --
    Asset Backed Securities                 346,013,992                 --          342,098,367          3,915,625
    Corporate Bonds                       1,618,732,918                 --        1,597,257,375         21,475,543
    Convertible Bonds                        29,745,469                 --           29,745,469                 --
    Municipal Bonds                         169,781,342                 --          168,870,017            911,325
    Short Term Investments                  205,378,390                 --          205,378,390                 --

Total Investments in Securities        $  2,915,514,219      $  40,783,537      $ 2,839,162,628     $   35,568,054

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2012.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 is as follows:

                                 Asset Backed      Corporate        Municipal       Other
                                  Securities         Bonds            Bonds       Government             Total

Beginning Balance 09/30/2012    $  13,715,411   $  33,987,735    $  1,019,153   $  27,214,342       $  75,936,641
Accrued Discounts/(Premiums)            7,031         (24,918)          7,337          (7,956)            (18,506)
Net Realized Gain/(Loss)               29,629          18,855          18,195             425              67,104
Gross Purchases                            --              --              --         181,549             181,549
Gross Sales                          (191,138)       (400,000)       (150,000)        (82,051)           (823,189)
Change in Unrealized
Appreciation(Depreciation)            417,192         193,871          16,640         (33,248)            594,455
Transfers into Level 3(a)                  --              --              --              --                  --
Transfers out of Level 3(a)       (10,062,500)    (12,300,000)             --     (18,007,500)        (40,370,000)

Ending Balance 12/31/2012(b)    $   3,915,625   $  21,475,543    $    911,325   $   9,265,561       $  35,568,054

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 1.19% of total Net Assets at the period ended December 31, 2012. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

Thornburg Strategic Income Fund                                                       December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value

            COMMON STOCK -- 4.93%
              DIVERSIFIED FINANCIALS -- 0.35%
                Capital Markets -- 0.23%
                 Apollo Investment Corp.                                                  168,060        $   1,404,982
                Diversified Financial Services -- 0.12%
                 KKR Financial Holdings LLC                                                73,000              770,880

                                                                                                             2,175,862
              ENERGY -- 1.47%
                Energy Equipment & Services -- 0.27%
                 Seadrill Ltd.                                                             46,100            1,686,317
                Oil, Gas & Consumable Fuels -- 1.20%
                 Eni S.p.A.                                                                58,500            1,416,162
                 Linn Co. LLC                                                             167,800            6,064,292

                                                                                                             9,166,771
              INSURANCE -- 0.05%
                Insurance -- 0.05%
                 Swiss Re Ltd.                                                              4,400              317,018

                                                                                                               317,018
              REAL ESTATE -- 2.62%
                Real Estate Investment Trusts -- 2.62%
                 Annaly Capital Management, Inc.                                          420,000            5,896,800
                 Capstead Mortgage Corp.                                                  475,627            5,455,442
                 Chimera Investment Corp.                                               1,940,000            5,063,400

                                                                                                            16,415,642
              TELECOMMUNICATION SERVICES -- 0.35%
                Diversified Telecommunication Services -- 0.35%
                 Telstra Corp. Ltd.                                                       483,000            2,191,866

                                                                                                             2,191,866
              UTILITIES -- 0.10%
                Electric Utilities -- 0.06%
                 Enel S.p.A.                                                               87,856              363,900
                Multi-Utilities -- 0.04%
                 E. ON AG                                                                  13,100              243,635

                                                                                                               607,535

            TOTAL COMMON STOCK (Cost $31,660,483)                                                           30,874,694

            PREFERRED STOCK -- 5.30%
              BANKS -- 2.61%
                Commercial Banks -- 2.11%
                 Cobank ACB Pfd, 6.25%                                                     50,000            5,195,000
                 First Niagara Financial Group Pfd, 8.75%                                  23,382              661,009
                 GMAC Capital Trust I Pfd, 8.125%                                         140,000            3,731,000
                 Wintrust Financial Corp. Pfd, 5.00%                                        3,500            3,628,135
                Thrifts & Mortgage Finance -- 0.50%
                 Falcons Funding Trust I Pfd, 8.875%                                        3,000            3,142,500

                                                                                                            16,357,644

              COMMERCIAL & PROFESSIONAL SERVICES -- 0.36%
                Commercial Services & Supplies -- 0.36%
                 Pitney Bowes International Holdings Pfd, 6.125%                            2,500            2,228,281

                                                                                                             2,228,281
              DIVERSIFIED FINANCIALS -- 0.46%
                Consumer Finance -- 0.46%
                 Ally Financial, Inc.Pfd, 8.50%                                           110,165            2,894,035

                                                                                                             2,894,035
              ENERGY -- 0.78%
                Oil, Gas & Consumable Fuels -- 0.78%
       a         Sanchez Energy Corp. Pfd, 4.875%                                         100,000            4,896,710

                                                                                                             4,896,710
              FOOD, BEVERAGE & TOBACCO -- 0.08%
                Food Products -- 0.08%
                 H.J. Heinz Finance Co. Pfd, 8.00%                                              5              523,125

                                                                                                               523,125
              MISCELLANEOUS -- 0.20%
                U.S. Government Agencies -- 0.20%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      1,000            1,245,938

                                                                                                             1,245,938
              REAL ESTATE -- 0.21%
                Real Estate Investment Trusts -- 0.21%
                 Alexandria Real Estate Pfd, 7.00%                                         50,000            1,337,500

                                                                                                             1,337,500
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.27%
                Communications Equipment -- 0.27%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                             2,000            1,659,340

                                                                                                             1,659,340
              UTILITIES -- 0.33%
                Multi-Utilities -- 0.33%
                 Centerpoint Energy, Inc. Pfd, 7.50%                                       50,000            2,056,250

                                                                                                             2,056,250

            TOTAL PREFERRED STOCK (Cost $31,628,651)                                                        33,198,822

            ASSET BACKED SECURITIES -- 12.79%
              ADVANCE RECEIVABLES -- 0.32%
                  AH Mtg Advance Trust, 6.90%, 9/15/2043                           $    2,000,000            1,999,938

                                                                                                             1,999,938
              COMMERCIAL MTG TRUST -- 2.36%
  b               Capital Automotive REIT, Series 2012-1A Class A, 4.70%, 7/15/2042     2,982,638            3,035,449
                  Citigroup Commercial Mtg Trust, Series 2004-HYB2 Class B1,
                  2.943%, 3/25/2034                                                       160,894              103,414
                  Commercial Mtg Pass-Through Certificates, Series 2011-FL1 Class
                  B, 3.639%, 7/17/2028                                                  1,778,228            1,801,280
  a               CVS Pass-Through Trust, 9.35%, 1/10/2023                              4,605,000            5,299,480
                  Motel 6 Trust, Series 2012-MTL6 Class C, 3.139%, 10/5/2025            3,000,000            3,005,012
  a               ORES NPL LLC, Series 2012-LV1 Class A, 4.00%, 9/25/2044               1,480,433            1,490,982

                                                                                                            14,735,617
              OTHER ASSET BACKED -- 3.72%
  b               Aircraft Certificate Owner Trust, Series 2003-1A Class E,
                  7.001%, 9/20/2022                                                     5,980,000            5,980,000
                  Dominos Pizza Master Issuer LLC,  Series 2012-1A Class A2,
                  5.216%, 1/25/2042                                                     1,977,500            2,185,953
                  Fairway Outdoor Funding LLC, Series 2012-1 Class B, 8.835%,
                  10/15/2042                                                            3,000,000            3,075,000
  b               JPR Royalty LLC, 14.00%, 12/1/2020                                    2,000,000            2,000,000
                  MIRAMAX LLC, Series 2011-1A Class A, 6.25%, 10/20/2021                1,371,429            1,442,511
                  MIRAMAX LLC, Series 2011-1A Class B, 10.00%, 10/20/2021               1,933,333            1,971,080
  b               Northwind Holdings LLC, 1.091%, 12/1/2037                             1,250,000            1,118,750
  a               Richland Towers, 7.87%, 3/15/2041                                     2,000,000            2,050,970
  c               Trafigura Securitisation Finance plc, Series 2012-1A Class B,
                  4.209%, 10/15/2015                                                    2,000,000            2,001,984
                  Westgate Resorts, Series 2012-1 Class C, 11.00%, 9/20/2025            1,439,232            1,482,409

                                                                                                            23,308,657
              RESIDENTIAL MTG TRUST -- 5.20%
                  Banc of America Funding Corp., Series 2006-I Class SB1, 2.704%,
                  12/20/2036                                                              925,941              180,820
                  Banc of America Mtg Services, Series 2005-A Class B1, 3.235%,
                  2/25/2035                                                               893,677               65,575
                  Bayview Financial Acquisition Trust, Series 2005-B Class M3,
                  0.89%, 4/28/2039                                                      4,000,000            2,613,800
                  Bayview Financial Asset Trust, Series 2003-SSRACA Class M,
                  2.24%, 10/25/2038                                                       675,240              580,954
                  Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.494%, 8/25/2033       433,538              356,638
                  CIT Mtg Loan Trust, Series 2007-1 Class 2A2, 1.46%, 10/25/2037        5,436,862            5,296,688
                  Countrywide, Series 2005-11 Class AF3, 4.778%, 2/25/2036                762,001              683,290
                  Countrywide, Series 2006-15 Class A6, 5.701%, 10/25/2046                374,515              320,278
                  CS First Boston Mtg Securities Co., Series 2005-CF1 Class M1,
                  0.91%, 3/25/2045                                                      2,750,000            2,484,822
                  FBR Securitization Trust, Series 2005-2 Class M-1, 0.93%,
                  9/25/2035                                                             3,000,000            2,647,871
                  FREMF Mtg Trust, Series 2012-K709 Class C, 3.74%, 4/25/2045           3,046,000            2,959,985
                  FREMF Mtg Trust, Series 2012-KF01 Class B, 2.812%, 10/25/2044         2,000,000            2,038,964
                  JPMorgan Mtg Acquisition Corp., Series 2006-CH1 Class A4, 0.35%,
                  7/25/2036                                                             1,645,000            1,588,138
                  JPMorgan, Series 2007-CH5 Class A2, 0.26%, 5/25/2037                     83,259               83,178
                  Merrill Lynch Mtg Investors Trust, 2.578%, 8/25/2034                    320,506              247,533
                  Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.53%,
                  11/25/2035                                                            1,428,462            1,347,060
                  New Century Home Equity Loan Trust, 0.64%, 6/25/2035                  2,000,000            1,826,097
                  Park Place Securities, Inc., Series 2004- MHQ1 Class M2, 0.96%,
                  12/25/2034                                                            2,250,000            2,048,423
                  Residential Asset Securities Corp., 0.36%, 6/25/2036                  1,508,636            1,481,500
                  Structured Asset Investment Loan Trust, 1.17%, 8/25/2033              1,828,512            1,692,664
                  Structured Asset Securities Corp., Series 2004-20 Class 7A1,
                  5.25%, 11/25/2034                                                     1,866,262            1,976,444
                  Wells Fargo Asset Securities Corp., Series 2005-AR1 Class B1,
                  2.618%, 2/25/2035                                                       354,543               31,266
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.618%, 3/25/2035                                                       300,304               18,968

                                                                                                            32,570,956
              STUDENT LOAN -- 1.19%
                  Access Group, Inc., Series 2005-A Class A3, 0.715%, 7/25/2034         4,000,000            2,895,609
                  SLM Student Loan Trust, Series 2004-B Class A3, 0.638%, 3/15/2024     2,000,000            1,700,460
                  SLM Student Loan Trust, Series 2006-A Class A4, 0.498%,
                  12/15/2023                                                            3,000,000            2,863,285

                                                                                                             7,459,354

            TOTAL ASSET BACKED SECURITIES (Cost $78,763,148)                                                80,074,522

            CORPORATE BONDS -- 47.72%
              BANKS -- 3.85%
                Commercial Banks -- 3.29%
  a,c             Akbank TAS, 3.875%, 10/24/2017                                        1,500,000            1,542,480
  a,c             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   1,000,000              999,000
  a,c             Banco Pine SA, 8.75%, 1/6/2017                                        2,000,000            2,070,000
  a,c             Credit Agricole London, 1.769%, 1/21/2014                             1,688,000            1,702,093
  a               Emigrant Bancorp, 6.25%, 6/15/2014                                    5,000,000            4,761,060
  a,c,d,e         Islandsbanki, 4.41%, 10/15/2008                                          60,000               16,350
  a,c,d,e         Landsbanki Islands HF, 5.73%, 8/25/2049                                 175,000               10,500
                  National City Bank Floating Rate Note, 0.681%, 6/7/2017               1,000,000              977,170
  a               PNC Preferred Funding Trust III Floating Rate Note, 8.70%,
                  12/31/2049                                                              500,000              504,040
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           1,500,000            1,548,299
  c               Royal Bank of Scotland Group plc, 6.125%, 12/15/2022                  2,000,000            2,110,964
  c               Royal Bank of Scotland plc, 9.50%, 3/16/2022                          2,000,000            2,352,758
  a               Webster Bank, 5.875%, 1/15/2013                                       2,000,000            2,001,612
                Thrifts & Mortgage Finance -- 0.56%
  a,c             Northern Rock Asset Management plc, 5.625%, 6/22/2017                 3,000,000            3,485,817

                                                                                                            24,082,143
              CAPITAL GOODS -- 4.64%
                Construction & Engineering -- 0.95%
  a,c             Ausdrill Finance Pty Ltd., 6.875%, 11/1/2019                          6,000,000            5,940,000
                Industrial Conglomerates -- 1.46%
                  General Electric Capital Corp., 0.449%, 6/20/2014                     1,000,000              995,451
  a,c             Hutchison Whampoa International (10) Ltd., 6.00%, 12/31/2049          2,000,000            2,120,000
  a               Nesco LLC/Holdings Corp., 11.75%, 4/15/2017                           1,250,000            1,343,750
                  Otter Tail Corp., 9.00%, 12/15/2016                                   4,000,000            4,680,000
                Machinery -- 0.17%
                  Case New Holland, Inc., 7.75%, 9/1/2013                               1,000,000            1,040,000
                Trading Companies & Distributors -- 2.06%
                  Air Lease Corp., 7.375%, 1/30/2019                                    3,000,000            3,120,000
  a               Aviation Capital Group, 7.125%, 10/15/2020                            1,881,000            1,980,975
  a               Aviation Capital Group, 6.75%, 4/6/2021                               2,500,000            2,584,250
  a               International Lease Finance Corp., 6.50%, 9/1/2014                    2,000,000            2,135,000
                  International Lease Finance Corp., 4.875%, 4/1/2015                   3,000,000            3,105,240

                                                                                                            29,044,666
              CONSUMER SERVICES -- 1.19%
                Diversified Consumer Services -- 0.25%
  a               Laureate Education, Inc., 9.25%, 9/1/2019                             1,500,000            1,567,500
                Hotels, Restaurants & Leisure -- 0.94%
  a               Ruby Tuesday, Inc., 7.625%, 5/15/2020                                 5,000,000            4,775,000
  a               Sizzling Platter LLC, 12.25%, 4/15/2016                               1,100,000            1,137,125

                                                                                                             7,479,625
              DIVERSIFIED FINANCIALS -- 4.36%
                Capital Markets -- 1.90%
  a,c             Macquarie Bank Ltd., 5.00%, 2/22/2017                                 2,000,000            2,187,400
  a,c             Macquarie Group Ltd., 7.30%, 8/1/2014                                 1,000,000            1,078,713
  c               Man Group plc, 1.96%, 9/22/2015                                       5,000,000            4,200,720
  a               Nationstar Mtg LLC/Nationstar Capital Corp., 9.625%, 5/1/2019         3,000,000            3,375,000
                  Oppenheimer Holdings, Inc., 8.75%, 4/15/2018                          1,000,000            1,040,000
                Consumer Finance -- 1.07%
  a,b,c           DFS Funding Corp., 1.133%, 6/15/2015                                  1,000,000              960,000
                  SLM Corp., 6.25%, 1/25/2016                                           1,000,000            1,087,500
                  SLM Corp., 6.00%, 1/25/2017                                           2,000,000            2,165,000
                  TMX Finance LLC, 13.25%, 7/15/2015                                    1,000,000            1,110,000
                  TMX Finance LLC, 13.25%, 7/15/2015                                    1,250,000            1,387,500
                Diversified Financial Services -- 1.39%
  a,c             CFG Holdings Ltd./CFG Finance LLC, 11.50%, 11/15/2019                 3,000,000            3,000,000
  a               Citicorp, 8.04%, 12/15/2019                                             250,000              305,886
                  Citigroup, Inc., 5.00%, 9/15/2014                                       750,000              789,066
  b               Counts, Series 1998 II-A, 6.67%, 2/15/2018                              165,809              161,001
  c               Korea Development Bank, 5.30%, 1/17/2013                                200,000              200,320
                  Merrill Lynch & Co., 0.863%, 5/2/2017                                 2,500,000            2,341,438
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          2,000,000            1,895,000

                                                                                                            27,284,544
              ENERGY -- 7.57%
                Energy Equipment & Services -- 1.81%
  c               Floatel International Ltd., 8.00%, 10/11/2017                         4,500,000            4,545,000
  a,c             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                          2,250,000            2,531,250
  a,c             Schahin II Finance Co. SPV, 5.875%, 9/25/2023                         4,000,000            4,270,000
                Oil, Gas & Consumable Fuels -- 5.76%
  a               Aurora USA Oil & Gas, Inc., 9.875%, 2/15/2017                         3,000,000            3,210,000
                  Black Elk Energy Offshore Operations LLC, 13.75%, 12/1/2015           2,000,000            1,910,000
  a               DCP Midstream LLC, 9.75%, 3/15/2019                                     500,000              661,412
  a               Endeavour International, 12.00%, 3/1/2018                               900,000              940,500
                  Energy Transfer Partners LP, 8.50%, 4/15/2014                           500,000              543,691
                  Energy Transfer Partners LP, 9.70%, 3/15/2019                         1,500,000            2,020,531
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                   1,400,000            1,603,000
                  EP Energy LLC/ Everest Acquisition Finance, Inc., 6.875%,
                  5/1/2019                                                              1,000,000            1,085,000
  a,c             Gaz Capital SA, 7.51%, 7/31/2013                                      1,000,000            1,032,000
  a               Green Field Energy Services, 13.25%, 11/15/2016                       2,000,000            2,000,000
  a               Green Field Energy Services, 13.25%, 11/15/2016                          48,000               48,000
  a               Linc U.S.A/Linc Energy Finance, 12.50%, 10/31/2017                    3,000,000            2,970,000
  a               Maritimes & Northeast Pipeline LLC, 7.50%, 5/31/2014                    858,000              902,359
                  NFR Energy LLC, 9.75%, 2/15/2017                                      1,000,000              962,500
  a,c             Origin Energy Finance Ltd., 5.45%, 10/14/2021                         1,000,000            1,132,844
  a,c             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      1,000,000            1,329,000
  c               Petrobras International Finance Co., 2.875%, 2/6/2015                 1,000,000            1,026,095
                  Plains All American Pipeline LP, 8.75%, 5/1/2019                      1,000,000            1,360,412
  a,c             QGOG Atlantic/Alaskan Rigs Ltd., 5.25%, 7/30/2019                     1,646,000            1,732,415
                  Raam Global Energy Co., 12.50%, 10/1/2015                             2,000,000            2,060,000
  a               Rockies Express Pipeline, 6.85%, 7/15/2018                            2,000,000            2,090,000
  a               Rockies Express Pipeline LLC, 3.90%, 4/15/2015                        2,000,000            1,990,000
  a               Southern Star Central Gas Pipeline, Inc., 6.00%, 6/1/2016             2,000,000            2,217,100
                  Tennessee Gas Pipeline Co., 8.00%, 2/1/2016                           1,000,000            1,189,244

                                                                                                            47,362,353
              FOOD, BEVERAGE & TOBACCO -- 1.34%
                Food Products -- 1.14%
  a,c             BRF-Brasil Foods S.A., 5.875%, 6/6/2022                               2,000,000            2,205,000
                  Bunge Ltd. Finance Co., 5.10%, 7/15/2015                                321,000              347,523
  a               Harmony Foods Corp., 10.00%, 5/1/2016                                 2,000,000            2,155,000
  a,c             Minerva Luxembourg SA, 12.25%, 2/10/2022                              2,000,000            2,395,000
                Tobacco -- 0.20%
                  Lorillard Tobacco Co., 8.125%, 6/23/2019                              1,000,000            1,276,028

                                                                                                             8,378,551
              HEALTH CARE EQUIPMENT & SERVICES -- 1.33%
                Health Care Providers & Services -- 0.73%
                  Aurora Diagnostics Holdings LLC, 10.75%, 1/15/2018                    1,000,000              880,000
  a               Prospect Medical Holdings, Inc., 8.375%, 5/1/2019                     3,500,000            3,683,750
                Health Care Technology -- 0.60%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                              3,500,000            3,758,125

                                                                                                             8,321,875
              INSURANCE -- 3.33%
                Insurance -- 3.33%
  a               Forethought Financial Group, 8.625%, 4/15/2021                        1,330,000            1,608,700
  a,c             Lancashire Holdings Ltd., 5.70%, 10/1/2022                            4,000,000            3,976,240
  a               National Life Insurance of Vermont, 10.50%, 9/15/2039                 1,000,000            1,392,787
  a,c             Oil Casualty Insurance, 8.00%, 9/15/2034                              1,934,000            2,266,165
  a               Oil Insurance Ltd., 3.293%, 12/31/2049                                1,000,000              886,200
  a               Prudential Holdings LLC, 8.695%, 12/18/2023                             585,000              766,233
  a,c             QBE Insurance Group Ltd., 9.75%, 3/14/2014                              780,000              838,020
  a,c,f           QBE Insurance Group Ltd., 5.647%, 7/1/2023                            3,500,000            3,479,693
  a,c             White Mountains Re Group Ltd., 7.506%, 12/31/2049                     2,500,000            2,579,950
                  Willis North America, Inc., 7.00%, 9/29/2019                          1,286,000            1,515,507
  a               ZFS Finance USA Trust II, 6.45%, 12/15/2065                           1,460,000            1,562,200

                                                                                                            20,871,695
              MATERIALS -- 2.50%
                Chemicals -- 0.17%
  a,c             Mexichem S.A.B. de C.V., 4.875%, 9/19/2022                            1,000,000            1,077,500
                Metals & Mining -- 2.24%
  c               ArcelorMittal, 10.35%, 6/1/2019                                       1,000,000            1,199,371
  a,c             FMG Resources, 8.25%, 11/1/2019                                       2,000,000            2,130,000
  a,c             IAMGOLD Corp., 6.75%, 10/1/2020                                       5,000,000            4,875,000
  a               Molycorp, Inc., 10.00%, 6/1/2020                                      3,000,000            2,790,000
  a,c             Posco, 8.75%, 3/26/2014                                                 500,000              543,622
  c               Rio Tinto Alcan, Inc., 5.00%, 6/1/2015                                   50,000               54,651
  c               Thompson Creek Metals Co., 12.50%, 5/1/2019                           2,000,000            1,930,000
  c               Thompson Creek Metals Co., 9.75%, 12/1/2017                             500,000              530,000
                Miscellaneous -- 0.09%
  a,c             Anglo American Capital, 9.375%, 4/8/2014                                500,000              549,660

                                                                                                            15,679,804
              MEDIA -- 0.34%
                Media -- 0.34%
                  Friendfinder Networks, Inc., 14.00%, 9/30/2013                          523,741              456,964
  a,c             Mood Media Corp., 9.25%, 10/15/2020                                   1,000,000            1,053,750
                  Washington Post Co., 7.25%, 2/1/2019                                    500,000              599,534

                                                                                                             2,110,248
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 1.40%
                Biotechnology -- 0.48%
  a,b,g           Ironwood Pharmaceuticals, Inc., 11.00%, 6/15/2024                    3,000,000            3,000,000
                Life Sciences Tools & Services -- 0.43%
  a               BPA Laboratories, Inc., 12.25%, 4/1/2017                              3,000,000            2,707,500
                Pharmaceuticals -- 0.49%
  a,b             Alvogen Pharma U.S., Inc., 10.50%, 3/15/2019                          3,000,000            3,030,000

                                                                                                             8,737,500
              REAL ESTATE -- 0.54%
                Real Estate Investment Trusts -- 0.54%
  a,c             Goodman Funding Property Ltd., 6.00%, 3/22/2022                       3,000,000            3,361,296

                                                                                                             3,361,296
              RETAILING -- 1.10%
                Multiline Retail -- 0.17%
  a,c             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,000,000            1,065,000
                Specialty Retail -- 0.93%
  a               Penske Auto Group, Inc., 5.75%, 10/1/2022                             1,000,000            1,030,000
  a               Radio Systems Corp., 8.375%, 11/1/2019                                2,000,000            2,085,000
  a               Sonic Automotive, Inc., 7.00%, 7/15/2022                              2,500,000            2,737,500

                                                                                                             6,917,500
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.66%
                Semiconductors & Semiconductor Equipment -- 0.66%
  a               Advanced Micro Devices, Inc., 7.50%, 8/15/2022                        3,550,000            2,919,875
                  KLA Tencor Corp., 6.90%, 5/1/2018                                     1,000,000            1,201,238

                                                                                                             4,121,113
              SOFTWARE & SERVICES -- 1.17%
                Internet Software & Services -- 0.53%
  a,c             EAccess Ltd., 8.25%, 4/1/2018                                         2,955,000            3,309,600
                Software -- 0.64%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             1,000,000              905,000
                  BMC Software, Inc., 4.50%, 12/1/2022                                  3,000,000            3,085,401

                                                                                                             7,300,001
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.17%
                Electronic Equipment, Instruments & Components -- 0.17%
                  Avnet, Inc., 5.875%, 6/15/2020                                        1,000,000            1,089,757

                                                                                                             1,089,757
              TELECOMMUNICATION SERVICES -- 3.08%
                Diversified Telecommunication Services -- 2.11%
                  Centurylink, Inc., 6.45%, 6/15/2021                                   2,000,000            2,209,998
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       1,000,000            1,152,500
  a               Level 3 Communications, Inc., 8.875%, 6/1/2019                        1,000,000            1,065,000
                  Level 3 Financing, Inc., 4.469%, 2/15/2015                            1,000,000              998,800
                  Qwest Corp., 6.75%, 12/1/2021                                         2,000,000            2,343,934
  c               Telefonica Emisiones SAU, 6.421%, 6/20/2016                           1,000,000            1,106,500
  c               Telefonica Emisiones SAU, 6.221%, 7/3/2017                            2,000,000            2,225,000
  c               Telefonica Emisiones SAU, 5.134%, 4/27/2020                           1,000,000            1,051,250
  c               Telefonica Emisiones SAU, 3.992%, 2/16/2016                           1,000,000            1,040,500
                Wireless Telecommunication Services -- 0.97%
  a,c             Digicel SA, 12.00%, 4/1/2014                                            500,000              543,750
  a,c             VimpelCom (UBS SA), 8.25%, 5/23/2016                                    500,000              564,400
  a,c             VimpelCom Holdings BV, 7.504%, 3/1/2022                               2,000,000            2,292,500
  a               WCP Wireless Site Fund, 6.829%, 11/15/2040                            2,500,000            2,706,390

                                                                                                            19,300,522
              TRANSPORTATION -- 3.29%
                Air Freight & Logistics -- 0.03%
  a               SPL Logistics Escrow LLC, 8.875%, 8/1/2020                              200,000              212,000
                Airlines -- 2.84%
  a,c             Air Canada, 9.25%, 8/1/2015                                           2,000,000            2,090,000
  d,e             American Airlines, Inc., 10.50%, 10/15/2047                           2,000,000            2,250,000
                  Continental Airlines, 6.90%, 7/2/2018                                 1,043,370            1,059,020
                  Continental Airlines, 7.02%, 11/1/2018                                  838,866              851,449
  a               JetBlue Pass-Through Trust, 3.234%, 1/2/2014                          5,000,000            4,887,500
                  United Airlines, Inc., 10.40%, 5/1/2018                               1,271,527            1,463,782
                  US Airways, 7.076%, 9/20/2022                                           961,654            1,000,120
                  US Airways, 6.25%, 10/22/2024                                         1,806,327            1,955,348
                  US Airways, 5.90%, 4/1/2026                                           2,000,000            2,180,000
                Marine -- 0.09%
  a               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                     881,138              569,735
                Road & Rail -- 0.33%
  a               J.B. Poindexter & Co., Inc., 9.00%, 4/1/2022                          2,000,000            2,067,500

                                                                                                            20,586,454
              UTILITIES -- 5.86%
                Electric Utilities -- 2.77%
                  Alabama Power Capital Trust V, 3.46%, 10/1/2042                         700,000              697,375
  a,c             Dubai Electricity & Water, 6.375%, 10/21/2016                         1,000,000            1,105,000
  a               Duquesne Light Holdings, 6.40%, 9/15/2020                             2,000,000            2,419,028
  a,c             Enel Finance International S.A., 6.25%, 9/15/2017                     1,500,000            1,667,538
                  Metropolitan Edison, 7.70%, 1/15/2019                                   250,000              319,226
                  PNM Resources, Inc., 9.25%, 5/15/2015                                 3,070,000            3,503,637
                  Public Service Co. of New Mexico, 7.95%, 5/15/2018                    1,325,000            1,609,974
                  Puget Energy, Inc., 5.625%, 7/15/2022                                 2,500,000            2,692,698
                  Puget Energy, Inc., 6.50%, 12/15/2020                                 2,000,000            2,253,420
  a               Taqa Abu Dhabi National Energy Co., 6.60%, 8/1/2013                   1,000,000            1,031,500
                Gas Utilities -- 0.49%
  a               Source Gas LLC., 5.90%, 4/1/2017                                      1,250,000            1,348,576
                  Southern Union Co., 3.33%, 11/1/2066                                  2,000,000            1,712,500
                Independent Power Producers & Energy Traders -- 1.44%
  c               Atlantic Power Corp. Co., 9.00%, 11/15/2018                           2,000,000            2,090,000
  a,c             Inkia Energy Ltd., 8.375%, 4/4/2021                                   2,000,000            2,235,000
                  Ipalco Enterprises, Inc., 5.00%, 5/1/2018                             2,500,000            2,618,750
  a               Midland Cogen Venture, 6.00%, 3/15/2025                               1,947,000            2,078,004
                Multi-Utilities -- 1.16%
                  Black Hills Corp., 9.00%, 5/15/2014                                     500,000              550,517
                  CMS Energy Corp., 8.75%, 6/15/2019                                    2,000,000            2,602,038
  a               Enogex LLC, 6.875%, 7/15/2014                                         1,000,000            1,063,047
                  NiSource Finance Corp., 6.40%, 3/15/2018                              1,130,000            1,362,196
                  Sempra Energy, 9.80%, 2/15/2019                                         250,000              350,033
  a               Texas-New Mexico Power Co., 9.50%, 4/1/2019                           1,000,000            1,340,767

                                                                                                            36,650,824

            TOTAL CORPORATE BONDS (Cost $277,338,643)                                                      298,680,471

            CONVERTIBLE BONDS -- 4.51%
              DIVERSIFIED FINANCIALS -- 2.30%
                Capital Markets -- 2.30%
                  Apollo Investment Corp., 5.75%, 1/15/2016                               725,000              750,375
                  Fifth Street Finance Corp., 5.375%, 4/1/2016                          4,650,000            4,734,281
                  Hercules Technology Growth Capital, Inc., 6.00%, 4/15/2016            1,000,000            1,033,125
  a               Prospect Capital Corp., 5.375%, 10/15/2017                            2,000,000            2,022,500
  a               Prospect Capital Corp., 5.75%, 3/15/2018                              1,000,000              980,625
  a               Technology Investment CA, 7.50%, 11/1/2017                            5,000,000            4,893,750

                                                                                                            14,414,656
              ENERGY -- 0.30%
                Oil, Gas & Consumable Fuels -- 0.30%
                  SunPower Corp., 4.75%, 4/15/2014                                      2,000,000            1,885,000

                                                                                                             1,885,000
              FOOD, BEVERAGE & TOBACCO -- 0.20%
                Beverages -- 0.20%
                  Central European Distribution Corp., 3.00%, 3/15/2013                 2,500,000            1,275,000

                                                                                                             1,275,000
              HEALTH CARE EQUIPMENT & SERVICES -- 0.48%
                Health Care Equipment & Supplies -- 0.48%
                  Hologic, Inc., 2.00%, 12/15/2037                                      3,000,000            2,990,625

                                                                                                             2,990,625
              MATERIALS -- 0.72%
                Construction Materials -- 0.26%
  c               CEMEX SAB de CV, 4.875%, 3/15/2015                                    1,500,000            1,635,000
                Metals & Mining -- 0.46%
  a,c             Jaguar Mining, Inc., 4.50%, 11/1/2014                                 2,000,000              890,000
  c               Kinross Gold Corp., 1.75%, 3/15/2028                                  2,000,000            1,998,750

                                                                                                             4,523,750
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.29%
                Semiconductors & Semiconductor Equipment -- 0.29%
  c               Trina Solar Ltd., 4.00%, 7/15/2013                                    2,000,000            1,810,000

                                                                                                             1,810,000
              TELECOMMUNICATION SERVICES -- 0.22%
                Diversified Telecommunication Services -- 0.22%
  a               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018             2,000,000            1,340,000

                                                                                                             1,340,000

            TOTAL CONVERTIBLE BONDS (Cost $30,115,710)                                                      28,239,031

            WARRANTS -- 0.01%
  e              Green Field Energy Services                                                2,000               62,000

            TOTAL WARRANTS (Cost $78,418)                                                                       62,000

            MUNICIPAL BONDS -- 2.07%
                  California Health Facilities Financing Authority (Developmental
                  Disabilities), 7.875%, 2/1/2026                                  $    1,940,000            2,304,177
                  Los Angeles California Municipal Improvement Corp. (Build
                  America Bonds), 6.165%, 11/1/2020                                     1,885,000            2,180,323
  a,b             Midwest Family Housing, 5.168%, 7/1/2016                                560,000              586,600
                  Oakland California Redevelopment Agency, 8.00%, 9/1/2016              1,000,000            1,094,120
                  Ohio State Solid Waste (Republic Services Project) AMT, 4.25%,
                  4/1/2033                                                                900,000              928,674
                  Oklahoma Development Finance Authority, 8.00%, 5/1/2020               1,500,000            1,501,875
                  San Bernardino County California Redevelopment Agency (San
                  Sevaine), 8.45%, 9/1/2030                                             2,000,000            2,125,680
                  San Marcos California Redevelopment Agency, 6.125%, 10/1/2018         1,000,000            1,084,840
                  Texas State Public Finance Authority Charter School Finance
                  Corp. (ED-New Frontiers), 8.75%, 8/15/2027                              750,000              772,492
                  Wisconsin State Health & Educational Facilities (Richland
                  Hospital), 7.08%, 6/1/2016                                              370,000              365,730

            TOTAL MUNICIPAL BONDS (Cost $11,648,547)                                                        12,944,511

            U.S. TREASURY SECURITIES -- 0.33%
                  U.S. Treasury, 2.25%, 1/31/2015                                       2,000,000            2,081,922

            TOTAL U.S. TREASURY SECURITIES (Cost $1,996,372)                                                 2,081,922

            U.S. GOVERNMENT AGENCIES -- 0.22%
  a               Agribank FCB, 9.125%, 7/15/2019                                       1,000,000            1,356,175

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $1,037,647)                                                 1,356,175

            OTHER GOVERNMENT -- 0.35%
  a,c             Republic of Iceland, 4.875%, 6/16/2016                                1,000,000            1,050,658
  a,c             Republic of Iceland, 5.875%, 5/11/2022                                1,000,000            1,116,450

            TOTAL OTHER GOVERNMENT (Cost $1,987,447)                                                         2,167,108

            MORTGAGE BACKED 0.00%
                  Federal National Mtg Assoc., CMO Series 1994-37 Class L, 6.50%,
                  3/25/2024                                                                 7,137                7,997

            TOTAL MORTGAGE BACKED (Cost $7,162)                                                                  7,997

            FOREIGN BONDS -- 8.61%
              BANKS -- 0.70%
                Commercial Banks -- 0.70%
                  LBG Capital No.2 plc (GBP), 16.125%, 12/10/2024                       1,050,000            2,418,814
                  NRW Bank (NOK), 3.50%, 5/21/2013                                      5,000,000              906,362
                  Royal Bank of Scotland Group plc (CAD), 5.875%, 5/12/2016             1,000,000            1,055,585

                                                                                                             4,380,761
              CONSUMER SERVICES -- 0.58%
                Hotels, Restaurants & Leisure -- 0.58%
  a               Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016                 7,000,000            3,634,188

                                                                                                             3,634,188
              DIVERSIFIED FINANCIALS -- 2.05%
                Capital Markets -- 0.33%
                  Morgan Stanley (AUD), 3.51%, 3/1/2013                                 1,000,000            1,038,044
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                2,000,000            1,057,387
                Consumer Finance -- 0.78%
  a               Cash Store Financial (CAD), 11.50%, 1/31/2017                         1,750,000            1,303,483
  a               Lowell Group Financing plc (GBP), 10.75%, 4/1/2019                    2,000,000            3,573,790
                Diversified Financial Services -- 0.94%
                  KFW (BRL), 5.375%, 9/14/2015                                         12,000,000            5,857,876

                                                                                                            12,830,580
              FOOD & STAPLES RETAILING -- 0.22%
                Food & Staples Retailing -- 0.22%
                  Wesfarmers Ltd. (AUD), 5.71%, 9/11/2014                               1,300,000            1,375,025

                                                                                                             1,375,025
              FOOD, BEVERAGE & TOBACCO -- 0.34%
                Beverages -- 0.34%
                  Ambev International Finance Co., Ltd. (BRL), 9.50%, 7/24/2017         2,000,000            1,115,995
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                         2,000,000            1,040,293

                                                                                                             2,156,288
              INSURANCE -- 0.31%
                Insurance -- 0.31%
                  ELM BV (AUD), 7.635%, 12/31/2049                                      1,000,000            1,021,253
                  ELM BV (AUD), 4.455%, 12/31/2049                                      1,000,000              906,279

                                                                                                             1,927,532
              MATERIALS -- 0.34%
                Construction Materials -- 0.34%
                  CEMEX Finance LLC (EUR), 9.625%, 12/14/2017                           1,500,000            2,138,320

                                                                                                             2,138,320
              MEDIA -- 0.40%
                Media -- 0.40%
  a               Corus Entertainment (CAD), 7.25%, 2/10/2017                           1,000,000            1,051,573
                  CET 21 SPOL S.R.O. (EUR), 9.00%, 11/1/2017                            1,000,000            1,438,747

                                                                                                             2,490,320
              MISCELLANEOUS -- 1.40%
                Miscellaneous -- 1.40%
                  BK Nederlandse Gemeenten N.V. (NOK), 4.00%, 5/15/2015                 5,000,000              934,026
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2016                 6,120,000            3,683,956
                  International Bank for Reconstruction and Development (BRL),
                  9.00%, 4/28/2014                                                      1,000,000              509,109
  b               International Finance Corp. (KRW), 1.75%, 8/23/2013               1,450,000,000            1,348,859
                  Kommunalbanken AS (NOK), 4.00%, 1/26/2015                             5,000,000              936,778
                  New South Wales Treasury Corp. (AUD), 4.151%, 11/20/2020              1,000,000            1,345,748

                                                                                                             8,758,476
              SOFTWARE & SERVICES -- 0.59%
                Internet Software & Services -- 0.59%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  2,500,000            3,695,862

                                                                                                             3,695,862
              TRANSPORTATION -- 1.19%
                Air Freight & Logistics -- 0.25%
                  Livingston International (CAD), 10.125%, 11/9/2015                    1,500,000            1,538,107
                Airlines -- 0.94%
  b               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           4,749,686            5,893,190

                                                                                                             7,431,297
              UTILITIES -- 0.49%
                Independent Power Producers & Energy Traders -- 0.49%
  a,b             Algonquin Power Co. (CAD), 4.82%, 2/15/2021                           3,000,000            3,045,541

                                                                                                             3,045,541

            TOTAL FOREIGN BONDS (Cost $50,931,455)                                                          53,864,190

            OTHER SECURITIES -- 3.96%
                Loan Participations -- 3.96%
                  Baker & Taylor Acquisitions, 12.00%, 9/19/2016                        5,000,000            4,775,000
                  Insight Global, Inc., 6.00%, 10/26/2019                               6,000,000            6,045,000
                  Lonestar Intermediate Super Holdings, 11.00%, 8/7/2019                2,000,000            2,120,000
                  North American Breweries, 5.00%, 11/20/2018                           4,000,000            4,000,000
  a,b             Private Restaurants Properties, Inc., 9.00%, 3/1/2017                 2,981,094            2,981,094
                  Sorenson Communications, Inc., 1.00%, 8/16/2013                       2,000,000            1,958,760
                  Veyance Technologies, Inc., 6.063%, 7/31/2015                         3,000,000            2,895,000

            TOTAL OTHER SECURITIES (Cost $24,431,223)                                                       24,774,854

            SHORT TERM INVESTMENTS -- 8.31%
                  Arizona Public Service Co., 0.33%, 1/2/2013                          22,000,000           21,999,798
                  Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                  12/31/2012, due 1/2/2012, repurchase price $18,000,270
                  collateralized by 4 corporate debt securities having an average coupon of 3.4375%, a minimum credit rating of BBB-, maturity dates from  2/8/2015 to 5/1/2042 and having an aggregate
                  market value of $19,331,018 at 12/31/2012                            18,000,000           18,000,000
                  DCP Midstream LLC, 0.30%, 1/2/2013                                   12,000,000           11,999,900

            TOTAL SHORT TERM INVESTMENTS (Cost $51,999,698)                                                 51,999,698

TOTAL INVESTMENTS -- 99.12% (Cost $593,625,114)                                                        $   620,325,995

OTHER ASSETS LESS LIABILITIES -- 0.88%                                                                       5,521,790

NET ASSETS -- 100.00%                                                                                  $   625,847,785

Footnote Legend
a Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the aggregate value of these securities in the Fund's portfolio was $223,552,476, representing 35.72% of the Fund's net assets.
b Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
c Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
d   Bond in default.
e   Non-income producing.
f   Segregated as collateral for a when-issued security.
g   When-issued security.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ARM        Adjustable Rate Mortgage
AMT        Alternative Minimum Tax
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
EUR        Denominated in Euros
FCB        Farm Credit Bank
GBP        Great Britain Pound
KRW        Denominated in Korean Won
Mtg        Mortgage
NOK        Denominated in Norwegian Krone
Pfd        Preferred Stock
REIT       Real Estate Investment Trust

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                           Contract        Contract           Value         Unrealized      Unrealized
Contract Description          Buy/Sell      Amount        Value Date           USD         Appreciation    Depreciation

Euro                            Sell      2,718,000       02/21/2013        3,589,149      $         --    $    (71,758)
Euro                            Sell      3,530,900       02/21/2013        4,662,593                --        (291,056)

Total                                                                                      $         --    $   (362,814)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The quarterly average values of open sell currency contracts for the period ended December 31, 2012 was $6,130,232. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts within the period ended December 31, 2012. Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date.

Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total               Level 1              Level 2           Level 3(b)
Assets
Investments in Securities*

    Common Stock                       $   30,874,694        $  30,874,694      $            --     $            --
    Preferred Stock(a)                     33,198,822           13,911,018           19,287,804                  --
    Asset Backed Securities                80,074,522                   --           67,940,323          12,134,199
    Corporate Bonds                       298,680,471                   --          291,529,470           7,151,001
    Convertible Bonds                      28,239,031                   --           28,239,031                  --
    Warrants                                   62,000               62,000                   --                  --
    Municipal Bonds                        12,944,511                   --           12,357,911             586,600
    U.S. Treasury Securities                2,081,922            2,081,922                   --                  --
    U.S. Government Agencies                1,356,175                   --            1,356,175                  --
    Other Government                        2,167,108                   --            2,167,108                  --
    Mortgage Backed                             7,997                   --                7,997                  --
    Foreign Bonds                          53,864,190                   --           43,576,600          10,287,590
    Other Securities                       24,774,854                   --           21,793,760           2,981,094
    Short Term Investments                 51,999,698                   --           51,999,698                  --

Total Investments in Securities        $  620,325,995        $  46,929,634      $   540,255,877     $    33,140,484

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $     (362,814)       $          --      $      (362,814)    $            --

(a) At December 31, 2012, industry classifications for Preferred Stock in Level 2 consist of $8,337,501 in Banks, $2,228,281 in Commercial & Professional Services, $4,896,710 in Energy, $523,125 in Food Beverage & Tobacco, $1,245,937 in Miscellaneous, and $2,056,250 in Utilities.

(b) In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2012.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 is as follows:

                                 Asset Backed     Corporate       Foreign       Municipal        Other
                                  Securities        Bonds          Bonds          Bonds       Securities         Total

Beginning Balance 9/30/2012     $  6,036,184   $  7,619,835   $  3,546,314    $   659,452   $  2,988,686    $  20,850,471
Accrued Discounts/(Premiums)           4,107          5,930         13,461          4,747             --           28,246
Net Realized Gain/(Loss)               8,468     (1,684,416)            --         12,130             --       (1,663,818)
Gross Purchases                    6,039,800      3,015,782      6,523,353             --             --       15,578,935
Gross Sales                          (65,079)      (445,388)            --       (100,000)        (7,592)        (618,059)
Change in Unrealized
Appreciation(Depreciation)           110,719      1,714,258        204,462         10,271             --        2,039,709
Transfers into Level 3(a)                 --             --             --             --             --               --
Transfers out of Level 3(a)               --     (3,075,000)            --             --             --       (3,075,000)

Ending Balance 12/31/2012(b)    $ 12,134,199   $  7,151,001   $ 10,287,590    $   586,600   $  2,981,094    $  33,140,484

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 5.30% of total Net Assets at the period ended December 31, 2012. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

Thornburg Value Fund                                                                  December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 95.76%
              AUTOMOBILES & COMPONENTS -- 2.84%
                Auto Components -- 2.08%
       a         Delphi Automotive plc.                                                   877,150      $    33,550,987
                Automobiles -- 0.76%
       a         Tesla Motors, Inc.                                                       362,200           12,267,714

                                                                                                            45,818,701
              BANKS -- 1.38%
                COMMERCIAL BANKS -- 1.38%
                 Sterling Financial Corp.                                               1,069,129           22,323,414

                                                                                                            22,323,414
              COMMERCIAL & PROFESSIONAL SERVICES -- 6.43%
                Commercial Services & Supplies -- 3.66%
                 ADT Corp.                                                                918,200           42,687,118
                 Republic Services, Inc.                                                  555,705           16,298,828
                Professional Services -- 2.77%
       a         Nielsen Holdings NV                                                    1,459,233           44,637,937

                                                                                                           103,623,883
              CONSUMER DURABLES & APPAREL -- 1.74%
                Household Durables -- 1.74%
                 Harman International Industries, Inc.                                    271,969           12,140,696
                 Tupperware Brands Corp.                                                  248,326           15,917,697

                                                                                                            28,058,393
              CONSUMER SERVICES -- 5.62%
                Hotels, Restaurants & Leisure -- 5.62%
       a         Life Time Fitness, Inc.                                                  674,041           33,169,558
                 Starbucks Corp.                                                          422,300           22,643,726
                 Yum! Brands, Inc.                                                        523,200           34,740,480

                                                                                                            90,553,764
              DIVERSIFIED FINANCIALS -- 6.10%
                Capital Markets -- 1.67%
                 Charles Schwab Corp.                                                   1,878,100           26,969,516
                Diversified Financial Services -- 4.43%
                 Citigroup, Inc.                                                          625,700           24,752,692
                 JPMorgan Chase & Co.                                                   1,061,040           46,653,929

                                                                                                            98,376,137
              ENERGY -- 12.50%
                Energy Equipment & Services -- 1.29%
                 Halliburton Co.                                                          599,500           20,796,655
                Oil, Gas & Consumable Fuels -- 11.21%
                 Anadarko Petroleum Corp.                                                 242,900           18,049,899
       a         Bankers Petroleum Ltd.                                                 6,954,120           22,441,666
                 ConocoPhillips                                                           798,900           46,328,211
                 Exxon Mobil Corp.                                                        189,400           16,392,570
                 Inpex Corp.                                                                9,002           47,537,543
                 Total SA                                                                 583,500           30,045,162

                                                                                                           201,591,706
              FOOD & STAPLES RETAILING -- 2.38%
                Food & Staples Retailing -- 2.38%
                 Koninklijke Ahold NV                                                   2,869,400           38,385,976

                                                                                                            38,385,976
              HEALTH CARE EQUIPMENT & SERVICES -- 2.52%
                Health Care Providers & Services -- 2.52%
                 Community Health Systems, Inc.                                         1,323,480           40,683,775

                                                                                                            40,683,775
              INSURANCE -- 9.61%
                Insurance -- 9.61%
                 Ace Ltd.                                                                 489,100           39,030,180
                 Hartford Financial Services Group, Inc.                                1,976,840           44,360,290
                 Metlife, Inc.                                                          1,459,740           48,083,835
     a,b         NMI Holdings, Inc.                                                     2,244,500           23,567,250

                                                                                                           155,041,555
              MATERIALS -- 4.29%
                Chemicals -- 0.65%
                 LyondellBasell Industries NV                                             182,900           10,441,761
                Metals & Mining -- 3.64%
                 Newcrest Mining Ltd.                                                   1,291,000           29,735,361
                 Tokyo Steel Mfg.                                                       6,024,362           28,997,045

                                                                                                            69,174,167
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 12.23%
                Biotechnology -- 4.45%
       a         Gilead Sciences, Inc.                                                    977,605           71,805,087
                Life Sciences Tools & Services -- 5.69%
       a         Illumina, Inc.                                                           579,213           32,198,451
                 Thermo Fisher Scientific, Inc.                                           933,500           59,538,630
                Pharmaceuticals -- 2.09%
                 Roche Holdings AG                                                        167,100           33,615,481
       a         Valeant Pharmaceuticals International, Inc.                              389,217           23,263,500

                                                                                                           220,421,149
              RETAILING -- 4.28%
                Internet & Catalog Retail -- 1.70%
       a         Amazon.com, Inc.                                                         109,500           27,499,830
                Specialty Retail -- 2.58%
       a         AutoZone, Inc.                                                            58,249           20,645,193
                 OfficeMax, Inc.                                                        2,144,108           20,926,494

                                                                                                            69,071,517
              SOFTWARE & SERVICES -- 11.69%
                Information Technology Services -- 2.84%
                 Accenture plc                                                            451,900           30,051,350
                 Amdocs Ltd.                                                              465,248           15,813,779
                Internet Software & Services -- 8.85%
       a         Google, Inc.                                                             107,274           76,096,957
       a         Liquidity Services, Inc.                                                 302,122           12,344,705
       a         Opentable, Inc.                                                          389,588           19,011,895
       a         VeriSign, Inc.                                                           907,400           35,225,268

                                                                                                           188,543,954
              TECHNOLOGY HARDWARE & EQUIPMENT -- 5.13%
                Computers & Peripherals -- 5.13%
                 Apple, Inc.                                                              111,000           59,166,330
       a         EMC Corp.                                                                928,300           23,485,990

                                                                                                            82,652,320
              TELECOMMUNICATION SERVICES -- 5.58%
                Diversified Telecommunication Services -- 2.06%
       a         Level 3 Communications, Inc                                            1,439,279           33,261,738
                Wireless Telecommunication Services -- 3.52%
                 KDDI Corp.                                                               449,800           31,618,653
                 SoftBank Corp.                                                           691,209           25,052,187

                                                                                                            89,932,578

            TOTAL COMMON STOCK (Cost $1,319,376,289)                                                     1,544,252,989

            CONVERTIBLE BONDS -- 1.06%
              TELECOMMUNICATION SERVICES -- 1.06%
                Diversified Telecommunication Services -- 1.06%
                  Level 3 Communications, Inc., 6.50%, 10/1/2016                    $  12,049,000           17,041,804

                                                                                                            17,041,804

            TOTAL CONVERTIBLE BONDS (Cost $12,049,000)                                                      17,041,804

            SHORT TERM INVESTMENTS -- 3.10%
                  Arizona Public Service Co., 0.33%, 1/2/2013                           2,000,000            1,999,982
                  Bank of New York Tri-Party Repurchase Agreement, 0.27% dated
                  12/31/2012, due 01/02/2013, repurchase price $48,000,720
                  collateralized by 4 corporate debt securities, having an average coupon of 3.47%, a minimum credit rating of BBB-, maturity dates from 10/1/2017 to 4/1/2023 and having an aggregate market value
                  of $51,093,244 at 12/31/2012                                         48,000,000           48,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $49,999,982)                                                 49,999,982

TOTAL INVESTMENTS -- 99.92% (Cost $1,381,425,271)                                                      $ 1,611,294,775

OTHER ASSETS LESS LIABILITIES -- 0.08%                                                                       1,282,395

NET ASSETS -- 100.00%                                                                                  $ 1,612,577,170

Footnote Legend
a   Non-income producing.
b Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract         Value         Unrealized      Unrealized
Contract Description          Buy/Sell        Amount        Value Date         USD         Appreciation    Depreciation

Australian Dollar               Sell        11,854,800      05/23/2013     12,187,906      $     58,695    $         --
Australian Dollar               Buy          4,002,100      05/23/2013      4,114,554             7,439              --
Australian Dollar               Sell         5,121,800      05/23/2013      5,265,717             3,694              --
Australian Dollar               Sell        16,331,200      05/23/2013     16,790,087                --        (120,015)
Euro                            Sell        53,260,000      05/29/2013     70,395,452                --      (1,290,601)
Japanese Yen                    Sell    18,553,929,000      02/27/2013    214,250,564        22,066,084              --
Japanese Yen                    Sell       237,033,300      02/27/2013      2,737,130            20,418              --
Japanese Yen                    Buy      1,029,660,700      02/27/2013     11,889,955                --      (1,098,348)
Japanese Yen                    Buy      2,670,272,400      02/27/2013     30,834,837                --      (3,138,527)
Japanese Yen                    Buy      3,690,172,000      02/27/2013     42,612,076                --      (4,570,791)

Total                                                                                      $ 22,156,330    $(10,218,282)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2012. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts during the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total                Level 1              Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $  1,544,252,989     $  1,520,685,739    $             --    $     23,567,250
    Convertible Bonds                        17,041,804                   --          17,041,804                  --
    Short Term Investments                   49,999,982                   --          49,999,982                  --

Total Investments in Securities        $  1,611,294,775     $  1,520,685,739    $     67,041,786    $     23,567,250

Other Financial Instruments**
     Forward  Currency Contracts       $     22,156,330     $             --    $     22,156,330    $             --

Liabilities

Other Financial Instruments**
     Forward  Currency Contracts       $    (10,218,282)   $              --    $    (10,218,282)   $             --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

 In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 is as follows:

                                 Common Stock        Total

Beginning Balance 9/30/2012      $ 28,708,875    $ 28,708,875
Accrued Discounts/(Premiums)               --              --
Net Realized Gain/(Loss)              (21,000)        (21,000)
Gross Purchases                            --              --
Gross Sales                        (6,979,000)     (6,979,000)
Change in Unrealized
Appreciation(Depreciation)          1,858,375       1,858,375
Transfers into Level 3(a)                  --              --
Transfers out of Level 3(a)                --              --

Ending Balance 12/31/2012(d)     $ 23,567,250    $ 23,567,250

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 1.46% of total Net Assets at the period ended December 31, 2012. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

Thornburg International Value Fund                                                    December 31, 2012 (Unaudited)

                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 96.02%
              AUTOMOBILES & COMPONENTS -- 4.70%
                Auto Components -- 1.45%
                 Cie Generale des Establissements Michelin                              4,265,411    $     403,061,195
                Automobiles -- 3.25%
                 Hyundai Motor Co.                                                      1,083,402          221,117,938
                 Toyota Motor Corp.                                                    14,729,026          680,899,742

                                                                                                         1,305,078,875
              BANKS -- 11.43%
                Commercial Banks -- 11.43%
                 China Merchants Bank Co. Ltd.                                         90,527,967          199,490,079
                 HSBC Holdings plc                                                     54,309,547          569,662,188
                 Industrial & Commercial Bank of China Ltd.                           698,369,797          495,562,923
                 Itau Unibanco Holding SA ADR                                          22,716,006          373,905,459
                 Mitsubishi UFJ Financial Group, Inc.                                 136,417,458          725,901,173
       a         Royal Bank of Scotland Group plc                                      37,649,457          198,463,088
                 Standard Chartered plc                                                23,401,106          598,149,107
                 Svenska Handelsbanken AB                                                 298,621           10,671,678

                                                                                                         3,171,805,695
              CAPITAL GOODS -- 7.01%
                Aerospace & Defense -- 1.64%
                 Embraer S.A.                                                           6,481,245          184,780,295
                 Rolls Royce Holdings plc                                              19,038,682          270,150,712
                Industrial Conglomerates -- 2.25%
                 Siemens AG                                                             5,755,800          624,504,042
                Machinery -- 3.12%
                 Fanuc Ltd.                                                             1,917,353          352,331,734
                 Komatsu Ltd.                                                          20,358,776          513,228,681

                                                                                                         1,944,995,464
              CONSUMER DURABLES & APPAREL -- 6.64%
                Textiles, Apparel & Luxury Goods -- 6.64%
                 adidas AG                                                              7,035,046          625,220,626
                 Burberry Group plc                                                    10,599,810          211,103,230
                 LVMH Moet Hennessy Louis Vuitton SA                                    4,085,056          748,419,719
                 Swatch Group AG                                                          510,260          257,291,764

                                                                                                         1,842,035,339
              CONSUMER SERVICES -- 3.36%
                Hotels, Restaurants & Leisure -- 3.36%
       b         Carnival plc                                                          12,173,603          466,304,131
                 Yum! Brands, Inc.                                                      7,009,160          465,408,224

                                                                                                           931,712,355
              DIVERSIFIED FINANCIALS -- 4.82%
                Capital Markets -- 2.25%
                 Deutsche Bank AG                                                       7,877,800          342,624,260
                 Julius Baer Group Ltd.                                                 7,972,696          281,809,722
                Diversified Financial Services -- 2.57%
                 BM&F Bovespa SA                                                       29,219,800          199,793,504
                 Hong Kong Exchanges & Clearing Ltd.                                   30,228,994          514,421,555

                                                                                                         1,338,649,041
              ENERGY -- 7.58%
                Energy Equipment & Services -- 2.24%
                 Schlumberger Ltd.                                                      8,971,277          621,619,783
                Oil, Gas & Consumable Fuels -- 5.34%
                 BG Group plc                                                           9,824,409          161,587,512
                 BP plc ADR                                                             3,654,850          152,187,954
                 Cenovus Energy, Inc.                                                   7,442,913          249,094,776
                 CNOOC Ltd.                                                           294,593,980          637,773,533
                 Coal India Ltd.                                                       21,025,075          136,227,443
                 Tullow Oil plc                                                         7,086,926          145,170,814

                                                                                                         2,103,661,815
              FOOD & STAPLES RETAILING -- 1.61%
                Food & Staples Retailing -- 1.61%
                 Wal-Mart de Mexico SAB de C.V.                                       137,062,200          447,249,684

                                                                                                           447,249,684
              FOOD, BEVERAGE & TOBACCO -- 4.33%
                Beverages -- 1.42%
                 SABMiller plc                                                          8,615,750          395,382,887
                Food Products -- 1.18%
                 Nestle SA                                                              5,018,739          327,028,748
                Tobacco -- 1.73%
                 British American Tobacco plc                                           9,466,351          479,935,306

                                                                                                         1,202,346,941
              HEALTH CARE EQUIPMENT & SERVICES -- 4.26%
                Health Care Equipment & Supplies -- 1.47%
                 Covidien plc                                                           7,054,798          407,344,036
                Health Care Providers & Services -- 2.79%
                 Fresenius Medical Care AG & Co.                                        7,854,716          542,341,638
                 Sinopharm Group Co. H                                                 74,602,800          233,408,968

                                                                                                         1,183,094,642
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.64%
                Household Products -- 2.51%
                 Reckitt Benckiser plc                                                 11,040,520          695,689,800
                Personal Products -- 1.13%
                 Natura Cosmeticos SA                                                  10,992,200          314,814,460

                                                                                                         1,010,504,260
              INSURANCE -- 3.15%
                Insurance -- 3.15%
                 AIA Group Ltd.                                                       104,143,762          406,452,041
                 Allianz SE                                                             3,381,128          467,714,286

                                                                                                           874,166,327
              MATERIALS -- 6.14%
                Chemicals -- 4.90%
                 Air Liquide SA                                                         4,574,174          573,881,921
                 Potash Corp. of Saskatchewan, Inc.                                    10,109,500          411,355,555
                 Syngenta AG                                                              932,280          373,666,264
                Metals & Mining -- 1.24%
                 Teck Resources Ltd.                                                    9,517,800          345,901,749

                                                                                                         1,704,805,489
              MEDIA -- 2.84%
                Media -- 2.84%
                 Pearson plc                                                           16,108,031          310,860,273
                 Publicis Groupe                                                        7,975,402          476,353,003

                                                                                                           787,213,276
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.06%
                Pharmaceuticals -- 6.06%
                 Novartis AG                                                            8,627,696          541,913,448
                 Novo Nordisk A/S                                                       4,456,570          722,616,706
                 Teva Pharmaceutical Industries Ltd. ADR                               11,134,760          415,771,938

                                                                                                         1,680,302,092
              RETAILING -- 3.41%
                Specialty Retail -- 3.41%
                 Hennes & Mauritz AB                                                   13,523,874          466,867,551
                 Kingfisher plc                                                       104,001,992          479,975,664

                                                                                                           946,843,215
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 3.13%
                Semiconductors & Semiconductor Equipment -- 3.13%
                 ARM Holdings plc                                                      22,263,046          277,748,761
                 ASML Holding N.V.                                                      2,964,987          187,854,573
                 Samsung Electronics Co. Ltd.                                             284,326          404,216,587

                                                                                                           869,819,921
              SOFTWARE & SERVICES -- 7.78%
                Information Technology Services -- 1.35%
                 Accenture plc                                                          5,642,949          375,256,109
                Internet Software & Services -- 3.18%
       a         Baidu, Inc. ADR                                                        4,087,713          409,956,737
                 MercadoLibre, Inc.                                                     1,012,185           79,527,375
                 Tencent Holdings Ltd.                                                  7,763,076          248,791,820
       a         Yandex NV                                                              6,633,900          143,093,223
                Software -- 3.25%
       a         Check Point Software Technologies Ltd.                                 6,268,276          298,620,668
                 SAP AG                                                                 7,542,813          604,238,258

                                                                                                         2,159,484,190
              TELECOMMUNICATION SERVICES -- 2.92%
                Wireless Telecommunication Services -- 2.92%
                 KDDI Corp.                                                             4,947,474          347,782,266
                 Vodafone Group plc                                                   184,319,280          462,450,236

                                                                                                           810,232,502
              TRANSPORTATION -- 1.21%
                Road & Rail -- 1.21%
                 Canadian National Railway Co.                                          3,689,200          335,021,048

                                                                                                           335,021,048

            TOTAL COMMON STOCK (Cost $21,019,457,061)                                                   26,649,022,171

            PREFERRED STOCK -- 2.10%
              AUTOMOBILES & COMPONENTS -- 2.10%
                Automobiles -- 2.10%
                 Volkswagen AG Pfd                                                      2,561,075          581,951,866

            TOTAL PREFERRED STOCK (Cost $222,995,601)                                                      581,951,866

            SHORT TERM INVESTMENTS -- 2.46%
                  AGL Capital Corp., 0.33%, 1/3/2013                               $    4,000,000            3,999,927
                  Airgas, Inc., 0.35%, 1/3/2013                                        10,000,000            9,999,805
                  Atlantic City Electric, 0.35%, 1/3/2013                              12,919,000           12,918,749
                  Bacardi Martini B.V., 0.39%, 1/2/2013                                 8,800,000            8,799,905
                  CVS Corp., 0.28%, 1/2/2013                                           23,882,000           23,881,814
                  Delmarva Power & Light Co., 0.30%, 1/2/2013                          10,000,000            9,999,917
                  Hasbro, Inc., 0.35%, 1/3/2013                                         4,076,000            4,075,921
                  Hitachi America Ltd., 0.45%, 1/3/2013                                78,107,000           78,105,047
                  Indiana Finance Authority, 0.10%, 2/1/2037                           42,225,000           42,225,000
                  Kroger Co., 0.37%, 1/2/2013                                          20,000,000           19,999,794
                  Kroger Co., 0.41%, 1/2/2013                                          50,000,000           49,999,431
                  Kroger Co., 0.38%, 1/3/2013                                          34,000,000           33,999,282
                  Kroger Co., 0.41%, 1/3/2013                                         140,000,000          139,996,811
                  Marriott International, Inc., 0.30%, 1/3/2013                         6,200,000            6,199,897
                  Northeast Utilities, 0.40%, 1/3/2013                                 29,500,000           29,499,344
                  Northeast Utilities, 0.40%, 1/4/2013                                 45,000,000           44,998,500
                  Northern Illinois Gas Corp., 0.30%, 1/3/2013                         25,000,000           24,999,583
                  Oneok, Inc., 0.30%, 1/4/2013                                         38,000,000           37,999,050
                  Potomac Electric Power, 0.30%, 1/2/2013                              10,000,000            9,999,917
                  Southern California Edison, 0.32%, 1/2/2013                          23,000,000           22,999,796
                  Southern California Edison, 0.32%, 1/3/2013                          23,000,000           22,999,591
                  St. Jude Medical, Inc., 0.22%, 1/3/2013                              14,300,000           14,299,825
                  Tyco Electronics Group SA, 0.33%, 1/2/2013                           30,000,000           29,999,725

            TOTAL SHORT TERM INVESTMENTS (Cost $681,996,631)                                               681,996,631

TOTAL INVESTMENTS -- 100.58% (Cost $21,924,449,293)                                                  $  27,912,970,668

LIABILITIES NET OF OTHER ASSETS -- (0.58)%                                                                (161,023,280)

NET ASSETS -- 100.00%                                                                                $  27,751,947,388

Footnote Legend
a   Non-income producing.
b Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                           Shares/Principal     Gross         Gross     Shares/Principal        Market Value       Investment
    Issuer                September 30, 2012  Additions    Reductions   December 31, 2012     December 31, 2012      Income
    Carnival plc                  10,740,103    1,433,500          --          12,173,603     $     466,304,131   $  6,102,924

Total non-controlled affiliated issuers - 1.68% of net assets                                 $     466,304,131   $  6,102,924

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
Pfd        Preferred Stock

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract         Value         Unrealized      Unrealized
Contract Description          Buy/Sell        Amount        Value Date         USD         Appreciation    Depreciation

Euro                            Sell       436,284,100       05/08/2013    576,535,922     $         --   $ (16,879,405)

Total                                                                                      $         --   $ (16,879,405)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The quarterly average values of open sell currency contracts for the period ended December 31, 2012 was $315,251,184. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts within the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total                Level 1              Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $ 26,649,022,171     $ 26,649,022,171    $             --    $            --
    Preferred Stock                         581,951,866          581,951,866                  --                 --
    Short Term Investments                  681,996,631                   --         681,996,631                 --

Total Investments in Securities        $ 27,912,970,668     $ 27,230,974,037    $    681,996,631    $            --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $    (16,879,405)    $             --    $    (16,879,405)   $            --
    Spot Currency                      $       (287,012)    $       (287,012)   $             --    $            --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Thornburg Core Growth Fund                                                            December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 96.63%
              BANKS -- 1.98%
                Commercial Banks -- 1.98%
       a         SVB Financial Group                                                      231,630      $    12,964,331

                                                                                                            12,964,331
              CAPITAL GOODS -- 1.71%
                Trading Companies & Distributors -- 1.71%
       a         United Rentals, Inc.                                                     246,223           11,208,071

                                                                                                            11,208,071
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.06%
                Commercial Services & Supplies -- 2.06%
       a         Stericycle, Inc.                                                         144,661           13,492,532

                                                                                                            13,492,532
              CONSUMER SERVICES -- 3.65%
                Hotels, Restaurants & Leisure -- 3.65%
       a         BJ's Restaurants, Inc.                                                   345,000           11,350,500
                 Carnival Corp.                                                           341,600           12,560,632

                                                                                                            23,911,132
              DIVERSIFIED FINANCIALS -- 10.77%
                Capital Markets -- 7.18%
       a         Affiliated Managers Group, Inc.                                          105,387           13,716,118
                 Charles Schwab Corp.                                                   1,069,035           15,351,343
       a         WisdomTree Investments, Inc.                                           2,923,419           17,891,324
                Consumer Finance -- 3.59%
                 Capital One Financial Corp.                                              253,000           14,656,290
       a         Portfolio Recovery Associates, Inc.                                       82,991            8,868,418

                                                                                                            70,483,493
              ENERGY -- 5.37%
                Energy Equipment & Services -- 2.56%
                 Halliburton Co.                                                          483,100           16,758,739
                Oil, Gas & Consumable Fuels -- 2.81%
       a         Continental Resources, Inc.                                              164,600           12,096,454
       a         Sanchez Energy Corp.                                                     350,600            6,310,800

                                                                                                            35,165,993
              FOOD, BEVERAGE & TOBACCO -- 4.04%
                Beverages -- 2.01%
       a         Monster Beverage Corp.                                                   249,500           13,193,560
                Food Products -- 2.03%
                 Mead Johnson Nutrition Co.                                               201,300           13,263,657

                                                                                                            26,457,217

              HEALTH CARE EQUIPMENT & SERVICES -- 3.07%
                Health Care Equipment & Supplies -- 1.29%
       a         Endologix, Inc.                                                          594,756            8,469,326
                Health Care Providers & Services -- 1.78%
       a         HMS Holdings Corp.                                                       448,600           11,627,712

                                                                                                            20,097,038
              MATERIALS -- 2.09%
                Metals & Mining -- 2.09%
                 Allegheny Technologies, Inc.                                             449,373           13,642,964

                                                                                                            13,642,964
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 9.60%
                Biotechnology -- 4.44%
       a         Alexion Pharmaceuticals, Inc.                                            137,300           12,880,113
       a         Gilead Sciences, Inc.                                                    219,979           16,157,458
                Life Sciences Tools & Services -- 2.41%
       a         Illumina, Inc.                                                           283,500           15,759,765
                Pharmaceuticals -- 2.75%
       a         Valeant Pharmaceuticals International, Inc.                              301,700           18,032,609

                                                                                                            62,829,945
              RETAILING -- 8.95%
                Distributors -- 1.28%
       a         LKQ Corp.                                                                398,705            8,412,676
                Internet & Catalog Retail -- 5.61%
       a         Amazon.com, Inc.                                                          85,091           21,369,754
       a         priceline.com, Inc.                                                       24,732           15,363,518
                Multiline Retail -- 2.06%
       a         Dollar Tree, Inc.                                                        331,700           13,453,752

                                                                                                            58,599,700
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.99%
                Semiconductors & Semiconductor Equipment -- 1.99%
       a         ON Semiconductor Corp.                                                 1,843,522           12,996,830

                                                                                                            12,996,830
              SOFTWARE & SERVICES -- 27.72%
                Information Technology Services -- 5.12%
       a         Verifone Systems, Inc.                                                   336,000            9,972,480
                 Visa, Inc.                                                               155,106           23,510,967
                Internet Software & Services -- 7.44%
       a         Google, Inc.                                                              24,202           17,168,173
       a         LinkedIn Corp.                                                           121,600           13,962,112
       a         VeriSign, Inc.                                                           451,927           17,543,806
                Software -- 15.16%
       a         Allot Communications Ltd.                                                608,225           10,838,570
       a         BroadSoft, Inc.                                                          171,602            6,234,301
       a         Ellie Mae, Inc.                                                          336,311            9,332,630
       a         Fortinet, Inc.                                                           469,200            9,886,044
       a         Guidewire Software, Inc.                                                 330,202            9,813,603
       a         Imperva, Inc.                                                            272,562            8,593,880
                 Intuit, Inc.                                                             249,800           14,863,100
                 Solera Holdings, Inc.                                                    219,277           11,724,741
       a         Splunk, Inc.                                                             230,000            6,674,600
       a         Workday, Inc.                                                            206,800           11,270,600

                                                                                                           181,389,607
              TECHNOLOGY HARDWARE & EQUIPMENT -- 11.83%
                Communications Equipment -- 4.53%
       a         F5 Networks, Inc.                                                        129,000           12,532,350
                 Qualcomm, Inc.                                                           275,644           17,095,441
                Computers & Peripherals -- 7.30%
                 Apple, Inc.                                                               40,611           21,646,881
       a         EMC Corp.                                                                731,844           18,515,653
       a         Fusion-io, Inc.                                                          331,300            7,596,709

                                                                                                            77,387,034
              TRANSPORTATION -- 1.80%
                Air Freight & Logistics -- 1.80%
                 FedEx Corp.                                                              128,627           11,797,668

                                                                                                            11,797,668

            TOTAL COMMON STOCK (Cost $516,911,143)                                                         632,423,555

            SHORT TERM INVESTMENTS -- 3.67%
                  Arizona Public Service Co., 0.33%, 1/2/2013                       $   5,000,000            4,999,954
                  Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                  12/31/2012 due 1/2/2013, repurchase price $19,000,285
                  collateralized by 5 corporate debt securities, having an average coupon of 3.175%, a minimum credit rating of BBB-, maturity dates from 2/8/2015 to 9/1/2040, and having an aggregate market
                  value of $20,371,423 at 12/31/2012                                   19,000,000           19,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $23,999,954)                                                 23,999,954

TOTAL INVESTMENTS -- 100.30% (Cost $540,911,097)                                                      $    656,423,509

LIABILITIES NET OF OTHER ASSETS -- (0.30)%                                                                  (1,989,428)

NET ASSETS -- 100.00%                                                                                 $    654,434,081

Footnote Legend
a   Non-income producing.

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815.

During the period ended December 31, 2012, the Fund did not invest in any derivative financial instruments of the type addressed by ASC 815.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total                Level 1             Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $  632,423,555       $   632,423,555     $            --     $           --
    Short Term Investments                 23,999,954                    --          23,999,954                 --

Total Investments in Securities        $  656,423,509       $   632,423,555     $    23,999,954     $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Thornburg International Growth Fund                                                   December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 94.30%
              COMMERCIAL & PROFESSIONAL SERVICES -- 3.35%
                Commercial Services & Supplies -- 1.64%
                 Mineral Resources Ltd.                                                 1,123,423      $    11,327,863
                Professional Services -- 1.71%
                 Experian plc                                                             744,000           11,844,189

                                                                                                            23,172,052
              CONSUMER DURABLES & APPAREL -- 2.27%
                Textiles, Apparel & Luxury Goods -- 2.27%
                 Gildan Activewear, Inc.                                                  428,442           15,672,408

                                                                                                            15,672,408
              CONSUMER SERVICES -- 6.26%
                Hotels, Restaurants & Leisure -- 6.26%
                 Carnival Corp.                                                           410,400           15,090,408
       a         Jubilant FoodWorks Ltd.                                                  491,803           11,561,275
                 Sands China Ltd.                                                       3,778,800           16,576,143

                                                                                                            43,227,826
              DIVERSIFIED FINANCIALS -- 2.97%
                Capital Markets -- 1.94%
                 Hargreaves Lansdown plc                                                1,213,500           13,424,349
                Diversified Financial Services -- 1.03%
                 Multi Commodity Exchange of India Ltd.                                   261,600            7,074,754

                                                                                                            20,499,103
              ENERGY -- 1.79%
                Oil, Gas & Consumable Fuels -- 1.79%
                 Cenovus Energy, Inc.                                                     369,100           12,352,809

                                                                                                            12,352,809
              FOOD & STAPLES RETAILING -- 5.32%
                Food & Staples Retailing -- 5.32%
                 Jeronimo Martins SPGS SA                                                 779,300           15,018,109
                 PriceSmart, Inc.                                                         113,376            8,735,621
                 Puregold Price Club, Inc.                                             16,148,800           12,978,031

                                                                                                            36,731,761
              FOOD, BEVERAGE & TOBACCO -- 1.17%
                Tobacco -- 1.17%
                 ITC Ltd.                                                               1,552,000            8,106,998

                                                                                                             8,106,998
              HEALTH CARE EQUIPMENT & SERVICES -- 3.63%
                Health Care Equipment & Supplies -- 1.74%
                 Covidien plc                                                             208,077           12,014,366
                Health Care Providers & Services -- 1.89%
                 Orpea                                                                    295,637           13,072,581

                                                                                                            25,086,947
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.78%
                Personal Products -- 3.78%
                 ABLE C&C Co. Ltd.                                                        208,780           15,386,817
                 Hengan International Group Co. Ltd.                                    1,195,000           10,761,530

                                                                                                            26,148,347
              MATERIALS -- 6.67%
                Chemicals -- 4.45%
                 Christian Hansen Holding AS                                              487,300           15,837,272
                 Novozymes AS                                                             530,100           14,930,545
                Metals & Mining -- 2.22%
                 BHP Billiton Ltd.                                                        397,900           15,329,687

                                                                                                            46,097,504
              MEDIA -- 4.35%
                Media -- 4.35%
                 Kabel Deutschland Holding AG                                             210,300           15,703,020
                 Rightmove plc                                                            613,700           14,315,842

                                                                                                            30,018,862
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 4.25%
                Pharmaceuticals -- 4.25%
                 Novo Nordisk A/S                                                          72,600           11,771,828
       a         Valeant Pharmaceuticals International, Inc.                              294,560           17,605,851

                                                                                                            29,377,679
              RETAILING -- 13.68%
                Distributors -- 1.11%
                 Jin Co. Ltd.                                                             214,000            7,669,764
                Internet & Catalog Retail -- 5.91%
       a         ASOS plc                                                                 273,300           11,947,022
       a         priceline.com, Inc.                                                       25,058           15,566,029
       a         YOOX S.p.A                                                               847,741           13,338,199
                Multiline Retail -- 2.01%
                 PT Mitra Adiperkasa                                                   20,070,000           13,848,560
                Specialty Retail -- 4.65%
       a         Dufry AG                                                                 110,800           14,488,252
                 Hengdeli Holdings Ltd.                                                22,072,000            7,916,572
                 Nitori Holdings Co., Ltd.                                                133,150            9,728,626

                                                                                                            94,503,024
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 4.69%
                Semiconductors & Semiconductor Equipment -- 4.69%
                 Arm Holdings plc                                                         915,900           11,426,563
                 Hermes Microvision, Inc.                                                 382,200            7,001,976
                 Infineon Technologies AG                                               1,723,100           13,939,842

                                                                                                            32,368,381
              SOFTWARE & SERVICES -- 22.99%
                Information Technology Services -- 7.75%
       a         InterXion Holding NV                                                     490,590           11,656,418
                 MasterCard, Inc.                                                          47,000           23,090,160
                 Wirecard AG                                                              765,205           18,786,613
                Internet Software & Services -- 6.73%
       a         Baidu, Inc. ADR                                                          145,275           14,569,630
                 MercadoLibre, Inc.                                                       178,791           14,047,609
                 Telecity Group plc                                                     1,398,680           17,869,953
                Software -- 8.51%
       a         Allot Communications Ltd.                                                724,641           12,913,103
       a         Check Point Software Technologies Ltd.                                   322,900           15,382,956
                 Constellation Software, Inc.                                             114,800           13,848,248
       a         Monitise plc                                                           9,219,520            5,092,060
                 Solera Holdings, Inc.                                                    216,700           11,586,949

                                                                                                           158,843,699
              TECHNOLOGY HARDWARE & EQUIPMENT -- 3.16%
                Computers & Peripherals -- 3.16%
                 Gemalto NV                                                               243,541           21,859,425

                                                                                                            21,859,425
              TELECOMMUNICATION SERVICES -- 2.11%
                Wireless Telecommunication Services -- 2.11%
       a         Tower Bersama Infrastructure                                          24,608,400           14,554,384

                                                                                                            14,554,384
              TRANSPORTATION -- 1.86%
                Air Freight & Logistics -- 1.86%
                 Hyundai Glovis Co. Ltd.                                                   62,100           12,848,376

                                                                                                            12,848,376

            TOTAL COMMON STOCK (Cost $564,972,952)                                                         651,469,585

            SHORT TERM INVESTMENTS -- 5.50%
                  Arizona Public Service Co., 0.33%, 1/2/2013                       $  18,000,000           17,999,835
                  Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                  12/31/2012 due 1/2/2013, repurchase price $20,000,300
                  collateralized by 3 corporate debt securities, having an average coupon of 2.70%, a minimum credit rating of BBB-, maturity dates from 08/19/2016 to 3/15/2021, and having an aggregate market
                  value of $21,446,336 at 12/31/2012                                   20,000,000           20,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $37,999,835)                                                 37,999,835

TOTAL INVESTMENTS -- 99.80% (Cost $602,972,787)                                                       $    689,469,420

OTHER ASSETS LESS LIABILITIES -- 0.20%                                                                       1,386,048

NET ASSETS -- 100.00%                                                                                 $    690,855,468

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract         Value         Unrealized      Unrealized
Contract Description          Buy/Sell        Amount        Value Date         USD         Appreciation    Depreciation

Australian Dollar               Sell         2,256,800      03/11/2013     2,332,016       $         --    $    (51,113)
Australian Dollar               Sell         7,344,000      03/11/2013     7,588,764                 --         (75,999)
Euro                            Sell        27,591,500      03/20/2013    36,444,199                 --        (324,994)
Japanese Yen                    Sell       938,309,100      05/28/2013    10,843,149            564,310              --
Japanese Yen                    Sell       567,410,000      05/28/2013     6,557,019            411,992              --
Japanese Yen                    Sell       286,969,000      01/10/2013     3,312,473            306,578              --
Japanese Yen                    Buy         52,514,500      01/10/2013       606,173                 --         (65,875)
Japanese Yen                    Buy        234,454,500      01/10/2013     2,706,300                 --        (287,475)

Total                                                                                      $  1,282,880    $   (805,456)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2012. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts during the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                             Total                Level 1             Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $  651,469,585       $   651,469,585     $            --     $           --
    Short Term Investments                 37,999,835                  -             37,999,835                 --

Total Investments in Securities        $  689,469,420       $   651,469,585     $    37,999,835     $           --

Other Financial Instruments**
     Forward  Currency Contracts       $    1,282,880       $            --     $     1,282,880     $           --
     Spot Currency                     $       43,412       $        43,412     $            --     $           --

Liabilities

Other Financial Instruments**
     Forward  Currency Contracts       $     (805,456)      $            --     $      (805,456)    $           --
     Spot Currency                     $         (372)      $          (372)    $            --     $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Thornburg Investment Income Builder Fund                                              December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 80.01%
              BANKS -- 1.38%
                Commercial Banks -- 1.38%
                 Banco Santander Brazil SA                                              9,453,453     $     68,726,604
                 Banque Cantonale Vaudoise                                                 44,400           23,531,296
                 Liechtensteinische Landesbank AG                                       1,150,000           36,524,900
                 St. Galler Kantonalbank                                                   78,741           32,369,339

                                                                                                           161,152,139
              CAPITAL GOODS -- 1.23%
                Industrial Conglomerates -- 1.23%
                 Hopewell Holdings Ltd.                                                24,950,340          107,033,268
                 NWS Holdings Ltd.                                                     22,021,000           37,218,512

                                                                                                           144,251,780
              CONSUMER SERVICES -- 2.95%
                Hotels, Restaurants & Leisure -- 2.95%
                 McDonald's Corp.                                                       1,460,000          128,786,600
                 Sands China Ltd.                                                      15,550,400           68,213,628
                 Wynn Resorts Ltd.                                                      1,316,000          148,036,840

                                                                                                           345,037,068
              DIVERSIFIED FINANCIALS -- 7.22%
                Capital Markets -- 3.75%
                 AllianceBernstein Holdings LP                                          1,200,000           20,916,000
                 Apollo Global Management, LLC                                            138,233            2,399,725
       a         Apollo Investment Corp.                                               13,972,511          116,810,192
                 Ares Capital Corp.                                                     6,894,000          120,645,000
                 GAM Holding AG                                                         1,664,000           22,468,048
                 Och-Ziff Capital Management Group, LLC                                 6,905,000           65,597,500
       a         Solar Capital Ltd.                                                       150,000            3,586,500
       a         Solar Capital Ltd.                                                     3,600,000           86,076,000
                Diversified Financial Services -- 3.47%
                 JPMorgan Chase & Co.                                                   6,228,000          273,845,160
       a         KKR Financial Holdings, LLC                                           12,400,000          130,944,000

                                                                                                           843,288,125
              ENERGY -- 9.02%
                Oil, Gas & Consumable Fuels -- 9.02%
                 BP plc                                                                16,112,800          111,189,007
                 Canadian Oil Sands Ltd.                                                7,188,500          145,764,597
                 Eni S.p.A                                                              7,305,000          176,838,691
                 Husky Energy, Inc.                                                     3,198,500           94,536,946
                 Linn Co., LLC                                                          1,100,000           39,754,000
                 Royal Dutch Shell plc ADR                                              3,800,000          262,010,000
                 Total SA                                                               4,338,200          223,379,473

                                                                                                         1,053,472,714
              FOOD & STAPLES RETAILING -- 1.58%
                Food & Staples Retailing -- 1.58%
                 Walgreen Co.                                                           5,000,000          185,050,000

                                                                                                           185,050,000
              FOOD, BEVERAGE & TOBACCO -- 3.46%
                Beverages -- 1.44%
                 Coca Cola Co.                                                          4,640,000          168,200,000
                Food Products -- 0.57%
                 Nestle SA                                                              1,025,000           66,790,576
                Tobacco -- 1.45%
                 Lorillard, Inc.                                                          535,000           62,418,450
                 Philip Morris International, Inc.                                      1,270,000          106,222,800

                                                                                                           403,631,826
              HOUSEHOLD & PERSONAL PRODUCTS -- 1.69%
                Household Products -- 1.69%
                 Kimberly-Clark Corp.                                                     840,000           70,921,200
                 Reckitt Benckiser Group plc                                            2,013,500          126,875,492

                                                                                                           197,796,692
              INSURANCE -- 1.19%
                Insurance -- 1.19%
                 Gjensidige Forsikring ASA                                              4,990,000           71,288,921
                 Scor SE                                                                1,600,000           43,104,313
                 Zurich Financial Services AG                                              90,300           24,029,979

                                                                                                           138,423,213
              MATERIALS -- 3.66%
                Chemicals -- 1.98%
                 Israel Chemicals Ltd.                                                  4,416,000           52,775,648
                 LyondellBasell Industries NV                                           3,132,900          178,857,261
                Metals & Mining -- 1.68%
                 Gold Fields Ltd. ADR                                                   7,145,000           89,241,050
                 Southern Copper Corp.                                                  2,824,700          106,943,142

                                                                                                           427,817,101
              MEDIA -- 1.40%
                Media -- 1.40%
                 Eutelsat Communications                                                4,925,000          163,169,017

                                                                                                           163,169,017
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 7.92%
                Pharmaceuticals -- 7.92%
                 Merck & Co.                                                            4,700,000          192,418,000
                 Novartis AG                                                            4,058,500          254,918,084
                 Pfizer, Inc.                                                           9,904,000          248,392,320
                 Roche Holding AG                                                       1,137,600          228,850,817

                                                                                                           924,579,221
              REAL ESTATE -- 6.87%
                Real Estate Investment Trusts -- 6.87%
                 Capstead Mortgage Corp.                                                3,500,000           40,145,000
                 Chimera Investment Corp.                                              47,300,000          123,453,000
                 Digital Realty Trust, Inc.                                               506,100           34,359,129
       a         Dynex Capital, Inc.                                                    4,562,000           43,065,280
       a         Invesco Mortgage Capital, Inc.                                         7,000,000          137,970,000
       a         MFA Financial, Inc.                                                   21,350,000          173,148,500
                 Senior Housing Properties Trust                                        4,415,000          104,370,600
                 Two Harbors Investment Corp.                                           2,700,000           29,916,000
       a         Washington REIT                                                        4,420,000          115,583,000

                                                                                                           802,010,509
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.95%
                Semiconductors & Semiconductor Equipment -- 1.95%
                 Intel Corp.                                                            6,070,000          125,224,100
                 Taiwan Semiconductor Manufacturing Co. Ltd.                           30,700,000          102,548,297

                                                                                                           227,772,397
              SOFTWARE & SERVICES -- 2.25%
                Software -- 2.25%
                 Microsoft Corp.                                                        9,813,560          262,316,459

                                                                                                           262,316,459
              TELECOMMUNICATION SERVICES -- 17.86%
                Diversified Telecommunication Services -- 13.86%
                 AT&T, Inc.                                                             6,150,000          207,316,500
                 Cable and Wireless Communications plc                                 27,987,471           16,071,611
                 KT Corp.                                                               3,140,150          104,126,591
                 Singapore Telecommunications Ltd.                                     81,195,000          218,682,453
                 Swisscom AG                                                              276,400          119,003,247
                 TDC A/S                                                               32,450,000          229,870,672
                 Telefonica Brasil ADR                                                 12,754,500          306,873,270
                 Telenor ASA                                                            2,291,700           46,264,899
                 Telstra Corp. Ltd.                                                    67,300,000          305,409,076
                 Ziggo N.V.                                                             1,997,000           65,265,917
                Wireless Telecommunication Services -- 4.00%
                 Etihad Etisalat Co.                                                    2,470,000           50,055,997
       b         MegaFon OAO                                                            2,600,000           61,880,000
                 Philippine Long Distance Telephone Co.                                   867,300           53,437,297
                 VimpelCom Ltd. ADR                                                     5,600,000           58,744,000
                 Vodafone Group plc                                                    96,620,300          242,416,748

                                                                                                         2,085,418,278
              TRANSPORTATION -- 1.50%
                Transportation Infrastructure -- 1.50%
                 China Merchants Holdings International Co. Ltd.                       20,720,430           66,298,105
                 Jiangsu Express Co., Ltd.                                             36,530,000           37,468,600
                 Sydney Airport                                                        20,385,909           71,553,720

                                                                                                           175,320,425
              UTILITIES -- 6.88%
                Electric Utilities -- 3.18%
                 Duke Energy Corp.                                                      1,720,000          109,736,000
                 Electricite de France SA                                               7,870,200          145,228,109
                 Entergy Corp.                                                          1,820,000          116,025,000
                Gas Utilities -- 0.94%
                 Enagas SA                                                              2,879,100           61,336,363
                 Snam S.p.A.                                                           10,440,000           48,423,926
                Multi-Utilities -- 2.76%
                 Dominion Resources, Inc.                                               1,267,000           65,630,600
                 GDF Suez                                                               8,527,900          175,318,560
                 Sempra Energy                                                          1,150,000           81,581,000

                                                                                                           803,279,558

            TOTAL COMMON STOCK (Cost $8,590,065,884)                                                     9,343,786,522

            PREFERRED STOCK -- 2.59%
              BANKS -- 1.24%
                Commercial Banks -- 1.24%
                 Barclays Bank plc Pfd, 7.10%                                             200,000            5,012,000
                 Fifth Third Bancorp Pfd, 8.50%                                           714,700           99,965,089
                 First Niagara Financial Group Pfd, 8.625%                                160,000            4,523,200
                 First Tennessee Bank Pfd, 3.75%                                           12,000            8,542,500
                 GMAC Capital Trust I Pfd, 8.125%                                         628,126           16,739,558
                 Wintrust Financial Corp. Pfd, 5.00%                                       10,000           10,366,100

                                                                                                           145,148,447
              DIVERSIFIED FINANCIALS -- 0.23%
                Capital Markets -- 0.02%
                 Morgan Stanley Pfd, 4.00%                                                120,000            2,344,800
                Consumer Finance -- 0.21%
                 Ally Financial, Inc. Pfd, 8.50%                                          930,495           24,444,104

                                                                                                            26,788,904
              INSURANCE -- 0.20%
                Insurance -- 0.20%
                 Principal Financial Group Pfd, 5.563%                                    234,400           23,037,137

                                                                                                            23,037,137
              MISCELLANEOUS -- 0.09%
                U.S. Government Agencies -- 0.09%
                 Farm Credit Bank of Texas Pfd, 10.00%                                      9,000           11,213,437

                                                                                                            11,213,437
              REAL ESTATE -- 0.11%
                Real Estate Investment Trusts -- 0.11%
                 Alexandria Real Estate Pfd, 7.00%                                        463,500           12,398,625

                                                                                                            12,398,625
              TECHNOLOGY HARDWARE & EQUIPMENT -- 0.19%
                Communications Equipment -- 0.19%
                 Lucent Technologies Capital Trust I Pfd, 7.75%                            26,500           21,986,255

                                                                                                            21,986,255
              TELECOMMUNICATION SERVICES -- 0.16%
                Wireless Telecommunication Services -- 0.16%
                 Centaur Funding Corp. Pfd, 9.08%                                          15,000           18,759,375

                                                                                                            18,759,375
              UTILITIES -- 0.37%
                Multi-Utilities -- 0.37%
                 Centerpoint Energy, Inc. Pfd, 7.5%                                     1,050,000           43,181,250

                                                                                                            43,181,250

            TOTAL PREFERRED STOCK (Cost $259,901,407)                                                      302,513,430

            ASSET BACKED SECURITIES -- 0.74%
              COMMERCIAL MTG TRUST -- 0.15%
  c               CVS Pass-Through Trust, 9.35%, 1/10/2023                          $  15,000,000           17,262,150

                                                                                                            17,262,150
              OTHER ASSET BACKED -- 0.25%
                  Fairway Outdoor Funding, LLC, 8.835%, 10/15/2042                      7,000,000            7,175,000
  d               JPR Royalty, LLC, 14.00%, 12/1/2020                                   5,000,000            5,000,000
                  MRMX, 10.00%, 10/20/2021                                             12,566,667           12,812,018
  d               Northwind Holdings, LLC, 1.091%, 12/1/2037                            4,375,000            3,915,625

                                                                                                            28,902,643
              RESIDENTIAL MTG TRUST -- 0.34%
                  Banc of America Funding Corp., Series 2006-I Class SB1, 2.704%,
                  12/20/2036                                                            3,110,699              607,467
                  Banc of America Mtg Securities, Series 2005-A Class B1, 3.235%,
                  2/25/2035                                                             4,989,401              366,105
                  Bear Stearns ARM Mtg, Series 2003-6 Class 2B-1, 2.494%, 8/25/2033       433,538              356,638
                  Citigroup Mtg Loan Trust, Inc., 2.943%, 3/25/2034                     1,287,151              827,315
                  FBR Securitization Trust, Series 2005-2 Class M1, 0.93%,
                  9/25/2035                                                            20,100,000           17,740,736
                  Merrill Lynch Mtg Investors Trust, 2.578%, 8/25/2034                  5,897,301            4,554,607
                  Morgan Stanley Capital, Inc., Series 2005-HE7 Class A2C, 0.53%,
                  11/25/2035                                                            7,606,298            7,172,851
                  Residential Asset Securities Corp., Series 2006-KS4 Class A3,
                  0.36%, 6/25/2036                                                      6,113,423            6,003,460
                  Structured Asset Security Corp., Series 2002-27A Class B1,
                  2.708%, 1/25/2033                                                     2,163,345            1,276,946
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.618%, 2/25/2035                                                     9,404,261              829,320
                  Wells Fargo Asset Securities Corp., Series 2005-AR2 Class B1,
                  2.618%, 3/25/2035                                                     7,507,592              474,190

                                                                                                            40,209,635

            TOTAL ASSET BACKED SECURITIES (Cost $102,257,329)                                               86,374,428

            CORPORATE BONDS -- 11.81%
              BANKS -- 0.58%
                Commercial Banks -- 0.58%
  c,e             Banco Industrial e Comercial S.A., 6.25%, 1/20/2013                   9,000,000            8,991,000
  c,e             Banco Pine SA, 8.75%, 1/6/2017                                        7,274,000            7,528,590
  c               Emigrant Bancorp, 6.25%, 6/15/2014                                   16,958,000           16,147,611
                  Fifth Third Bancorp, 6.25%, 5/1/2013                                  2,750,000            2,802,214
  c,e             Groupe BPCE, 12.50%, 12/31/2049                                      10,211,000           11,833,834
                  PNC Financial Services Group, Inc., 8.25%, 12/31/2049                10,000,000           10,175,000
  c               PNC Preferred Funding Trust III, 8.70%, 12/31/2049                    4,500,000            4,536,360
                  Provident Bank of Maryland, 9.50%, 5/1/2018                           5,600,000            5,780,315

                                                                                                            67,794,924
              CAPITAL GOODS -- 0.32%
                Industrial Conglomerates -- 0.21%
  c               Nesco LLC/Holdings Corp., 11.75%, 4/15/2017                           4,000,000            4,300,000
                  Otter Tail Corp., 9.00%, 12/15/2016                                  17,000,000           19,890,000
                Trading Companies & Distributors -- 0.11%
                  International Lease Finance Corp., 4.875%, 4/1/2015                   2,000,000            2,070,160
                  International Lease Finance Corp. E-Capital Trust I, 1.861%,
  c               12/21/2065                                                           15,000,000           11,380,500

                                                                                                            37,640,660
              CONSUMER SERVICES -- 0.08%
                Diversified Consumer Services -- 0.04%
  c               Laureate Education, Inc., 9.25%, 9/1/2019                             4,500,000            4,702,500
                Hotels, Restaurants & Leisure -- 0.04%
  c               Seneca Nation Indians Capital Improvements Authority, 6.75%,
                  12/1/2013                                                               770,000              768,468
  c               Sizzling Platter, LLC, 12.25%, 4/15/2016                              3,900,000            4,031,625

                                                                                                             9,502,593
              DIVERSIFIED FINANCIALS -- 1.04%
                Capital Markets -- 0.07%
                  Goldman Sachs Group, Inc., 5.625%, 1/15/2017                          8,000,000            8,777,416
                Consumer Finance -- 0.37%
                  American Express Credit Co., 5.875%, 5/2/2013                         5,000,000            5,090,280
                  Capital One Financial Corp., 6.15%, 9/1/2016                         25,000,000           28,600,500
                  SLM Corp., 4.00%, 7/25/2014                                           2,000,000            2,020,520
                  SLM Corp. LIBOR Floating Rate Note, 0.615%, 1/27/2014                 5,000,000            4,953,055
                  TMX Finance, LLC/TitleMax Finance Corp., 13.25%, 7/15/2015            2,500,000            2,775,000
                Diversified Financial Services -- 0.60%
  c,e             CFG Holdings Ltd./CFG Finance, LLC, 11.50%, 11/15/2019               17,000,000           17,000,000
                  Citigroup, Inc., 5.00%, 9/15/2014                                    16,250,000           17,096,430
                  JPMorgan Chase & Co., 7.90%, 12/31/2049                              15,000,000           16,995,150
  e               Korea Development Bank, 5.30%, 1/17/2013                                800,000              801,282
                  MBNA Corp., 6.125%, 3/1/2013                                          2,000,000            2,016,810
                  National Rural Utilities CFC, 10.375%, 11/1/2018                      5,000,000            7,391,085
                  SquareTwo Financial Corp., 11.625%, 4/1/2017                          8,850,000            8,385,375

                                                                                                           121,902,903
              ENERGY -- 2.12%
                Energy Equipment & Services -- 0.35%
  e               Floatel International Ltd., 8.00%, 10/11/2017                        15,500,000           15,655,000
                  Nabors Industries, Inc., 9.25%, 1/15/2019                            10,500,000           13,881,514
  c,e             RDS Ultra-Deepwater Ltd., 11.875%, 3/15/2017                         10,400,000           11,700,000
                Oil, Gas & Consumable Fuels -- 1.77%
                  Black Elk Energy Offshore Operations, LLC, 13.75%, 12/1/2015         16,750,000           15,996,250
  c               DCP Midstream, LLC, 9.75%, 3/15/2019                                  5,000,000            6,614,125
                  Enbridge Energy Partners LP, 9.875%, 3/1/2019                         9,750,000           13,201,997
  c               Endeavour International Corp., 12.00%, 3/1/2018                       5,100,000            5,329,500
  c               Enogex, LLC, 6.875%, 7/15/2014                                        2,000,000            2,126,094
  c               Enogex, LLC, 6.25%, 3/15/2020                                         2,500,000            2,857,785
                  Enterprise Products Operating LP, 7.034%, 1/15/2068                  14,480,000           16,579,600
                  EP Energy, LLC/ Everest Acquisition Finance, Inc., 6.875%,
                  5/1/2019                                                              2,000,000            2,170,000
  c,e             Gaz Capital SA, 8.146%, 4/11/2018                                     2,000,000            2,467,000
  c               Green Field Energy Services, 13.25%, 11/15/2016                      16,000,000           16,000,000
  c               Green Field Energy Services, 13.25%, 11/15/2016                         379,000              379,000
  c               GS Caltex Corp., 7.25%, 7/2/2013                                      7,000,000            7,198,604
                  Kinder Morgan Energy Partners LP, 9.00%, 2/1/2019                     8,000,000           10,782,792
                  Linc Energy U.S.A./Linc Energy Finance, 12.50%, 10/31/2017            8,000,000            7,920,000
  c               Maritimes & Northeast Pipeline, LLC, 7.50%, 5/31/2014                 6,435,000            6,767,690
                  NFR Energy, LLC, 9.75%, 2/15/2017                                     2,000,000            1,925,000
                  NuStar Logistics, 7.90%, 4/15/2018                                   18,000,000           20,345,580
                  Oneok Partners LP, 8.625%, 3/1/2019                                   8,000,000           10,621,920
  c,e             Petro Co. Trinidad Tobago Ltd., 9.75%, 8/14/2019                      4,000,000            5,316,000
                  RAAM Global Energy Co., 12.50%, 10/1/2015                            15,000,000           15,450,000
                  Southern Union Co., 3.33%, 11/1/2066                                 23,020,000           19,710,875
                  Teppco Partners LP, 7.00%, 6/1/2067                                   7,000,000            7,507,500
  c               Woodside Financial Ltd., 8.125%, 3/1/2014                             8,000,000            8,631,720

                                                                                                           247,135,546
              FOOD, BEVERAGE & TOBACCO -- 0.29%
                Food Products -- 0.15%
  c               Harmony Foods Corp., 10.00%, 5/1/2016                                 9,900,000           10,667,250
  c,e             Minerva Luxembourg SA, 12.25%, 2/10/2022                              6,000,000            7,185,000
                Tobacco -- 0.14%
                  Altria Group, Inc., 8.50%, 11/10/2013                                 4,000,000            4,261,852
                  Altria Group, Inc., 9.70%, 11/10/2018                                 3,632,000            5,084,538
  c,e             B.A.T. International Finance, plc, 9.50%, 11/15/2018                  5,000,000            6,952,910

                                                                                                            34,151,550
              HEALTH CARE EQUIPMENT & SERVICES -- 0.55%
                Health Care Equipment & Supplies -- 0.04%
                  Alere, Inc., 8.625%, 10/1/2018                                        5,000,000            5,025,000
                Health Care Providers & Services -- 0.30%
                  Aurora Diagnostics Holdings, LLC, 10.75%, 1/15/2018                  11,000,000            9,680,000
  c               Prospect Medical Holdings, Inc., 8.375%, 5/1/2019                    23,500,000           24,733,750
                Health Care Technology -- 0.21%
                  Merge Healthcare, Inc., 11.75%, 5/1/2015                             23,250,000           24,964,687

                                                                                                            64,403,437
              INSURANCE -- 1.59%
                Insurance -- 1.59%
  c,e             Dai Ichi Mutual Life Insurance Co. Ltd., 7.25%, 12/31/2049            9,000,000           10,258,794
                  Hartford Financial Services Group, 8.125%, 6/15/2068                  9,650,000           11,109,562
  c               Liberty Mutual Group, Inc., 5.75%, 3/15/2014                          1,000,000            1,047,253
  c               Metlife Capital Trust X, 9.25%, 4/8/2068                             12,000,000           16,560,000
                  Metlife, Inc., Series A, 6.817%, 8/15/2018                            4,000,000            5,039,088
  c               National Life Insurance of Vermont, 10.50%, 9/15/2039                 2,000,000            2,785,574
  c,e             Oil Insurance Ltd., 3.293%, 12/31/2049                                4,000,000            3,544,800
  c               Prudential Holdings, LLC, 8.695%, 12/18/2023                          4,500,000            5,894,096
  c,e             QBE Capital Funding III Ltd., 7.25%, 5/24/2041                       40,000,000           41,400,000
  c,e             QBE Insurance Group Ltd., 5.647%, 7/1/2023                           12,863,000           12,788,369
                  Transatlantic Holdings, Inc., 5.75%, 12/14/2015                      14,647,000           16,183,441
  c               White Mountains Re Group Ltd., 7.506%, 12/31/2049                    28,590,000           29,504,308
  c               ZFS Finance USA Trust II, 6.45%, 12/15/2065                          25,748,000           27,550,360
  c               ZFS Finance USA Trust V, 6.50%, 5/9/2067                              1,260,000            1,343,475

                                                                                                           185,009,120
              MATERIALS -- 0.70%
                Construction Materials -- 0.23%
  c,e             CEMEX Espana Luxembourg, 9.875%, 4/30/2019                            1,460,000            1,627,900
  c               CEMEX Finance, LLC, 9.50%, 12/14/2016                                10,000,000           10,875,000
                  CRH America, Inc., 8.125%, 7/15/2018                                 12,000,000           14,490,648
                Containers & Packaging -- 0.02%
  c               Plastipak Holdings, Inc., 10.625%, 8/15/2019                          2,250,000            2,570,625
                Metals & Mining -- 0.45%
  c,e             Anglo American Capital plc, 9.375%, 4/8/2014                          3,500,000            3,847,620
  c,e             FMG Resources Ltd., 8.25%, 11/1/2019                                  8,500,000            9,052,500
  c               GTL Trade Finance, Inc., 7.25%, 10/20/2017                            7,000,000            8,050,000
  c               Molycorp, Inc., 10.00%, 6/1/2020                                     22,500,000           20,925,000
  e               Thompson Creek Metals Co., 12.50%, 5/1/2019                           8,000,000            7,720,000
  e               Thompson Creek Metals Co., 9.75%, 12/1/2017                           2,500,000            2,650,000

                                                                                                            81,809,293
              MEDIA -- 0.40%
                Media -- 0.40%
                  Comcast Cable Communications, LLC, 8.875%, 5/1/2017                   5,000,000            6,484,225
  c,e             Mood Media Corp., 9.25%, 10/15/2020                                   9,000,000            9,483,750
                  Time Warner Cable, Inc., 8.75%, 2/14/2019                            14,000,000           18,888,240
                  Time Warner Cable, Inc., 8.25%, 2/14/2014                             4,000,000            4,332,996
                  WMG Holdings Corp., 13.75%, 10/1/2019                                 6,000,000            7,020,000

                                                                                                            46,209,211
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 0.28%
                Biotechnology -- 0.09%
  c,d             Ironwood Pharmaceuticals, Inc., 11.00%, 6/15/2024                     7,000,000            7,000,000
                  Tiers Inflation Linked Trust, Series Wyeth 2004 21 Trust
                  Certificate CPI Floating Rate Note, 3.841%, 2/1/2014                  3,000,000            3,075,120
                Life Sciences Tools & Services -- 0.09%
  c               BPA Laboratories, Inc., 12.25%, 4/1/2017                             12,000,000           10,830,000
                Pharmaceuticals -- 0.10%
  c,d             Alvogen Pharma U.S., Inc., 10.50%, 3/15/2019                         12,000,000           12,120,000

                                                                                                            33,025,120
              RETAILING -- 0.05%
                Multiline Retail -- 0.01%
  c,e             Grupo Famsa S.A.B. de C.V., 11.00%, 7/20/2015                         1,500,000            1,597,500
                Specialty Retail -- 0.04%
                  Best Buy, Inc., 7.25%, 7/15/2013                                      4,000,000            4,050,000

                                                                                                             5,647,500
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.15%
                Semiconductors & Semiconductor Equipment -- 0.15%
  c               Advanced Micro Devices, Inc., 7.50%, 8/15/2022                        6,950,000            5,716,375
                  KLA Tencor Corp., 6.90%, 5/1/2018                                    10,000,000           12,012,380

                                                                                                            17,728,755
              SOFTWARE & SERVICES -- 0.18%
                Internet Software & Services -- 0.16%
  c,e             EAccess Ltd., 8.25%, 4/1/2018                                         9,400,000           10,528,000
  d               Yahoo!, Inc., 6.65%, 8/10/2026                                        7,897,902            8,608,713
                Software -- 0.02%
                  Aspect Software, Inc., 10.625%, 5/15/2017                             2,000,000            1,810,000

                                                                                                            20,946,713
              TELECOMMUNICATION SERVICES -- 1.65%
                Diversified Telecommunication Services -- 1.50%
  e               Deutsche Telekom International Finance B.V., 8.75%, 6/15/2030        26,150,000           39,179,106
                  Level 3 Communications, Inc., 11.875%, 2/1/2019                       6,000,000            6,915,000
  c               Level 3 Communications, Inc., 8.875%, 6/1/2019                        9,000,000            9,585,000
                  Qwest Corp., 6.75%, 12/1/2021                                         9,000,000           10,547,703
  e               Telecom Italia Capital SA, 5.25%, 10/1/2015                           4,190,000            4,458,160
  e               Telefonica Emisiones SAU, 6.221%, 7/3/2017                            2,770,000            3,081,625
  e               Telefonica Emisiones SAU, 7.045%, 6/20/2036                          85,390,000           92,221,200
  c,e             Telemar Norte Leste SA, 5.50%, 10/23/2020                             9,065,000            9,427,600
                Wireless Telecommunication Services -- 0.15%
  c,e             Digicel SA, 12.00%, 4/1/2014                                          2,000,000            2,175,000
  c,e             VimpelCom (UBS SA), 8.25%, 5/23/2016                                  4,500,000            5,079,600
  c,e             VimpelCom Holdings BV, 7.504%, 3/1/2022                               8,735,000           10,012,494

                                                                                                           192,682,488
              TRANSPORTATION -- 0.30%
                Air Freight & Logistics -- 0.01%
  c               SPL Logistics Escrow, LLC, 8.875%, 8/1/2020                             800,000              848,000
                Airlines -- 0.25%
  c,e             Air Canada, 9.25%, 8/1/2015                                          17,000,000           17,765,000
  f               American Airlines, Inc., 8.625%, 4/15/2023                            8,461,184            8,778,478
                  US Airways, 6.25%, 10/22/2024                                         2,709,490            2,933,023
                Marine -- 0.04%
  c               Windsor Petroleum Transport Corp., 7.84%, 1/15/2021                   7,880,014            5,095,138

                                                                                                            35,419,639
              UTILITIES -- 1.53%
                Electric Utilities -- 0.82%
                  Alabama Power Capital Trust V, 3.46%, 10/1/2042                       4,000,000            3,985,000
                  Arizona Public Service Co., 8.75%, 3/1/2019                           6,500,000            8,568,001
  c,e             Enel Finance International S.A., 6.25%, 9/15/2017                    40,000,000           44,467,680
                  Entergy Gulf States Louisiana, LLC, 6.00%, 5/1/2018                   8,000,000            9,490,960
  c               Great River Energy, 5.829%, 7/1/2017                                  1,300,796            1,383,436
  c               Monongahela Power Co., 7.95%, 12/15/2013                              2,000,000            2,132,112
  c               Texas-New Mexico Power Co., 9.50%, 4/1/2019                          19,000,000           25,474,573
                Independent Power Producers & Energy Traders -- 0.24%
  e               Atlantic Power Corp. Co., 9.00%, 11/15/2018                           8,000,000            8,360,000
  c,e             Inkia Energy Ltd., 8.375%, 4/4/2021                                  18,000,000           20,115,000
                Multi-Utilities -- 0.47%
                  Ameren Illinois Co., 9.75%, 11/15/2018                                5,000,000            6,944,520
                  Black Hills Corp., 9.00%, 5/15/2014                                   4,500,000            4,954,657
                  NiSource Finance Corp., 6.15%, 3/1/2013                               5,562,000            5,608,176
                  NiSource Finance Corp., 6.40%, 3/15/2018                             20,000,000           24,109,660
                  Sempra Energy, 9.80%, 2/15/2019                                       7,750,000           10,851,031
                  Sempra Energy, 8.90%, 11/15/2013                                      2,000,000            2,139,274

                                                                                                           178,584,080

            TOTAL CORPORATE BONDS (Cost $1,182,449,970)                                                  1,379,593,532

            CONVERTIBLE BONDS -- 1.02%
              DIVERSIFIED FINANCIALS -- 0.58%
                Capital Markets -- 0.28%
                  Hercules Technology Growth Capital, Inc., 6.00%, 4/15/2016           10,000,000           10,331,250
  c               Prospect Capital Corp., 5.375%, 10/15/2017                            8,000,000            8,090,000
  c               Technology Investment CA, 7.50%, 11/1/2017                           15,000,000           14,681,250
                Diversified Financial Services -- 0.30%
  a               KKR Financial Holdings, LLC, 7.50%, 1/15/2017                        22,750,000           34,835,938

                                                                                                            67,938,438
              ENERGY -- 0.06%
                Oil, Gas & Consumable Fuels -- 0.06%
                  SunPower Corp., 4.50%, 3/15/2015                                      5,000,000            4,637,500
                  SunPower Corp., 4.75%, 4/15/2014                                      3,000,000            2,827,500

                                                                                                             7,465,000
              FOOD, BEVERAGE & TOBACCO -- 0.08%
                Beverages -- 0.08%
                  Central European Distribution Corp., 3.00%, 3/15/2013                18,239,000            9,301,890

                                                                                                             9,301,890
              MATERIALS -- 0.12%
                Construction Materials -- 0.08%
  e               CEMEX SAB de CV, 4.875%, 3/15/2015                                    8,500,000            9,265,000
                Metals & Mining -- 0.04%
  c,e             Jaguar Mining, Inc., 4.50%, 11/1/2014                                11,000,000            4,895,000

                                                                                                            14,160,000
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 0.07%
                Semiconductors & Semiconductor Equipment -- 0.07%
  e               Trina Solar Ltd., 4.00%, 7/15/2013                                    8,500,000            7,692,500

                                                                                                             7,692,500
              TELECOMMUNICATION SERVICES -- 0.11%
                Diversified Telecommunication Services -- 0.11%
  c               Alaska Communication Systems Group, Inc., 6.25%, 5/1/2018            15,600,000           10,452,000
                  Level 3 Communications, Inc., 7.00%, 3/15/2015                        2,000,000            2,378,750

                                                                                                            12,830,750

            TOTAL CONVERTIBLE BONDS (Cost $123,388,256)                                                    119,388,578

            WARRANTS -- 0.01%
       b         Green Field Energy Services                                               16,000              496,000

            TOTAL WARRANTS (Cost $627,343)                                                                     496,000

            MUNICIPAL BONDS -- 0.03%
                  San Bernardino County California, 8.45%, 9/1/2030                     2,555,000            2,715,556
                  Town of Victor New York, 9.20%, 5/1/2014                                785,000              803,652

            TOTAL MUNICIPAL BONDS (Cost $3,299,172)                                                          3,519,208

            U.S. GOVERNMENT AGENCIES -- 0.08%
  c               Agribank FCB, 9.125%, 7/15/2019                                       6,750,000            9,154,181

            TOTAL U.S. GOVERNMENT AGENCIES (Cost $6,750,000)                                                 9,154,181

            OTHER GOVERNMENT -- 0.03%
  e               Export-Import Bank of Korea, 8.125%, 1/21/2014                        2,750,000            2,951,072

            TOTAL OTHER GOVERNMENT (Cost $2,747,464)                                                         2,951,072

            FOREIGN BONDS -- 2.05%
              CONSUMER SERVICES -- 0.19%
                Hotels, Restaurants & Leisure -- 0.19%
  c               Arcos Dorados Holdings, Inc. (BRL), 10.25%, 7/13/2016                43,000,000           22,324,298

                                                                                                            22,324,298
              DIVERSIFIED FINANCIALS -- 0.58%
                Capital Markets -- 0.06%
                  Morgan Stanley (AUD), 3.51%, 3/1/2013                                 4,000,000            4,152,174
                  Morgan Stanley (BRL), 10.09%, 5/3/2017                                4,560,000            2,410,843
                Consumer Finance -- 0.25%
  c               Cash Store Financial (CAD), 11.50%, 1/31/2017                        10,250,000            7,634,689
  c               Lowell Group Financing plc (GBP), 10.75%, 4/1/2019                   12,000,000           21,442,739
                Diversified Financial Services -- 0.27%
  d               Bank of America Corp. (BRL), 10.75%, 8/20/2018                        5,000,000            2,515,262
                  Bank of America Corp. (BRL), 10.00%, 11/19/2014                       6,500,000            3,341,270
                  KFW (BRL), 5.375%, 9/14/2015                                         53,000,000           25,872,283

                                                                                                            67,369,260
              FOOD & STAPLES RETAILING -- 0.02%
                Food & Staples Retailing -- 0.02%
                  Wesfarmers Ltd. (AUD), 5.71%, 9/11/2014                               2,000,000            2,115,424

                                                                                                             2,115,424
              FOOD, BEVERAGE & TOBACCO -- 0.08%
                Beverages -- 0.08%
                  Anheuser-Busch InBev (BRL), 9.75%, 11/17/2015                        10,000,000            5,201,465
                  Ambev International Finance Co. Ltd. (BRL), 9.50%, 7/24/2017          7,669,000            4,279,283

                                                                                                             9,480,748
              INSURANCE -- 0.15%
                Insurance -- 0.15%
                  ELM BV (AUD), 4.455%, 12/31/2049                                      8,000,000            7,250,231
                  ELM BV (AUD), 7.635%, 12/31/2049                                     10,500,000           10,723,156

                                                                                                            17,973,387
              MATERIALS -- 0.08%
                Construction Materials -- 0.08%
                  CEMEX Finance, LLC (EUR), 9.625%, 12/14/2017                          6,500,000            9,266,055

                                                                                                             9,266,055
              MEDIA -- 0.06%
                Media -- 0.06%
  c               Corus Entertainment (CAD), 7.25%, 2/10/2017                           2,000,000            2,103,147
                  News America Holdings (AUD), 8.625%, 2/7/2014                         4,000,000            4,302,641

                                                                                                             6,405,788
              MISCELLANEOUS -- 0.56%
                Miscellaneous -- 0.56%
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2022                20,000,000           14,627,595
                  Federative Republic of Brazil (BRL), 12.50%, 1/5/2016                65,401,000           39,368,367
                  New South Wales Treasury Corp. (AUD), 4.151%, 11/20/2020              8,500,000           11,438,855

                                                                                                            65,434,817
              SOFTWARE & SERVICES -- 0.10%
                Internet Software & Services -- 0.10%
                  EAccess Ltd. (EUR), 8.375%, 4/1/2018                                  8,200,000           12,122,428

                                                                                                            12,122,428
              TRANSPORTATION -- 0.08%
                Airlines -- 0.08%
  d               Iberbond 2004 plc (EUR), 4.235%, 12/24/2017                           7,599,497            9,429,104

                                                                                                             9,429,104
              UTILITIES -- 0.15%
                Electric Utilities -- 0.05%
                  Cia de Eletricidade do Estado da Bahia (BRL), 11.75%, 4/27/2016      12,000,000            6,249,084
                Multi-Utilities -- 0.10%
                  Ville De Montreal (CAD), 5.45%, 12/1/2019                            10,000,000           11,626,722

                                                                                                            17,875,806

            TOTAL FOREIGN BONDS (Cost $220,770,991)                                                        239,797,115

            OTHER SECURITIES -- 0.43%
                Loan Participations -- 0.43%
                  Baker & Taylor Acquisitions, 12.00%, 9/19/2016                       13,000,000           12,415,000
  e               CEMEX Espana SA, 4.808%, 2/14/2014                                    3,373,420            3,171,015
                  Lonestar Intermediate Super Holdings, LLC, 11.00%, 8/7/2019           3,000,000            3,180,000
  d               Private Restaurants Properties, Inc., 9.00%, 3/1/2017                15,501,687           15,501,687
                  Texas Comp Electric Holdings, LLC, 3.81%, 10/10/2014                  4,135,735            3,110,858
                  Texas Comp Electric Holdings, LLC, 3.81%, 10/31/2014                  2,861,481            2,152,378
                  Texas Comp Electric Holdings, LLC, 3.713%, 10/10/2014                13,672,644           10,284,426

            TOTAL OTHER SECURITIES (Cost $52,651,436)                                                       49,815,364

            SHORT TERM INVESTMENTS -- 1.53%
                  Apache Corp., 0.40%, 1/2/2013                                        12,500,000           12,499,861
                  Arizona Public Service Co., 0.33%, 1/2/2013                          43,175,000           43,174,604
                  Bank of New York Tri-Party Repurchase Agreement dated 12/31/2012 due 1/2/2013, repurchase price $27,000,405 collateralized by 5 corporate debt securities, having an average coupon of 4.72%, a minimum credit weighting of BBB, maturity dates from 10/1/2017 to 11/15/2039, and having an aggregate market value of
                  $28,928,216 at 12/31/2012                                            27,000,000           27,000,000
                  Kroger Co., 0.38%, 1/3/2013                                          46,000,000           45,999,029
                  Kroger Co., 0.41%, 1/3/2013                                          50,000,000           49,998,861

            TOTAL SHORT TERM INVESTMENTS (Cost $178,672,355)                                               178,672,355

TOTAL INVESTMENTS -- 100.33% (Cost $10,723,581,607)                                                   $ 11,716,061,785

LIABILITIES NET OF OTHER ASSETS -- (0.33)%                                                                 (38,289,366)

NET ASSETS -- 100.00%                                                                                 $ 11,677,772,419

Footnote Legend
a Investment in Affiliates - Holdings of voting securities of each portfolio company which is considered "affiliated" to the Fund under the Investment Company Act of 1940 because the Fund's holding represented 5% or more of the company's voting securities during the period, are shown below:

                               Shares/Principal      Gross         Gross     Shares/Principal        Market Value       Investment
    Issuer                    September 30, 2012   Additions    Reductions   December 31, 2012     December 31, 2012      Income
    Apollo Investment Corp.           14,179,200          --       206,689          13,972,511     $     116,810,192  $  2,835,840
    Dynex Capital, Inc.                4,562,000          --            --           4,562,000            43,065,280     1,322,980
    Invesco Mortgage Capital, Inc.     7,000,000          --            --           7,000,000           137,970,000     4,550,000
    KKR Financial Holdings, LLC       12,400,000          --            --          12,400,000           130,944,000     2,604,000
    KKR Financial Holdings, LLC
       7.0%, 1.15.2017                22,750,000          --            --          22,750,000            34,835,938       236,481
    MFA Financial, Inc.               20,555,000     795,000            --          21,350,000           173,148,500     4,270,000
    Solar Capital Ltd.                 3,750,000          --            --           3,750,000            89,662,500     2,250,000
    Washington REIT                    3,975,000     445,000            --           4,420,000           115,583,000     1,326,000

                                                                                                   $     842,019,410  $ 19,395,301

Total non-controlled affiliated issuers - 7.21% of total Net Assets
b   Non-income producing.
c Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2012, the aggregate value of these securities in the Fund's portfolio was $754,648,300, representing 6.46% of the Fund's net assets.
d Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees.
e Yankee Bond - Denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
f   Bond in default.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
ARM        Adjustable Rate Mortgage
AUD        Denominated in Australian Dollars
BRL        Denominated in Brazilian Real
CAD        Denominated in Canadian Dollars
CMO        Collateralized Mortgage Obligation
CPI        Consumer Price Index
EUR        Denominated in Euros
FCB        Farm Credit Bank
GBP        Great Britain Pound
LIBOR      London Interbank Offered Rate
MFA        Mortgage Finance Authority
Mtg        Mortgage
Pfd        Preferred Stock
REIT       Real Estate Investment Trust

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract           Value         Unrealized        Unrealized
Contract Description          Buy/Sell        Amount        Value Date           USD         Appreciation      Depreciation

Euro                            Buy          96,771,800     02/28/2013      127,796,224      $  3,802,516     $          --
Euro                            Sell      1,116,977,500     02/28/2013    1,475,073,381                --       (69,703,461)
Great Britain Pound             Sell        169,547,800     04/10/2013      275,333,482                --          (994,121)
Swiss Franc                     Sell        115,045,200     04/09/2013      126,006,386                --        (1,743,354)

Total                                                                                        $  3,802,516     $ (72,440,936)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.
The Fund entered into forward currency contracts during the period ended
December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2012. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts during the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary over-the-counter market and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to use an alternative method to determine a fair value for the debt obligation. Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                              Total                Level 1             Level 2            Level 3(b)
Assets
Investments in Securities*

    Common Stock                       $  9,343,786,522      $  9,343,786,522   $              --     $           --
    Preferred Stock (a)                     302,513,430           197,779,731         104,733,699                 --
    Asset Backed Securities                  86,374,428                    --          77,458,803          8,915,625
    Corporate Bonds                       1,379,593,532                    --       1,351,864,819         27,728,713
    Convertible Bonds                       119,388,578                    --         119,388,578                 --
    Warrants                                    496,000               496,000                  --                 --
    Municipal Bonds                           3,519,208                    --           3,519,208                 --
    U.S. Government Agencies                  9,154,181                    --           9,154,181                 --
    Other Government                          2,951,072                    --           2,951,072                 --
    Foreign Bonds                           239,797,115                    --         227,852,749         11,944,366
    Other Securities                         49,815,364                    --          34,313,677         15,501,687
    Short Term Investments                  178,672,355                    --         178,672,355                 --

Total Investments in Securities        $ 11,716,061,785      $  9,542,062,253   $   2,109,909,141     $   64,090,391

Other Financial Instruments**
    Forward  Currency Contracts        $      3,802,516      $             --   $       3,802,516     $           --
    Spot Currency                      $          1,371      $          1,371   $              --     $           --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $    (72,440,936)     $             --   $     (72,440,936)    $           --
    Spot Currency                      $        (52,419)     $        (52,419)  $              --     $           --

(a) At December 31, 2012, industry classifications for Preferred Stock in Level 2 consist of $8,542,500 in Banks, $23,037,137 in Insurance, $11,213,437 in
Miscellaneous, $18,759,375 in Telecommunication Services and $43,181,250 in Utilities.

(b) In accordance with the guidance prescribed in Accounting Standards Update ("ASU") No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, unadjusted broker quotes were applied to portfolio securities characterized as Level 3 investments at December 31, 2012.

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

In accordance with the guidance prescribed in ASU No. 2011-04, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement. The Fund recognized no transfers between Levels 1 and 2 for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period. A rollforward of fair value measurements using significant unobservable inputs (Level 3) for the period ended December 31, 2012 is as follows:

                                   Asset Backed       Corporate       Foreign        Other
                                    Securities          Bonds          Bonds       Securities         Total

Beginning Balance 9/30/2012        $  8,652,910    $ 23,262,424   $ 11,648,180  $  15,541,168    $  59,104,682
Accrued Discounts (Premiums)              7,031          11,048         32,488             --           50,567
Net Realized Gain (Loss)                 29,629     (13,512,355)            --             --      (13,482,726)
Gross Purchases                              --       7,126,259             --             --        7,126,259
Gross Sales                            (191,138)     (2,811,887)            --        (39,481)      (3,042,506)
Change in Unrealized
  Appreciation (Depreciation)           417,193      13,653,224        263,698             --       14,334,115
Transfers into Level 3(a)                    --              --             --             --               --
Transfers out of Level 3(a)                  --              --             --             --               --

Ending Balance 12/31/2012(b)       $  8,915,625    $ 27,728,713   $ 11,944,366  $  15,501,687    $  64,090,391

(a) Transfers into or out of Level 3 were from or to Level 2, and were due to changes in other significant observable inputs available during the period ended December 31, 2012. Transfers into or out of Level 3 are based on the beginning market value of the period in which they occurred.

(b) Level 3 Securities represent 0.55% of total Net Assets at the period ended
    December 31, 2012. Significant fluctuations of the unobservable inputs applied to portfolio investments characterized as Level 3 could be expected to increase or decrease the fair value of these portfolio investments.

Thornburg Global Opportunities Fund                                                   December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 92.93%
              AUTOMOBILES & COMPONENTS -- 3.34%
                Auto Components -- 3.34%
       a         Delphi Automotive plc                                                    341,500      $    13,062,375

                                                                                                            13,062,375
              BANKS -- 1.07%
                Commercial Banks -- 1.07%
                 Liechtensteinische Landesbank AG                                         132,178            4,198,077

                                                                                                             4,198,077
              CAPITAL GOODS -- 6.24%
                Machinery -- 3.34%
       a         Oshkosh Corp.                                                            440,800           13,069,720
                Trading Companies & Distributors -- 2.90%
                 Fly Leasing Ltd. ADR                                                     918,113           11,311,152

                                                                                                            24,380,872
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.08%
                Commercial Services & Supplies -- 2.08%
                 Mineral Resources Ltd.                                                   806,379            8,130,998

                                                                                                             8,130,998
              CONSUMER DURABLES & APPAREL -- 3.47%
                Household Durables -- 3.47%
                 Cyrela Brazil Realty S.A.                                                880,600            7,694,229
                 PDG Realty SA                                                          3,634,200            5,875,068

                                                                                                            13,569,297
              CONSUMER SERVICES -- 7.68%
                Diversified Consumer Services -- 4.38%
                 Weight Watchers International, Inc.                                      326,653           17,103,551
                Hotels, Restaurants & Leisure -- 3.30%
       a         Galaxy Entertainment Group Ltd.                                        3,301,795           12,907,538

                                                                                                            30,011,089
              DIVERSIFIED FINANCIALS -- 11.73%
                Capital Markets -- 1.44%
                 UBS AG                                                                   359,646            5,611,052
                Consumer Finance -- 4.05%
                 Capital One Financial Corp.                                              273,542           15,846,288
                Diversified Financial Services -- 6.24%
                 Bank of America Corp.                                                  1,025,400           11,894,640
                 KKR Financial Holdings LLC                                             1,185,570           12,519,619

                                                                                                            45,871,599
              ENERGY -- 6.16%
                Energy Equipment & Services -- 2.98%
                 Ensign Energy Services, Inc.                                             242,300            3,743,994
                 Transocean Ltd.                                                          177,500            7,925,375
                Oil, Gas & Consumable Fuels -- 3.18%
       a         Bankers Petroleum Ltd.                                                 3,846,700           12,413,700

                                                                                                            24,083,069
              FOOD & STAPLES RETAILING -- 1.66%
                Food & Staples Retailing -- 1.66%
                 Walgreen Co.                                                             175,100            6,480,451

                                                                                                             6,480,451
              FOOD, BEVERAGE & TOBACCO -- 2.85%
                Food Products -- 2.85%
                 BRF-Brasil Foods SA                                                      541,300           11,153,820

                                                                                                            11,153,820
              INSURANCE -- 3.87%
                Insurance -- 3.87%
                 Swiss Re                                                                 149,650           10,782,196
                 Willis Group Holdings plc                                                130,093            4,362,018

                                                                                                            15,144,214
              MEDIA -- 4.59%
                Media -- 4.59%
                 Kabel Deutschland Holding AG                                             167,600           12,514,628
                 Television Broadcasts Ltd.                                               725,380            5,423,375

                                                                                                            17,938,003
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 6.80%
                Pharmaceuticals -- 6.80%
                 Roche Holding AG                                                          35,300            7,101,296
       a         Valeant Pharmaceuticals International, Inc.                              325,717           19,468,105

                                                                                                            26,569,401
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 2.38%
                Life Sciences Tools & Services -- 2.38%
       a         Illumina, Inc.                                                           167,680            9,321,331

                                                                                                             9,321,331
              SOFTWARE & SERVICES -- 10.23%
                Information Technology Services -- 4.93%
       a         InterXion Holding NV                                                     811,936           19,291,600
                Internet Software & Services -- 3.62%
       a         Google, Inc.                                                              19,955           14,155,478
                Software -- 1.68%
                 Microsoft Corp.                                                          245,200            6,554,196

                                                                                                            40,001,274
              TECHNOLOGY HARDWARE & EQUIPMENT -- 6.24%
                Communications Equipment -- 4.26%
       a         EchoStar Corp.                                                           486,941           16,663,121
                Computers & Peripherals -- 1.98%
                 Apple, Inc.                                                               14,500            7,728,935

                                                                                                            24,392,056
              TELECOMMUNICATION SERVICES -- 10.80%
                Diversified Telecommunication Services -- 10.80%
       a         Level 3 Communications, Inc.                                             763,926           17,654,330
                 Telefonica Brasil ADR                                                    585,700           14,091,942
                 Telstra Corp. Ltd.                                                     2,311,263           10,488,569

                                                                                                            42,234,841
              TRANSPORTATION -- 1.74%
                Transportation Infrastructure -- 1.74%
                 China Merchants Holdings International Co. Ltd.                        2,124,346            6,797,162

                                                                                                             6,797,162

            TOTAL COMMON STOCK (Cost $306,366,397)                                                         363,339,929

            EXCHANGE-TRADED FUNDS -- 3.78%
       a         SPDR Gold Trust                                                           91,210           14,776,932


            TOTAL EXCHANGE-TRADED FUNDS  (Cost $14,734,322)                                                 14,776,932

            SHORT TERM INVESTMENTS -- 1.54%
                  Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                  12/31/2012 due 1/2/2013, repurchase price $6,000,090
                  collateralized by 2 corporate debt securities, having an
                  average coupon of 2.938%, a minimum credit rating of A,
                  maturity dates from 3/10/2015 to 11/6/2018, and having an
                  aggregate market value of $6,437,481 at 12/31/2012                $   6,000,000            6,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $6,000,000)                                                   6,000,000

TOTAL INVESTMENTS -- 98.25% (Cost $327,100,719)                                                        $   384,116,861

OTHER ASSETS LESS LIABILITIES -- 1.75%                                                                       6,851,482

NET ASSETS -- 100.00%                                                                                  $   390,968,343

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract         Value         Unrealized      Unrealized
Contract Description          Buy/Sell        Amount        Value Date         USD         Appreciation    Depreciation

Euro                            Sell         2,613,800      02/08/2013      3,451,152      $      1,025    $         --
Euro                            Sell        18,757,400      02/08/2013     24,766,482                --      (1,494,551)
Swiss Franc                     Sell         3,525,100      04/03/2013      3,860,514                --         (81,867)

Total                                                                                      $      1,025    $ (1,576,418)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. Values of open sell currency contracts are indicative of the activity for the period ended December 31, 2012. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts during the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees.

In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                              Total                Level 1             Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $    363,339,929     $    363,339,929    $             --    $           --
    Exchange-Traded Funds                    14,776,932           14,776,932                  --                --
    Short Term Investments                    6,000,000                   --           6,000,000                --

Total Investments in Securities        $    384,116,861     $    378,116,861    $      6,000,000    $           --

Other Financial Instruments**
    Forward  Currency Contracts        $          1,025     $             --    $          1,025    $           --
    Spot Currency                      $            102     $            102    $             --    $           --

Liabilities

Other Financial Instruments**
    Forward  Currency Contracts        $     (1,576,418)    $             --    $     (1,576,418)   $           --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.

Thornburg Developing World Fund                                                       December 31, 2012 (Unaudited)
                                                                                         Shares/
                                                                                    Principal Amount           Value
            COMMON STOCK -- 95.21%
              BANKS -- 9.79%
                Commercial Banks -- 9.79%
                 Bancolombia S.A. ADR                                                      30,473      $     2,028,892
                 Credicorp Ltd.                                                            24,922            3,652,568
                 PT Bank Mandiri                                                        3,688,500            3,100,062
                 Sberbank-CLS                                                             747,800            2,274,828
                 Security Bank Corp.                                                      769,000            2,921,498

                                                                                                            13,977,848
              COMMERCIAL & PROFESSIONAL SERVICES -- 2.45%
                Commercial Services & Supplies -- 2.45%
                 Valid Solucoes SA                                                        157,500            3,500,000

                                                                                                             3,500,000
              CONSUMER DURABLES & APPAREL -- 5.85%
                Household Durables -- 2.18%
                 TTK Prestige Ltd.                                                         50,530            3,112,589
                Textiles, Apparel & Luxury Goods -- 3.67%
                 Forus SA                                                                 363,600            2,050,590
                 Prada S.p.A.                                                             334,600            3,194,540

                                                                                                             8,357,719
              CONSUMER SERVICES -- 11.81%
                Hotels, Restaurants & Leisure -- 11.81%
       a         Bloomberry Resorts Corp.                                               7,048,200            2,265,723
       a         Galaxy Entertainment Group Ltd.                                          807,000            3,154,763
                 Herfy Food Services Co.                                                   87,226            2,442,198
       a         Jubilant FoodWorks Ltd.                                                   90,670            2,131,465
                 NagaCorp Ltd.                                                          6,286,000            3,811,737
                 Yum! Brands, Inc.                                                         46,074            3,059,313

                                                                                                            16,865,199
              DIVERSIFIED FINANCIALS -- 1.97%
                Capital Markets -- 1.97%
                 CETIP SA                                                                 226,400            2,807,471

                                                                                                             2,807,471
              ENERGY -- 6.42%
                Oil, Gas & Consumable Fuels -- 6.42%
       a         Gran Tierra Energy, Inc.                                                 679,203            3,755,521
                 Harum Energy Tbk                                                       5,502,500            3,425,681
                 Tullow Oil plc                                                            97,307            1,993,267

                                                                                                             9,174,469
              FOOD & STAPLES RETAILING -- 11.98%
                Food & Staples Retailing -- 11.98%
                 Bim Birlesik Magazalar A.S.                                               38,800            1,897,643
                 Clicks Group Ltd.                                                        266,462            2,040,230
                 Jeronimo Martins SGPS SA                                                 166,362            3,206,009
                 Magnit OJCS GDR                                                           80,106            3,212,250
                 PriceSmart, Inc.                                                          33,241            2,561,219
                 Puregold Price Club, Inc.                                              5,211,600            4,188,318

                                                                                                            17,105,669
              FOOD, BEVERAGE & TOBACCO -- 7.60%
                Food Products -- 7.60%
                 Biostime International Holdings Ltd.                                     926,500            2,904,707
                 Mayora Indah                                                           1,010,800            2,097,640
                 Mead Johnson Nutrition Co.                                                52,524            3,460,806
                 Oldtown Berhad                                                         3,241,300            2,395,467

                                                                                                            10,858,620
              HEALTH CARE EQUIPMENT & SERVICES -- 2.46%
                Health Care Providers & Services -- 2.46%
       a         Qualicorp SA                                                             339,700            3,518,944

                                                                                                             3,518,944
              HOUSEHOLD & PERSONAL PRODUCTS -- 3.40%
                Personal Products -- 3.40%
                 Dabur India Ltd.                                                         814,098            1,911,548
                 Hengan International Group Co. Ltd.                                      326,500            2,940,284

                                                                                                             4,851,832
              MATERIALS -- 3.69%
                Chemicals -- 2.05%
                 Sociedad Quimica Minera de Chile SA ADR                                   50,810            2,928,689
                Metals & Mining -- 1.64%
                 Southern Copper Corp.                                                     61,784            2,339,142

                                                                                                             5,267,831
              MEDIA -- 2.08%
                Media -- 2.08%
                 VGI Global Media PCL                                                     981,800            2,968,830

                                                                                                             2,968,830
              PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES -- 3.55%
                Pharmaceuticals -- 3.55%
                 China Medical System Holdings Ltd.                                     3,603,000            2,789,113
       a         Genomma Lab Internacional SA                                           1,110,518            2,281,810

                                                                                                             5,070,923
              RETAILING -- 4.56%
                Multiline Retail -- 2.61%
                 PT Mitra Adiperkasa Tbk                                                5,407,000            3,730,900
                Specialty Retail -- 1.95%
                 Cia Hering                                                               135,500            2,778,825

                                                                                                             6,509,725
              SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT -- 1.51%
                Semiconductors & Semiconductor Equipment -- 1.51%
                 Hermes Microvision, Inc.                                                 117,800            2,158,118

                                                                                                             2,158,118
              SOFTWARE & SERVICES -- 12.46%
                Internet Software & Services -- 10.65%
       a         Baidu, Inc. ADR                                                           36,335            3,644,037
                 Mercadolibre, Inc.                                                        41,919            3,293,576
       a         NetEase.com, Inc. ADR                                                     16,852              717,053
                 Tencent Holdings Ltd.                                                    120,200            3,852,181
       a         Yandex NV                                                                171,470            3,698,608
                Software -- 1.81%
       a         AutoNavi Holdings Ltd. ADR                                                71,245              808,630
                 Totvs SA                                                                  90,555            1,786,333

                                                                                                            17,800,418
              TECHNOLOGY HARDWARE & EQUIPMENT -- 2.34%
                Communications Equipment -- 2.34%
                 Qualcomm, Inc.                                                            53,754            3,333,823

                                                                                                             3,333,823
              TRANSPORTATION -- 1.29%
                Transportation Infrastructure -- 1.29%
                 International Container Terminal Services, Inc.                        1,022,500            1,842,679

                                                                                                             1,842,679

            TOTAL COMMON STOCK (Cost $120,345,089)                                                         135,970,118

            SHORT TERM INVESTMENTS -- 2.80%
                  Bank of New York Tri-Party Repurchase Agreement 0.27% dated
                  12/31/2012 due 1/2/2013, repurchase price $4,000,060
                  collateralized by 2 corporate debt securities, having a coupon of 2.94%, a minimum credit rating of BBB, maturity dates from
                  3/10/2015 to 10/1/2017, and having an aggregate market value
                  of $4,288,695 at 12/31/2012                                       $   4,000,000            4,000,000

            TOTAL SHORT TERM INVESTMENTS (Cost $4,000,000)                                                   4,000,000

TOTAL INVESTMENTS -- 98.01% (Cost $124,345,089)                                                       $    139,970,118

OTHER ASSETS LESS LIABILITIES -- 1.99%                                                                       2,843,301

NET ASSETS -- 100.00%                                                                                 $    142,813,419

Footnote Legend
a   Non-income producing.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
ADR        American Depository Receipt
GDR        Global Depository Receipt

                       Outstanding Forward Currency Contracts to Buy or Sell at December 31, 2012
                                             Contract        Contract         Value         Unrealized      Unrealized
Contract Description          Buy/Sell        Amount        Value Date         USD         Appreciation    Depreciation

Euro                            Sell          221,400       01/10/2013       292,255       $         --    $     (7,421)
Euro                            Sell           91,000       01/10/2013       120,123                 --          (7,994)
Euro                            Sell          219,800       01/10/2013       290,142                 --         (10,372)
Euro                            Sell          180,100       01/10/2013       237,737                 --         (16,911)
Euro                            Sell          279,900       01/10/2013       369,476                 --         (26,140)
Euro                            Sell        1,048,600       01/10/2013     1,384,183                 --         (93,147)

Total                                                                                      $         --    $   (161,985)

NOTES TO SCHEDULE OF INVESTMENTS:

Derivative Financial Instruments with Off-Balance Sheet Risk and Foreign Investment Risk:
The Fund may use a variety of derivative financial instruments to hedge or adjust the risks affecting its investment portfolio or to enhance investment returns. Provisions of FASB Accounting Standards Codification ASC 815-10-50
("ASC 815"), require certain disclosures. The disclosures are intended to provide users of financial statements with an understanding of the use of derivative instruments by the Fund and how these derivatives affect the financial position, financial performance and cash flows of the Fund. The Fund does not designate any derivative instruments as hedging instruments under ASC
815. During the period ended December 31, 2012, the Fund's principal exposure to derivative financial instruments of the type addressed by ASC 815 was investment in foreign exchange contracts. A foreign exchange contract is an agreement between two parties to exchange different currencies at a specified rate of exchange at an agreed upon future date. Foreign exchange contracts involve risks to the Fund, including the risk that a contract counterparty will not meet its obligations to the Fund, the risk that a change in a contract's value may not correlate perfectly with the currency the contract was intended to track, and the risk that the Fund's advisor is unable to correctly implement its strategy in using a contract. In any such instance, the Fund may not achieve the intended benefit of entering into a contract, and may experience a loss.

The Fund entered into forward currency contracts during the period ended December 31, 2012 in the normal course of pursuing its investment objectives, in anticipation of purchasing foreign investments or with the intent of reducing the risk to the value of the Fund's foreign investments from adverse changes in the relationship between the U.S. dollar and foreign currencies. In each case these contracts have been initiated in conjunction with foreign investment transactions. The quarterly average values of open sell currency contracts for the period ended December 31, 2012 was $2,249,629. Open buy currency contracts are entered into for the purpose of closing open sell currency contracts and the values are dependent upon the values of open sell currency contracts during the period ended December 31, 2012.

Valuation Policy and Procedures: The Fund's Trustees of the Trust (the "Trustees") have authorized employees of the Fund's investment advisor, acting as the Valuation and Pricing Committee (the "Committee"), to make certain valuation determinations, subject to oversight and review by the Trustees and the Audit Committee of the Trustees. The Committee and other employees of the Fund's investment advisor administer and implement the valuation process and make fair value decisions. The Committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services, considers circumstances in the markets which may require valuation determinations by the Committee and reviews previous valuation determinations. The Committee also reports on its activities, the performance of the pricing services and other matters to the Trustees and the Audit Committee of the Trustees. In determining a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants at the measurement date. Typically, the fair value process employs standing instructions to use quoted prices in active markets or the use of independent pricing services. Less frequently, the Committee may make a fair value determination using other methods. However, because fair value prices are estimated prices, the determination of fair value for an investment may differ from the value that would be realized by the Fund upon a sale of the investment, and that difference could be material to the Fund's financial statements. The Committee's determination of fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.

Valuation of Investments: Portfolio investments listed or traded on a national securities exchange are valued on the valuation date at the last reported trade price on the exchange that is the primary market for the investment. Portfolio investments traded on an exchange for which there has been no trade that day and other equity investments traded in the over-the-counter market are valued at the mean between the last reported bid and ask prices. Portfolio investments reported by NASDAQ are valued at the NASDAQ official closing price. Any foreign investment traded on exchanges outside the United States is valued at the price of the investment on the exchange that is normally the investment's primary market, as of the close of that exchange preceding the time of the Fund's valuation measurement date.

In any case where the market value of an equity investment held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. The Committee's determinations are made using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from an independent pricing service. The pricing service ordinarily values equity investments in these instances using multi-factor models to adjust market prices based upon various inputs, including exchange data, depository receipt prices, futures and index data and other data. An investment's market value is deemed not readily available whenever the exchange or market on which the investment is primarily traded is closed for the entire scheduled day of trading. Additionally, an investment's market value may be deemed not readily available under other circumstances identified by the Trustees, including when developments occurring after the most recent close of the investment's primary exchange or market, but before the most recent close of trading in Fund shares, or an unusual event or significant period of time occurring since the availability of a market quotation, create a question about the reliability of the investment's market value. On days when market volatility thresholds pre-determined by the Trustees are exceeded, foreign equity investments held by the Fund may be valued using synthetic pricing obtained from an independent pricing service approved by the Trustees, subject to the ability of the Committee to determine in any such instance to utilize market closing prices if the Committee considers closing prices to be more reliable.

Debt obligations held by the Fund have a primary market over-the-counter and are valued by an independent pricing service approved by the Trustees. The pricing service ordinarily values debt obligations at quoted bid prices. When quotations are not available, debt obligations held by the Fund are valued at evaluated prices determined by the pricing service using methods which include consideration of yields or prices of debt obligations of comparable quality, type of issue, coupon, maturity and rating, and indications as to value from dealers and general market conditions. Short-term obligations having remaining maturities of 60 days or less are ordinarily valued at amortized cost, which approximates market value.

In any case where the market value of a debt obligation held by the Fund is not readily available, a determination of a fair value for the investment is made by the Committee. In any case where a pricing service fails to provide a price for a debt obligation held by the Fund, the Committee determines a fair value for the debt obligation using procedures in accordance with a policy approved by the Trustees, which may include the use of a price obtained from a different independent pricing service. Additionally, in any case where management believes that a price provided by a pricing service for a debt obligation held by the Fund may be unreliable, the Committee decides whether or not to use the pricing service's valuation or to determine a fair value for the debt obligation.

Quotations in foreign currencies for foreign portfolio investments are converted to U.S. dollar equivalents using the foreign exchange quotation in effect at the time of valuation.

Valuation Measurements: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established by guidance by the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs and minimize the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market data. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment's level within the hierarchy is based on the lowest level input that is deemed significant to the fair value measurement. The methodologies and relative inputs used to value investments are not necessarily indications of the risk or liquidity associated with investing in those investments.

Various inputs are used in determining the fair value measurement of the Fund's investments. These inputs are generally summarized according to the three-level hierarchy below:

Level 1: Quoted prices in active markets for identical investments.

Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit risk, etc.). When market volatility thresholds are exceeded, foreign equity investments may be fair valued according to other significant observable inputs rather than quoted market prices. The affected investments will be characterized as Level 2 within the valuation hierarchy and revert to Level 1 after the threshold is no longer exceeded.

Level 3: Significant unobservable inputs, (including the Committee's own assumptions in determining the fair value of investments), are generally applicable to investments fair valued with single broker quotes and other investments.

Portfolio investments with minimal, if any, market activity are characterized as Level 3 and are valued using significant unobservable inputs, typically including single broker quotes, which may be adjusted or unadjusted, related or comparable investments, recent transactions, and other relevant information.

Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. An income based valuation approach would consider discounted anticipated future cash flows of the investment. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investment. The derived value of a Level 3 investment may not represent the value which is received upon disposition.

The following table displays a summary of the fair value hierarchy measurements of the Fund's investments as of December 31, 2012. In any instance where valuation inputs from more than one level are used to determine the fair value of a specific investment, the investment is placed in the level of the table based upon the lowest level input that is significant in determining the fair value of the investment:

                                                      Fair Value Measurements at December 31, 2012
                                              Total                Level 1             Level 2           Level 3
Assets
Investments in Securities*

    Common Stock                       $    135,970,118     $    135,970,118    $             --    $            --
    Short Term Investments                    4,000,000                   --           4,000,000                 --

Total Investments in Securities        $    139,970,118     $    135,970,118    $      4,000,000    $            --

Other Financial Instruments**
     Spot Currency                     $          4,249     $          4,249    $             --    $            --

Liabilities

Other Financial Instruments**
     Forward  Currency Contracts       $      (161,985)     $             --    $       (161,985)   $            --
     Spot Currency                     $           (63)     $            (63)   $             --    $            --

* See Schedule of Investments for a summary of the industry exposure as grouped according to the Global Industry Classification Standard (GICS), which is an industry taxonomy developed by MSCI, Inc. and Standard & Poor's (S&P).

** Other Financial Instruments include investments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation (depreciation) on the investment.

In accordance with the guidance prescribed in Accounting Standards Update No. 2011-04, amending Topic 820 Fair Value Measurements and Disclosures, it is the policy of the Fund to recognize transfers between Levels 1, 2 and 3 and to disclose those transfers due to the underlying event which caused the movement. The Fund recognized no transfers between levels for the period ended December 31, 2012, other than when the Fund exceeded market volatility thresholds for foreign equity investments during the period.


Item 2. Controls and Procedures

(a) The principal executive officer and the principal financial officer have concluded that the Thornburg Investment Trust (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.


Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) are filed and attached hereto as Exhibit 99.CERT.


                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Thornburg Investment Trust

By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 22, 2013


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:      /s/ Brian J. McMahon

         Brian J. McMahon

         President and principal executive officer

         Date:    February 22, 2013

By:      /s/ Jason H. Brady

         Jason H. Brady

         Treasurer and principal financial officer

         Date:    February 22, 2013